Schedule of Investments (Unaudited)	July 31, 2023

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.9%
Materials — 0.9%
Kingsgate Consolidated *	4,847,086	$3,984,774
Silver Mines *	32,117,406	3,895,616
TOTAL AUSTRALIA		7,880,390
BOSNIA AND HERZEGOVINA — 1.8%
Materials — 1.8%
Adriatic Metals, Cl CDI * (A)	6,844,372	16,142,278
BRAZIL — 22.8%
Materials — 22.8%
Wheaton Precious Metals	4,699,484	210,677,868
CANADA — 43.9%
Materials — 43.9%
AbraSilver Resource *	10,320,989	2,313,156
Americas Gold & Silver *	4,957,505	2,033,848
Aya Gold & Silver *	2,223,402	14,189,232
Blackrock Silver *	4,116,076	1,329,027
Discovery Silver *	6,244,605	3,890,276
Dolly Varden Silver *	2,903,304	1,654,304
Endeavour Silver * (A)	4,699,741	16,496,091
First Majestic Silver	6,478,193	43,310,996
Fortuna Silver Mines *	7,160,238	25,567,422
GoGold Resources *	6,770,139	7,663,823
Guanajuato Silver *	6,235,034	1,634,254
MAG Silver *	2,447,773	29,605,733
McEwen Mining *	973,913	8,434,087
New Pacific Metals *	2,082,185	5,046,283
Pan American Silver (A)	7,840,238	132,343,217
Prime Mining *	2,120,957	2,997,136
Santacruz Silver Mining *	7,995,208	1,822,270
Silvercorp Metals	4,219,742	13,240,292
SilverCrest Metals *	3,528,674	20,240,447
SSR Mining	3,199,601	46,586,191
Triple Flag Precious Metals	1,538,944	21,173,999

Schedule of Investments (Unaudited)	July 31, 2023

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vizsla Silver *	3,873,959	$4,414,768
TOTAL CANADA		405,986,852
MEXICO — 8.9%
Materials — 8.9%
Fresnillo	4,452,042	35,411,952
Industrias Penoles *	3,264,742	46,800,011
TOTAL MEXICO		82,211,963
PERU — 5.9%
Materials — 5.9%
Cia de Minas Buenaventura SAA ADR	6,079,585	46,934,396
Hochschild Mining	7,862,690	7,809,983
TOTAL PERU		54,744,379
SOUTH KOREA — 5.0%
Materials — 5.0%
Korea Zinc	119,979	46,498,746
UNITED STATES — 10.8%
Materials — 10.8%
Coeur Mining *	7,258,219	22,355,315
Gatos Silver *	1,161,569	6,028,543
Gold Resource	2,145,895	1,365,433
Golden Minerals *	136,736	181,859
Hecla Mining (A)	12,161,025	70,047,504
TOTAL UNITED STATES		99,978,654
TOTAL COMMON STOCK
(Cost $1,104,046,312)		924,121,130

	Face Amount
U.S TREASURY OBLIGATION(B) — 3.5%
U.S. Treasury Bill
5.347%, 11/02/23
(Cost $32,559,936)	$33,000,000	32,548,895

Schedule of Investments (Unaudited)	July 31, 2023

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 3.1%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $6,689,578 (collateralized by various U.S. Government Obligations, ranging in par value $102,411 - $470,116, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $6,822,365)	$6,688,593	$6,688,593
Daiwa Capital Markets America
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $6,689,578 (collateralized by various U.S. Government Obligations, ranging in par value $1,206 - $2,370,257, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $6,822,365)	6,688,593	6,688,593
Deutsche Bank Securities Inc.,
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $6,689,578 (collateralized by various U.S. Government Obligations, ranging in par value $742 - $597,005, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $6,822,365)	6,688,593	6,688,593
Nomura Securities International Inc.,
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $1,707,664 (collateralized by various U.S. Government Obligations, ranging in par value $5 - $324,729, 1.500% - 7.500%, 06/15/2024 - 08/20/2062, with a total market value of $1,741,567)	1,707,413	1,707,413

Schedule of Investments (Unaudited)	July 31, 2023

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $6,689,578 (collateralized by various U.S. Government and U.S. Treasury Obligations, ranging in par value $1 - $1,061,679, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $6,822,365)	$6,688,593	$6,688,593
TOTAL REPURCHASE AGREEMENTS
(Cost $28,461,785)		28,461,785
TOTAL INVESTMENTS — 106.6%
(Cost $1,165,068,033)		$985,131,810

Percentages are based on Net Assets of $923,999,185.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$924,121,130	$—	$—	$924,121,130
U.S Treasury Obligation	—	32,548,895	—	32,548,895
Repurchase Agreements	—	28,461,785	—	28,461,785
Total Investments in Securities	$924,121,130	$61,010,680	$—	$985,131,810

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.8%
Materials — 12.8%
29Metals (A)	5,035,341	$2,443,006
BHP Group	2,532,363	78,512,962
Glencore	12,911,325	78,668,030
Sandfire Resources *	8,419,362	38,238,624
SolGold * (A)	31,311,876	6,365,431
TOTAL AUSTRALIA		204,228,053
BRAZIL — 2.7%
Materials — 2.7%
ERO Copper *	1,587,408	38,230,453
Nexa Resources (A)	868,176	4,332,198
TOTAL BRAZIL		42,562,651
CANADA — 20.3%
Materials — 20.3%
Altius Minerals	774,804	12,602,890
Capstone Copper *	7,788,584	40,769,872
Filo *	1,589,884	30,124,754
Foran Mining *	3,146,304	9,537,514
HudBay Minerals	6,464,920	38,605,333
Ivanhoe Mines, Cl A *	8,515,371	90,442,459
NGEx Minerals *	2,157,074	11,488,007
Solaris Resources *	926,639	4,597,115
Taseko Mines *	5,551,079	8,437,640
Teck Resources, Cl B	1,747,140	77,756,855
TOTAL CANADA		324,362,439
CHILE — 11.0%
Materials — 11.0%
Antofagasta	3,910,467	84,402,007
Lundin Mining	10,104,183	90,505,844
TOTAL CHILE		174,907,851

Schedule of Investments (Unaudited)	July 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 10.4%
Materials — 10.4%
China Gold International Resources	4,754,300	$19,142,295
China Nonferrous Mining	22,551,400	11,884,834
Jiangxi Copper, Cl H	21,522,501	35,987,205
Jinchuan Group International Resources	83,690,900	4,721,812
MMG *	55,476,000	20,273,456
Zijin Mining Group, Cl H	42,646,960	73,058,764
TOTAL CHINA		165,068,366
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,080,385	8,833,225
GERMANY — 3.5%
Materials — 3.5%
Aurubis	594,370	56,056,197
JAPAN — 7.5%
Materials — 7.5%
Mitsubishi Materials	2,397,563	42,878,713
Nittetsu Mining	186,604	6,671,934
Sumitomo Metal Mining	2,005,832	69,374,004
TOTAL JAPAN		118,924,651
MEXICO — 10.5%
Materials — 10.5%
Grupo Mexico, Cl B	15,623,581	81,417,542
Southern Copper (A)	980,857	85,766,136
TOTAL MEXICO		167,183,678

Schedule of Investments (Unaudited)	July 31, 2023

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 5.1%
Materials — 5.1%
KGHM Polska Miedz (A)	2,643,058	$82,078,642
SWEDEN — 3.7%
Materials — 3.7%
Boliden	1,998,581	58,982,628
TURKEY — 0.5%
Industrials — 0.5%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	6,947,753	7,554,948
UNITED KINGDOM — 0.5%
Materials — 0.5%
Central Asia Metals	3,487,571	8,238,675
UNITED STATES — 5.1%
Materials — 5.1%
Freeport-McMoRan (A)	1,830,440	81,729,146
ZAMBIA — 5.7%
Materials — 5.7%
First Quantum Minerals	3,065,657	91,090,481
TOTAL COMMON STOCK
(Cost $1,525,235,974)		1,591,801,631

Schedule of Investments (Unaudited)	July 31, 2023

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.0%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,814,691 (collateralized by various U.S. Government Obligations, ranging in par value $58,399 - $268,081, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $3,890,412)	$3,814,129	$3,814,129
Daiwa Capital Markets America
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $967,114 (collateralized by various U.S. Government Obligations, ranging in par value $174 - $342,669, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $986,312)	966,972	966,972
Deutsche Bank Securities Inc.,
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,814,691 (collateralized by various U.S. Government Obligations, ranging in par value $423 - $340,439, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $3,890,412)	3,814,129	3,814,129
HSBC Securities USA Inc.,
5.290%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,814,689 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,819 - $2,833,230, 0.000% - 4.080%, 09/05/2023 - 11/15/2052, with a total market value of $3,890,412)	3,814,129	3,814,129

Schedule of Investments (Unaudited)	July 31, 2023

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,814,691 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $605,416, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $3,890,412)	$3,814,129	$3,814,129
TOTAL REPURCHASE AGREEMENTS
(Cost $16,223,488)		16,223,488
TOTAL INVESTMENTS — 100.9%
(Cost $1,541,459,462)		$1,608,025,119

Percentages are based on Net Assets of $1,594,099,672.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,591,801,631	$—	$—	$1,591,801,631
Repurchase Agreements	—	16,223,488	—	16,223,488
Total Investments in Securities	$1,591,801,631	$16,223,488	$—	$1,608,025,119

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 27.4%
Materials — 27.4%
Bellevue Gold *	902,567	$881,882
Capricorn Metals *	235,776	707,005
De Grey Mining *	1,011,317	909,770
Emerald Resources NL * (A)	379,576	580,614
Firefinch *(B)	825,148	122,326
Genesis Minerals *	160,184	158,672
Gold Road Resources	866,778	919,923
OceanaGold	587,234	1,231,351
Perseus Mining	1,096,142	1,281,532
Ramelius Resources	661,565	568,389
Red 5 *	2,289,701	277,725
Regis Resources *	623,477	703,718
Resolute Mining *	1,716,103	416,303
Silver Lake Resources * (A)	758,632	454,972
SolGold * (A)	1,299,554	264,188
St Barbara *	640,735	103,622
Tietto Minerals *	505,555	172,037
West African Resources *	759,497	458,049
Westgold Resources *	369,501	412,076
TOTAL AUSTRALIA		10,624,154
CANADA — 41.1%
Financials — 3.1%
Centerra Gold	183,712	1,180,781
Health Care — 2.6%
Torex Gold Resources *	71,579	1,006,049
Materials — 35.4%
Alamos Gold, Cl A	136,704	1,691,858
Dundee Precious Metals	158,417	1,103,653
Endeavour Silver *	155,389	550,133
Equinox Gold *	238,285	1,252,750
K92 Mining *	184,842	874,884
Karora Resources *	141,644	491,786
Lundin Gold	78,197	1,050,350
McEwen Mining *	32,427	280,818
New Gold *	565,960	666,467

Schedule of Investments (Unaudited)	July 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Novagold Resources *	190,872	$860,833
Orla Mining *	169,370	792,645
Osisko Mining *	239,256	570,761
Seabridge Gold *	56,156	716,550
Skeena Resources *	55,084	284,993
SSR Mining	116,222	1,696,201
Victoria Gold *	29,853	193,010
Wesdome Gold Mines *	117,991	628,389
		13,706,081
TOTAL CANADA		15,892,911
EGYPT — 3.1%
Materials — 3.1%
Centamin	966,318	1,197,936
INDONESIA — 10.3%
Materials — 10.3%
Aneka Tambang	7,025,234	924,741
Bumi Resources Minerals *	44,410,800	503,597
Merdeka Copper Gold *	10,927,953	2,543,575
TOTAL INDONESIA		3,971,913
PERU — 0.7%
Materials — 0.7%
Hochschild Mining	261,816	260,061
TURKEY — 6.0%
Materials — 6.0%
Eldorado Gold *	153,497	1,507,857
Koza Altin Isletmeleri	799,462	831,327
TOTAL TURKEY		2,339,184
UNITED KINGDOM — 1.6%
Materials — 1.6%
Greatland Gold *	3,714,893	334,585
Pan African Resources	1,564,374	290,649
TOTAL UNITED KINGDOM		625,234

Schedule of Investments (Unaudited)	July 31, 2023

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 9.7%
Materials — 9.7%
Argonaut Gold *	688,838	$293,067
Coeur Mining *	242,321	746,348
Hecla Mining	472,643	2,722,424
TOTAL UNITED STATES		3,761,839
TOTAL COMMON STOCK
(Cost $44,020,762)		38,673,232

	Number of
	Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#(B)
Expires (Cost $–)	46,614	—
TOTAL RIGHTS (Cost $–)		—

Face Amount
REPURCHASE AGREEMENTS(C) — 0.8%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $62,678 (collateralized by various U.S. Government Obligations, ranging in par value $960 - $4,405, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $63,922)	$62,669	62,669

Schedule of Investments (Unaudited)	July 31, 2023

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $39,524, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $253,980	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $311,669)		311,669
TOTAL INVESTMENTS — 100.7%
(Cost $44,332,431)		$38,984,901

Percentages are based on Net Assets of $38,698,574.

*	Non-income producing security.

#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$38,550,906	$—	$122,326		$38,673,232
Rights	—	—	—	^	—	^
Repurchase Agreements	—	311,669	—		311,669
Total Investments in Securities	$38,550,906	$311,669	$122,326		$38,984,901

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	July 31, 2023

Global X Gold Explorers ETF

^       Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 90.0%
AUSTRALIA — 12.1%
Energy — 8.2%
Alligator Energy * (A)	142,029,678	$3,062,614
Aura Energy * (A)	17,348,085	2,279,551
Bannerman Energy * (A)	6,940,702	7,038,872
Berkeley Energia * (A)	19,000,464	5,394,348
Boss Energy *	15,511,267	30,416,093
Deep Yellow * (A)	30,848,479	13,407,773
Elevate Uranium * (A)	10,187,377	2,059,429
Paladin Energy *	130,351,077	64,560,240
Peninsula Energy * (A)	59,251,215	3,673,231
		131,892,151
Industrials — 1.2%
Silex Systems *	8,260,331	20,094,066
Materials — 2.7%
Anson Resources * (A)	46,902,148	4,740,751
BHP Group	1,008,945	31,281,164
Lotus Resources * (A)	47,714,856	6,912,820
		42,934,735
TOTAL AUSTRALIA		194,920,952
CANADA — 40.7%
Communication Services — 24.2%
Cameco	11,084,726	390,418,155
Energy — 13.1%
Denison Mines * (A)	39,054,044	51,033,585
Encore Energy * (A)	6,570,681	16,323,743
F3 Uranium * (A)	15,421,166	4,803,554
Fission Uranium * (A)	29,560,860	14,148,788
Forsys Metals * (A)	—	—
GoviEx Uranium, Cl A * (A)	30,205,418	2,753,770
IsoEnergy * (A)	2,518,488	4,840,854

Schedule of Investments (Unaudited)	July 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Laramide Resources * (A)	9,471,459	$3,238,106
Mega Uranium *	15,045,013	2,514,646
NexGen Energy *	20,322,888	99,896,741
Skyharbour Resources *	7,042,352	1,926,113
Uranium Royalty * (A)	3,923,437	9,031,730
		210,511,630
Materials — 1.9%
American Lithium * (A)	9,981,058	19,260,693
Global Atomic * (A)	8,626,954	11,207,667
		30,468,360
Real Estate — 1.5%
Aecon Group (A)	2,891,266	24,096,629
TOTAL CANADA		655,494,774
CHINA — 1.0%
Energy — 1.0%
CGN Mining * (A)	137,685,900	15,536,383
JAPAN — 4.0%
Industrials — 4.0%
ITOCHU	792,523	32,073,531
Mitsubishi Heavy Industries	683,484	32,379,862
TOTAL JAPAN		64,453,393
KAZAKHSTAN — 5.2%
Energy — 5.2%
NAC Kazatomprom JSC GDR	3,108,124	84,074,754

Schedule of Investments (Unaudited)	July 31, 2023

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 2.1%
Materials — 2.1%
Sibanye Stillwater	17,395,877	$33,082,368
SOUTH KOREA — 11.3%
Industrials — 11.3%
Daewoo Engineering & Construction *	8,396,170	29,773,419
Doosan Enerbility *	2,240,251	30,739,411
GS Engineering & Construction	2,520,652	28,891,638
Hyundai Engineering & Construction	1,010,831	29,659,184
KEPCO Engineering & Construction	541,647	32,125,300
Samsung C&T	377,670	30,607,077
TOTAL SOUTH KOREA		181,796,029
UNITED KINGDOM — 3.3%
Industrials — 3.3%
Yellow Cake *	9,444,977	52,449,815
UNITED STATES — 10.3%
Energy — 9.1%
Centrus Energy, Cl A *	586,593	22,055,897
Energy Fuels * (A)	7,410,990	47,576,726
Uranium Energy *	17,782,671	64,017,615
Ur-Energy *	12,114,554	12,720,282
		146,370,520
Industrials — 1.2%
NuScale Power * (A)	2,654,299	20,119,586
TOTAL UNITED STATES		166,490,106
TOTAL COMMON STOCK
(Cost $1,462,261,151)		1,448,298,574

Schedule of Investments (Unaudited)	July 31, 2023

Global X Uranium ETF

	Shares	Value
EXCHANGE TRADED FUND — 9.7%
Sprott Physical Uranium Trust * (A)
(Cost $146,796,110)	11,914,521	$155,149,014
SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.200%
(Cost $19,320,794)	19,320,794	19,320,794

	Face Amount
REPURCHASE AGREEMENT(B) — 2.1%
BNP Paribas
5.240%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $33,699,147 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,824,453 - $6,256,823, 1.750% - 3.875%, 12/31/2024 - 03/31/2025, with a total market value of $33,693,126)
(Cost $33,694,243)	$33,694,243	33,694,243
TOTAL INVESTMENTS — 103.0%
(Cost $1,662,072,298)		$1,656,462,625

Percentages are based on Net Assets of $1,608,458,211.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2023.

Schedule of Investments (Unaudited)	July 31, 2023

Global X Uranium ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,448,298,574	$—	$—	$1,448,298,574
Exchange Traded Fund	155,149,014	—	—	155,149,014
Short-Term Investment	19,320,794	—	—	19,320,794
Repurchase Agreement	—	33,694,243	—	33,694,243
Total Investments in Securities	$1,622,768,382	$33,694,243	$—	$1,656,462,625

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-2900

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 74.1%
BRAZIL — 2.1%
Consumer Staples — 2.1%
Cia Brasileira de Distribuicao *	167,165	$727,408
CANADA — 1.8%
Energy — 1.8%
Parex Resources	28,000	621,371
CHILE — 3.4%
Energy — 1.7%
Empresas Copec	78,443	601,284
Utilities — 1.7%
Enel Americas *	4,232,905	571,779
TOTAL CHILE		1,173,063
COLOMBIA — 59.6%
Energy — 19.3%
Canacol Energy	68,934	610,128
Ecopetrol	8,546,714	5,044,939
Geopark	95,591	966,425
		6,621,492
Financials — 15.3%
Bancolombia	365,594	3,142,878
Financiera Colombiana	313,886	1,241,667
Grupo de Inversiones Suramericana	90,927	866,437
		5,250,982
Materials — 8.0%
Cementos Argos	1,249,074	1,138,763

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Grupo Argos	651,498	$1,623,328
		2,762,091
Utilities — 17.0%
Celsia ESP	1,323,326	899,731
Grupo Energia Bogota ESP	3,549,452	1,613,423
Interconexion Electrica ESP	748,482	3,309,739
		5,822,893
TOTAL COLOMBIA		20,457,458
GUATEMALA — 1.5%
Communication Services — 1.5%
Millicom International Cellular *	32,137	499,603
UNITED STATES — 5.7%
Industrials — 4.2%
Tecnoglass	30,660	1,443,473
Utilities — 1.5%
Brookfield Renewable, Cl A	16,632	519,335
TOTAL UNITED STATES		1,962,808
TOTAL COMMON STOCK
(Cost $26,877,114)		25,441,711

PREFERRED STOCK — 25.7%
COLOMBIA— 25.7%
Financials — 25.7%
Banco Davivienda (A)	240,692	1,230,451
Bancolombia (A)	708,890	5,466,039
Grupo Aval Acciones y Valores (A)	9,925,805	1,293,476

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Grupo de Inversiones Suramericana (A)	229,742	$823,019
TOTAL COLOMBIA		8,812,985
TOTAL PREFERRED STOCK
(Cost $12,574,073)		8,812,985

TOTAL INVESTMENTS — 99.8%
(Cost $39,451,187)	$34,254,696

Percentages are based on Net Assets of $34,332,864.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Colombia ETF

As of July 31, 2023, all of the Fund's Investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 98.5%
CHINA — 96.5%
Industrials — 96.5%
AECC Aero-Engine Control, Cl A	4,300	$13,959
AECC Aviation Power, Cl A	8,385	47,468
Air China, Cl A *	24,560	32,146
Air China, Cl H *	95,000	77,596
AviChina Industry & Technology, Cl H	129,710	64,866
AVICOPTER, Cl A	1,840	10,476
Beijing Capital International Airport, Cl H *	96,981	63,297
Beijing Easpring Material Technology, Cl A	1,600	11,056
Beijing New Building Materials, Cl A	5,320	21,098
Beijing United Information Technology, Cl A	2,299	12,320
Beijing-Shanghai High Speed Railway, Cl A	50,300	38,516
BOC Aviation	10,660	89,121
China Baoan Group, Cl A	8,280	13,353
China Communications Services, Cl H	125,800	59,684
China Conch Venture Holdings	74,230	92,708
China CSSC Holdings, Cl A	14,110	65,932
China Eastern Airlines, Cl A *	36,800	25,191
China Energy Engineering, Cl A	103,800	35,600
China Everbright Environment Group	191,550	76,142
China Lesso Group Holdings	57,390	39,002
China Merchants Port Holdings	71,581	98,211
China National Chemical Engineering, Cl A	19,720	23,934
China Railway Group, Cl A	64,300	72,279
China Railway Group, Cl H	214,548	140,580
China Southern Airlines, Cl A *	35,960	35,187
China Southern Airlines, Cl H *	97,850	61,104
China State Construction Engineering, Cl A	128,775	110,143
China State Construction International Holdings	103,710	126,733
CITIC	293,150	329,285
Contemporary Amperex Technology, Cl A	13,283	442,082
COSCO SHIPPING Development, Cl A	31,680	11,176
COSCO SHIPPING Holdings, Cl A	40,210	56,964
COSCO SHIPPING Holdings, Cl H	161,926	170,881
COSCO SHIPPING Ports	81,030	51,120
CRRC, Cl A	76,150	71,528
CRRC, Cl H	222,800	122,560
Dajin Heavy Industry, Cl A	2,000	8,480

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daqin Railway, Cl A	47,300	$47,409
Dongfang Electric, Cl A	8,790	23,674
Eve Energy, Cl A	6,430	53,314
Fangda Carbon New Material, Cl A *	12,123	10,522
FAW Jiefang Group, Cl A *	9,900	12,847
Fosun International	126,870	92,240
Ginlong Technologies, Cl A	1,255	16,607
Goldwind Science & Technology, Cl A	11,297	17,712
GoodWe Technologies, Cl A	530	12,279
Gotion High-Tech, Cl A *	5,620	21,666
Guangdong Kinlong Hardware Products, Cl A	1,054	9,536
Guangzhou Baiyun International Airport, Cl A *	2,700	5,435
Guangzhou Great Power Energy & Technology, Cl A *	1,500	9,852
Hainan Airlines Holding, Cl A *	22,600	5,283
Haitian International Holdings	29,246	72,827
Hongfa Technology, Cl A	1,630	7,918
Hoymiles Power Electronics, Cl A	200	9,144
Hoyuan Green Energy, Cl A	1,819	12,918
JD Logistics *	75,600	127,572
Jiangsu Expressway, Cl H	64,819	59,261
Jiangsu Hengli Hydraulic, Cl A	4,158	41,746
Jiangsu Zhongtian Technology, Cl A	11,010	24,259
Jiangxi Special Electric Motor, Cl A *	5,700	9,352
Juneyao Airlines, Cl A *	6,100	15,550
Keda Industrial Group, Cl A	6,500	10,346
Kuang-Chi Technologies, Cl A	7,040	14,783
Liaoning Port, Cl A	59,900	13,836
Metallurgical Corp of China, Cl A	57,400	33,668
Ming Yang Smart Energy Group, Cl A	7,350	18,551
NARI Technology, Cl A	25,024	85,193
Ningbo Deye Technology, Cl A	1,112	19,492
Ningbo Orient Wires & Cables, Cl A	2,200	14,299
Ningbo Ronbay New Energy Technology, Cl A	1,387	9,745
North Industries Group Red Arrow, Cl A	4,390	10,847
Power Construction Corp of China, Cl A	54,750	45,985
Pylon Technologies, Cl A	477	11,833

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Riyue Heavy Industry, Cl A	3,270	$8,313
Sany Heavy Equipment International Holdings	57,200	90,362
Sany Heavy Industry, Cl A	26,980	67,039
SF Holding, Cl A	15,035	104,709
Shanghai Construction Group, Cl A	28,500	11,849
Shanghai Electric Group, Cl A *	40,900	27,310
Shanghai International Airport, Cl A *	3,965	26,309
Shanghai International Port Group, Cl A	23,330	17,701
Shanghai M&G Stationery, Cl A	2,893	18,123
Shanxi Coal International Energy Group, Cl A	2,500	5,109
Shenzhen Inovance Technology, Cl A	4,230	42,048
Shenzhen International Holdings	74,731	69,952
Shenzhen Kstar Science And Technology, Cl A	1,900	8,923
Shuangliang Eco-Energy Systems, Cl A	2,900	4,754
Sichuan New Energy Power, Cl A *	4,690	9,572
Sichuan Road and Bridge Group, Cl A	23,408	32,375
Sieyuan Electric, Cl A	2,450	16,805
Sinoma International Engineering, Cl A	3,000	5,661
Spring Airlines, Cl A *	700	5,992
Sungrow Power Supply, Cl A	4,600	71,799
Sunwoda Electronic, Cl A	5,620	12,934
Suzhou Maxwell Technologies, Cl A	820	21,121
TBEA, Cl A	15,925	36,516
Titan Wind Energy Suzhou, Cl A *	6,025	12,027
Weichai Power, Cl A	21,760	40,209
Weichai Power, Cl H	98,816	145,715
XCMG Construction Machinery, Cl A	37,820	37,431
Xiamen C & D, Cl A	9,900	15,522
YTO Express Group, Cl A	10,940	24,074
Yunda Holding, Cl A	9,140	13,294
Zhefu Holding Group, Cl A	17,170	10,335
Zhejiang Chint Electrics, Cl A	6,950	27,543
Zhejiang Dingli Machinery, Cl A	1,623	13,416
Zhejiang Expressway, Cl H	63,160	50,617
Zhejiang Sanhua Intelligent Controls, Cl A	1,500	5,848
Zhejiang Weiming Environment Protection, Cl A	5,350	13,608
Zhejiang Weixing New Building Materials, Cl A	5,110	15,515

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou CRRC Times Electric, Cl A	2,428	$15,295
Zhuzhou CRRC Times Electric, Cl H	26,643	105,906
Zhuzhou Kibing Group, Cl A	8,480	10,874
Zoomlion Heavy Industry Science and Technology, Cl A	23,100	22,280
ZTO Express Cayman ADR	18,841	523,780
TOTAL CHINA		5,647,844
HONG KONG — 2.0%
Industrials — 2.0%
Orient Overseas International	6,930	115,430
TOTAL COMMON STOCK
(Cost $6,693,290)		5,763,274
TOTAL INVESTMENTS — 98.5%
(Cost $6,693,290)		$5,763,274

Percentages are based on Net Assets of $5,852,099.

*        Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.6%
AIMA Technology Group, Cl A	90,500	$432,385
Alibaba Group Holding *	2,566,456	32,086,048
ANTA Sports Products	797,696	9,338,690
Beijing Roborock Technology, Cl A	16,221	626,651
Bethel Automotive Safety Systems, Cl A	51,700	654,975
Bosideng International Holdings	6,197,900	2,829,257
BTG Hotels Group, Cl A *	143,000	420,780
BYD, Cl A	120,649	4,593,868
BYD, Cl H	544,680	19,248,568
Changzhou Xingyu Automotive Lighting Systems, Cl A	35,930	720,205
China Meidong Auto Holdings	1,113,700	1,216,706
China Tourism Group Duty Free, Cl A	146,850	2,585,455
China Tourism Group Duty Free, Cl H	80,200	1,278,272
Chongqing Changan Automobile, Cl A	1,051,308	2,359,117
Chow Tai Fook Jewellery Group	1,396,000	2,423,717
Dongfeng Motor Group, Cl H	4,949,046	2,309,940
East Buy Holding *	437,600	2,121,030
Ecovacs Robotics, Cl A	72,050	797,199
Fuyao Glass Industry Group, Cl A	252,714	1,340,063
Fuyao Glass Industry Group, Cl H	856,400	3,799,536
Geely Automobile Holdings	4,534,100	6,546,471
Great Wall Motor, Cl A	291,100	1,204,571
Great Wall Motor, Cl H	2,765,797	3,745,088
Gree Electric Appliances of Zhuhai, Cl A	230,500	1,250,664
Guangzhou Automobile Group, Cl A	599,300	981,558
Guangzhou Automobile Group, Cl H	4,562,723	2,855,103
H World Group ADR *	153,457	7,372,074
Haidilao International Holding	1,588,900	4,451,699
Haier Smart Home, Cl A	800,119	2,766,543
Haier Smart Home, Cl H	1,932,060	6,305,016
Hangzhou Robam Appliances, Cl A	120,332	491,533
Huayu Automotive Systems, Cl A	407,780	1,126,261
Huizhou Desay Sv Automotive, Cl A	60,000	1,306,493
Jason Furniture Hangzhou, Cl A	103,710	657,665
JD.com, Cl A	1,279,404	26,215,749
Jiumaojiu International Holdings	1,347,900	2,634,028
Li Auto, Cl A *	777,636	16,542,477

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Li Ning	1,567,500	$9,446,767
Meituan, Cl B *	1,645,400	30,866,942
MINISO Group Holding ADR	90,713	1,905,880
Minth Group	1,153,200	3,674,589
New Oriental Education & Technology Group *	1,438,340	8,456,267
Ningbo Joyson Electronic, Cl A	172,100	458,223
Ningbo Tuopu Group, Cl A	139,435	1,433,085
NIO ADR * (A)	831,711	12,725,178
Offcn Education Technology, Cl A *	763,600	489,573
Oppein Home Group, Cl A	63,955	962,608
PDD Holdings ADR *	293,959	26,403,397
Pop Mart International Group	608,900	1,713,793
SAIC Motor, Cl A	988,100	2,142,586
Sailun Group, Cl A	387,353	609,480
Seres Group, Cl A *	189,700	1,200,040
Shandong Linglong Tyre, Cl A	187,734	632,827
Shanghai Jinjiang International Hotels, Cl A	116,256	809,807
Shanghai Yuyuan Tourist Mart Group, Cl A	487,428	518,573
Shenzhen Kedali Industry, Cl A	29,300	521,478
Shenzhou International Group Holdings	632,192	6,651,282
Songcheng Performance Development, Cl A	327,980	615,690
TAL Education Group ADR *	563,866	4,612,424
TCL Technology Group, Cl A *	2,382,285	1,430,662
Tongcheng Travel Holdings *	1,773,400	4,270,513
Topsports International Holdings	3,401,200	3,118,286
TravelSky Technology, Cl H	844,500	1,613,480
Trip.com Group *	364,472	14,553,269
Vipshop Holdings ADR *	367,167	6,913,755
Wuchan Zhongda Group, Cl A	648,200	465,492
XPeng, Cl A *	691,376	7,690,624
Xtep International Holdings	1,331,600	1,475,249
Yadea Group Holdings	1,760,200	3,985,938
Yum China Holdings	265,162	16,180,185
Zhejiang Supor, Cl A	67,226	470,630
Zhongsheng Group Holdings	741,700	2,591,627
		359,245,654

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.2%
Shenzhen Overseas Chinese Town, Cl A *	1,029,900	$707,885
TOTAL CHINA		359,953,539
TOTAL COMMON STOCK
(Cost $498,499,586)		359,953,539

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.6%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $2,208,243 (collateralized by various U.S. Government Obligations, ranging in par value $33,806 - $155,186, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $2,252,076)	$2,207,918	2,207,918
Daiwa Capital Markets America
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $560,075 (collateralized by various U.S. Government Obligations, ranging in par value $101 - $198,446, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $571,193)	559,993	559,993
Deutsche Bank Securities Inc.,
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $2,208,243 (collateralized by various U.S. Government Obligations, ranging in par value $245 - $197,073, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $2,252,076)	2,207,918	2,207,918

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA Inc.,
5.290%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $2,208,242 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,526 - $1,640,097, 0.000% - 4.080%, 09/05/2023 - 11/15/2052, with a total market value of $2,252,076)	$2,207,918	$2,207,918
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $2,208,243 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $350,462, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $2,252,076)	2,207,918	2,207,918
TOTAL REPURCHASE AGREEMENTS
(Cost $9,391,665)		9,391,665
TOTAL INVESTMENTS — 102.4%
(Cost $507,891,251)		$369,345,204

Percentages are based on Net Assets of $360,834,081.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$359,953,539	$—	$—	$359,953,539
Repurchase Agreements	—	9,391,665	—	9,391,665
Total Investments in Securities	$359,953,539	$9,391,665	$—	$369,345,204

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Communication Services — 99.9%
37 Interactive Entertainment Network Technology Group, Cl A	56,151	$211,287
Autohome ADR	8,421	269,219
Baidu, Cl A *	42,708	837,326
Beijing Enlight Media, Cl A	173,800	203,882
Bilibili, Cl Z *	16,129	295,748
China Literature *	800	3,611
China Ruyi Holdings *	1,150,300	348,097
China Tower, Cl H	2,761,700	311,628
China United Network Communications, Cl A	353,900	255,632
Focus Media Information Technology, Cl A	254,100	265,001
G-bits Network Technology Xiamen, Cl A	3,504	211,509
Giant Network Group, Cl A	69,400	138,051
iQIYI ADR *	49,708	315,149
JOYY ADR	8,142	283,016
Kanzhun ADR *	15,602	291,445
Kingsoft	75,100	321,154
Kuaishou Technology, Cl B *	71,200	613,518
Kunlun Tech, Cl A *	24,600	127,588
Mango Excellent Media, Cl A	54,320	261,276
NetEase	37,015	804,498
Perfect World, Cl A	88,310	185,557
Tencent Holdings	15,165	689,150
Tencent Music Entertainment Group ADR *	534	3,733
Wanda Film Holding, Cl A *	122,700	248,370
Weibo ADR	14,761	232,486
Zhejiang Century Huatong Group, Cl A *	287,920	213,213
		7,941,144

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
National Agricultural Holdings *(A)	204,200	$2
TOTAL CHINA		7,941,146
TOTAL COMMON STOCK
(Cost $8,821,323)		7,941,146
TOTAL INVESTMENTS — 99.9%
(Cost $8,821,323)		$7,941,146

Percentages are based on Net Assets of $7,952,147.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,941,144	$—	$2	$7,941,146
Total Investments in Securities	$7,941,144	$—	$2	$7,941,146

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 98.8%
CHINA — 98.8%
Financials — 98.8%
Agricultural Bank of China, Cl A	416,600	$211,112
Agricultural Bank of China, Cl H	2,270,088	823,772
AVIC Industry-Finance Holdings, Cl A	80,900	46,545
Bank of Beijing, Cl A	121,000	79,102
Bank of Changsha, Cl A	37,650	43,323
Bank of Chengdu, Cl A	33,200	65,716
Bank of China, Cl A	20,600	11,275
Bank of China, Cl H	5,405,734	2,003,228
Bank of Communications, Cl A	203,300	165,633
Bank of Communications, Cl H	856,671	516,285
Bank of Hangzhou, Cl A	46,995	80,654
Bank of Jiangsu, Cl A	92,530	93,520
Bank of Nanjing, Cl A	62,684	75,201
Bank of Ningbo, Cl A	35,120	143,163
Bank of Shanghai, Cl A	88,098	76,092
Bank of Suzhou, Cl A	37,100	37,082
BOC International China, Cl A	27,740	44,036
Caitong Securities, Cl A	42,710	49,863
Changjiang Securities, Cl A	52,600	49,113
China Cinda Asset Management, Cl H	1,434,400	150,821
China CITIC Bank, Cl H	956,622	461,218
China Construction Bank, Cl A	11,300	9,744
China Construction Bank, Cl H	3,295,726	1,914,375
China Everbright Bank, Cl A	246,200	107,530
China Everbright Bank, Cl H	632,700	188,219
China Galaxy Securities, Cl A	33,600	63,921
China Galaxy Securities, Cl H	499,650	290,870
China Great Wall Securities, Cl A	36,500	45,424
China International Capital, Cl A	11,785	65,841
China International Capital, Cl H	162,050	356,569
China Life Insurance, Cl A	15,902	81,630
China Life Insurance, Cl H	547,690	955,106
China Merchants Bank, Cl A	94,134	468,591
China Merchants Bank, Cl H	286,324	1,411,666
China Merchants Securities, Cl A	43,380	90,846
China Minsheng Banking, Cl A	191,000	107,484
China Minsheng Banking, Cl H	687,926	261,985
China Pacific Insurance Group, Cl A	35,450	148,379

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Pacific Insurance Group, Cl H	236,262	$633,167
China Taiping Insurance Holdings	204,030	226,563
China Zheshang Bank, Cl A	168,500	65,574
Chongqing Rural Commercial Bank, Cl A	79,900	43,957
CITIC Securities, Cl A	60,880	205,389
CITIC Securities, Cl H	214,745	460,402
CSC Financial, Cl A	24,825	92,439
Dongxing Securities, Cl A	34,100	43,439
East Money Information, Cl A	79,172	178,215
Everbright Securities, Cl A	30,432	78,130
Far East Horizon	271,400	203,584
First Capital Securities, Cl A	55,000	48,505
Founder Securities, Cl A	60,000	60,810
GF Securities, Cl A	36,600	83,923
GF Securities, Cl H (A)	174,500	278,352
Guangzhou Yuexiu Capital Holdings Group, Cl A	42,486	44,309
Guolian Securities, Cl A *	27,700	39,474
Guosen Securities, Cl A	45,845	62,187
Guotai Junan Securities, Cl A	43,744	95,405
Guoyuan Securities, Cl A	43,520	44,961
Haitong Securities, Cl A	58,700	85,048
Haitong Securities, Cl H	372,700	259,978
Hithink RoyalFlush Information Network, Cl A	4,235	112,047
Huatai Securities, Cl A	43,850	104,107
Huatai Securities, Cl H	199,650	283,653
Huaxi Securities, Cl A	31,690	40,902
Huaxia Bank, Cl A	80,900	65,684
Industrial & Commercial Bank of China, Cl A	108,700	72,583
Industrial & Commercial Bank of China, Cl H	3,855,137	1,878,457
Industrial Bank, Cl A	103,380	241,100
Industrial Securities, Cl A	64,170	62,611
Lufax Holding ADR	63,362	112,784
Nanjing Securities, Cl A	36,300	44,362
New China Life Insurance, Cl A	13,537	86,071
New China Life Insurance, Cl H	103,861	299,649
Orient Securities, Cl A	53,524	80,920
People's Insurance Group of China, Cl A	58,400	51,586

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
People's Insurance Group of China, Cl H	853,200	$327,115
PICC Property & Casualty, Cl H	569,163	664,134
Ping An Bank, Cl A	7,225	12,461
Ping An Insurance Group of China, Cl A	1,800	13,254
Ping An Insurance Group of China, Cl H	319,254	2,302,696
Postal Savings Bank of China, Cl A	157,600	114,501
Postal Savings Bank of China, Cl H	788,100	483,044
Qifu Technology ADR	9,658	192,774
SDIC Capital, Cl A	50,100	55,265
Shanghai Pudong Development Bank, Cl A	149,214	158,748
Shanghai Rural Commercial Bank, Cl A	68,500	56,576
Shanxi Securities, Cl A	43,740	39,861
Shenwan Hongyuan Group, Cl A	131,000	92,425
Sinolink Securities, Cl A	35,200	48,043
SooChow Securities, Cl A	51,184	64,987
Southwest Securities, Cl A	69,900	46,381
Western Securities, Cl A	45,700	45,997
Zheshang Securities, Cl A	32,840	49,925
ZhongAn Online P&C Insurance, Cl H *	59,100	192,486
Zhongtai Securities, Cl A	52,900	57,169
TOTAL CHINA		23,683,103
TOTAL COMMON STOCK
(Cost $32,086,444)		23,683,103

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Financials ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
RBC Dominion Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $44,342 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $7,037, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $45,222)
(Cost $44,335)	$44,335	$44,335
TOTAL INVESTMENTS — 99.0%
(Cost $32,130,779)		$23,727,438

Percentages are based on Net Assets of $23,974,934.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,683,103	$—	$—	$23,683,103
Repurchase Agreement	—	44,335	—	44,335
Total Investments in Securities	$23,683,103	$44,335	$—	$23,727,438

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 98.3%
CHINA — 96.3%
Energy — 96.3%
CGN Mining *	1,567,000	$176,819
China Coal Energy, Cl H	362,800	261,911
China Merchants Energy Shipping, Cl A	222,000	198,582
China Oilfield Services, Cl H	293,586	346,339
China Petroleum & Chemical, Cl A	19,050	16,534
China Petroleum & Chemical, Cl H	948,097	528,835
China Shenhua Energy, Cl A	4,000	15,891
China Shenhua Energy, Cl H	177,755	531,075
COSCO SHIPPING Energy Transportation, Cl A	107,100	220,091
COSCO SHIPPING Energy Transportation, Cl H	296,400	327,615
Guanghui Energy, Cl A	154,450	153,941
Inner Mongolia Dian Tou Energy, Cl A	95,800	184,397
Inner Mongolia Yitai Coal, Cl B *	214,994	316,041
Jizhong Energy Resources, Cl A	159,200	146,418
Kinetic Development Group	1,898,800	119,303
Offshore Oil Engineering, Cl A	208,075	182,339
PetroChina, Cl A	16,100	17,850
PetroChina, Cl H	909,063	663,260
Pingdingshan Tianan Coal Mining, Cl A	115,000	128,787
Shaanxi Coal Industry, Cl A	111,486	253,450
Shan Xi Hua Yang Group New Energy, Cl A	129,000	146,814
Shanxi Coking Coal Energy Group, Cl A	162,853	206,999
Shanxi Lu'an Environmental Energy Development, Cl A	82,065	187,714
Sinopec Kantons Holdings	601,600	231,423
Yankuang Energy Group, Cl A	24,606	61,105
Yankuang Energy Group, Cl H	245,813	368,780
Yantai Jereh Oilfield Services Group, Cl A	46,210	181,190
TOTAL CHINA		6,173,503

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 2.0%
Energy — 2.0%
Productive Technologies *	1,711,100	$127,257
TOTAL COMMON STOCK
(Cost $5,999,901)		6,300,760
TOTAL INVESTMENTS — 98.3%
(Cost $5,999,901)		$6,300,760

Percentages are based on Net Assets of $6,407,935.

*	Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 97.9%
Materials — 97.9%
Aluminum Corp of China, Cl A	48,300	$43,070
Aluminum Corp of China, Cl H	202,539	99,988
Anhui Conch Cement, Cl A	10,300	39,132
Anhui Conch Cement, Cl H	58,170	174,912
Anhui Honglu Steel Construction Group, Cl A	1,850	8,544
Asia - Potash International Investment Guangzhou, Cl A *	2,000	7,663
Baoshan Iron & Steel, Cl A	72,300	64,977
BBMG, Cl A	43,800	14,777
Canmax Technologies, Cl A	1,657	7,457
Chengxin Lithium Group, Cl A	1,800	6,934
Chifeng Jilong Gold Mining, Cl A *	2,900	6,008
China Hongqiao Group	116,000	111,408
China Jushi, Cl A	14,859	30,868
China National Building Material, Cl H	189,400	119,002
China Northern Rare Earth Group High-Tech, Cl A	11,800	40,767
China Rare Earth Resources And Technology, Cl A	2,000	8,576
China Resources Cement Holdings	125,600	54,436
CMOC Group, Cl A	59,400	51,305
CMOC Group, Cl H	182,054	121,390
CNGR Advanced Material, Cl A	1,165	10,088
CNNC Hua Yuan Titanium Dioxide, Cl A	11,770	10,067
Do-Fluoride New Materials, Cl A	2,235	6,132
Dongyue Group	65,300	64,139
Ganfeng Lithium Group, Cl A	5,090	42,631
Ganfeng Lithium Group, Cl H	17,960	114,917
GEM, Cl A	19,400	19,119
Guangdong HEC Technology Holding, Cl A	6,200	6,197
Guangzhou Tinci Materials Technology, Cl A	4,820	24,844
Hangzhou Oxygen Plant Group, Cl A	2,400	11,453
Haohua Chemical Science & Technology, Cl A	1,200	6,059
Henan Shenhuo Coal & Power, Cl A	4,500	9,903
Hengli Petrochemical, Cl A *	19,120	41,647
Hengyi Petrochemical, Cl A *	16,300	16,657
Hesteel, Cl A	50,600	17,071
Hoshine Silicon Industry, Cl A	1,950	19,649

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Huafon Chemical, Cl A	10,200	$10,623
Huaibei Mining Holdings, Cl A	4,700	8,126
Huaxin Cement, Cl A	6,650	12,958
Hubei Feilihua Quartz Glass, Cl A	1,100	6,110
Hubei Xingfa Chemicals Group, Cl A	2,100	7,094
Hunan Changyuan Lico, Cl A	3,910	6,119
Hunan Valin Steel, Cl A	29,100	24,442
Inner Mongolia BaoTou Steel Union, Cl A *	152,900	40,453
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	36,000	22,527
Inner Mongolia Yuan Xing Energy, Cl A	7,200	7,559
Jiangsu Eastern Shenghong, Cl A	10,700	18,813
Jiangsu Yangnong Chemical, Cl A	1,755	17,445
Jiangsu Yoke Technology, Cl A	1,125	10,715
Jiangxi Copper, Cl A	8,900	24,905
Jiangxi Copper, Cl H	56,991	95,293
Jinduicheng Molybdenum, Cl A	4,400	7,090
LB Group, Cl A	9,600	25,534
Luxi Chemical Group, Cl A	4,400	6,511
Ningbo Shanshan, Cl A	4,700	10,178
Ningxia Baofeng Energy Group, Cl A	18,600	36,869
Pangang Group Vanadium Titanium & Resources, Cl A *	32,400	18,641
Qinghai Salt Lake Industry, Cl A *	14,100	39,476
Real Gold Mining *(A)	97,864	—
Rongsheng Petrochemical, Cl A	31,800	56,579
Satellite Chemical, Cl A	7,792	17,572
Shandong Gold Mining, Cl A	13,020	44,454
Shandong Gold Mining, Cl H	36,650	73,030
Shandong Hualu Hengsheng Chemical, Cl A	7,920	37,496
Shandong Nanshan Aluminum, Cl A	48,400	21,952
Shandong Sun Paper Industry JSC, Cl A	12,300	20,696
Shanghai Putailai New Energy Technology, Cl A	6,786	37,418
Shanxi Meijin Energy, Cl A *	9,100	9,898
Shanxi Taigang Stainless Steel, Cl A	25,400	15,289
Shenghe Resources Holding, Cl A	4,100	7,243
Shenzhen Capchem Technology, Cl A	1,620	11,055
Shenzhen Dynanonic, Cl A	584	9,019

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shenzhen Senior Technology Material, Cl A	3,200	$7,606
Shenzhen YUTO Packaging Technology, Cl A	1,900	6,846
Sichuan Hebang Biotechnology	17,800	6,504
Sichuan Yahua Industrial Group, Cl A	2,500	6,236
Sinoma Science & Technology, Cl A	3,500	11,333
Sinomine Resource Group, Cl A	1,400	8,860
Sinopec Shanghai Petrochemical, Cl A *	31,500	14,287
Skshu Paint, Cl A *	1,250	14,317
Sunresin New Materials, Cl A	750	6,072
Tangshan Jidong Cement, Cl A	5,700	6,519
Tianqi Lithium, Cl A	3,800	35,401
Tianshan Aluminum Group, Cl A	8,300	8,156
Tibet Summit Resources, Cl A *	2,575	6,560
Tongkun Group, Cl A *	10,100	21,109
Tongling Nonferrous Metals Group, Cl A	46,500	21,155
Wanhua Chemical Group, Cl A	9,422	128,941
Weihai Guangwei Composites, Cl A	3,520	14,955
Western Mining, Cl A	4,700	8,086
Western Superconducting Technologies, Cl A	1,369	10,140
Xiamen Tungsten, Cl A	5,900	15,742
Xinjiang Zhongtai Chemical, Cl A	7,425	7,692
Yintai Gold, Cl A	12,520	22,907
YongXing Special Materials Technology, Cl A	1,196	9,068
Youngy, Cl A	655	5,631
Yunnan Aluminium, Cl A	7,500	15,581
Yunnan Energy New Material, Cl A *	3,075	41,539
Yunnan Tin, Cl A	3,600	8,386
Yunnan Yuntianhua, Cl A	3,700	9,561
Zangge Mining, Cl A	3,400	11,451
Zhaojin Mining Industry	51,900	74,802
Zhejiang Huayou Cobalt, Cl A	5,109	35,996
Zhejiang Juhua, Cl A	10,700	22,348
Zhejiang Longsheng Group, Cl A	5,100	6,904
Zhongjin Gold, Cl A	6,500	9,681
Zibo Qixiang Tengda Chemical, Cl A	7,700	7,114
Zijin Mining Group, Cl A	4,600	8,378
Zijin Mining Group, Cl H	192,659	330,045
TOTAL CHINA		3,236,878

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.7%
Materials — 1.7%
China Lumena New Materials *(A)	48	$—
Nine Dragons Paper Holdings	85,570	56,069
TOTAL HONG KONG		56,069
TOTAL COMMON STOCK
(Cost $3,955,489)		3,292,947
TOTAL INVESTMENTS — 99.6%
(Cost $3,955,489)		$3,292,947

Percentages are based on Net Assets of $3,306,419.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$3,292,947	$—	$—	^	$3,292,947
Total Investments in Securities	$3,292,947	$—	$—	^	$3,292,947

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Security is fair valued at zero.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.7%
BERMUDA — 0.1%
Energy — 0.1%
Cool	4,983	$67,974
BRAZIL — 4.1%
Materials — 4.1%
Yara International	58,151	2,382,027
FAROE ISLANDS — 1.8%
Consumer Staples — 1.8%
Bakkafrost P/F	17,589	1,028,408
FRANCE — 1.3%
Communication Services — 1.3%
Adevinta, Cl B *	101,774	754,012
GABON — 0.2%
Energy — 0.2%
BW Energy *	33,397	99,039
HONG KONG — 0.3%
Industrials — 0.3%
Cadeler * (A)	38,022	158,229
MEXICO — 1.0%
Energy — 1.0%
Borr Drilling *	67,845	579,095

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 86.5%
Communication Services — 7.2%
Kahoot! *	93,668	$322,766
Schibsted, Cl A	25,457	546,307
Schibsted, Cl B	33,952	667,529
Telenor	245,374	2,631,649
		4,168,251
Consumer Discretionary — 0.6%
Europris	55,106	334,999
Consumer Staples — 11.1%
Austevoll Seafood	32,266	242,876
Grieg Seafood	15,617	112,768
Leroy Seafood Group	95,929	400,348
Mowi	145,293	2,560,024
Orkla	263,235	2,083,711
Salmar	22,837	1,057,141
		6,456,868
Energy — 27.3%
Aker BP	106,007	2,968,594
Aker Solutions	85,222	379,083
BLUENORD *	2,462	108,297
BW Offshore	30,924	84,673
DNO	165,719	180,356
Equinor	332,835	10,146,426
FLEX LNG	10,154	322,391
Frontline	46,617	779,953
Odfjell Drilling *	31,719	89,985
PGS *	317,179	222,917
TGS	41,810	558,348
		15,841,023
Financials — 19.9%
DNB Bank	326,704	6,752,712

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	69,993	$1,108,375
Protector Forsikring	21,462	352,166
Sparebank 1 Nord Norge	33,045	315,212
Sparebank 1 Oestlandet	12,762	160,716
SpareBank 1 SMN	45,289	636,593
SpareBank 1 SR-Bank	62,537	809,182
Storebrand	165,247	1,447,882
		11,582,838
Health Care — 0.2%
Nykode Therapeutics *	34,490	99,415
Industrials — 10.7%
Aker ASA, Cl A	7,758	493,862
Aker Carbon Capture *	116,064	176,795
Aker Horizons*	78,857	46,185
Belships	32,432	58,026
Bonheur	7,481	188,569
Golden Ocean Group	45,314	355,291
Hexagon Composites *	41,348	123,923
Hexagon Purus* (A)	43,078	88,144
Hoegh Autoliners	16,217	94,017
Kongsberg Gruppen	31,048	1,348,539
MPC Container Ships	93,368	174,710
NEL * (A)	545,493	742,763
Norwegian Air Shuttle *	231,143	231,680
Stolt-Nielsen	6,124	151,640
TOMRA Systems	82,938	1,279,753
Veidekke	37,533	424,433
Wallenius Wilhelmsen, Cl B	36,557	254,397
		6,232,727
Information Technology — 2.0%
Crayon Group Holding *	24,676	262,944
Kitron	13,020	48,198

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nordic Semiconductor *	57,208	$843,714
		1,154,856
Materials — 7.1%
BEWi	15,693	63,678
Borregaard	31,336	512,948
Elkem	113,630	270,021
Elopak	40,362	88,372
Norsk Hydro	472,327	3,100,135
Norske Skog *	25,902	116,241
		4,151,395
Real Estate — 0.4%
Entra	22,476	220,061
TOTAL NORWAY		50,242,433
SINGAPORE — 0.9%
Energy — 0.9%
BW LPG	29,501	316,400
Hafnia	43,327	236,197
TOTAL SINGAPORE		552,597
SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec	41,228	344,772
SWEDEN — 0.7%
Information Technology — 0.7%
Atea	29,320	398,797

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.9%
Energy — 1.9%
Subsea 7	84,291	$1,133,573
UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	100,430	171,495
TOTAL COMMON STOCK
(Cost $74,436,556)		57,912,451

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.3%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $3,813 - $17,501, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $253,980)	$249,000	249,000
Daiwa Capital Markets America
5.290%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $20,810 (collateralized by various U.S. Government Obligations, ranging in par value $4 - $7,373, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $21,223)	20,807	20,807
Deutsche Bank Securities Inc.,
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $28 - $22,225, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $253,980)	249,000	249,000

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $39,524, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $253,980)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $767,807)		767,807
TOTAL INVESTMENTS — 101.0%
(Cost $75,204,363)		$58,680,258

Percentages are based on Net Assets of $58,070,939.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,912,451	$—	$—	$57,912,451
Repurchase Agreements	—	767,807	—	767,807
Total Investments in Securities	$57,912,451	$767,807	$—	$58,680,258

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi- annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.4%
Consumer Staples — 1.4%
Wilmar International	226,732	$659,125
INDONESIA — 24.1%
Communication Services — 2.7%
Telkom Indonesia Persero	5,058,875	1,247,945
Consumer Staples — 0.5%
Hanjaya Mandala Sampoerna	961,257	58,007
Unilever Indonesia	626,674	159,993
		218,000
Financials — 18.8%
Bank Central Asia	6,050,339	3,661,097
Bank Mandiri Persero	4,835,368	1,835,708
Bank Negara Indonesia Persero	813,096	478,530
Bank Rakyat Indonesia Persero	7,660,884	2,870,291
		8,845,626
Industrials — 2.1%
Astra International	2,205,155	1,001,679
TOTAL INDONESIA		11,313,250
MALAYSIA — 13.8%
Financials — 9.4%
CIMB Group Holdings	863,745	1,063,159
Hong Leong Bank	67,100	291,377
Malayan Banking	805,039	1,610,435
Public Bank	1,548,555	1,432,130
		4,397,101
Health Care — 0.9%
IHH Healthcare	319,697	421,867
Materials — 1.9%
Petronas Chemicals Group	307,868	474,536
Press Metal Aluminium Holdings	382,426	427,462
		901,998

Schedule of Investments (Unaudited)	July 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.6%
Tenaga Nasional	352,244	$749,954
TOTAL MALAYSIA		6,470,920
PHILIPPINES — 2.9%
Financials — 1.4%
BDO Unibank	256,698	678,140
Real Estate — 1.5%
SM Prime Holdings	1,159,431	705,052
Utilities — 0.0%
ACEN *	105,477	10,024
TOTAL PHILIPPINES		1,393,216
SINGAPORE — 35.8%
Communication Services — 3.5%
Singapore Telecommunications	820,658	1,644,035
Financials — 25.5%
DBS Group Holdings	197,650	5,099,781
Oversea-Chinese Banking	383,308	3,839,431
United Overseas Bank	133,002	3,015,032
		11,954,244
Industrials — 3.5%
Keppel	151,300	840,936
Singapore Airlines	138,847	787,406
		1,628,342
Real Estate — 3.3%
CapitaLand Integrated Commercial Trust ‡	553,995	851,145
CapitaLand Investment	276,710	708,551
		1,559,696
TOTAL SINGAPORE		16,786,317
THAILAND — 21.9%
Communication Services — 1.7%
Advanced Info Service NVDR	121,834	804,426

Schedule of Investments (Unaudited)	July 31, 2023

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.9%
CP ALL NVDR	648,817	$1,203,663
CP Axtra NVDR	174,200	175,580
		1,379,243
Energy — 4.9%
PTT NVDR	1,559,515	1,594,654
PTT Exploration & Production NVDR	150,285	700,302
		2,294,956
Financials — 2.7%
Kasikornbank NVDR	178,165	655,846
SCB X NVDR	183,707	603,792
		1,259,638
Health Care — 2.1%
Bangkok Dusit Medical Services NVDR	1,188,036	997,876
Industrials — 2.1%
Airports of Thailand NVDR *	467,359	976,260
Information Technology — 2.2%
Delta Electronics Thailand NVDR	304,410	1,004,954
Materials — 1.6%
Siam Cement NVDR	78,865	748,819
Utilities — 1.7%
Energy Absolute	183,413	332,224
Gulf Energy Development NVDR	326,563	474,645
		806,869
TOTAL THAILAND		10,273,041
TOTAL COMMON STOCK
(Cost $43,863,239)		46,895,869
TOTAL INVESTMENTS — 99.9%
(Cost $43,863,239)		$46,895,869

Percentages are based on Net Assets of $46,919,876.

*	Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2023

Global X FTSE Southeast Asia ETF

‡	Real Estate Investment Trust

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.3%
ARGENTINA — 54.5%
Communication Services — 2.6%
Telecom Argentina ADR	292,708	$1,835,279
Consumer Discretionary — 2.4%
Despegar.com *	213,444	1,692,611
Consumer Staples — 1.4%
Cresud SACIF y A ADR	130,886	1,041,853
Energy — 13.3%
Transportadora de Gas del Sur ADR *	224,318	2,781,543
YPF ADR *	450,414	6,706,665
		9,488,208
Financials — 16.8%
Banco BBVA Argentina ADR	237,907	1,346,554
Banco Macro ADR	146,451	3,684,707
Grupo Financiero Galicia ADR	361,538	6,128,069
Grupo Supervielle ADR *	262,668	832,658
		11,991,988
Industrials — 2.1%
Corp America Airports *	107,064	1,512,814
Materials — 3.5%
Bioceres Crop Solutions *	94,849	1,222,603
Loma Negra Cia Industrial Argentina ADR	194,854	1,297,728
		2,520,331

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	106,420	$808,792
Utilities — 11.3%
Central Puerto ADR	327,601	2,126,130
Empresa Distribuidora Y Comercializadora Norte ADR *	68,381	1,018,877
Pampa Energia ADR *	118,035	4,957,470
		8,102,477
TOTAL ARGENTINA		38,994,353
BRAZIL — 28.0%
Consumer Discretionary — 23.5%
Arcos Dorados Holdings, Cl A	311,983	3,525,408
MercadoLibre *	10,729	13,283,038
		16,808,446
Consumer Staples — 4.5%
Adecoagro	288,207	3,199,098
TOTAL BRAZIL		20,007,544
CANADA — 6.4%
Materials — 6.4%
Lithium Americas * (A)	112,233	2,269,814
SSR Mining	157,440	2,297,756
TOTAL CANADA		4,567,570
CHILE — 7.4%
Consumer Staples — 7.4%
Cencosud	1,281,960	2,753,258

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas	304,167	$2,520,278
TOTAL CHILE		5,273,536
TOTAL COMMON STOCK
(Cost $64,103,461)		68,843,003

PREFERRED STOCK — 3.6%
CHILE— 3.6%
Consumer Staples — 3.6%
Embotelladora Andina (B)
(Cost $2,140,190)	931,177	2,556,922

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.200%
(Cost $4,376)	4,376	4,376

	Face Amount
REPURCHASE AGREEMENT(D) — 0.0%
BNP Paribas
5.240%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $7,507 (collateralized by various U.S. Treasury Obligations, ranging in par value $852 - $1,394, 1.750% - 3.875%, 12/31/2024 - 03/31/2025, with a total market value of $7,658)
(Cost $7,506)	$7,506	7,506
TOTAL INVESTMENTS — 99.9%
(Cost $66,255,533)		$71,411,807

Percentages are based on Net Assets of $71,507,725.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2023.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Argentina ETF

(B)	There is currently no stated interest rate.

(C)	The rate reported is the 7-day effective yield as of July 31, 2023.

(D)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,843,003	$—	$—	$68,843,003
Preferred Stock	2,556,922	—	—	2,556,922
Short-Term Investment	4,376	—	—	4,376
Repurchase Agreement	—	7,506	—	7,506
Total Investments in Securities	$71,404,301	$7,506	$—	$71,411,807

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 96.5%
Communication Services — 7.3%
Hellenic Telecommunications Organization	976,381	$15,447,874
Consumer Discretionary — 13.7%
Autohellas Tourist and Trading	187,241	2,820,000
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	338,032	10,114,983
OPAP	913,132	16,118,417
		29,053,407
Consumer Staples — 1.6%
Sarantis	396,944	3,330,515
Energy — 8.2%
Helleniq Energy Holdings	524,085	4,668,857
Motor Oil Hellas Corinth Refineries	347,752	8,818,505
Tsakos Energy Navigation	188,116	3,942,912
		17,430,274
Financials — 32.2%
Alpha Services and Holdings *	6,198,036	11,176,406
Eurobank Ergasias Services and Holdings *	13,133,794	22,988,013
Hellenic Exchanges - Athens Stock Exchange	681,235	4,341,325
National Bank of Greece *	2,556,185	17,642,662
Piraeus Financial Holdings *	3,138,536	11,889,888
		68,038,294
Industrials — 19.0%
Aegean Airlines *	412,041	5,942,178
Capital Product Partners (B)	204,979	3,144,378
Ellaktor *	1,196,628	3,298,349
GEK Terna Holding Real Estate Construction	442,260	6,992,369
Mytilineos	498,947	20,827,279
		40,204,553
Real Estate — 2.4%
LAMDA Development *	636,396	4,995,799

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 12.1%
Athens Water Supply & Sewage	448,922	$3,425,109
Holding ADMIE IPTO	1,430,741	3,770,131
Public Power *	918,200	10,892,989
Terna Energy	392,094	7,560,970
		25,649,199
TOTAL GREECE		204,149,915
UNITED STATES — 3.4%
Materials — 3.4%
Titan Cement International	336,064	7,084,470
TOTAL COMMON STOCK
(Cost $168,452,409)		211,234,385

	Face Amount
U.S TREASURY OBLIGATION — 10.2%
U.S. Treasury Bill
5.347%, 11/02/23(C)
(Cost $21,706,624)	$22,000,000	21,699,264
TOTAL INVESTMENTS — 110.1%
(Cost $190,159,033)		$232,933,649

Percentages are based on Net Assets of $211,522,108.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security considered Master Limited Partnership. At July 31, 2023, these securities amounted to $3,144,378 or 1.5% of Net Assets.

(C)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$211,234,378	$—	$7	$211,234,385
U.S Treasury Obligation	—	21,699,264	—	21,699,264
Total Investments in Securities	$211,234,378	$21,699,264	$7	$232,933,649

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Greece ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 8.1%
U.S. Treasury Bill
5.200%, 08/15/23(A)
(Cost $2,594,762)	$2,600,000	$2,594,676

	Shares
COMMON STOCK — 1.0%
NIGERIA — 1.0%
Communication Services — 0.0%
Airtel Africa	100	179
Consumer Staples — 0.2%
Flour Mills of Nigeria	1,783,863	68,749
Energy — 0.0%
SEPLAT Energy	100	229
Utilities — 0.8%
Transnational Corp of Nigeria	54,481,494	260,067
TOTAL NIGERIA		329,224
TOTAL COMMON STOCK
(Cost $184,034)		329,224

EXCHANGE TRADED FUND — 0.0%
NewGold Issuer *	5	107
TOTAL EXCHANGE TRADED FUND
(Cost $158)		107
TOTAL INVESTMENTS — 9.1%
(Cost $2,778,954)		$2,924,007

Percentages are based on Net Assets of $31,990,954.

*	Non-income producing security.

(A)	Interest rate represents the security's effective yield at the time of purchase.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Nigeria ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$2,594,676	$—	$2,594,676
Common Stock	329,224	—	—	329,224
Exchange Traded Fund	107	—	—	107
Total Investments in Securities	$329,331	$2,594,676	$—	$2,924,007

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
BANGLADESH — 0.7%
Health Care — 0.5%
Square Pharmaceuticals	57,869	$111,877
Industrials — 0.2%
Bangladesh Export Import	58,288	62,091
TOTAL BANGLADESH		173,968
CHILE — 1.3%
Consumer Discretionary — 0.5%
Falabella	41,500	114,687
Financials — 0.8%
Banco de Chile	833,965	92,784
Banco de Credito e Inversiones	1,243	37,297
Banco Santander Chile	1,192,718	63,635
		193,716
TOTAL CHILE		308,403
CZECH REPUBLIC — 1.7%
Financials — 0.3%
Komercni Banka	1,356	44,623
Moneta Money Bank	5,964	23,551
		68,174
Utilities — 1.4%
CEZ	7,820	347,269
TOTAL CZECH REPUBLIC		415,443
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank Egypt SAE	42,261	69,012
GREECE — 2.3%
Communication Services — 0.6%
Hellenic Telecommunications Organization	9,323	147,504
Consumer Discretionary — 0.6%
OPAP	8,767	154,753

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.6%
Alpha Services and Holdings *	40,621	$73,249
National Bank of Greece *	10,206	70,441
		143,690
Utilities — 0.5%
Public Power *	10,112	119,963
TOTAL GREECE		565,910
ICELAND — 1.1%
Financials — 0.4%
Arion Banki HF	46,275	52,505
Islandsbanki HF	42,390	38,056
		90,561
Industrials — 0.7%
Marel HF	55,305	184,660
TOTAL ICELAND		275,221
INDONESIA — 9.3%
Communication Services — 1.7%
Sarana Menara Nusantara	621,854	41,856
Telkom Indonesia Persero	1,463,965	361,137
		402,993
Consumer Discretionary — 0.8%
GoTo Gojek Tokopedia, Cl A *	24,846,900	186,187
Consumer Staples — 1.4%
Charoen Pokphand Indonesia *	223,676	76,759
Indofood CBP Sukses Makmur	70,922	52,674
Indofood Sukses Makmur	133,195	64,699
Sumber Alfaria Trijaya	502,777	90,020
Unilever Indonesia	231,376	59,071
		343,223
Financials — 3.7%
Bank Central Asia	637,625	385,831
Bank Mandiri Persero	434,844	165,085
Bank Negara Indonesia Persero	88,138	51,871

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	783,034	$293,378
		896,165
Health Care — 0.4%
Kalbe Farma	638,618	81,098
Industrials — 1.1%
Astra International	597,529	271,424
Materials — 0.2%
Semen Indonesia Persero	102,893	47,591
TOTAL INDONESIA		2,228,681
KAZAKHSTAN — 1.4%
Energy — 0.7%
NAC Kazatomprom JSC GDR	6,260	169,333
Financials — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR	3,004	43,018
Kaspi.KZ JSC GDR	1,406	128,930
		171,948
TOTAL KAZAKHSTAN		341,281
KENYA — 0.5%
Communication Services — 0.5%
Safaricom	1,102,711	130,686
KUWAIT — 2.4%
Financials — 2.0%
Gulf Bank KSCP	36,076	31,013
National Bank of Kuwait SAK	142,069	445,036
		476,049
Real Estate — 0.4%
Mabanee KPSC	32,287	92,834
TOTAL KUWAIT		568,883

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG — 0.3%
Financials — 0.3%
Reinet Investments SCA	2,542	$61,929
MALAYSIA — 7.2%
Communication Services — 1.7%
Axiata Group	136,600	80,888
CELCOMDIGI	172,966	169,552
Maxis	115,845	103,795
Telekom Malaysia	56,755	64,068
		418,303
Consumer Staples — 1.2%
Nestle Malaysia	3,432	101,917
PPB Group	31,543	116,826
QL Resources	54,467	66,196
		284,939
Energy — 0.3%
Petronas Dagangan	14,812	75,423
Financials — 2.1%
CIMB Group Holdings	121,779	149,894
Hong Leong Bank	12,612	54,767
Public Bank	278,335	257,409
RHB Bank	27,133	34,240
		496,310
Health Care — 0.2%
Top Glove *	245,205	50,031
Utilities — 1.7%
Petronas Gas	39,006	147,754
Tenaga Nasional	127,600	271,670
		419,424
TOTAL MALAYSIA		1,744,430

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 8.5%
Communication Services — 0.5%
Grupo Televisa	104,365	$110,723
Consumer Staples — 2.5%
Kimberly-Clark de Mexico, Cl A	63,091	148,525
Wal-Mart de Mexico	109,480	456,928
		605,453
Financials — 2.2%
Banco del Bajio	12,844	39,257
Grupo Financiero Banorte, Cl O	42,464	403,500
Grupo Financiero Inbursa, Cl O *	35,355	86,046
		528,803
Industrials — 2.6%
Grupo Aeroportuario del Pacifico, Cl B	16,236	310,139
Grupo Aeroportuario del Sureste, Cl B	8,153	231,198
Promotora y Operadora de Infraestructura	7,916	82,210
		623,547
Real Estate — 0.7%
Fibra Uno Administracion ‡	120,626	181,706
TOTAL MEXICO		2,050,232
MOROCCO — 0.4%
Financials — 0.4%
Attijariwafa Bank	1,571	72,669
Banque Centrale Populaire	958	25,546
TOTAL MOROCCO		98,215
NIGERIA — 0.4%
Financials — 0.1%
Guaranty Trust Holding	216,406	10,725
Zenith Bank	230,376	10,561
		21,286
Materials — 0.3%
Dangote Cement	146,538	69,752
TOTAL NIGERIA		91,038

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 4.8%
Consumer Staples — 0.4%
Universal Robina	41,874	$93,469
Financials — 1.0%
Bank of the Philippine Islands	36,058	75,169
BDO Unibank	44,354	117,173
Metropolitan Bank & Trust	35,032	38,269
		230,611
Industrials — 0.8%
SM Investments	11,811	196,115
Information Technology — 0.4%
PLDT	3,628	86,531
Real Estate — 1.9%
Ayala Land	322,038	160,652
SM Prime Holdings	489,498	297,665
		458,317
Utilities — 0.3%
Manila Electric	13,276	86,049
TOTAL PHILIPPINES		1,151,092
POLAND — 4.4%
Communication Services — 0.2%
Cyfrowy Polsat	12,612	50,990
Consumer Discretionary — 0.8%
Allegro.eu *	22,978	203,170
Consumer Staples — 1.1%
Dino Polska *	2,373	265,125
Financials — 1.9%
Bank Polska Kasa Opieki	3,375	99,951
Powszechna Kasa Oszczednosci Bank Polski	16,422	167,155
Powszechny Zaklad Ubezpieczen	11,307	114,723

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Santander Bank Polska *	664	$66,058
		447,887
Utilities — 0.4%
PGE Polska Grupa Energetyczna *	42,978	91,688
TOTAL POLAND		1,058,860
QATAR — 5.5%
Energy — 1.2%
Qatar Fuel QSC	29,501	136,158
Qatar Gas Transport	122,466	141,812
		277,970
Financials — 1.9%
Commercial Bank PSQC	62,473	107,268
Dukhan Bank	35,664	40,485
Masraf Al Rayan QSC	107,836	74,359
Qatar International Islamic Bank QSC	19,072	54,387
Qatar Islamic Bank SAQ	31,600	183,610
		460,109
Industrials — 1.1%
Industries Qatar QSC	74,564	273,060
Materials — 0.5%
Mesaieed Petrochemical Holding	215,993	115,710
Real Estate — 0.3%
Barwa Real Estate	105,508	81,450
Utilities — 0.5%
Qatar Electricity & Water QSC	21,613	107,768
TOTAL QATAR		1,316,067
ROMANIA — 2.1%
Energy — 0.9%
OMV Petrom	1,807,978	218,116
Financials — 0.6%
Banca Transilvania *	23,896	109,973

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BRD-Groupe Societe Generale *	9,557	$31,386
		141,359
Real Estate — 0.6%
NEPI Rockcastle	22,987	138,500
TOTAL ROMANIA		497,975
SAUDI ARABIA — 9.6%
Communication Services — 2.3%
Etihad Etisalat	7,032	87,816
Mobile Telecommunications Saudi Arabia	8,295	29,672
Saudi Research & Media Group *	677	33,782
Saudi Telecom	36,390	411,274
		562,544
Consumer Discretionary — 0.2%
Jarir Marketing	10,788	44,571
Consumer Staples — 0.7%
Almarai JSC	4,665	85,675
Nahdi Medical	733	33,958
Savola Group	4,898	55,226
		174,859
Financials — 3.8%
Al Rajhi Bank	13,843	275,266
Alinma Bank	7,117	70,191
Arab National Bank	4,681	33,252
Bank AlBilad	3,370	39,300
Bank Al-Jazira	3,137	15,369
Banque Saudi Fransi	4,302	48,850
Bupa Arabia for Cooperative Insurance	587	27,006
Riyad Bank	10,523	89,197
Saudi Awwal Bank	7,245	73,578
Saudi Investment Bank	3,446	16,442
Saudi National Bank	21,087	216,682
Saudi Tadawul Group Holding	337	18,091
		923,224

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
Dr Sulaiman Al Habib Medical Services Group	1,628	$125,411
Mouwasat Medical Services	916	61,285
		186,696
Information Technology — 0.5%
Arabian Internet & Communications Services	451	43,878
Elm	449	81,408
		125,286
Materials — 0.7%
Saudi Industrial Investment Group	6,929	46,137
Saudi Kayan Petrochemical *	13,758	44,960
Yanbu National Petrochemical	5,150	62,872
		153,969
Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	9,921	44,744
Utilities — 0.4%
Saudi Electricity	15,521	92,838
TOTAL SAUDI ARABIA		2,308,731
SOUTH AFRICA — 8.3%
Communication Services — 0.3%
MultiChoice Group	14,802	73,670
Consumer Discretionary — 1.6%
Absa Group	15,907	169,457
Mr Price Group	12,341	109,262
Pepkor Holdings	96,948	94,747
		373,466
Consumer Staples — 2.2%
Clicks Group	11,662	183,956
Shoprite Holdings	24,350	353,808
		537,764
Financials — 3.5%
Capitec Bank Holdings	1,633	164,681

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nedbank Group	8,608	$113,749
Old Mutual	91,180	66,704
Remgro	9,864	89,179
Sanlam	33,343	123,313
Standard Bank Group	25,272	271,425
		829,051
Materials — 0.7%
African Rainbow Minerals	5,447	61,488
Harmony Gold Mining	26,409	114,271
		175,759
TOTAL SOUTH AFRICA		1,989,710
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings	64,452	33,013
THAILAND — 9.4%
Communication Services — 1.3%
Advanced Info Service NVDR	31,073	205,164
Intouch Holdings PCL NVDR	24,066	54,138
True NVDR	266,300	56,405
		315,707
Consumer Discretionary — 0.7%
Central Retail NVDR	46,316	55,817
Home Product Center NVDR	151,133	62,698
PTT Oil & Retail Business NVDR	79,258	49,553
		168,068
Consumer Staples — 1.5%
Berli Jucker NVDR	27,283	27,898
CP ALL NVDR	152,823	283,512
CP Axtra NVDR	53,000	53,420
		364,830
Energy — 0.9%
PTT Exploration & Production NVDR	36,226	168,807

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Thai Oil NVDR	33,119	$49,588
		218,395
Financials — 0.4%
Kasikornbank NVDR	5,893	21,693
Krung Thai Bank NVDR	33,600	20,123
Krungthai Card NVDR	8,508	11,683
SCB X NVDR	7,899	25,962
Srisawad NVDR	6,212	8,575
		88,036
Health Care — 1.4%
Bangkok Dusit Medical Services NVDR	291,007	244,428
Bumrungrad Hospital NVDR	15,725	99,232
		343,660
Industrials — 1.4%
Airports of Thailand NVDR *	112,122	234,210
Bangkok Expressway & Metro NVDR	195,336	51,932
BTS Group Holdings PCL NVDR	208,701	49,387
		335,529
Real Estate — 0.6%
Central Pattana NVDR	52,381	104,062
Land & Houses NVDR	213,635	53,052
		157,114
Utilities — 1.2%
Electricity Generating NVDR	6,400	24,961
Energy Absolute NVDR	43,580	78,938
Global Power Synergy NVDR	19,031	32,109
Gulf Energy Development NVDR	76,076	110,573
Ratch Group NVDR	29,465	31,205
		277,786
TOTAL THAILAND		2,269,125
TURKEY — 3.7%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	59,496	114,234

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.7%
BIM Birlesik Magazalar	22,417	$179,907
Energy — 0.8%
Turkiye Petrol Rafinerileri	47,332	181,757
Financials — 0.6%
Akbank Turk	60,523	62,801
Haci Omer Sabanci Holding	19,847	42,455
Turkiye Is Bankasi, Cl C	68,076	38,201
		143,457
Industrials — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret	33,293	92,237
Materials — 0.7%
Eregli Demir ve Celik Fabrikalari *	69,018	106,885
Hektas Ticaret *	55,521	63,136
		170,021
TOTAL TURKEY		881,613
UNITED ARAB EMIRATES — 6.9%
Communication Services — 1.9%
Emirates Telecommunications Group PJSC	74,256	452,848
Consumer Discretionary — 1.2%
Abu Dhabi National Oil for Distribution PJSC	153,555	163,043
Americana Restaurants International	124,105	129,746
		292,789
Financials — 2.0%
Abu Dhabi Commercial Bank PJSC	56,434	134,899
Abu Dhabi Islamic Bank PJSC	28,066	85,886
Dubai Islamic Bank PJSC	55,952	87,590
Emirates NBD Bank PJSC	36,192	167,508
		475,883
Industrials — 0.7%
Multiply Group PJSC *	192,601	169,369

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.1%
Aldar Properties PJSC	186,493	$262,498
TOTAL UNITED ARAB EMIRATES		1,653,387
VIETNAM — 7.1%
Consumer Staples — 1.8%
Masan Group	55,052	202,893
Saigon Beer Alcohol Beverage	50	331
Vietnam Dairy Products JSC	71,296	234,769
		437,993
Financials — 0.5%
Bank for Foreign Trade of Vietnam JSC *	21,265	82,233
Ho Chi Minh City Development Joint Stock Commercial Bank	12	8
SSI Securities	37,550	47,002
		129,243
Industrials — 0.3%
Vietjet Aviation JSC *	15,380	66,227
Materials — 1.4%
Hoa Phat Group JSC *	276,421	329,080
Real Estate — 3.1%
No Va Land Investment Group *	81,546	64,893
Vincom Retail JSC *	89,090	111,515
Vingroup JSC *	128,429	298,741
Vinhomes JSC *	104,557	278,083
		753,232
TOTAL VIETNAM		1,715,775
TOTAL COMMON STOCK
(Cost $22,426,723)		23,998,680
TOTAL INVESTMENTS — 99.7%
(Cost $22,426,723)		$23,998,680

Percentages are based on Net Assets of $24,063,247.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Next Emerging & Frontier ETF

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 97.0%
CHINA — 4.2%
Industrials — 4.2%
Fosun International	575,490	$418,407
IRELAND — 0.2%
Industrials — 0.2%
Fusion Fuel Green, Cl A *	10,342	23,580
PORTUGAL — 88.8%
Communication Services — 4.5%
NOS SGPS	109,389	416,816
Pharol SGPS *	720,220	40,816
		457,632
Consumer Discretionary — 1.3%
Ibersol SGPS	17,046	130,430
Consumer Staples — 26.5%
Jeronimo Martins	81,536	2,225,859
Sonae	420,817	458,635
		2,684,494
Energy — 5.0%
Galp Energia	38,171	509,233
Financials — 4.8%
Banco Comercial Portugues, Cl R *	1,769,846	484,518
Industrials — 5.5%
CTT-Correios de Portugal	81,131	321,128

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mota-Engil	85,506	$235,686
		556,814
Materials — 13.9%
Altri (A)	66,789	314,582
Corticeira Amorim SGPS	37,140	421,771
Navigator	115,453	405,808
Ramada Investimentos E Industria	6,149	43,525
Semapa-Sociedade de Investimento e Gestao	15,102	219,789
		1,405,475
Utilities — 27.3%
EDP - Energias de Portugal	419,702	1,966,652
Greenvolt-Energias Renovaveis * (A)	51,804	362,691
REN - Redes Energeticas Nacionais	156,867	429,789
		2,759,132
TOTAL PORTUGAL		8,987,728
SPAIN — 3.8%
Utilities — 3.8%
EDP Renovaveis	20,247	387,756
TOTAL COMMON STOCK
(Cost $10,397,876)		9,817,471

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.0%
Bank of America Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $156,142 (collateralized by various U.S. Government Obligations, ranging in par value $2,390 - $10,973, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $159,241)	$156,119	156,119

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, Dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $249,0397 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $39,524, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $253,980)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $405,119)		405,119
TOTAL INVESTMENTS — 101.0%
(Cost $10,802,995)		$10,222,590

Percentages are based on Net Assets of $10,120,931.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Portugal ETF

A list of the futures contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Expiration			Unrealized
Type of Contract	Contracts	Date	Notional Amount	Value	Appreciation
Long Contracts
Euro STOXX 50	6	Sep-2023	$286,532	$297,423	$6,999

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2023.

(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,817,471	$—	$—	$9,817,471
Repurchase Agreements	—	405,119	—	405,119
Total Investments in Securities	$9,817,471	$405,119	$—	$10,222,590

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6,999	$–	$–	$6,999
Total Other Financial Instruments	$6,999	$–	$–	$6,999

* Futures contracts are valued at the unrealized appreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.0%
FRANCE — 6.5%
Industrials — 6.5%
Airbus	26,316	$3,888,544
GERMANY — 86.7%
Communication Services — 5.7%
Deutsche Telekom	155,245	3,396,257
Consumer Discretionary — 11.2%
adidas	7,381	1,497,375
Bayerische Motoren Werke	13,404	1,638,350
Continental	4,743	379,758
Mercedes-Benz Group	35,548	2,847,007
Zalando *	10,204	353,263
		6,715,753
Consumer Staples — 0.9%
Beiersdorf	4,340	563,680
Financials — 17.2%
Allianz	17,914	4,293,877
Commerzbank	46,778	560,878
Deutsche Bank	91,034	1,011,723
Deutsche Boerse	8,231	1,581,785
Hannover Rueck	2,662	569,827
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,127	2,314,370
		10,332,460
Health Care — 8.2%
Bayer	44,119	2,584,906
Fresenius & KGaA	18,344	577,023
Merck KGaA	5,769	1,016,424
Siemens Healthineers	12,366	720,154
		4,898,507
Industrials — 17.9%
Brenntag	6,388	496,396
Daimler Truck Holding	24,031	904,816
DHL Group	42,103	2,168,770

Schedule of Investments (Unaudited)	July 31, 2023

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MTU Aero Engines	2,387	$558,727
Rheinmetall	1,921	545,172
Siemens	33,268	5,684,599
Siemens Energy	23,679	401,790
		10,760,270
Information Technology — 14.1%
Infineon Technologies	58,470	2,578,639
SAP	42,734	5,861,266
		8,439,905
Materials — 6.2%
BASF	40,042	2,153,109
Covestro	8,360	450,081
Heidelberg Materials	6,095	495,266
Symrise, Cl A	5,578	611,188
		3,709,644
Real Estate — 1.2%
Vonovia	30,159	706,267
Utilities — 4.1%
E.ON	89,324	1,133,058
RWE	30,272	1,306,016
		2,439,074
TOTAL GERMANY		51,961,817
UNITED STATES — 0.8%
Health Care — 0.8%
QIAGEN *	10,069	473,481
TOTAL COMMON STOCK
(Cost $49,196,810)		56,323,842

PREFERRED STOCK — 5.4%
GERMANY— 5.4%
Consumer Discretionary — 3.8%
Dr Ing hc F Porsche (A)	5,056	619,882
Porsche Automobil Holding (A)	6,747	400,064

Schedule of Investments (Unaudited)	July 31, 2023

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Volkswagen (A)	9,226	$1,226,349
		2,246,295
Consumer Staples — 0.9%
Henkel & KGaA (A)	7,223	558,893
Health Care — 0.7%
Sartorius (A)	1,081	447,303
TOTAL GERMANY		3,252,491
TOTAL PREFERRED STOCK
(Cost $3,559,574)		3,252,491
TOTAL INVESTMENTS — 99.4%
(Cost $52,756,384)		$59,576,333

Percentages are based on Net Assets of $59,959,471.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.7%
PAKISTAN — 99.7%
Consumer Discretionary — 2.2%
Nishat Mills	2,361,064	$559,067
Energy — 22.7%
Mari Petroleum	195,070	1,095,513
Oil & Gas Development	3,794,003	1,306,197
Pakistan Oilfields	950,446	1,468,983
Pakistan Petroleum	4,057,106	1,099,848
Pakistan State Oil	2,020,955	970,553
		5,941,094
Financials — 21.8%
Bank Alfalah	3,912,220	561,583
Habib Bank	4,014,706	1,364,088
MCB Bank	3,781,286	1,947,115
United Bank	3,466,442	1,839,000
		5,711,786
Health Care — 1.6%
Searle *	2,602,996	423,027
Industrials — 8.1%
Millat Tractors	863,095	1,192,051
TRG Pakistan *	2,528,373	928,763
		2,120,814
Information Technology — 4.3%
Systems	730,408	1,134,001
Materials — 29.9%
DG Khan Cement	2,942,720	571,684
Engro	2,360,006	2,093,459
Engro Fertilizers	4,606,567	1,320,737
Engro Polymer & Chemicals	2,373,737	364,457
Fauji Cement *	7,130,955	311,395
Fauji Fertilizer	2,877,195	1,011,265
Lucky Cement *	621,785	1,278,412
Maple Leaf Cement Factory *	7,576,448	863,120
		7,814,529

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 9.1%
Hub Power	7,913,219	$2,370,787
TOTAL PAKISTAN		26,075,105
TOTAL COMMON STOCK
(Cost $33,736,057)		26,075,105
TOTAL INVESTMENTS — 99.7%
(Cost $33,736,057)		$26,075,105

Percentages are based on Net Assets of $26,160,487.

*     Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

 Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA — 98.6%
Consumer Staples — 98.6%
Alibaba Health Information Technology *	1,180,000	$835,216
Angel Yeast, Cl A	32,054	166,293
Anhui Gujing Distillery, Cl A	9,626	366,671
Anhui Gujing Distillery, Cl B	37,600	702,514
Anhui Kouzi Distillery, Cl A	21,800	185,818
Anhui Yingjia Distillery, Cl A	22,800	222,780
Anjoy Foods Group, Cl A	9,200	198,590
Beijing Dabeinong Technology Group, Cl A	167,600	166,109
Beijing Yanjing Brewery, Cl A	102,800	162,758
By-health, Cl A	58,700	173,876
China Feihe	1,239,300	754,828
China Mengniu Dairy	822,600	3,106,360
China Resources Beer Holdings	470,675	3,014,633
Chongqing Brewery, Cl A	15,172	193,039
Chongqing Fuling Zhacai Group, Cl A	54,610	144,331
Dali Foods Group	840,600	391,267
DaShenLin Pharmaceutical Group, Cl A	43,617	169,680
Foshan Haitian Flavouring & Food, Cl A	95,894	621,525
Fujian Sunner Development, Cl A	53,700	160,794
Guangdong Haid Group, Cl A	42,891	302,369
Hebei Hengshui Laobaigan Liquor, Cl A	9,400	37,292
Hebei Yangyuan Zhihui Beverage, Cl A	10,800	40,049
Heilongjiang Agriculture, Cl A	77,200	158,862
Henan Shuanghui Investment & Development, Cl A	88,140	311,421
Hengan International Group	212,680	874,042
Inner Mongolia Yili Industrial Group, Cl A	137,329	550,965
JD Health International *	294,650	2,127,123
Jiangsu King's Luck Brewery JSC, Cl A	33,800	289,334
Jiangsu Yanghe Brewery Joint-Stock, Cl A	31,794	652,655
JiuGui Liquor, Cl A *	10,750	158,386
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	31,600	155,002
Juewei Food, Cl A	25,700	137,970
Kweichow Moutai, Cl A	13,463	3,544,211
Luzhou Laojiao, Cl A	29,747	1,004,024
Meihua Holdings Group, Cl A	122,700	159,396
Muyuan Foods, Cl A	114,164	710,374

Schedule of Investments (Unaudited)	July 31, 2023

 Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
New Hope Liuhe, Cl A	134,450	$235,453
Nongfu Spring, Cl H	528,800	3,071,620
Ping An Healthcare and Technology *	103,800	272,188
Shanghai Bairun Investment Holding Group, Cl A	36,164	187,210
Shanxi Xinghuacun Fen Wine Factory, Cl A	24,878	831,571
Shede Spirits, Cl A	1,800	38,855
Sichuan Swellfun, Cl A	17,768	187,392
Smoore International Holdings	633,000	705,344
Tingyi Cayman Islands Holding	654,800	1,010,911
Toly Bread, Cl A	83,884	123,885
Tsingtao Brewery, Cl A	3,850	53,173
Tsingtao Brewery, Cl H	180,860	1,621,054
Uni-President China Holdings	496,200	428,203
Want Want China Holdings	1,576,500	1,097,669
Wens Foodstuffs Group, Cl A	153,844	409,401
Wuliangye Yibin, Cl A	66,898	1,695,031
Yifeng Pharmacy Chain, Cl A	35,602	189,334
Yihai International Holding	191,940	438,090
Yihai Kerry Arawana Holdings, Cl A	41,500	244,577
Yonghui Superstores, Cl A	93,200	45,663
Yuan Longping High-tech Agriculture, Cl A *	65,200	149,137
Yunnan Botanee Bio-Technology Group, Cl A	10,550	153,490
TOTAL CHINA		36,139,808
HONG KONG — 0.8%
Consumer Staples — 0.8%
Vinda International Holdings	142,600	287,442
TOTAL COMMON STOCK
(Cost $37,531,437)		36,427,250
TOTAL INVESTMENTS — 99.4%
(Cost $37,531,437)		$36,427,250

Percentages are based on Net Assets of $36,632,023.

*     Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2023

 Global X MSCI China Consumer Staples ETF

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 92.1%
Health Care — 92.1%
3SBio	145,100	$139,356
Aier Eye Hospital Group, Cl A	50,813	143,187
Akeso *	30,500	160,543
Apeloa Pharmaceutical, Cl A	8,500	20,978
Asymchem Laboratories Tianjin, Cl A	2,158	37,641
Autobio Diagnostics, Cl A	1,400	10,973
BeiGene *	50,939	849,125
Beijing Tiantan Biological Products, Cl A	3,000	10,499
Beijing Tongrentang, Cl A	8,300	59,291
Beijing Wantai Biological Pharmacy Enterprise, Cl A	4,886	47,365
Betta Pharmaceuticals, Cl A	3,320	25,306
BGI Genomics, Cl A	3,233	27,191
Bloomage Biotechnology, Cl A	2,202	30,030
Changchun High & New Technology Industry Group, Cl A	2,365	49,730
China Medical System Holdings	121,000	203,252
China Meheco, Cl A	11,600	21,370
China National Medicines, Cl A	2,100	9,783
China Resources Pharmaceutical Group	143,400	111,245
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,100	42,790
China Traditional Chinese Medicine Holdings	276,100	127,098
Chongqing Zhifei Biological Products, Cl A	13,749	89,882
CSPC Pharmaceutical Group	721,008	600,016
Daan Gene, Cl A	10,760	15,258
Dong-E-E-Jiao, Cl E	5,900	40,387
Genscript Biotech *	101,671	260,217
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	11,059	49,323
Guangzhou Kingmed Diagnostics Group, Cl A	3,240	32,656
Hangzhou Tigermed Consulting, Cl A	3,316	31,937
Hangzhou Tigermed Consulting, Cl H	11,320	73,157
Hansoh Pharmaceutical Group	107,800	174,167
Huadong Medicine, Cl A	11,911	72,414
Hualan Biological Engineering, Cl A	12,270	39,557
Hubei Jumpcan Pharmaceutical, Cl A	6,500	23,976
Humanwell Healthcare Group, Cl A	11,300	35,766

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hygeia Healthcare Holdings	30,300	$195,623
Imeik Technology Development, Cl A	1,151	76,713
Innovent Biologics *	92,400	409,945
iRay Technology, Cl A	617	21,684
Jafron Biomedical, Cl A	6,100	20,221
Jiangsu Hengrui Pharmaceuticals, Cl A	33,572	209,509
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,700	31,701
Joincare Pharmaceutical Group Industry, Cl A	14,400	25,339
Joinn Laboratories China, Cl A	4,536	17,798
Jointown Pharmaceutical Group, Cl A	26,203	36,351
Lepu Medical Technology Beijing, Cl A	12,101	35,252
Livzon Pharmaceutical Group, Cl A	5,000	25,744
Meinian Onehealth Healthcare Holdings, Cl A *	39,420	39,897
Microport Scientific	61,100	122,064
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	11,836	22,484
Ovctek China, Cl A	6,524	31,079
Pharmaron Beijing, Cl A	8,850	35,060
Pharmaron Beijing, Cl H	27,713	71,958
Porton Pharma Solutions, Cl A	4,300	18,179
Shandong Buchang Pharmaceuticals, Cl A	11,787	33,627
Shandong Weigao Group Medical Polymer, Cl H	212,100	273,056
Shanghai Fosun Pharmaceutical Group, Cl A *	14,074	62,454
Shanghai Fosun Pharmaceutical Group, Cl H	47,300	124,335
Shanghai Junshi Biosciences, Cl A *	4,873	27,764
Shanghai Pharmaceuticals Holding, Cl A	17,600	49,546
Shanghai Pharmaceuticals Holding, Cl H	68,700	124,385
Shanghai RAAS Blood Products, Cl A	45,500	45,414
Shenzhen Kangtai Biological Products, Cl A	7,348	30,128
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,317	261,751
Shenzhen New Industries Biomedical Engineering, Cl A	5,300	41,993
Shenzhen Salubris Pharmaceuticals, Cl A	9,300	41,803
Shijiazhuang Yiling Pharmaceutical, Cl A	11,627	40,609
Sichuan Kelun Pharmaceutical, Cl A	11,600	44,851

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sinopharm Group, Cl H	113,700	$356,465
Topchoice Medical, Cl A *	2,055	33,169
Walvax Biotechnology, Cl A	10,300	39,161
WuXi AppTec, Cl A	14,324	143,710
WuXi AppTec, Cl H	30,756	290,062
Wuxi Biologics Cayman *	165,680	936,885
Yunnan Baiyao Group, Cl A	11,314	85,256
Zai Lab *	76,540	241,926
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,316	134,603
Zhejiang Huahai Pharmaceutical, Cl A	10,610	27,373
Zhejiang Jiuzhou Pharmaceutical, Cl A	6,000	22,619
Zhejiang NHU, Cl A	20,468	47,276
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	4,023	21,327
TOTAL CHINA		8,693,615
HONG KONG — 4.2%
Health Care — 4.2%
Sino Biopharmaceutical	871,600	393,403
UNITED STATES — 3.4%
Health Care — 3.4%
Legend Biotech ADR *	4,284	323,528
TOTAL COMMON STOCK
(Cost $13,086,027)		9,410,546
TOTAL INVESTMENTS — 99.7%
(Cost $13,086,027)		$9,410,546

Percentages are based on Net Assets of $9,434,839.

*         Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Health Care ETF

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 98.6%
Information Technology — 98.6%
360 Security Technology, Cl A	44,559	$74,041
3peak, Cl A	383	12,591
AAC Technologies Holdings	103,700	236,422
Advanced Micro-Fabrication Equipment China, Cl A *	3,627	72,514
Amlogic Shanghai, Cl A *	1,585	19,534
ASR Microelectronics, Cl A *	1,698	18,293
Avary Holding Shenzhen, Cl A	10,800	37,056
Beijing E-Hualu Information Technology, Cl A	4,100	17,660
Beijing Kingsoft Office Software, Cl A	2,761	156,920
Beijing Shiji Information Technology, Cl A	38,599	75,214
BOE Technology Group, Cl A	339,200	200,855
BYD Electronic International	93,000	356,559
Cambricon Technologies, Cl A *	1,369	31,431
CETC Cyberspace Security Technology, Cl A	4,400	16,403
Chaozhou Three-Circle Group, Cl A	23,489	106,897
China Greatwall Technology Group, Cl A	28,300	48,530
China National Software & Service, Cl A	4,290	31,258
China Railway Signal & Communication, Cl A	27,453	23,058
China Resources Microelectronics, Cl A	5,874	47,158
China Zhenhua Group Science & Technology, Cl A	2,870	35,897
Chinasoft International	322,700	201,100
Daqo New Energy ADR *	7,353	287,282
DHC Software, Cl A	59,600	56,734
Flat Glass Group, Cl A	9,600	47,103
Flat Glass Group, Cl H	47,300	140,407
Foxconn Industrial Internet, Cl A	61,150	191,149
GalaxyCore, Cl A *	7,499	16,859
GCL Technology Holdings	2,253,900	488,426
GDS Holdings, Cl A *	103,080	169,714
GigaDevice Semiconductor, Cl A	6,043	97,097
GoerTek, Cl A	39,200	98,226
GRG Banking Equipment, Cl A	20,200	32,547
Guangzhou Haige Communications Group, Cl A	44,200	61,688

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Guangzhou Shiyuan Electronic Technology, Cl A	5,800	$50,136
Hangzhou Chang Chuan Technology, Cl A	2,900	17,079
Hangzhou First Applied Material, Cl A	13,208	64,639
Hangzhou Lion Electronics, Cl A	3,300	17,734
Hangzhou Silan Microelectronics, Cl A	10,900	46,737
Hengdian Group DMEGC Magnetics, Cl A	6,400	15,607
Hengtong Optic-electric, Cl A	11,100	23,883
Hua Hong Semiconductor *	79,900	270,476
Huagong Tech, Cl A	4,200	21,154
Hundsun Technologies, Cl A	20,528	118,164
Iflytek, Cl A	21,150	186,170
Ingenic Semiconductor, Cl A	3,370	39,538
Inspur Electronic Information Industry, Cl A	12,652	80,957
Isoftstone Information Technology Group, Cl A	5,100	17,049
JA Solar Technology, Cl A	21,888	101,879
JCET Group, Cl A	14,500	66,963
Jiangsu Pacific Quartz, Cl A	1,600	23,005
Jinko Solar, Cl A	22,253	38,721
Kingboard Holdings	91,000	252,042
Kingdee International Software Group	325,600	566,137
Lenovo Group	855,000	980,125
Lens Technology, Cl A	61,900	107,101
Lingyi iTech Guangdong, Cl A	58,297	50,189
LONGi Green Energy Technology, Cl A	59,791	249,842
Luxshare Precision Industry, Cl A	59,252	268,077
Maxscend Microelectronics, Cl A	3,972	66,940
Montage Technology, Cl A	6,423	52,078
National Silicon Industry, Cl A *	5,697	16,819
NAURA Technology Group, Cl A	4,658	185,073
NavInfo, Cl A	10,900	17,105
Ninestar, Cl A	15,270	71,609
Qi An Xin Technology Group, Cl A *	2,166	15,373
Raytron Technology, Cl A	2,856	18,531
Risen Energy, Cl A	4,900	15,818
Rockchip Electronics, Cl A *	1,500	15,679
Sanan Optoelectronics, Cl A	18,800	44,661
Sangfor Technologies, Cl A	3,910	61,834

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SG Micro, Cl A	3,991	$47,148
Shanghai Aiko Solar Energy, Cl A	7,140	25,747
Shanghai Baosight Software, Cl A	15,314	102,943
Shanghai Baosight Software, Cl B	69,540	179,413
Shanghai Friendess Electronic Technology, Cl A	575	17,917
Shanghai Fudan Microelectronics Group, Cl A	2,177	16,923
Shanghai Fudan Microelectronics Group, Cl H	28,400	75,564
Shengyi Technology, Cl A	19,200	42,816
Shennan Circuits, Cl A	4,082	43,731
Shenzhen Kaifa Technology, Cl A	5,900	16,072
Shenzhen SC New Energy Technology, Cl A	2,930	38,432
Shenzhen SED Industry, Cl A	4,100	17,201
Shenzhen Sunlord Electronics, Cl A	5,000	19,066
Shenzhen Transsion Holdings, Cl A	4,060	69,753
StarPower Semiconductor, Cl A	1,040	31,879
Sunny Optical Technology Group	83,780	811,620
Suzhou Dongshan Precision Manufacturing, Cl A	23,300	73,257
TCL Zhonghuan Renewable Energy Technology, Cl A	35,750	145,581
Thunder Software Technology, Cl A	3,970	50,212
Tianjin 712 Communication & Broadcasting, Cl A	6,400	25,184
Tianma Microelectronics, Cl A	46,200	60,599
Tianshui Huatian Technology, Cl A	28,000	37,589
TongFu Microelectronics, Cl A	12,100	36,790
Tongwei, Cl A	28,100	136,890
Trina Solar, Cl A	14,525	76,513
Unigroup Guoxin Microelectronics, Cl A	7,559	98,705
Unisplendour, Cl A	25,713	98,194
Universal Scientific Industrial Shanghai, Cl A	8,600	17,396
Verisilicon Microelectronics Shanghai, Cl A *	1,451	13,995
Will Semiconductor Shanghai, Cl A	10,825	155,475
Wingtech Technology, Cl A	11,840	77,038
Wuhan Guide Infrared, Cl A	36,354	41,832
WUS Printed Circuit Kunshan, Cl A	16,220	49,794
Wuxi Autowell Technology, Cl A	749	18,031
Xiamen Faratronic, Cl A	1,110	20,946

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiaomi, Cl B *	870,000	$1,369,921
Xinjiang Daqo New Energy, Cl A	4,983	28,753
Xinyi Solar Holdings	592,700	638,399
Yangzhou Yangjie Electronic Technology, Cl A	3,000	18,029
Yealink Network Technology, Cl A	9,340	49,200
Yonyou Network Technology, Cl A	36,556	96,564
Zhejiang Dahua Technology, Cl A	38,293	117,663
Zhejiang Jingsheng Mechanical & Electrical, Cl A	11,300	97,727
Zhejiang Supcon Technology, Cl A	2,976	22,576
Zhongji Innolight, Cl A	6,700	120,052
ZTE, Cl A	37,131	203,495
ZTE, Cl H	100,900	367,441
TOTAL CHINA		13,681,613
HONG KONG — 1.1%
Information Technology — 1.1%
Kingboard Laminates Holdings	151,900	155,237
TOTAL COMMON STOCK
(Cost $19,487,499)		13,836,850
TOTAL INVESTMENTS — 99.7%
(Cost $19,487,499)		$13,836,850

Percentages are based on Net Assets of $13,878,404.

*        Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 98.7%
CHINA — 98.7%
Utilities — 98.7%
Beijing Enterprises Holdings	25,479	$101,116
Beijing Enterprises Water Group	270,100	65,805
CECEP Solar Energy, Cl A	35,900	33,168
CECEP Wind-Power, Cl A	61,700	31,612
CGN Power, Cl H	403,500	98,822
China Gas Holdings	123,390	137,492
China Longyuan Power Group, Cl H	151,529	145,531
China National Nuclear Power, Cl A	75,500	77,259
China Power International Development	253,812	95,033
China Resources Gas Group	29,420	101,478
China Resources Power Holdings	86,359	186,699
China Three Gorges Renewables Group, Cl A	107,500	81,112
China Yangtze Power, Cl A	63,900	191,963
Datang International Power Generation, Cl A	75,700	33,169
ENN Energy Holdings	15,099	181,509
ENN Natural Gas, Cl A	2,700	6,955
GD Power Development, Cl A	91,300	47,161
Guangdong Investment	118,160	102,119
Huadian Power International, Cl A	50,000	39,756
Huaneng Power International, Cl A	10,800	13,002
Huaneng Power International, Cl H	156,406	86,639
Kunlun Energy	157,946	128,606
SDIC Power Holdings, Cl A	24,600	43,803
Shanghai Electric Power, Cl A	23,700	34,172
Shenergy, Cl A	22,200	21,070
Shenzhen Energy Group, Cl A	38,780	37,295
Sichuan Chuantou Energy, Cl A	23,400	47,366
Wintime Energy Group, Cl A *	100,200	21,320

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Zhejiang Zheneng Electric Power, Cl A	42,800	$28,879
TOTAL CHINA		2,219,911
TOTAL COMMON STOCK
(Cost $2,452,785)		2,219,911
TOTAL INVESTMENTS — 98.7%
(Cost $2,452,785)		$2,219,911

Percentages are based on Net Assets of $2,249,663.

*        Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.2%
CHINA — 99.2%
Real Estate — 99.2%
C&D International Investment Group	109,900	$298,752
China Jinmao Holdings Group	1,505,000	245,086
China Merchants Shekou Industrial Zone Holdings, Cl A	129,200	257,729
China Overseas Land & Investment	255,900	602,450
China Overseas Property Holdings	26,200	30,605
China Resources Land	143,500	664,258
China Resources Mixc Lifestyle Services	4,950	23,802
China Vanke, Cl A	98,100	209,423
China Vanke, Cl H	292,400	411,678
Country Garden Holdings	1,511,000	306,125
Country Garden Services Holdings	238,700	268,735
Gemdale, Cl A *	115,300	139,292
Greenland Holdings Group, Cl A	304,400	138,063
Greentown China Holdings	244,800	279,370
Greentown Service Group	407,900	213,399
Hainan Airport Infrastructure, Cl A *	239,100	142,585
Hangzhou Binjiang Real Estate Group, Cl A	80,700	122,007
KE Holdings ADR *	41,380	720,840
Longfor Group Holdings	253,300	673,955
Poly Developments and Holdings Group, Cl A	154,153	307,074
Seazen Holdings, Cl A	58,600	134,861
Shanghai Lingang Holdings, Cl A	60,900	110,486
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	317,285	212,898
Youngor Group, Cl A	117,900	117,841
Yuexiu Property	262,126	344,182
Zhejiang China Commodities City Group, Cl A	141,800	168,924
TOTAL CHINA		7,144,420
TOTAL COMMON STOCK
(Cost $8,695,595)		7,144,420
TOTAL INVESTMENTS — 99.2%
(Cost $8,695,595)		$7,144,420

Percentages are based on Net Assets of $7,203,378.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI China Real Estate ETF

*            Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 100.0%
VIETNAM — 100.0%
Consumer Discretionary — 0.5%
FPT DIGITAL RETAIL JSC	13,280	$42,832
Consumer Staples — 17.3%
HAGL JSC *	58,300	21,856
KIDO Group	41,400	113,604
Masan Group *	98,320	362,357
Saigon Beer Alcohol Beverage	15,900	105,250
Thanh Thanh Cong - Bien Hoa JSC *	110,363	74,080
Vietnam Dairy Products JSC	177,000	582,839
Vinh Hoan	29,800	94,983
		1,354,969
Energy — 2.9%
PetroVietnam Drilling & Well Services JSC *	72,452	80,137
PetroVietnam Technical Service	72,400	105,142
Vietnam National Petroleum Group	23,000	40,296
		225,575
Financials — 22.6%
Bank for Foreign Trade of Vietnam JSC *	125,983	487,179
Bank for Investment and Development of Vietnam JSC *	59,376	118,313
Bao Viet Holdings	26,500	53,867
Saigon - Hanoi Commercial Joint Stock Bank *	252,573	134,350
Saigon - Hanoi Securities JSC *	85,475	56,292
Saigon Thuong Tin Commercial JSB *	84,800	103,640
Southeast Asia Commercial Joint Stock Bank *	13,159	16,194
SSI Securities	265,050	331,767
Vietcap Securities JSC	69,540	127,704
Vietnam Export Import Commercial JSB *	86,500	76,869
Vietnam Joint Stock Commercial Bank for Industry and Trade *	61,500	77,889
VNDirect Securities *	214,240	188,124
		1,772,188
Industrials — 9.1%
Development Investment Construction JSC *	64,980	71,324
Gelex Group JSC *	123,400	117,474
Ha Do Group JSC *	32,760	45,916

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hoang Huy Investment Financial Services JSC	108,316	$49,843
IDICO JSC	35,940	68,580
PC1 Group JSC *	27,145	31,399
Tasco JSC *	35,200	31,355
Thaiholdings JSC *	17,600	29,720
Vietjet Aviation JSC *	43,800	188,606
Vietnam Construction and Import-Export JSC *	48,741	52,985
Viettel Construction Joint Stock	7,869	24,184
		711,386
Information Technology — 0.5%
Digiworld *	17,320	39,557
Materials — 15.1%
Duc Giang Chemicals JSC	42,680	129,729
Hoa Phat Group JSC *	692,040	823,875
Hoa Sen Group *	87,031	70,727
PetroVietNam Ca Mau Fertilizer JSC	29,000	38,809
Petrovietnam Fertilizer & Chemicals JSC	46,700	77,874
Phuoc Hoa Rubber JSC	19,900	43,854
		1,184,868
Real Estate — 28.5%
Dat Xanh Group JSC *	65,700	52,699
Khang Dien House Trading and Investment JSC *	86,660	137,193
Kinh Bac City Development Holding *	86,200	120,089
Kosy JSC *	4,700	7,708
Nam Long Investment	37,100	62,649
No Va Land Investment Group *	168,091	133,763
Phat Dat Real Estate Development *	77,489	70,987
Song da Urban & Industrial Zone Investment & Development JSC *	4,600	11,516
Van Phu - Invest Investment JSC	31,220	72,621
Vincom Retail JSC *	217,700	272,498
Vingroup JSC *	256,900	597,581
Vinhomes JSC *	262,000	696,823
		2,236,127

Schedule of Investments (Unaudited)	July 31, 2023

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
Binh Duong Water Environment JSC	13,900	$26,876
PetroVietnam Gas JSC	18,100	77,634
PetroVietnam Nhon Trach 2 Power JSC	38,000	47,164
PetroVietnam Power *	154,100	89,126
Pha Lai Thermal Power JSC	47,600	29,741
Vinh Son - Song Hinh Hydropower JSC *	4,400	8,405
		278,946
TOTAL VIETNAM		7,846,448
TOTAL COMMON STOCK
(Cost $7,395,826)		7,846,448
TOTAL INVESTMENTS — 100.0%
(Cost $7,395,826)		$7,846,448

Percentages are based on Net Assets of $7,849,737.

*            Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments (Unaudited)	July 31, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

GLX-QH-002-2400

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 11.9%
Materials — 11.9%
Allkem *	6,794,657	$67,854,541
Core Lithium * (A)	19,439,660	8,383,624
IGO	8,569,748	79,691,190
Liontown Resources *	19,680,442	35,673,876
Mineral Resources	1,924,656	92,639,657
Pilbara Minerals	33,675,668	109,830,953
Sayona Mining *	81,612,575	7,974,221
TOTAL AUSTRALIA		402,048,062
BRAZIL — 0.7%
Materials — 0.7%
Sigma Lithium * (A)	615,483	24,022,301
CANADA — 0.8%
Materials — 0.8%
Lithium Americas * (A)	1,369,287	27,692,627
CHILE — 3.6%
Industrials — 3.6%
Sociedad Quimica y Minera de Chile ADR	1,652,272	121,755,924
CHINA — 32.7%
Consumer Discretionary — 5.5%
BYD, Cl H	5,231,774	184,886,829
Industrials — 11.4%
Beijing Easpring Material Technology, Cl A	4,200,248	29,022,578
Contemporary Amperex Technology, Cl A	4,703,309	156,534,456
Eve Energy, Cl A	13,836,488	114,723,798
Sunwoda Electronic, Cl A	14,123,991	32,504,625
Wuxi Lead Intelligent Equipment, Cl A	10,855,536	50,375,656
		383,161,113
Information Technology — 3.1%
NAURA Technology Group, Cl A	2,642,441	104,990,380

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 12.7%
Ganfeng Lithium Group, Cl A	12,132,740	$101,616,400
Guangzhou Tinci Materials Technology, Cl A	12,863,478	66,302,225
Shanghai Putailai New Energy Technology, Cl A	9,382,411	51,735,226
Shenzhen Capchem Technology, Cl A	5,212,998	35,575,261
Tianqi Lithium, Cl A	11,137,541	103,758,405
Yunnan Energy New Material, Cl A	5,114,359	69,088,289
		428,075,806
TOTAL CHINA		1,101,114,128
JAPAN — 11.9%
Consumer Discretionary — 5.9%
Panasonic Holdings	16,198,897	200,662,012
Industrials — 1.0%
GS Yuasa	844,527	16,979,106
Japan Steel Works	754,987	15,702,327
		32,681,433
Information Technology — 5.0%
TDK	4,375,608	167,442,150
TOTAL JAPAN		400,785,595
NORWAY — 0.4%
Industrials — 0.4%
FREYR Battery * (A)	1,406,971	11,846,696
SOUTH KOREA — 9.1%
Industrials — 3.4%
LG Energy Solution * (A)	261,109	114,714,659
Information Technology — 5.7%
L&F (A)	280,573	56,680,303
Samsung SDI	257,518	134,350,190
		191,030,493
TOTAL SOUTH KOREA		305,745,152

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 0.5%
Information Technology — 0.5%
Simplo Technology	1,864,980	$18,248,336
UNITED STATES — 28.2%
Consumer Discretionary — 15.9%
Lucid Group * (A)	7,394,105	56,269,139
QuantumScape, Cl A * (A)	2,655,017	35,338,276
Rivian Automotive, Cl A * (A)	8,166,559	225,723,691
Tesla *	816,862	218,453,405
		535,784,511
Industrials — 2.3%
EnerSys	464,809	50,348,111
Enovix * (A)	1,310,727	28,206,845
		78,554,956
Materials — 10.0%
Albemarle	1,354,467	287,526,255
Livent *	2,064,696	50,832,815
		338,359,070
TOTAL UNITED STATES		952,698,537
TOTAL COMMON STOCK
(Cost $3,035,735,274)		3,365,957,358

SHORT-TERM INVESTMENT(B)(C) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.200%
(Cost $72,797,758)	72,797,758	72,797,758

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.7%
BNP Paribas
5.240%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $124,890,542 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,173,595 - $23,188,065, 1.750% - 3.875%, 12/31/2024 - 03/31/2025, with a total market value of $124,868,229)
(Cost $124,872,366)	$124,872,366	$124,872,366
TOTAL INVESTMENTS — 105.7%
(Cost $3,233,405,398)		$3,563,627,482

Percentages are based on Net Assets of $3,372,710,601.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2023.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,365,957,358	$—	$—	$3,365,957,358
Short-Term Investment	72,797,758	—	—	72,797,758
Repurchase Agreement	—	124,872,366	—	124,872,366
Total Investments in Securities	$3,438,755,116	$124,872,366	$—	$3,563,627,482

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.1%
ARGENTINA — 1.0%
Materials — 1.0%
Loma Negra Cia Industrial Argentina ADR	1,216,769	$8,103,682
AUSTRALIA — 11.4%
Energy — 3.0%
New Hope	1,928,112	6,899,060
Woodside Energy Group	348,445	8,920,038
Yancoal Australia	2,431,790	8,357,174
		24,176,272
Financials — 3.1%
Magellan Financial Group	1,450,051	9,116,499
McMillan Shakespeare	610,305	8,138,716
Platinum Asset Management	6,971,243	7,445,651
		24,700,866
Materials — 5.3%
BHP Group	245,887	7,623,440
Fortescue Metals Group	474,426	6,930,921
Grange Resources	14,741,772	5,364,220
Incitec Pivot	4,074,532	8,291,781
Rio Tinto	91,771	7,239,595
Rio Tinto ADR	106,440	7,083,582
		42,533,539
TOTAL AUSTRALIA		91,410,677
BELGIUM — 0.9%
Communication Services — 0.9%
Proximus	935,730	7,186,733

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 8.2%
Consumer Discretionary — 0.9%
Mahle-Metal Leve	799,100	$7,624,715
Consumer Staples — 2.1%
BrasilAgro - Brasileira de Propriedades Agricolas	1,618,620	8,816,061
Marfrig Global Foods	5,087,081	7,934,779
		16,750,840
Materials — 2.9%
Cia Siderurgica Nacional	2,615,500	7,609,447
CSN Mineracao	8,876,000	8,303,087
Vale ADR, Cl B	493,761	7,223,724
		23,136,258
Utilities — 2.3%
CPFL Energia	1,301,611	9,790,026
Transmissora Alianca de Energia Eletrica	1,096,723	8,299,687
		18,089,713
TOTAL BRAZIL		65,601,526
CHILE — 0.9%
Communication Services — 0.9%
ENTEL Chile	1,871,251	7,516,165
CHINA — 7.6%
Energy — 2.0%
China Petroleum & Chemical, Cl H	14,798,600	8,254,441
China Shenhua Energy, Cl H	2,609,000	7,794,850
		16,049,291

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.3%
China Everbright Bank, Cl H	28,549,800	$8,493,151
Chongqing Rural Commercial Bank, Cl H	26,383,300	9,743,150
		18,236,301
Industrials — 1.2%
Shanghai Industrial Holdings	6,728,700	9,973,941
Materials — 2.1%
Fufeng Group	13,533,300	7,357,789
Shougang Fushan Resources Group	32,107,700	9,222,210
		16,579,999
TOTAL CHINA		60,839,532
DENMARK — 1.5%
Industrials — 1.5%
AP Moller - Maersk, Cl B	3,200	6,597,133
D/S Norden	115,152	5,788,861
TOTAL DENMARK		12,385,994
FRANCE — 0.9%
Communication Services — 0.9%
Eutelsat Communications (A)	1,132,844	7,650,216
HONG KONG — 3.7%
Communication Services — 1.1%
PCCW	17,451,500	8,906,224
Industrials — 1.6%
Orient Overseas International	755,200	12,579,081

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.0%
VTech Holdings	1,336,100	$8,317,753
TOTAL HONG KONG		29,803,058
HUNGARY — 0.8%
Energy — 0.8%
MOL Hungarian Oil & Gas	843,614	6,680,235
INDONESIA — 2.4%
Energy — 2.4%
Adaro Energy	47,600,400	7,607,226
Bukit Asam	29,142,800	5,353,153
Indo Tambangraya Megah	3,606,600	6,505,273
TOTAL INDONESIA		19,465,652
ITALY — 1.0%
Financials — 1.0%
BFF Bank	710,512	8,037,413
JAPAN — 0.9%
Industrials — 0.9%
Mitsui OSK Lines	292,231	7,558,762
KUWAIT — 1.0%
Consumer Discretionary — 1.0%
Humansoft Holding KSC	658,021	7,713,695
MEXICO — 0.9%
Financials — 0.9%
Banco del Bajio	2,270,300	6,939,010

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.9%
Materials — 0.9%
OCI	251,616	$7,179,596
NORWAY — 1.9%
Energy — 1.9%
FLEX LNG	234,028	7,446,771
SFL	795,407	7,842,713
TOTAL NORWAY		15,289,484
PORTUGAL — 0.9%
Materials — 0.9%
Portucel	2,077,068	7,300,734
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—
TOTAL RUSSIA		—
SINGAPORE — 1.4%
Energy — 1.1%
BW LPG	796,848	8,546,237

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Manulife US Real Estate Investment Trust ‡	23,760,505	$2,494,853
TOTAL SINGAPORE		11,041,090
SOUTH AFRICA — 4.5%
Energy — 0.8%
Exxaro Resources	729,802	6,648,908
Financials — 0.9%
Coronation Fund Managers	3,993,610	7,367,982
Materials — 0.9%
African Rainbow Minerals	593,767	6,702,676
Real Estate — 1.9%
Equites Property Fund ‡	11,973,699	7,648,624
Redefine Properties ‡	39,096,472	7,782,471
		15,431,095
TOTAL SOUTH AFRICA		36,150,661
THAILAND — 0.8%
Industrials — 0.8%
Regional Container Lines NVDR	8,912,976	6,249,466
UKRAINE — 0.8%
Materials — 0.8%
Ferrexpo *	5,529,838	6,531,557

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 2.3%
Energy — 1.3%
Dana Gas PJSC	39,173,846	$10,441,240
Materials — 1.0%
Fertiglobe	8,104,039	7,898,738
TOTAL UNITED ARAB EMIRATES		18,339,978
UNITED KINGDOM — 2.1%
Consumer Discretionary — 1.1%
Persimmon	589,294	8,787,738
Financials — 1.0%
M&G	3,038,157	7,841,565
TOTAL UNITED KINGDOM		16,629,303
UNITED STATES — 34.4%
Consumer Staples — 1.0%
JBS	1,922,417	7,589,366
Energy — 3.0%
Civitas Resources	105,900	7,927,674
Diversified Energy	6,779,913	8,269,782
Equitrans Midstream	783,378	8,123,630
		24,321,086
Financials — 23.4%
AGNC Investment ‡	704,265	7,176,460
Annaly Capital Management ‡	388,426	7,803,478
Apollo Commercial Real Estate Finance ‡	695,390	8,205,602
Arbor Realty Trust ‡ (A)	603,956	10,212,896
Ares Commercial Real Estate ‡	736,280	7,848,745
B Riley Financial (A)	180,112	10,001,619

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone Mortgage Trust, Cl A ‡	384,492	$8,839,471
BrightSpire Capital, Cl A ‡	1,101,649	8,108,137
Chimera Investment ‡	1,316,474	8,267,457
Claros Mortgage Trust ‡	639,453	7,878,061
Dynex Capital ‡	579,385	7,560,974
Ellington Financial ‡	643,927	8,705,893
Franklin BSP Realty Trust ‡	511,526	7,314,822
KKR Real Estate Finance Trust ‡	575,736	7,173,671
MFA Financial ‡	765,086	8,614,868
New York Mortgage Trust ‡	850,476	8,632,331
PennyMac Mortgage Investment Trust ‡	582,030	7,438,343
Ready Capital ‡	1,494,485	17,291,192
Redwood Trust ‡	1,008,382	7,593,117
Rithm Capital ‡	841,387	8,481,181
Starwood Property Trust ‡	382,674	7,936,659
Two Harbors Investment ‡	475,951	6,382,503
		187,467,480
Real Estate — 7.0%
Global Net Lease ‡	559,791	5,984,166
Medical Properties Trust ‡	803,240	8,104,691
Necessity Retail ‡	803,126	5,702,195
Omega Healthcare Investors ‡	266,249	8,493,343
Sabra Health Care ‡	658,556	8,554,642
SL Green Realty ‡	277,007	10,445,934
Uniti Group ‡	1,635,362	9,125,320
		56,410,291
TOTAL UNITED STATES		275,788,223
TOTAL COMMON STOCK
(Cost $801,514,605)		747,392,442

PREFERRED STOCK — 5.7%
BRAZIL— 5.7%
Basic Materials — 1.0%
Metalurgica Gerdau, Cl A (C)	2,913,100	8,420,161

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — 1.2%
Petroleo Brasileiro (C)	1,513,295	$9,896,597
Materials — 2.2%
Gerdau (C)	1,486,208	9,138,349
Unipar Carbocloro (C)	487,969	8,302,669
		17,441,018
Utilities — 1.3%
Cia Paranaense de Energia (C)	5,812,685	10,215,164
TOTAL BRAZIL		45,972,940
TOTAL PREFERRED STOCK
(Cost $39,379,485)		45,972,940

	Face Amount
REPURCHASE AGREEMENTS(D) — 1.0%
Bank of America
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $1,822,866 (collateralized by various U.S. Government Obligations, ranging in par value $27,906 - $128,104, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $1,859,050)	$1,822,598	1,822,598
Daiwa Capital Markets
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $462,247 (collateralized by various U.S. Government Obligations, ranging in par value $83 - $163,784, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $471,423)	462,179	462,179
Deutsche Bank Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $1,822,866 (collateralized by various U.S. Government Obligations, ranging in par value $202 - $162,680, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $1,859,050)	1,822,598	1,822,598

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities
5.290%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $1,822,866 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,736 - $1,353,871, 0.000% - 4.080%, 09/05/2023 - 11/15/2052, with a total market value of $1,859,050)	$1,822,598	$1,822,598
RBC Dominion Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $1,822,866 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $289,301, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $1,859,050)	1,822,598	1,822,598
TOTAL REPURCHASE AGREEMENTS
(Cost $7,752,571)		7,752,571
TOTAL INVESTMENTS — 99.8%
(Cost $848,646,661)		$801,117,953

Percentages are based on Net Assets of $802,457,801.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$747,392,442	$—	$—	^	$747,392,442
Preferred Stock	45,972,940	—	—		45,972,940
Repurchase Agreements	—	7,752,571	—		7,752,571
Total Investments in Securities	$793,365,382	$7,752,571	$—		$801,117,953

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® ETF

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 34.2%
Communication Services — 34.2%
Baidu ADR * (A)	48,614	$7,583,298
Bilibili ADR * (A)	194,469	3,708,524
DouYu International Holdings ADR *	165,146	198,175
Hello Group ADR *	85,209	907,476
HUYA ADR *	25,164	86,313
Inkeverse Group *	624,800	72,104
JOYY ADR	18,136	630,407
Kuaishou Technology, Cl B *	1,352,588	11,655,008
Meitu	1,295,800	470,221
NetEase ADR (A)	69,205	7,525,352
Tencent Holdings	283,127	12,866,274
Tencent Music Entertainment Group ADR *	512,658	3,583,479
Weibo ADR *	88,358	1,391,639
TOTAL CHINA		50,678,270
GERMANY — 0.5%
Communication Services — 0.5%
United Internet	46,773	702,376
JAPAN — 4.9%
Communication Services — 4.9%
DeNA *	42,945	526,536
giftee *	11,483	135,132
Gree	27,155	120,026
Kakaku.com	73,432	1,097,242
MIXI	22,222	419,947
Nexon	258,965	4,940,348
TOTAL JAPAN		7,239,231
SOUTH KOREA — 14.1%
Communication Services — 14.1%
AfreecaTV	4,657	266,709
Com2uSCorp	4,627	197,473
Kakao	134,351	5,407,136

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NAVER	84,139	$14,984,155
TOTAL SOUTH KOREA		20,855,473
TAIWAN — 0.0%
Consumer Discretionary — 0.0%
PChome Online *	59,544	85,546
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	55,202	315,204
UNITED STATES — 46.0%
Communication Services — 43.9%
Alphabet, Cl A *	57,491	7,630,205
Angi, Cl A *	47,165	182,528
Bumble, Cl A *	50,696	938,890
IAC *	46,476	3,234,730
Match Group *	165,820	7,712,288
Meta Platforms, Cl A *	59,516	18,961,798
Nextdoor Holdings * (A)	64,726	201,298
Pinterest, Cl A *	348,413	10,100,493
Rumble * (A)	45,965	396,218
Snap, Cl A *	576,604	6,550,221
Spotify Technology *	46,455	6,940,842
Vimeo *	84,601	348,556
Yelp, Cl A *	38,271	1,724,109
		64,922,176
Consumer Discretionary — 0.0%
Groupon, Cl A *	9,152	72,301

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Fiverr International * (A)	18,601	$560,634
Information Technology — 1.7%
Life360 *	60,239	313,777
Sprinklr, Cl A *	42,530	597,121
Sprout Social, Cl A *	27,196	1,553,979
		2,464,877
TOTAL UNITED STATES		68,019,988
TOTAL COMMON STOCK
(Cost $220,892,518)		147,896,088

	Number of
	Rights
RIGHT — 0.0%
Taiwan — 0.0%
Pchome Online Inc(B)
Expires 08/11/23	6,081	919
TOTAL RIGHT (Cost $–)		919

Face Amount
REPURCHASE AGREEMENTS (C) — 10.2%
Bank of America
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,542,072 (collateralized by various U.S. Government Obligations, ranging in par value $54,226 - $248,923, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $3,612,382)	$3,541,551	3,541,551

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $904,229 (collateralized by various U.S. Government Obligations, ranging in par value $163 - $320,387, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $922,178)	$904,096	$904,096
Deutsche Bank Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,542,072 (collateralized by various U.S. Government Obligations, ranging in par value $393 - $316,109, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $3,612,382)	3,541,551	3,541,551
HSBC Securities
5.290%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,542,071 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,260 - $2,630,753, 0.000% - 4.080%, 09/05/2023 - 11/15/2052, with a total market value of $3,612,382)	3,541,551	3,541,551

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,542,072 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $562,150, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $3,612,382)	$3,541,551	$3,541,551
TOTAL REPURCHASE AGREEMENTS
(Cost $15,070,300)		15,070,300
TOTAL INVESTMENTS — 110.1%
(Cost $235,962,818)		$162,967,307

Percentages are based on Net Assets of $147,978,501.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$147,896,088	$—	$—	$147,896,088
Right	—	—	919	919
Repurchase Agreements	—	15,070,300	—	15,070,300
Total Investments in Securities	$147,896,088	$15,070,300	$919	$162,967,307

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Social Media ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.6%
CAMEROON — 1.6%
Energy — 1.6%
Golar LNG	31,636	$763,060
CANADA — 1.4%
Industrials — 1.4%
Canadian Pacific Kansas City	8,240	678,070
CHINA — 3.1%
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR *	7,688	785,406
JD.com ADR	17,997	743,456
TOTAL CHINA		1,528,862
DENMARK — 1.3%
Health Care — 1.3%
Ascendis Pharma ADR *	7,308	658,816
UNITED KINGDOM — 2.9%
Communication Services — 1.5%
Liberty Global, Cl C *	37,910	749,102
Industrials — 1.4%
Rentokil Initial ADR	16,819	686,215
TOTAL UNITED KINGDOM		1,435,317
UNITED STATES — 88.3%
Communication Services — 7.0%
Activision Blizzard	8,774	813,876
Liberty Broadband, Cl C *	8,927	795,663
Meta Platforms, Cl A *	2,858	910,559
Netflix *	2,045	897,694
		3,417,792
Consumer Discretionary — 13.3%
Asbury Automotive Group *	3,455	779,448
Dutch Bros, Cl A * (A)	25,608	794,104
Expedia Group *	7,362	902,066
Hilton Worldwide Holdings	4,790	744,797

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	2,417	$806,891
Lithia Motors, Cl A	3,219	999,596
Lowe's	3,425	802,375
SeaWorld Entertainment *	12,408	687,031
		6,516,308
Consumer Staples — 5.5%
Albertsons, Cl A	33,618	730,519
Colgate-Palmolive	8,447	644,168
Mondelez International, Cl A	8,771	650,194
Post Holdings *	7,802	665,511
		2,690,392
Energy — 3.0%
Chesapeake Energy	8,533	719,674
Texas Pacific Land	514	774,238
		1,493,912
Financials — 12.5%
Arch Capital Group *	9,157	711,407
First American Financial	12,251	776,468
Fiserv *	5,750	725,708
KKR	14,282	848,065
LPL Financial Holdings	3,594	824,320
S&P Global	1,903	750,753
Visa, Cl A	2,961	703,919
Wells Fargo	17,778	820,632
		6,161,272
Health Care — 13.2%
Amicus Therapeutics *	63,674	867,240
Horizon Therapeutics *	7,084	710,313
Jazz Pharmaceuticals *	5,207	679,097
Revvity	5,976	734,749
Royalty Pharma, Cl A	20,533	644,325
Sanofi ADR	12,508	667,552
Seagen *	3,637	697,504
Tenet Healthcare *	9,546	713,372

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
United Therapeutics *	3,219	$781,316
		6,495,468
Industrials — 10.0%
Avis Budget Group *	4,326	952,975
Delta Air Lines	20,184	933,712
Ferguson	4,691	758,159
Hertz Global Holdings *	43,694	736,244
Howmet Aerospace	15,425	788,835
TransDigm Group	845	760,263
		4,930,188
Information Technology — 13.3%
Apple	3,966	779,121
GoDaddy, Cl A *	9,496	732,046
Microsoft	2,190	735,665
NVIDIA	2,338	1,092,524
Salesforce *	3,336	750,633
Snowflake, Cl A *	3,975	706,397
VMware, Cl A *	5,536	872,640
Workday, Cl A *	3,683	873,350
		6,542,376
Materials — 4.6%
Ashland Global Holdings	7,511	686,205
International Flavors & Fragrances	8,413	711,824
Sherwin-Williams	3,071	849,131
		2,247,160
Real Estate — 4.5%
American Tower ‡	3,572	679,788
ProLogis ‡	5,628	702,093
Zillow Group, Cl C *	15,182	822,257
		2,204,138
Utilities — 1.4%
AES	32,730	707,950
TOTAL UNITED STATES		43,406,956
TOTAL COMMON STOCK
(Cost $43,990,116)		48,471,081

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 1.4%
UNITED STATES— 1.4%
Industrials — 1.4%
Icahn Enterprises	19,939	$691,285
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $706,528)		691,285

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.200%
(Cost $217,785)	217,785	217,785

	Face Amount
REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
5.240%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $373,629 (collateralized by various U.S. Treasury Obligations, ranging in par value $42,402 - $69,371, 1.750% - 3.875%, 12/31/2024 - 03/31/2025, with a total market value of $373,562)
(Cost $373,574)	$373,575	373,575
TOTAL INVESTMENTS — 101.2%
(Cost $45,288,003)		$49,753,726

Percentages are based on Net Assets of $49,163,781.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2023.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Guru® Index ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,471,081	$—	$—	$48,471,081
Master Limited Partnership	691,285	—	—	691,285
Short-Term Investment	217,785	—	—	217,785
Repurchase Agreement	—	373,575	—	373,575
Total Investments in Securities	$49,380,151	$373,575	$—	$49,753,726

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Communication Services — 8.7%
AT&T, 5.000%	272,240	$5,330,459
AT&T, 4.750%	397,395	7,343,860
Telephone and Data Systems, 6.000%	156,550	2,179,176
United States Cellular, 6.250%	113,447	1,859,396
		16,712,891
Consumer Discretionary — 6.2%
Ford Motor, 6.500%	136,184	3,280,673
Ford Motor, 6.200% (A)	169,881	4,245,326
Ford Motor, 6.000%	181,588	4,418,036
		11,944,035
Consumer Staples — 1.6%
CHS, Ser 4, 7.500%	117,078	3,065,102
Energy — 4.3%
Crestwood Equity Partners, 9.250%	404,356	3,752,423
Energy Transfer, 7.600%, TSFR3M + 5.161% (B)	181,584	4,485,125
		8,237,548
Financials — 68.6%
AGNC Investment, 6.125%, TSFR3M + 4.697% ‡,(B)	130,474	2,771,268
Allstate, 5.100%	260,854	5,616,187
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(B)	100,416	2,330,655
Arch Capital Group, 4.550%	113,449	2,208,852
Athene Holding, 7.750%, H15T5Y + 3.962% (B)	113,468	2,821,949
Athene Holding, 6.375%, H15T5Y + 5.970% (B)	136,181	3,226,128
Athene Holding, 6.350%, TSFR3M + 4.253% (B)	195,780	4,187,734
Bank of America, 7.250%	10,683	13,011,894
Bank of America, 5.375%	192,679	4,391,154
Bank of America, 4.750%	95,056	1,941,994
Brighthouse Financial, 5.375%	129,111	2,424,705
Capital One Financial, 5.000% (A)	340,415	6,730,005
Capital One Financial, 4.800%	283,434	5,291,713
Capital One Financial, 4.375%	153,176	2,596,333

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.375%, TSFR3M + 3.550% (B)	158,875	$3,976,641
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (B)	73,731	1,768,069
Huntington Bancshares, 4.500%	113,444	2,053,336
Jackson Financial, 8.000%, H15T5Y + 3.728% (B)	124,824	3,114,359
JPMorgan Chase, 4.550%	340,450	6,975,821
KeyCorp, 6.200%, H15T5Y + 3.132% (B)	136,177	2,926,444
KeyCorp, 6.125%, TSFR3M + 4.154% (B)	113,466	2,556,389
Lincoln National, 9.000%	113,473	3,086,466
Morgan Stanley, 6.500%	226,849	5,909,416
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (B)	116,894	2,731,813
Prudential Financial, 5.950%	68,043	1,741,901
Regions Financial, Ser B, 6.375%, TSFR3M + 3.536% (B)	113,466	2,747,012
Regions Financial, 5.700%, TSFR3M + 3.148% (B)	113,457	2,467,690
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡,(B)	105,494	2,247,022
Synchrony Financial, 5.625%	170,222	2,934,627
Synovus Financial, 5.875%, H15T5Y + 4.127% (B)	79,409	1,675,530
Truist Financial, 4.750%	209,494	4,189,880
Wells Fargo, 7.500%	13,667	16,113,256
Wells Fargo, 4.700%	160,819	2,996,058
		131,762,301
Industrials — 5.2%
Chart Industries, 6.750%	45,671	3,296,989
Clarivate, 5.250%	81,580	3,396,991
WESCO International, 10.625%, H15T5Y + 10.325% (B)	122,630	3,325,726
		10,019,706
Utilities — 5.1%
Duke Energy, 5.750%	226,808	5,724,634

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Sempra Energy, 5.750%	171,569	$4,177,705
		9,902,339
TOTAL UNITED STATES		191,643,922
TOTAL PREFERRED STOCK
(Cost $198,324,182)		191,643,922

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.200%
(Cost $4,450)	4,450	4,450

	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
BNP Paribas
5.240%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $7,635 (collateralized by various U.S. Treasury Obligations, ranging in par value $866 - $1,418, 1.750% - 3.875%, 12/31/2024 - 03/31/2025, with a total market value of $7,633)
(Cost $7,634)	$7,634	7,634
TOTAL INVESTMENTS — 99.7%
(Cost $198,336,266)		$191,656,006

Percentages are based on Net Assets of $192,203,495.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security was purchased with cash collateral held from securities on loan.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperIncome™ Preferred ETF

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2023.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$191,643,922	$—	$—	$191,643,922
Short-Term Investment	4,450	—	—	4,450
Repurchase Agreement	—	7,634	—	7,634
Total Investments in Securities	$191,648,372	$7,634	$—	$191,656,006

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 79.0%
UNITED STATES — 79.0%
Communication Services — 3.8%
Cogent Communications Holdings	199,389	$12,210,583
Verizon Communications	336,767	11,477,019
		23,687,602
Consumer Discretionary — 1.6%
PetMed Express (A)	678,593	9,941,387
Consumer Staples — 15.7%
Altria Group	281,896	12,803,716
B&G Foods	1,086,993	14,413,527
Cal-Maine Foods	222,171	10,262,079
Kraft Heinz	338,719	12,254,853
Philip Morris International	133,231	13,285,795
Universal	254,219	12,855,855
Vector Group	942,581	12,366,663
Walgreens Boots Alliance	368,465	11,042,896
		99,285,384
Energy — 10.0%
Chesapeake Energy	169,224	14,272,352
Coterra Energy	455,241	12,537,337
Kinder Morgan	765,078	13,549,531
Pioneer Natural Resources	53,061	11,974,276
San Juan Basin Royalty Trust	1,340,495	10,804,390
		63,137,886
Financials — 16.4%
AGNC Investment ‡	1,190,904	12,135,312
Ellington Financial ‡ (A)	842,879	11,395,724
KKR Real Estate Finance Trust ‡	892,992	11,126,680
New York Community Bancorp	1,444,051	20,028,987
TFS Financial	939,424	13,631,042
Two Harbors Investment ‡	789,267	10,584,071
Virtu Financial, Cl A	669,158	12,419,573

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Western Union	980,774	$11,945,827
		103,267,216
Health Care — 2.1%
AbbVie	89,544	13,393,992
Industrials — 8.5%
3M	120,047	13,385,240
Ennis	625,982	13,483,652
National Presto Industries	176,745	13,840,901
PACCAR	153,736	13,241,282
		53,951,075
Information Technology — 2.3%
International Business Machines	100,475	14,486,486
Materials — 3.1%
Kronos Worldwide	1,217,260	11,381,381
Mativ Holdings	506,660	7,974,828
		19,356,209
Real Estate — 9.8%
Alexander's ‡	60,090	11,619,603
Easterly Government Properties, Cl A ‡ (A)	856,872	12,647,431
Global Net Lease ‡	938,977	10,037,664
Iron Mountain ‡	257,747	15,825,666
Necessity Retail ‡	1,656,340	11,760,014
		61,890,378
Utilities — 5.7%
Avangrid	328,124	12,166,838
Clearway Energy, Cl C	413,928	10,931,839

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	136,349	$12,764,993
		35,863,670
TOTAL UNITED STATES		498,261,285
TOTAL COMMON STOCK
(Cost $541,631,025)		498,261,285

MASTER LIMITED PARTNERSHIPS — 20.5%
UNITED STATES— 20.5%
Energy — 13.2%
CrossAmerica Partners	625,395	12,814,344
Global Partners	376,594	12,917,174
Holly Energy Partners	731,653	14,267,233
Magellan Midstream Partners	254,330	16,854,449
MPLX Partners	388,212	13,785,408
USA Compression Partners	660,769	13,155,911
		83,794,519
Industrials — 1.4%
Icahn Enterprises Partners	249,462	8,648,847
Materials — 2.1%
Westlake Chemical Partners	573,332	13,020,370
Oil & Gas — 2.2%
Dorchester Minerals Partners	458,019	14,047,443
Utilities — 1.6%
Suburban Propane Partners	691,911	10,226,445
TOTAL UNITED STATES		129,737,624
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $95,884,154)		129,737,624

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 0.7%
Bank of America
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $989,909 (collateralized by various U.S. Government Obligations, ranging in par value $15,155 - $69,567, 2.000% - 6.500%, 05/01/2036 - 09/01/2061, with a total market value of $1,009,558)	$989,763	$989,763
Daiwa Capital Markets
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $248,622 (collateralized by various U.S. Government Obligations, ranging in par value $45 - $88,092, 1.500% - 6.500%, 06/01/2035 - 08/01/2053, with a total market value of $253,557)	248,585	248,585
Deutsche Bank Securities
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $989,909 (collateralized by various U.S. Government Obligations, ranging in par value $110 - $88,344, 1.000% - 7.000%, 09/01/2028 - 08/01/2053, with a total market value of $1,009,558)	989,763	989,763
HSBC Securities
5.290%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $989,908 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,029 - $735,221, 0.000% - 4.080%, 09/05/2023 - 11/15/2052, with a total market value of $1,009,558)	989,763	989,763

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $989,909 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $157,105, 0.000% - 6.000%, 10/19/2023 - 07/20/2053, with a total market value of $1,009,558)	$989,763	$989,763
TOTAL REPURCHASE AGREEMENTS
(Cost $4,207,637)		4,207,637
TOTAL INVESTMENTS — 100.2%
(Cost $641,722,816)		$632,206,546

Percentages are based on Net Assets of $630,758,155.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$498,261,285	$—	$—	$498,261,285
Master Limited Partnerships	129,737,624	—	—	129,737,624
Repurchase Agreements	—	4,207,637	—	4,207,637
Total Investments in Securities	$627,998,909	$4,207,637	$—	$632,206,546

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.5%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	19,782	$4,410,990
UNITED STATES — 101.4%
Communication Services — 8.8%
Activision Blizzard	54,763	5,079,816
Alphabet, Cl A *	466,454	61,907,775
Alphabet, Cl C *	401,075	53,387,093
AT&T	571,057	8,291,748
Charter Communications, Cl A *	8,156	3,304,730
Comcast, Cl A	324,094	14,668,494
Electronic Arts	20,590	2,807,446
Fox, Cl A	20,257	677,597
Fox, Cl B	14,573	457,738
Interpublic Group	29,761	1,018,719
Live Nation Entertainment *	11,182	981,220
Match Group *	21,252	988,431
Meta Platforms, Cl A *	173,646	55,323,616
Netflix *	34,657	15,213,383
News, Cl A	35,908	711,697
News, Cl B	12,021	241,742
Omnicom Group	15,468	1,308,902
Paramount Global, Cl B	42,556	682,173
Take-Two Interactive Software *	11,530	1,763,398
T-Mobile US *	45,744	6,302,151
Verizon Communications	326,691	11,133,629
Walt Disney *	142,199	12,640,069
Warner Bros Discovery *	180,011	2,352,744
		261,244,311
Consumer Discretionary — 10.7%
Advance Auto Parts	5,508	409,740
Amazon.com *	701,556	93,784,006
Aptiv *	21,259	2,327,648
AutoZone *	1,419	3,521,561
Bath & Body Works	17,357	643,250
Best Buy	16,503	1,370,574
Booking Holdings *	2,813	8,356,860
BorgWarner	21,347	992,636

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	16,224	$957,541
CarMax *	10,728	886,240
Carnival *	77,704	1,463,943
Chipotle Mexican Grill, Cl A *	2,088	4,097,241
Darden Restaurants	8,685	1,467,070
Domino's Pizza	2,892	1,147,372
DR Horton	23,710	3,011,644
eBay	41,932	1,866,393
Etsy *	11,188	1,137,260
Expedia Group *	11,625	1,424,411
Ford Motor	299,123	3,951,415
Garmin	10,447	1,106,233
General Motors	105,740	4,057,244
Genuine Parts	11,140	1,734,721
Hasbro	6,423	414,669
Hilton Worldwide Holdings	20,934	3,255,028
Home Depot	79,267	26,462,495
Las Vegas Sands	28,135	1,682,754
Lennar, Cl A	20,049	2,542,815
LKQ	21,936	1,201,874
Lowe's	46,333	10,854,432
Marriott International, Cl A	20,481	4,133,271
McDonald's	56,988	16,708,882
MGM Resorts International	23,062	1,170,858
Mohawk Industries *	5,171	549,884
Newell Brands	35,733	398,780
NIKE, Cl B	95,673	10,561,343
Norwegian Cruise Line Holdings *	37,256	822,240
NVR *	229	1,444,175
O'Reilly Automotive *	4,942	4,575,254
Pool	2,952	1,135,753
PulteGroup	18,967	1,600,625
Ralph Lauren, Cl A	3,634	477,253
Ross Stores	27,095	3,106,171
Royal Caribbean Cruises *	18,604	2,029,882
Starbucks	91,637	9,307,570
Tapestry	21,196	914,607
Tesla *	211,522	56,567,329
TJX	91,914	7,953,318

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	9,295	$2,081,987
Ulta Beauty *	3,633	1,615,958
VF	28,882	572,152
Whirlpool	5,117	738,178
Wynn Resorts	9,186	1,001,090
Yum! Brands	22,113	3,044,297
		318,639,927
Consumer Staples — 6.7%
Altria Group	142,274	6,462,085
Archer-Daniels-Midland	41,140	3,495,254
Brown-Forman, Cl B	12,315	869,439
Bunge	13,200	1,434,444
Campbell Soup	16,673	763,957
Church & Dwight	17,775	1,700,534
Clorox	10,475	1,586,753
Coca-Cola	304,082	18,831,798
Colgate-Palmolive	65,919	5,026,983
Conagra Brands	36,871	1,209,737
Constellation Brands, Cl A	12,572	3,429,642
Costco Wholesale	34,654	19,429,458
Dollar General	17,165	2,898,482
Dollar Tree *	16,254	2,508,480
Estee Lauder, Cl A	18,524	3,334,320
General Mills	44,379	3,316,886
Hershey	11,502	2,660,528
Hormel Foods	25,159	1,028,500
J M Smucker	9,142	1,377,242
Kellogg	22,252	1,488,436
Keurig Dr Pepper	69,028	2,347,642
Kimberly-Clark	25,516	3,294,116
Kraft Heinz	64,842	2,345,984
Kroger	51,345	2,497,421
Lamb Weston Holdings	10,207	1,057,751
McCormick	18,121	1,621,467
Molson Coors Beverage, Cl B	16,610	1,158,880
Mondelez International, Cl A	108,631	8,052,816
Monster Beverage *	57,693	3,316,771
PepsiCo	107,695	20,188,505
Philip Morris International	120,716	12,037,800

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	184,599	$28,852,824
Sysco	39,074	2,981,737
Target	36,660	5,002,990
Tyson Foods, Cl A	25,277	1,408,434
Walgreens Boots Alliance	56,084	1,680,837
Walmart	109,508	17,505,949
		198,204,882
Energy — 4.4%
APA	27,712	1,122,059
Baker Hughes, Cl A	79,689	2,852,069
Chevron	136,272	22,302,276
ConocoPhillips	93,982	11,063,561
Coterra Energy	58,872	1,621,335
Devon Energy	49,405	2,667,870
Diamondback Energy	14,178	2,088,703
EOG Resources	46,701	6,189,284
EQT	27,883	1,176,105
Exxon Mobil	316,866	33,980,710
Halliburton	71,016	2,775,305
Hess	21,199	3,216,524
Kinder Morgan	155,650	2,756,561
Marathon Oil	47,691	1,252,843
Marathon Petroleum	33,744	4,488,627
Occidental Petroleum	56,890	3,591,466
ONEOK	35,175	2,358,132
Phillips 66	36,328	4,052,388
Pioneer Natural Resources	18,813	4,245,530
Schlumberger	113,495	6,621,298
Targa Resources	17,674	1,449,091
Valero Energy	28,612	3,688,373
Williams	96,440	3,322,358
		128,882,468
Financials — 12.8%
Aflac	43,003	3,110,837
Allstate	20,711	2,333,715
American Express	47,580	8,035,310
American International Group	57,277	3,452,658
Ameriprise Financial	8,170	2,846,836

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon, Cl A	16,166	$5,148,871
Arch Capital Group *	27,430	2,131,037
Arthur J Gallagher	17,350	3,726,780
Assurant	5,239	704,698
Bank of America	541,290	17,321,280
Bank of New York Mellon	53,367	2,420,727
Berkshire Hathaway, Cl B *	139,960	49,260,322
BlackRock, Cl A	11,599	8,569,921
Brown & Brown	16,533	1,164,750
Capital One Financial	29,097	3,404,931
Cboe Global Markets	9,036	1,262,148
Charles Schwab	118,587	7,838,601
Chubb	33,135	6,773,125
Cincinnati Financial	12,253	1,318,178
Citigroup	155,405	7,406,602
Citizens Financial Group	42,238	1,362,598
CME Group, Cl A	28,621	5,694,434
Comerica	11,661	629,228
Discover Financial Services	20,048	2,116,066
Everest Group	3,165	1,141,014
FactSet Research Systems	2,776	1,207,671
Fidelity National Information Services	46,855	2,829,105
Fifth Third Bancorp	53,078	1,544,570
Fiserv *	49,208	6,210,542
FleetCor Technologies *	6,346	1,579,583
Franklin Resources	26,024	760,942
Global Payments	20,601	2,271,260
Globe Life	7,240	812,111
Goldman Sachs Group	25,766	9,169,346
Hartford Financial Services Group	24,122	1,733,889
Huntington Bancshares	124,157	1,519,682
Intercontinental Exchange	44,452	5,103,090
Invesco	35,638	598,718
Jack Henry & Associates	6,481	1,086,021
JPMorgan Chase	229,112	36,190,531
KeyCorp	84,428	1,039,309
Lincoln National	14,391	403,524
Loews	14,380	900,907
M&T Bank	12,996	1,817,621

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	2,745	$739,009
Marsh & McLennan	39,615	7,464,258
Mastercard, Cl A	65,509	25,828,888
MetLife	50,076	3,153,286
Moody's	12,482	4,403,025
Morgan Stanley	101,026	9,249,941
MSCI, Cl A	6,367	3,489,625
Nasdaq	26,375	1,331,674
Northern Trust	18,272	1,463,953
PayPal Holdings *	88,726	6,727,205
PNC Financial Services Group	31,533	4,316,552
Principal Financial Group	16,073	1,283,750
Progressive	46,790	5,894,604
Prudential Financial	28,753	2,774,377
Raymond James Financial	14,816	1,630,797
Regions Financial	80,553	1,640,865
S&P Global	25,482	10,052,904
State Street	26,308	1,905,752
Synchrony Financial	33,102	1,143,343
T Rowe Price Group	17,793	2,193,165
Travelers	17,357	2,995,992
Truist Financial	100,538	3,339,872
US Bancorp	106,120	4,210,842
Visa, Cl A	126,783	30,140,123
W R Berkley	17,381	1,072,234
Wells Fargo	292,276	13,491,460
Willis Towers Watson	8,287	1,751,292
Zions Bancorp	14,681	561,548
		380,203,425
Health Care — 13.3%
Abbott Laboratories	135,633	15,100,022
AbbVie	137,884	20,624,689
Agilent Technologies	24,233	2,950,852
Align Technology *	5,642	2,132,055
AmerisourceBergen	12,126	2,266,349
Amgen	41,453	9,706,220
Baxter International	39,719	1,796,490
Becton Dickinson	22,566	6,287,339
Biogen *	10,879	2,939,397

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	1,574	$638,037
Bio-Techne	13,868	1,156,591
Boston Scientific *	114,545	5,939,158
Bristol-Myers Squibb	163,158	10,146,796
Cardinal Health	19,992	1,828,668
Catalent *	16,237	787,819
Centene *	45,099	3,070,791
Charles River Laboratories International *	3,333	698,397
Cigna Group	23,481	6,929,243
Cooper	3,688	1,442,967
CVS Health	102,131	7,628,164
Danaher	51,720	13,191,703
DaVita *	5,265	536,977
DENTSPLY SIRONA	15,787	655,476
Dexcom *	29,423	3,664,929
Edwards Lifesciences *	48,245	3,959,467
Elevance Health	18,360	8,659,127
Eli Lilly	61,712	28,051,190
GE HealthCare Technologies	29,507	2,301,546
Gilead Sciences	99,570	7,581,260
HCA Healthcare	16,305	4,448,167
Henry Schein *	11,397	897,970
Hologic *	19,284	1,531,535
Humana	10,116	4,621,292
IDEXX Laboratories *	6,278	3,482,595
Illumina *	12,548	2,411,098
Incyte *	15,267	972,813
Insulet *	5,508	1,524,339
Intuitive Surgical *	28,016	9,088,390
IQVIA Holdings *	14,186	3,174,259
Johnson & Johnson	203,723	34,129,714
Laboratory Corp of America Holdings	6,923	1,481,037
McKesson	10,932	4,399,037
Medtronic	106,326	9,331,170
Merck	198,441	21,163,733
Mettler-Toledo International *	1,741	2,189,255
Moderna *	25,740	3,028,568
Molina Healthcare *	4,630	1,409,789
Organon	21,965	482,791

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	440,540	$15,885,872
Quest Diagnostics	9,688	1,309,915
Regeneron Pharmaceuticals *	8,535	6,332,202
ResMed	11,313	2,515,446
Revvity	10,994	1,351,712
STERIS	7,723	1,741,923
Stryker	27,039	7,663,123
Teleflex	3,151	791,437
Thermo Fisher Scientific	30,109	16,519,604
UnitedHealth Group	73,006	36,968,048
Universal Health Services, Cl B	3,993	554,867
Vertex Pharmaceuticals *	20,584	7,252,567
Viatris, Cl W	108,467	1,142,158
Waters *	4,683	1,293,492
West Pharmaceutical Services	5,892	2,168,492
Zimmer Biomet Holdings	16,318	2,254,332
Zoetis, Cl A	36,775	6,917,010
		395,101,471
Industrials — 8.6%
3M	43,794	4,883,031
A O Smith	11,277	819,049
Alaska Air Group *	10,184	495,248
Allegion	7,234	845,365
American Airlines Group *	43,189	723,416
AMETEK	17,671	2,802,621
Automatic Data Processing	33,082	8,179,855
Axon Enterprise *	5,844	1,086,575
Boeing *	45,082	10,767,836
Broadridge Financial Solutions	9,972	1,674,498
Carrier Global	63,700	3,793,335
Caterpillar	40,014	10,610,512
Ceridian HCM Holding *	13,690	969,389
CH Robinson Worldwide	9,758	977,556
Cintas	6,526	3,276,313
Copart *	33,017	2,918,373
CSX	161,929	5,395,474
Cummins	10,826	2,823,421
Deere	21,530	9,249,288
Delta Air Lines	50,479	2,335,159

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover	11,063	$1,614,866
Eaton	31,612	6,490,576
Emerson Electric	43,424	3,966,782
Equifax	8,801	1,796,108
Expeditors International of Washington	11,982	1,525,309
Fastenal	44,920	2,632,761
FedEx	18,505	4,995,425
Fortive	25,910	2,030,048
Generac Holdings *	5,454	838,280
General Dynamics	18,008	4,026,229
General Electric	86,928	9,930,655
Honeywell International	53,048	10,298,208
Howmet Aerospace	31,778	1,625,127
Huntington Ingalls Industries	3,329	764,571
IDEX	6,009	1,356,892
Illinois Tool Works	21,986	5,789,354
Ingersoll Rand	29,711	1,939,237
Jacobs Solutions	9,659	1,211,335
JB Hunt Transport Services	7,185	1,465,309
Johnson Controls International	51,931	3,611,801
L3Harris Technologies	14,938	2,830,602
Leidos Holdings	12,433	1,162,858
Lockheed Martin	17,428	7,779,336
Masco	14,067	853,586
Nordson	4,260	1,071,859
Norfolk Southern	18,220	4,256,010
Northrop Grumman	11,492	5,113,940
Old Dominion Freight Line	7,078	2,969,150
Otis Worldwide	32,788	2,982,396
PACCAR	40,112	3,454,847
Parker-Hannifin	10,035	4,114,450
Paychex	25,494	3,198,732
Paycom Software	3,910	1,441,852
Pentair	14,627	1,016,577
Quanta Services	11,535	2,325,687
Republic Services, Cl A	16,095	2,432,115
Robert Half	9,966	738,979
Rockwell Automation	8,621	2,899,156
Rollins	15,041	614,124

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	113,537	$9,983,308
Snap-On	4,218	1,149,152
Southwest Airlines	50,623	1,729,282
Stanley Black & Decker	9,305	923,707
Textron	15,429	1,199,913
Trane Technologies	17,891	3,568,181
TransDigm Group	4,270	3,841,804
Union Pacific	47,334	10,982,435
United Airlines Holdings *	23,333	1,267,215
United Parcel Service, Cl B	56,292	10,533,922
United Rentals	5,167	2,401,002
Verisk Analytics, Cl A	10,787	2,469,576
Waste Management	29,398	4,815,098
Westinghouse Air Brake Technologies	12,892	1,526,928
WW Grainger	3,360	2,481,326
Xylem	18,914	2,132,554
		254,796,846
Information Technology — 28.4%
Accenture, Cl A	49,258	15,582,768
Adobe *	35,833	19,570,910
Advanced Micro Devices *	125,480	14,354,912
Akamai Technologies *	11,824	1,117,368
Amphenol, Cl A	45,163	3,988,345
Analog Devices	40,477	8,076,376
ANSYS *	6,832	2,337,227
Apple	1,163,060	228,483,137
Applied Materials	67,366	10,212,012
Arista Networks *	20,450	3,171,590
Autodesk *	16,851	3,572,243
Broadcom	32,659	29,349,010
Cadence Design Systems *	21,682	5,073,805
CDW	10,727	2,006,700
Cisco Systems	319,696	16,636,980
Cognizant Technology Solutions, Cl A	40,150	2,651,104
Corning	61,694	2,093,894
DXC Technology *	22,251	615,240
Enphase Energy *	11,366	1,725,700
EPAM Systems *	4,560	1,079,854
F5 *	5,650	894,056

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	1,902	$1,593,819
First Solar *	7,702	1,597,395
Fortinet *	51,603	4,010,585
Gartner *	6,423	2,271,109
Gen Digital	37,402	727,469
Hewlett Packard Enterprise	93,755	1,629,462
HP	63,924	2,098,625
Intel	324,135	11,594,309
International Business Machines	72,510	10,454,492
Intuit	22,376	11,449,799
Juniper Networks	29,797	828,357
Keysight Technologies *	13,255	2,135,115
KLA	11,070	5,689,426
Lam Research	10,346	7,433,498
Microchip Technology	42,414	3,984,371
Micron Technology	87,104	6,218,355
Microsoft	584,871	196,469,866
Monolithic Power Systems	3,280	1,835,127
Motorola Solutions	12,722	3,646,507
NetApp	16,652	1,299,023
NVIDIA	194,356	90,820,615
ON Semiconductor *	33,122	3,568,895
Oracle	119,925	14,058,808
Palo Alto Networks *	23,980	5,994,041
PTC *	9,127	1,330,808
Qorvo *	8,219	904,254
QUALCOMM	86,551	11,439,446
Roper Technologies	8,395	4,139,155
Salesforce *	76,439	17,199,539
Seagate Technology Holdings	15,803	1,003,491
ServiceNow *	16,184	9,435,272
Skyworks Solutions	12,436	1,422,305
SolarEdge Technologies *	4,481	1,081,982
Synopsys *	12,221	5,521,448
TE Connectivity	24,617	3,532,293
Teledyne Technologies *	3,543	1,362,390
Teradyne	12,127	1,369,623
Texas Instruments	70,675	12,721,500
Trimble *	21,644	1,164,447

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	3,509	$1,391,775
VeriSign *	7,065	1,490,362
Western Digital *	28,740	1,223,174
Zebra Technologies, Cl A *	4,108	1,265,100
		843,000,663
Materials — 2.6%
Air Products & Chemicals	17,518	5,348,771
Albemarle	9,732	2,065,909
Amcor	128,116	1,314,470
Avery Dennison	5,552	1,021,624
Ball	24,570	1,442,013
Celanese, Cl A	8,816	1,105,438
CF Industries Holdings	16,214	1,330,845
Corteva	56,286	3,176,219
Dow	53,993	3,048,985
DuPont de Nemours	37,231	2,890,243
Eastman Chemical	9,965	852,805
Ecolab	18,743	3,432,593
FMC	11,167	1,074,600
Freeport-McMoRan	113,913	5,086,215
International Flavors & Fragrances	19,963	1,689,069
International Paper	30,058	1,083,891
Linde	38,167	14,910,702
LyondellBasell Industries, Cl A	18,402	1,819,222
Martin Marietta Materials	4,709	2,102,380
Mosaic	29,198	1,190,110
Newmont	62,801	2,695,419
Nucor	19,930	3,429,754
Packaging Corp of America	6,876	1,054,435
PPG Industries	19,422	2,794,826
Sealed Air	14,478	660,486
Sherwin-Williams	18,779	5,192,394
Steel Dynamics	12,517	1,334,062
Sylvamo	1	49
Vulcan Materials	9,724	2,144,142
Westrock	24,468	814,540
		76,106,211

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	11,239	$1,412,517
American Tower ‡	37,106	7,061,643
AvalonBay Communities ‡	11,298	2,131,368
Boston Properties ‡	10,766	717,338
Camden Property Trust ‡	9,043	986,501
CBRE Group, Cl A *	24,218	2,017,602
CoStar Group *	32,398	2,720,460
Crown Castle ‡	32,814	3,553,428
Digital Realty Trust ‡	22,875	2,850,682
Equinix ‡	7,435	6,021,755
Equity Residential ‡	28,876	1,904,083
Essex Property Trust ‡	5,054	1,230,902
Extra Space Storage ‡	15,650	2,184,270
Federal Realty Investment Trust ‡	6,834	693,788
Healthpeak Properties ‡	49,490	1,080,367
Host Hotels & Resorts ‡	54,468	1,002,211
Invitation Homes ‡	45,520	1,615,960
Iron Mountain ‡	22,515	1,382,421
Kimco Realty ‡	55,384	1,122,080
Mid-America Apartment Communities ‡	9,780	1,463,675
ProLogis ‡	73,653	9,188,212
Public Storage ‡	11,965	3,371,139
Realty Income ‡	51,783	3,157,209
Regency Centers ‡	9,960	652,679
SBA Communications, Cl A ‡	9,166	2,006,896
Simon Property Group ‡	24,595	3,064,537
UDR ‡	27,186	1,111,364
Ventas ‡	34,295	1,663,993
VICI Properties, Cl A ‡	79,144	2,491,453
Welltower ‡	36,507	2,999,050
Weyerhaeuser ‡	57,268	1,950,548
		74,810,131
Utilities — 2.6%
AES	56,798	1,228,541
Alliant Energy	21,611	1,161,375
Ameren	20,566	1,761,889
American Electric Power	38,897	3,296,132
American Water Works	15,264	2,250,372
Atmos Energy	11,341	1,380,313

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CenterPoint Energy	49,100	$1,477,419
CMS Energy	22,795	1,392,091
Consolidated Edison	27,376	2,596,887
Constellation Energy	25,682	2,482,165
Dominion Energy	63,157	3,382,057
DTE Energy	16,808	1,921,154
Duke Energy	61,496	5,757,256
Edison International	30,010	2,159,520
Entergy	17,966	1,845,108
Evergy	17,824	1,068,905
Eversource Energy	27,409	1,982,493
Exelon	74,935	3,136,779
FirstEnergy	39,270	1,546,845
NextEra Energy	157,394	11,536,980
NiSource	36,524	1,016,828
NRG Energy	21,531	817,963
PG&E *	127,164	2,239,358
Pinnacle West Capital	10,216	846,089
PPL	63,113	1,737,501
Public Service Enterprise Group	40,917	2,582,681
Sempra	23,824	3,550,253
Southern	86,835	6,281,644
WEC Energy Group	24,984	2,245,062
Xcel Energy	43,424	2,723,988
		77,405,648
TOTAL UNITED STATES		3,008,395,983
TOTAL COMMON STOCK
(Cost $2,627,254,251)		3,012,806,973
TOTAL INVESTMENTS — 101.5%
(Cost $2,627,254,251)		$3,012,806,973

WRITTEN OPTIONS— (1.7)%
(Premiums Received $(41,418,421))		$(49,697,050)

Percentages are based on Net Assets of $2,967,709,452.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
S&P 500 Index	(6,565)	$(30,126,522)	$4,545.00	08/18/23	$(49,697,050)

*	Non-income producing security.

‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $3,012,806,973.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,012,806,973	$—	$—	$3,012,806,973
Total Investments in Securities	$3,012,806,973	$—	$—	$3,012,806,973

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(49,697,050)	$—	$—	$(49,697,050)
Total Other Financial Instruments	$(49,697,050)	$—	$—	$(49,697,050)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.6%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	34,419	$42,612,443
CHINA — 1.1%
Consumer Discretionary — 0.6%
JD.com ADR	309,210	12,773,465
PDD Holdings ADR *	418,858	37,621,826
		50,395,291
Information Technology — 0.5%
NXP Semiconductors	178,256	39,747,523
TOTAL CHINA		90,142,814
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	60,323	43,216,000
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	405,757	29,092,777
UNITED STATES — 100.1%
Communication Services — 16.0%
Alphabet, Cl A *	1,906,424	253,020,593
Alphabet, Cl C *	1,885,026	250,915,811
Charter Communications, Cl A *	103,425	41,906,776
Comcast, Cl A	2,861,343	129,504,384
Electronic Arts	186,899	25,483,679
Meta Platforms, Cl A *	995,128	317,047,781
Netflix *	305,749	134,214,638
Sirius XM Holdings	2,646,183	13,495,533
T-Mobile US *	825,360	113,709,847
Trade Desk, Cl A *	304,755	27,811,941
Warner Bros Discovery *	1,667,779	21,797,872
		1,328,908,855
Consumer Discretionary — 13.0%
Airbnb, Cl A *	283,186	43,098,077

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	3,293,425	$440,265,054
Booking Holdings *	25,296	75,149,357
eBay	365,662	16,275,616
Lucid Group *	1,546,753	11,770,790
Lululemon Athletica *	83,789	31,716,650
Marriott International, Cl A	209,122	42,202,911
O'Reilly Automotive *	41,772	38,672,100
Ross Stores	234,451	26,877,463
Starbucks	788,239	80,061,435
Tesla *	1,017,238	272,039,958
		1,078,129,411
Consumer Staples — 6.8%
Costco Wholesale	305,087	171,053,128
Dollar Tree *	151,001	23,303,984
Keurig Dr Pepper	962,816	32,745,372
Kraft Heinz	841,731	30,453,828
Mondelez International, Cl A	936,177	69,398,801
Monster Beverage *	718,556	41,309,785
PepsiCo	947,955	177,703,644
Walgreens Boots Alliance	590,011	17,682,630
		563,651,172
Energy — 0.5%
Baker Hughes, Cl A	693,628	24,824,946
Diamondback Energy	123,761	18,232,471
		43,057,417
Financials — 0.7%
PayPal Holdings *	766,517	58,117,319
Health Care — 6.7%
Align Technology *	52,351	19,782,919
Amgen	367,410	86,029,052
Biogen *	99,255	26,817,708
Dexcom *	265,934	33,124,739
GE HealthCare Technologies	311,548	24,300,744
Gilead Sciences	857,324	65,276,649
IDEXX Laboratories *	56,985	31,611,289
Illumina *	108,291	20,808,116

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	240,969	$78,170,344
Moderna *	261,458	30,763,148
Regeneron Pharmaceuticals *	74,045	54,934,726
Seagen *	128,432	24,630,689
Vertex Pharmaceuticals *	176,977	62,356,076
		558,606,199
Industrials — 4.9%
Automatic Data Processing	283,996	70,220,851
Cintas	69,688	34,986,164
Copart *	327,434	28,941,891
CSX	1,396,223	46,522,150
Fastenal	390,986	22,915,689
Honeywell International	457,786	88,869,996
Old Dominion Freight Line	75,115	31,509,991
PACCAR	358,407	30,869,595
Paychex	247,325	31,031,868
Verisk Analytics, Cl A	99,206	22,712,222
		408,580,417
Information Technology — 49.9%
Adobe *	315,597	172,369,614
Advanced Micro Devices *	1,107,809	126,733,350
Analog Devices	344,529	68,743,871
ANSYS *	59,374	20,311,845
Apple	5,049,586	991,991,170
Applied Materials	577,251	87,505,479
Atlassian, Cl A *	103,929	18,908,842
Autodesk *	146,918	31,145,147
Broadcom	287,009	257,920,638
Cadence Design Systems *	187,276	43,824,457
Cisco Systems	2,803,748	145,907,046
Cognizant Technology Solutions, Cl A	347,502	22,945,557
Crowdstrike Holdings, Cl A *	153,584	24,828,390
Datadog, Cl A *	202,971	23,690,775
Enphase Energy *	93,676	14,222,827
Fortinet *	539,050	41,894,966
GLOBALFOUNDRIES *	375,283	23,901,774
Intel	2,868,402	102,602,740
Intuit	192,639	98,573,376

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	94,215	$48,421,799
Lam Research	92,310	66,323,812
Marvell Technology	590,222	38,441,159
Microchip Technology	374,203	35,152,630
Micron Technology	751,789	53,670,217
Microsoft	2,387,053	801,858,844
NVIDIA	792,856	370,493,680
ON Semiconductor *	296,226	31,918,352
Palo Alto Networks *	210,014	52,495,099
QUALCOMM	766,048	101,248,564
Synopsys *	104,563	47,241,563
Texas Instruments	624,256	112,366,080
Workday, Cl A *	141,316	33,510,263
Zoom Video Communications, Cl A *	170,949	12,539,109
Zscaler *	99,130	15,898,469
		4,139,601,504
Real Estate — 0.3%
CoStar Group *	279,966	23,508,745
Utilities — 1.3%
American Electric Power	353,005	29,913,644
Constellation Energy	222,074	21,463,452
Exelon	681,907	28,544,627
Xcel Energy	377,107	23,655,922
		103,577,645
TOTAL UNITED STATES		8,305,738,684
TOTAL COMMON STOCK
(Cost $6,461,128,099)		8,510,802,718
TOTAL INVESTMENTS — 102.6%
(Cost $6,461,128,099)		$8,510,802,718

WRITTEN OPTIONS— (2.8)%
(Premiums Received $(174,955,331))		$(228,813,365)

Percentages are based on Net Assets of $8,293,524,761.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (2.8)%
Call Options
Nasdaq-100	(5,401)	$(85,103,557)	$15,475.00	08/18/23	$(228,813,365)

*	Non-income producing security.

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $8,510,802,718.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,510,802,718	$—	$—	$8,510,802,718
Total Investments in Securities	$8,510,802,718	$—	$—	$8,510,802,718

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(228,813,365)	$—	$—	$(228,813,365)
Total Other Financial Instruments	$(228,813,365)	$—	$—	$(228,813,365)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 88.8%
BRAZIL — 6.3%
Financials — 2.2%
Banco do Brasil	98,600	$998,840
Materials — 4.1%
Cia Siderurgica Nacional	323,751	941,910
Vale	62,435	907,707
		1,849,617
TOTAL BRAZIL		2,848,457
CHILE — 5.5%
Financials — 2.0%
Banco de Chile	8,047,006	895,278
Industrials — 1.4%
Cia Sud Americana de Vapores	8,638,173	653,390
Materials — 2.1%
Empresas CMPC	481,214	949,238
TOTAL CHILE		2,497,906
CHINA — 24.5%
Consumer Staples — 1.9%
Tingyi Cayman Islands Holding	550,000	849,116
Energy — 4.4%
China Shenhua Energy, Cl H	241,764	722,313
Jizhong Energy Resources, Cl A	767,900	706,246
Yankuang Energy Group, Cl H	373,350	560,118
		1,988,677
Financials — 7.0%
Bank of China, Cl H	2,083,500	772,092
Bank of Communications, Cl H	1,287,380	775,858
China CITIC Bank, Cl H	1,502,900	724,596
New China Life Insurance, Cl H	296,700	856,008
		3,128,554
Industrials — 1.7%
COSCO SHIPPING Holdings, Cl A	548,500	777,039

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Kingboard Holdings	292,600	$810,412
Materials — 1.9%
Luxi Chemical Group, Cl A	560,228	828,945
Real Estate — 4.0%
Longfor Group Holdings	384,800	1,023,837
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	1,172,700	786,882
		1,810,719
Utilities — 1.8%
Guangdong Investment	933,200	806,515
TOTAL CHINA		10,999,977
CZECH REPUBLIC — 2.1%
Financials — 2.1%
Moneta Money Bank	244,145	964,104
EGYPT — 2.3%
Consumer Staples — 2.3%
Eastern SAE	1,681,866	1,015,918
HONG KONG — 2.0%
Information Technology — 2.0%
Kingboard Laminates Holdings	862,000	880,934
INDIA — 3.7%
Energy — 1.8%
Coal India	292,076	814,096
Materials — 1.9%
Vedanta	248,606	834,241
TOTAL INDIA		1,648,337
INDONESIA — 1.9%
Energy — 1.9%
Adaro Energy	5,380,500	859,881

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.8%
Financials — 1.8%
Banco del Bajio	261,740	$799,990
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *	1,194,381	—
PhosAgro PJSC GDR *	42	—
Severstal PJSC *	71,665	—
TOTAL RUSSIA		—
SOUTH AFRICA — 5.7%
Materials — 3.4%
African Rainbow Minerals	73,272	827,123
Anglo American Platinum	14,629	732,464
		1,559,587
Real Estate — 2.3%
Growthpoint Properties ‡	1,441,647	1,027,099
TOTAL SOUTH AFRICA		2,586,686
SOUTH KOREA — 4.0%
Financials — 4.0%
Industrial Bank of Korea	112,912	920,375
Woori Financial Group	94,816	866,596
TOTAL SOUTH KOREA		1,786,971
TAIWAN — 17.4%
Industrials — 2.8%
Evergreen Marine Taiwan	174,120	576,217
Wan Hai Lines	434,600	696,986
		1,273,203
Information Technology — 9.5%
Asustek Computer	85,500	990,311
Lite-On Technology ADR	324,610	1,554,542
MediaTek	38,400	843,110
Novatek Microelectronics	65,200	879,665
		4,267,628

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.1%
Asia Cement	589,100	$755,437
China Steel	885,400	787,454
Nan Ya Plastics	324,800	723,466
		2,266,357
TOTAL TAIWAN		7,807,188
THAILAND — 2.3%
Energy — 2.3%
Banpu NVDR	3,717,400	1,058,895
TURKEY — 7.1%
Energy — 2.2%
Turkiye Petrol Rafinerileri	260,360	999,795
Financials — 4.9%
Akbank	1,151,829	1,195,172
Yapi ve Kredi Bankasi	1,861,023	983,496
		2,178,668
TOTAL TURKEY		3,178,463
UNITED STATES — 2.2%
Consumer Staples — 2.2%
JBS	255,448	1,008,464
TOTAL COMMON STOCK
(Cost $42,340,320)		39,942,171

PREFERRED STOCK — 9.0%
BRAZIL— 4.6%
Materials — 2.5%
Gerdau (A)	180,010	1,106,840
Utilities — 2.1%
Cia Energetica de Minas Gerais (A)	358,250	954,169
TOTAL BRAZIL		2,061,009
CHILE— 1.9%
Materials — 1.9%
Sociedad Quimica y Minera de Chile, Cl B (A)	11,951	875,713
TOTAL CHILE		875,713

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
COLOMBIA— 2.5%
Financials — 2.5%
Bancolombia (A)	145,407	$1,121,190
TOTAL COLOMBIA		1,121,190
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)	3,166,303	—
TOTAL RUSSIA		—
TOTAL PREFERRED STOCK
(Cost $4,827,296)		4,057,912
TOTAL INVESTMENTS — 97.8%
(Cost $47,167,616)		$44,000,083

Percentages are based on Net Assets of $44,975,955.

*     Non-income producing security.

‡     Real Estate Investment Trust

(A) There is currently no stated interest rate.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$39,942,171	$—	$—	^	$39,942,171
Preferred Stock	4,057,912	—	—	^	4,057,912
Total Investments in Securities	$44,000,083	$—	$—		$44,000,083

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 7.2%
Real Estate — 7.2%
Dexus ‡	1,647,069	$9,123,191
Stockland ‡	3,413,187	9,705,898
TOTAL AUSTRALIA		18,829,089
BELGIUM — 3.0%
Real Estate — 3.0%
Cofinimmo ‡	99,202	7,787,497
CANADA — 2.6%
Real Estate — 2.6%
NorthWest Healthcare Properties Real Estate Investment Trust ‡	1,275,128	6,771,620
FRANCE — 3.7%
Real Estate — 3.7%
Klepierre ‡	360,066	9,587,310
MEXICO — 3.2%
Real Estate — 3.2%
Fibra Uno Administracion ‡	5,537,500	8,341,476
SINGAPORE — 16.6%
Real Estate — 16.6%
Frasers Logistics & Commercial Trust ‡	9,520,346	8,747,418
Keppel ‡	12,960,910	8,882,684
Mapletree Industrial Trust ‡	5,160,694	8,706,096
Mapletree Pan Asia Commercial Trust ‡	6,803,733	8,454,707
Suntec Real Estate Investment Trust ‡	8,697,478	8,449,877
TOTAL SINGAPORE		43,240,782
SOUTH AFRICA — 3.2%
Real Estate — 3.2%
Growthpoint Properties ‡	11,590,454	8,257,598

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 3.5%
Real Estate — 3.5%
Land Securities Group ‡	1,097,512	$9,142,050
UNITED STATES — 56.8%
Financials — 17.3%
Arbor Realty Trust ‡	562,062	9,504,468
ARMOUR Residential ‡	393,040	2,008,434
Blackstone Mortgage Trust, Cl A ‡	375,475	8,632,170
KKR Real Estate Finance Trust ‡	578,308	7,205,718
Ladder Capital, Cl A ‡	824,555	9,061,860
Starwood Property Trust ‡	427,843	8,873,464
		45,286,114
Real Estate — 39.5%
Broadstone Net Lease, Cl A ‡	532,282	8,676,196
CareTrust ‡	458,800	9,538,452
Easterly Government Properties, Cl A ‡	571,076	8,429,082
EPR Properties ‡	212,980	9,507,427
Global Net Lease ‡	635,564	6,794,179
Highwoods Properties ‡	307,662	7,774,619
LTC Properties ‡	256,593	8,611,261
National Health Investors ‡	161,632	8,875,213
National Storage Affiliates Trust ‡	212,559	7,182,369
Omega Healthcare Investors ‡	329,487	10,510,635
Physicians Realty Trust ‡	593,013	8,741,012
Spirit Realty Capital ‡	210,519	8,490,231
		103,130,676
TOTAL UNITED STATES		148,416,790
TOTAL COMMON STOCK
(Cost $291,842,524)		260,374,212
TOTAL INVESTMENTS — 99.8%
(Cost $291,842,524)		$260,374,212

Percentages are based on Net Assets of $261,025,791.

‡    Real Estate Investment Trust

Schedules of Investments	July 31, 2023 (Unaudited)

Global X SuperDividend® REIT ETF

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.2%
AUSTRIA — 6.0%
Utilities — 6.0%
Verbund	45,346	$3,767,209
BRAZIL — 12.8%
Utilities — 12.8%
AES Brasil Energia	242,696	606,096
Centrais Eletricas Brasileiras	468,055	3,802,845
Engie Brasil Energia	326,284	3,020,685
Omega Energia *	249,462	614,078
TOTAL BRAZIL		8,043,704
CANADA — 7.8%
Utilities — 7.8%
Boralex, Cl A	41,275	1,069,936
Innergex Renewable Energy	81,826	805,049
Northland Power	101,547	1,968,064
TransAlta Renewables	107,190	1,092,870
TOTAL CANADA		4,935,919
CHINA — 4.2%
Utilities — 4.2%
China Datang Renewable Power, Cl H	990,100	321,201
China Longyuan Power Group, Cl H	1,341,100	1,288,015
Xinyi Energy Holdings	3,280,900	1,005,469
TOTAL CHINA		2,614,685
DENMARK — 5.9%
Utilities — 5.9%
Orsted	42,247	3,695,120
FRANCE — 3.2%
Utilities — 3.2%
Neoen	61,207	2,017,761
GERMANY — 3.7%
Energy — 2.0%
VERBIO Vereinigte BioEnergie	25,506	1,245,787

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
Encavis *	64,626	$1,086,256
TOTAL GERMANY		2,332,043
GREECE — 1.5%
Utilities — 1.5%
Terna Energy	47,348	913,038
INDIA — 1.1%
Utilities — 1.1%
ReNew Energy Global, Cl A *	112,903	699,999
ISRAEL — 2.7%
Utilities — 2.7%
Energix-Renewable Energies	220,915	812,230
Enlight Renewable Energy *	47,474	918,477
TOTAL ISRAEL		1,730,707
ITALY — 2.8%
Utilities — 2.8%
ERG	60,451	1,742,234
JAPAN — 1.1%
Utilities — 1.1%
RENOVA *	31,376	331,692
West Holdings	18,271	357,755
TOTAL JAPAN		689,447
NEW ZEALAND — 12.0%
Utilities — 12.0%
Contact Energy	315,926	1,633,887
Mercury NZ	558,714	2,291,450
Meridian Energy	1,041,727	3,659,766
TOTAL NEW ZEALAND		7,585,103
PORTUGAL — 0.6%
Utilities — 0.6%
Greenvolt-Energias Renovaveis *	55,316	387,277

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (A)	271,804,543	$—
SOUTH AFRICA — 0.8%
Utilities — 0.8%
Scatec	63,621	532,036
SPAIN — 8.9%
Utilities — 8.9%
Atlantica Sustainable Infrastructure	46,550	1,122,786
EDP Renovaveis	194,767	3,730,033
Solaria Energia y Medio Ambiente *	50,045	784,893
TOTAL SPAIN		5,637,712
THAILAND — 4.9%
Utilities — 4.9%
Energy Absolute NVDR	1,504,265	2,724,739
Gunkul Engineering NVDR	3,531,040	356,934
TOTAL THAILAND		3,081,673
TURKEY — 0.3%
Utilities — 0.3%
Aydem Yenilenebilir Enerji *	275,594	202,652
Galata Wind Enerji	2,028	1,863
TOTAL TURKEY		204,515
UNITED KINGDOM — 1.9%
Utilities — 1.9%
Drax Group	156,958	1,221,397
UNITED STATES — 12.0%
Energy — 0.6%
Enviva *	26,856	361,750
Industrials — 2.6%
Sunrun *	86,610	1,643,858

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 8.8%
Clearway Energy, Cl C	32,991	$871,292
NextEra Energy Partners	35,735	1,945,771
Ormat Technologies	24,000	1,951,200
Sunnova Energy International *	46,553	822,126
		5,590,389
TOTAL UNITED STATES		7,595,997
TOTAL COMMON STOCK
(Cost $87,099,243)		59,427,576

MASTER LIMITED PARTNERSHIP — 5.4%
CANADA— 5.4%
Utilities — 5.4%
Brookfield Renewable Partners, Cl A	116,416	3,398,065
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,956,069)		3,398,065
TOTAL INVESTMENTS — 99.6%
(Cost $90,055,312)		$62,825,641

Percentages are based on Net Assets of $63,063,088.

*     Non-income producing security.

(A) Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$59,427,576	$—	$—	^	$59,427,576
Master Limited Partnership	3,398,065	—	—		3,398,065
Total Investments in Securities	$62,825,641	$—	$—		$62,825,641

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Renewable Energy Producers ETF

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,923	$1,097,731
UNITED STATES — 99.7%
Communication Services — 8.7%
Activision Blizzard	12,717	1,179,629
Alphabet, Cl A *	109,225	14,496,342
Alphabet, Cl C *	94,570	12,588,213
AT&T	130,296	1,891,898
Charter Communications, Cl A *	1,957	792,957
Comcast, Cl A	76,891	3,480,087
Electronic Arts	5,181	706,429
Fox, Cl A	4,694	157,014
Fox, Cl B	3,032	95,235
Interpublic Group	7,822	267,747
Match Group *	4,867	226,364
Meta Platforms, Cl A *	40,650	12,951,090
Netflix *	8,151	3,578,044
News, Cl A	7,719	152,991
News, Cl B	2,427	48,807
Omnicom Group	3,822	323,418
Paramount Global, Cl B	10,823	173,493
Take-Two Interactive Software *	3,093	473,043
T-Mobile US *	10,907	1,502,657
Verizon Communications	76,882	2,620,138
Walt Disney *	33,467	2,974,882
Warner Bros Discovery *	40,655	531,361
		61,211,839
Consumer Discretionary — 10.5%
Advance Auto Parts	1,001	74,464
Aptiv *	7,235	792,160
AutoZone *	485	1,203,634
Bath & Body Works	4,777	177,036
Best Buy	5,173	429,618
Booking Holdings *	996	2,958,917
BorgWarner	4,372	203,298
CarMax *	4,191	346,218
Carnival *	26,722	503,442

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	748	$1,467,785
Darden Restaurants	3,234	546,287
Domino's Pizza	672	266,609
DR Horton	8,316	1,056,298
eBay	14,274	635,336
Etsy *	2,473	251,380
Expedia Group *	3,792	464,634
Ford Motor	105,381	1,392,083
Garmin	4,068	430,761
General Motors	37,274	1,430,203
Genuine Parts	3,751	584,106
Hasbro	2,482	160,238
Hilton Worldwide Holdings	7,092	1,102,735
Home Depot	27,228	9,089,796
Las Vegas Sands	8,761	523,995
Lennar, Cl A	6,779	859,781
LKQ	6,737	369,120
Lowe's	16,023	3,753,708
Marriott International, Cl A	6,899	1,392,287
McDonald's	19,628	5,754,930
Mohawk Industries *	1,043	110,913
NIKE, Cl B	33,090	3,652,805
Norwegian Cruise Line Holdings *	6,715	148,200
NVR *	80	504,515
O'Reilly Automotive *	1,626	1,505,335
Pool	878	337,802
PulteGroup	5,359	452,246
Ralph Lauren, Cl A	1,148	150,767
Ross Stores	9,151	1,049,071
Starbucks	30,778	3,126,121
Tapestry	5,595	241,424
Tesla *	71,998	19,254,425
TJX	30,921	2,675,594
Tractor Supply	2,919	653,827
Ulta Beauty *	1,336	594,253
VF	5,576	110,461
Whirlpool	1,268	182,922
Wynn Resorts	2,143	233,544

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	7,500	$1,032,525
		74,237,609
Consumer Staples — 6.5%
Altria Group	48,286	2,193,150
Archer-Daniels-Midland	15,146	1,286,804
Brown-Forman, Cl B	4,462	315,017
Bunge	4,147	450,654
Campbell Soup	4,847	222,090
Clorox	3,183	482,161
Coca-Cola	108,508	6,719,900
Colgate-Palmolive	22,513	1,716,841
Conagra Brands	12,926	424,102
Constellation Brands, Cl A	4,307	1,174,950
Costco Wholesale	12,368	6,934,367
Dollar General	6,088	1,028,020
Dollar Tree *	5,776	891,410
Estee Lauder, Cl A	6,185	1,113,300
General Mills	15,808	1,181,490
Hormel Foods	8,610	351,977
J M Smucker	2,839	427,695
Kellogg	6,888	460,738
Keurig Dr Pepper	22,252	756,790
Kimberly-Clark	9,023	1,164,869
Kraft Heinz	21,015	760,323
Kroger	17,168	835,051
Lamb Weston Holdings	4,439	460,014
McCormick	6,507	582,246
Molson Coors Beverage, Cl B	5,742	400,619
Monster Beverage *	20,744	1,192,573
Procter & Gamble	65,722	10,272,349
Sysco	13,464	1,027,438
Tyson Foods, Cl A	7,291	406,255
Walgreens Boots Alliance	18,512	554,805
		45,787,998
Energy — 4.3%
APA	5,889	238,446
Baker Hughes, Cl A	18,478	661,328
Chevron	32,086	5,251,195

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ConocoPhillips	22,279	$2,622,684
Coterra Energy	15,739	433,452
Devon Energy	11,439	617,706
Diamondback Energy	3,132	461,406
EOG Resources	10,869	1,440,469
EQT	5,672	239,245
Exxon Mobil	74,484	7,987,664
Halliburton	17,355	678,233
Hess	5,208	790,210
Kinder Morgan	35,883	635,488
Marathon Oil	10,951	287,683
Marathon Petroleum	7,777	1,034,497
Occidental Petroleum	13,056	824,225
ONEOK	8,180	548,387
Phillips 66	8,788	980,301
Pioneer Natural Resources	4,200	947,814
Schlumberger	26,464	1,543,910
Targa Resources	3,653	299,509
Valero Energy	7,042	907,784
Williams	22,362	770,371
		30,202,007
Financials — 12.6%
Aflac	10,327	747,055
Allstate	4,852	546,723
American Express	10,742	1,814,109
American International Group	13,209	796,239
Ameriprise Financial	1,965	684,704
Aon, Cl A	3,707	1,180,679
Arch Capital Group *	6,347	493,098
Arthur J Gallagher	3,777	811,300
Assurant	1,188	159,798
Bank of America	127,587	4,082,784
Bank of New York Mellon	12,488	566,456
Berkshire Hathaway, Cl B *	32,859	11,565,054
BlackRock, Cl A	2,704	1,997,850
Brown & Brown	3,777	266,090
Capital One Financial	6,740	788,715
Cboe Global Markets	2,309	322,521
Charles Schwab	27,808	1,838,109

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chubb	7,470	$1,526,943
Cincinnati Financial	2,904	312,412
Citigroup	35,759	1,704,274
Citizens Financial Group	8,001	258,112
CME Group, Cl A	6,572	1,307,565
Comerica	2,371	127,939
Discover Financial Services	4,648	490,596
Everest Group	736	265,335
FactSet Research Systems	636	276,685
Fidelity National Information Services	11,424	689,781
Fifth Third Bancorp	11,561	336,425
Fiserv *	11,435	1,443,211
FleetCor Technologies *	1,232	306,657
Franklin Resources	5,767	168,627
Global Payments	4,503	496,456
Globe Life	1,897	212,786
Goldman Sachs Group	6,011	2,139,135
Hartford Financial Services Group	6,305	453,203
Huntington Bancshares	26,767	327,628
Intercontinental Exchange	10,342	1,187,262
Invesco	6,199	104,143
Jack Henry & Associates	1,307	219,014
JPMorgan Chase	53,807	8,499,354
KeyCorp	17,325	213,271
Lincoln National	3,078	86,307
Loews	3,609	226,104
M&T Bank	3,239	453,007
MarketAxess Holdings	667	179,570
Marsh & McLennan	9,269	1,746,465
Mastercard, Cl A	15,272	6,021,444
MetLife	11,690	736,119
Moody's	2,902	1,023,681
Morgan Stanley	23,646	2,165,028
MSCI, Cl A	1,471	806,226
Nasdaq	6,997	353,279
Northern Trust	3,778	302,693
PayPal Holdings *	20,014	1,517,461
PNC Financial Services Group	7,375	1,009,564
Principal Financial Group	4,449	355,342

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	10,828	$1,364,111
Prudential Financial	7,050	680,255
Raymond James Financial	3,769	414,854
Regions Financial	19,219	391,491
S&P Global	5,947	2,346,151
State Street	6,194	448,693
Synchrony Financial	8,251	284,990
T Rowe Price Group	4,102	505,613
Travelers	4,056	700,106
Truist Financial	24,630	818,209
US Bancorp	24,999	991,960
Visa, Cl A	29,888	7,105,274
W R Berkley	3,696	228,006
Wells Fargo	69,360	3,201,658
Willis Towers Watson	1,853	391,594
Zions Bancorp	2,761	105,608
		88,688,961
Health Care — 13.3%
Align Technology *	4,203	1,588,272
AmerisourceBergen	9,459	1,767,887
Baxter International	29,706	1,343,602
Boston Scientific *	84,015	4,356,178
Cardinal Health	15,315	1,400,863
Cigna Group	17,295	5,103,755
CVS Health	74,913	5,595,252
DaVita *	3,534	360,433
DENTSPLY SIRONA	13,556	562,845
Dexcom *	22,639	2,819,914
Edwards Lifesciences *	35,406	2,905,770
Elevance Health	13,856	6,534,905
GE HealthCare Technologies	21,241	1,656,798
Gilead Sciences	72,905	5,550,987
Henry Schein *	7,601	598,883
Hologic *	14,652	1,163,662
Humana	7,211	3,294,201
IDEXX Laboratories *	4,930	2,734,819
Incyte *	10,609	676,006
Insulet *	4,056	1,122,498
Intuitive Surgical *	20,476	6,642,414

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	10,840	$2,425,558
Laboratory Corp of America Holdings	5,318	1,137,680
McKesson	7,914	3,184,594
Medtronic	77,773	6,825,359
Mettler-Toledo International *	1,317	1,656,088
Molina Healthcare *	3,298	1,004,208
Quest Diagnostics	6,515	880,893
ResMed	8,604	1,913,099
STERIS	5,880	1,326,234
Stryker	19,752	5,597,914
Teleflex	2,638	662,586
Waters *	3,554	981,650
West Pharmaceutical Services	4,348	1,600,238
Zimmer Biomet Holdings	12,212	1,687,088
Zoetis, Cl A	26,994	5,077,301
		93,740,434
Industrials — 8.6%
3M	13,564	1,512,386
A O Smith	3,255	236,411
Alaska Air Group *	3,561	173,171
Allegion	2,230	260,598
American Airlines Group *	15,764	264,047
AMETEK	5,814	922,100
Automatic Data Processing	10,406	2,572,988
Axon Enterprise *	1,742	323,890
Broadridge Financial Solutions	2,944	494,356
Carrier Global	21,756	1,295,570
Caterpillar	12,825	3,400,805
Ceridian HCM Holding *	3,846	272,335
CH Robinson Worldwide	3,236	324,182
Cintas	2,117	1,062,819
Copart *	10,769	951,872
CSX	51,209	1,706,284
Cummins	3,590	936,272
Deere	6,790	2,916,984
Delta Air Lines	15,856	733,499
Dover	3,580	522,573
Eaton	10,009	2,055,048
Emerson Electric	14,884	1,359,653

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Equifax	3,031	$618,566
Expeditors International of Washington	4,063	517,220
Fastenal	14,199	832,203
FedEx	5,828	1,573,269
Fortive	8,818	690,890
Generac Holdings *	1,499	230,396
Howmet Aerospace	9,420	481,739
IDEX	1,868	421,813
Illinois Tool Works	6,840	1,801,109
Ingersoll Rand	9,960	650,089
JB Hunt Transport Services	2,129	434,188
Johnson Controls International	17,647	1,227,349
Masco	5,143	312,077
Nordson	1,214	305,455
Norfolk Southern	5,737	1,340,106
Old Dominion Freight Line	2,349	985,382
Otis Worldwide	10,044	913,602
PACCAR	12,906	1,111,594
Parker-Hannifin	3,302	1,353,853
Paychex	8,053	1,010,410
Paycom Software	994	366,547
Pentair	3,960	275,220
Quanta Services	3,466	698,815
Republic Services, Cl A	5,144	777,310
Robert Half	2,658	197,091
Rockwell Automation	2,815	946,656
Rollins	6,177	252,207
Snap-On	1,291	351,720
Southwest Airlines	15,054	514,245
Stanley Black & Decker	3,974	394,499
Trane Technologies	5,965	1,189,660
TransDigm Group	1,311	1,179,533
Union Pacific	15,370	3,566,147
United Airlines Holdings *	7,890	428,506
United Parcel Service, Cl B	18,286	3,421,859
United Rentals	1,694	787,168
Verisk Analytics, Cl A	3,638	832,884
Waste Management	9,120	1,493,765
Westinghouse Air Brake Technologies	4,684	554,773

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	1,103	$814,554
Xylem	6,120	690,030
		60,842,342
Information Technology — 27.7%
Accenture, Cl A	11,510	3,641,188
Adobe *	8,528	4,657,738
Advanced Micro Devices *	29,911	3,421,818
Akamai Technologies *	3,161	298,714
Amphenol, Cl A	11,078	978,298
Analog Devices	9,242	1,844,056
ANSYS *	1,573	538,123
Apple	271,779	53,390,985
Applied Materials	15,546	2,356,618
Arista Networks *	4,440	688,600
Autodesk *	4,015	851,140
Broadcom	7,711	6,929,490
Cadence Design Systems *	5,088	1,190,643
CDW	2,510	469,546
Cisco Systems	75,222	3,914,553
Cognizant Technology Solutions, Cl A	9,682	639,302
DXC Technology *	5,069	140,158
Enphase Energy *	2,454	372,591
EPAM Systems *	944	223,549
F5 *	1,274	201,598
Fair Isaac *	449	376,249
First Solar *	1,827	378,920
Fortinet *	12,444	967,148
Gartner *	1,475	521,545
Gen Digital	10,510	204,420
Hewlett Packard Enterprise	26,116	453,896
HP	17,300	567,959
Intel	75,236	2,691,192
International Business Machines	16,603	2,393,821
Intuit	5,108	2,613,764
Juniper Networks	6,987	194,239
Keysight Technologies *	3,451	555,887
KLA	2,593	1,332,672
Lam Research	2,476	1,778,981
Microchip Technology	10,090	947,855

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	20,810	$1,485,626
Microsoft	136,678	45,912,874
Monolithic Power Systems	872	487,875
Motorola Solutions	3,003	860,750
NetApp	4,005	312,430
NVIDIA	45,412	21,220,573
ON Semiconductor *	7,535	811,896
Oracle	28,047	3,287,950
PTC *	1,999	291,474
Qorvo *	2,059	226,531
QUALCOMM	20,348	2,689,395
Roper Technologies	1,885	929,399
Salesforce *	17,859	4,018,454
Seagate Technology Holdings	3,773	239,586
ServiceNow *	3,700	2,157,100
Skyworks Solutions	2,925	334,532
SolarEdge Technologies *	914	220,694
Synopsys *	2,759	1,246,516
TE Connectivity	6,092	874,141
Teledyne Technologies *	921	354,152
Teradyne	3,014	340,401
Texas Instruments	16,527	2,974,860
Trimble *	4,659	250,654
Tyler Technologies *	835	331,186
VeriSign *	1,671	352,497
Western Digital *	6,080	258,765
Zebra Technologies, Cl A *	1,030	317,199
		195,514,766
Materials — 2.6%
Air Products & Chemicals	4,022	1,228,037
Albemarle	2,296	487,395
Amcor	30,037	308,180
Avery Dennison	1,577	290,184
Ball	6,020	353,314
Celanese, Cl A	1,975	247,645
CF Industries Holdings	3,247	266,514
Corteva	13,354	753,566
Dow	13,606	768,331
DuPont de Nemours	8,402	652,247

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Eastman Chemical	2,731	$233,719
Ecolab	4,668	854,898
FMC	2,670	256,934
Freeport-McMoRan	26,982	1,204,746
International Flavors & Fragrances	4,911	415,520
International Paper	7,034	253,646
Linde	9,023	3,525,015
LyondellBasell Industries, Cl A	4,972	491,532
Martin Marietta Materials	1,153	514,768
Mosaic	6,930	282,467
Newmont	14,742	632,727
Nucor	4,700	808,823
Packaging Corp of America	1,740	266,829
PPG Industries	4,460	641,794
Sealed Air	2,892	131,933
Sherwin-Williams	4,447	1,229,595
Steel Dynamics	3,064	326,561
Vulcan Materials	2,619	577,490
Westrock	5,136	170,977
		18,175,387
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	2,823	354,795
American Tower ‡	9,068	1,725,731
AvalonBay Communities ‡	2,735	515,958
Boston Properties ‡	2,935	195,559
Camden Property Trust ‡	1,862	203,126
CBRE Group, Cl A *	6,375	531,101
CoStar Group *	9,973	837,433
Crown Castle ‡	8,416	911,369
Digital Realty Trust ‡	5,401	673,073
Equinix ‡	1,786	1,446,517
Equity Residential ‡	6,435	424,324
Essex Property Trust ‡	1,342	326,844
Extra Space Storage ‡	4,143	578,239
Federal Realty Investment Trust ‡	1,364	138,473
Host Hotels & Resorts ‡	14,601	268,658
Invitation Homes ‡	10,479	372,004
Iron Mountain ‡	5,409	332,113
Kimco Realty ‡	11,477	232,524

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	2,251	$336,885
ProLogis ‡	18,058	2,252,735
Public Storage ‡	3,002	845,814
Realty Income ‡	11,900	725,543
Regency Centers ‡	3,019	197,835
SBA Communications, Cl A ‡	2,172	475,559
Simon Property Group ‡	6,289	783,609
UDR ‡	5,634	230,318
Welltower ‡	8,949	735,160
Weyerhaeuser ‡	15,040	512,262
		17,163,561
Utilities — 2.5%
AES	13,162	284,694
Alliant Energy	4,817	258,866
Ameren	4,942	423,381
American Electric Power	9,157	775,964
American Water Works	3,402	501,557
Atmos Energy	2,344	285,288
CenterPoint Energy	10,707	322,174
CMS Energy	5,563	339,732
Consolidated Edison	6,398	606,914
Constellation Energy	6,011	580,963
Dominion Energy	14,941	800,091
DTE Energy	3,718	424,967
Duke Energy	14,335	1,342,043
Edison International	6,996	503,432
Entergy	3,785	388,719
Evergy	4,598	275,742
Eversource Energy	6,414	463,925
Exelon	17,914	749,880
FirstEnergy	10,234	403,117
NextEra Energy	36,431	2,670,392
NiSource	6,955	193,627
NRG Energy	5,121	194,547
PG&E *	27,611	486,230
Pinnacle West Capital	2,296	190,155
PPL	14,303	393,762
Public Service Enterprise Group	9,151	577,611
Sempra	5,942	885,477

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	19,614	$1,418,877
WEC Energy Group	5,849	525,591
Xcel Energy	10,348	649,130
		17,916,848
TOTAL UNITED STATES		703,481,752
TOTAL COMMON STOCK
(Cost $559,500,319)		704,579,483
TOTAL INVESTMENTS — 99.8%
(Cost $559,500,319)		$704,579,483

Percentages are based on Net Assets of $705,704,508.

*    Non-income producing security.

‡    Real Estate Investment Trust

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.0%
AUSTRALIA — 8.0%
Energy — 2.2%
Woodside Energy Group	10,301	$263,701
Materials — 3.9%
BHP Group	7,985	247,566
South32	87,007	227,483
		475,049
Real Estate — 1.9%
Vicinity ‡	174,820	232,660
TOTAL AUSTRALIA		971,410
AUSTRIA — 1.9%
Energy — 1.9%
OMV	5,112	231,085
BELGIUM — 1.9%
Financials — 1.9%
Ageas	5,269	223,833
BRAZIL — 2.0%
Materials — 2.0%
Yara International	6,047	247,702
FINLAND — 4.0%
Financials — 2.1%
Nordea Bank	22,635	256,520
Utilities — 1.9%
Fortum	16,537	224,446
TOTAL FINLAND		480,966
FRANCE — 7.7%
Communication Services — 1.8%
Orange	19,206	217,769
Financials — 3.9%
AXA	7,832	241,525

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Credit Agricole	18,359	$228,448
		469,973
Utilities — 2.0%
Engie	15,014	246,848
TOTAL FRANCE		934,590
GERMANY — 3.8%
Communication Services — 1.8%
Telefonica Deutschland Holding	78,834	213,037
Materials — 2.0%
BASF	4,579	246,218
TOTAL GERMANY		459,255
HONG KONG — 8.9%
Communication Services — 1.8%
HKT Trust & HKT	179,920	212,018
Real Estate — 3.7%
Henderson Land Development	67,900	208,958
New World Development	95,500	234,871
		443,829
Utilities — 3.4%
CK Infrastructure Holdings	39,700	209,987
Power Assets Holdings	39,506	206,681
		416,668
TOTAL HONG KONG		1,072,515
ITALY — 8.4%
Financials — 6.5%
Assicurazioni Generali	11,447	244,592
Mediobanca Banca di Credito Finanziario	21,703	290,015
Poste Italiane	22,241	254,904
		789,511

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
Snam	42,745	$225,368
TOTAL ITALY		1,014,879
JAPAN — 12.6%
Communication Services — 2.0%
SoftBank	21,432	238,033
Financials — 1.9%
Japan Post Holdings	31,358	229,314
Industrials — 6.9%
Kawasaki Kisen Kaisha	10,000	301,380
Mitsui OSK Lines	10,431	269,805
Nippon Yusen	10,782	261,658
		832,843
Real Estate — 1.8%
Japan Metropolitan Fund Invest ‡	328	225,084
TOTAL JAPAN		1,525,274
NETHERLANDS — 2.0%
Financials — 2.0%
NN Group	6,159	236,856
NEW ZEALAND — 1.9%
Communication Services — 1.9%
Spark New Zealand	71,235	229,646
NORWAY — 4.3%
Communication Services — 1.9%
Telenor	21,539	231,007
Energy — 2.4%
Aker BP	10,297	288,355
TOTAL NORWAY		519,362

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 1.8%
Utilities — 1.8%
EDP - Energias de Portugal	45,541	$213,397
SPAIN — 3.9%
Industrials — 2.1%
ACS Actividades de Construccion y Servicios	7,324	256,706
Utilities — 1.8%
Enagas	12,182	216,713
TOTAL SPAIN		473,419
SWEDEN — 1.5%
Communication Services — 1.5%
Tele2, Cl B	24,432	184,202
SWITZERLAND — 4.5%
Financials — 2.0%
Zurich Insurance Group	494	239,805
Industrials — 2.5%
Adecco Group	7,368	300,976
TOTAL SWITZERLAND		540,781
UNITED KINGDOM — 13.5%
Communication Services — 1.8%
Vodafone Group	227,408	217,779
Consumer Staples — 2.0%
British American Tobacco	7,074	238,057
Financials — 7.8%
Aviva	45,609	227,925
Legal & General Group	80,199	240,841
M&G	93,847	242,222
Phoenix Group Holdings	32,754	231,871
		942,859

Schedules of Investments	July 31, 2023 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
National Grid	17,097	$226,909
TOTAL UNITED KINGDOM		1,625,604
UNITED STATES — 4.4%
Consumer Discretionary — 2.4%
Stellantis	14,108	290,003
Financials — 2.0%
Swiss Re	2,308	242,022
TOTAL UNITED STATES		532,025
TOTAL COMMON STOCK
(Cost $11,952,742)		11,716,801

PREFERRED STOCK — 2.1%
GERMANY— 2.1%
Consumer Discretionary — 2.1%
Bayerische Motoren Werke (A)
(Cost $228,001)	2,222	250,376
TOTAL INVESTMENTS — 99.1%
(Cost $12,180,743)		$11,967,177

Percentages are based on Net Assets of $12,070,749.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA — 0.6%
Consumer Discretionary — 0.6%
Temple & Webster Group * (A)	84,191	$374,432
BRAZIL — 4.6%
Communication Services — 0.4%
VTEX, Cl A *	53,214	290,016
Consumer Discretionary — 4.2%
MercadoLibre *	2,239	2,771,994
TOTAL BRAZIL		3,062,010
CANADA — 3.7%
Information Technology — 3.7%
Shopify, Cl A *	36,503	2,466,873
CHINA — 26.0%
Communication Services — 4.0%
NetEase ADR	24,474	2,661,303
Consumer Discretionary — 21.3%
Alibaba Group Holding ADR *	26,598	2,717,252
Baozun ADR *	58,523	301,979
JD.com ADR	65,249	2,695,436
PDD Holdings ADR *	31,744	2,851,246
Trip.com Group ADR *	67,589	2,773,852
Vipshop Holdings ADR *	147,793	2,782,942
		14,122,707

Schedules of Investments	July 31, 2023 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.7%
LexinFintech Holdings ADR *	148,206	$444,618
TOTAL CHINA		17,228,628
GERMANY — 0.8%
Consumer Discretionary — 0.8%
Jumia Technologies ADR *	107,576	526,047
ISRAEL — 3.9%
Consumer Discretionary — 3.9%
Global-e Online *	57,193	2,576,545
JAPAN — 4.1%
Consumer Discretionary — 3.8%
Rakuten Group	650,104	2,539,926
Information Technology — 0.3%
BASE * (A)	101,659	175,299
TOTAL JAPAN		2,715,225
SINGAPORE — 4.1%
Communication Services — 4.1%
Sea ADR *	40,727	2,709,160
UNITED KINGDOM — 0.7%
Consumer Discretionary — 0.7%
ASOS *	82,391	445,872
UNITED STATES — 51.8%
Communication Services — 5.8%
Angi, Cl A *	84,998	328,942

Schedules of Investments	July 31, 2023 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Shutterstock	26,099	$1,342,794
TripAdvisor *	115,005	2,144,843
		3,816,579
Consumer Discretionary — 32.5%
Amazon.com *	19,120	2,555,962
Booking Holdings *	911	2,706,399
eBay	55,673	2,478,005
Etsy *	27,583	2,803,812
Expedia Group *	21,479	2,631,822
Groupon, Cl A *	27,636	218,324
Lands' End *	21,745	203,968
Overstock.com *	47,857	1,745,345
PetMed Express	21,651	317,187
Qurate Retail, Cl A *	371,755	379,190
Wayfair, Cl A *	35,587	2,771,160
Williams-Sonoma	19,782	2,742,576
		21,553,750
Financials — 0.7%
eHealth *	23,866	180,427
LendingTree *	11,469	279,844
		460,271
Industrials — 3.6%
ACV Auctions, Cl A *	135,764	2,374,512
Information Technology — 5.5%
BigCommerce Holdings *	65,235	705,190
GoDaddy, Cl A *	33,241	2,562,549
LivePerson *	78,832	374,452
		3,642,191

Schedules of Investments	July 31, 2023 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.7%
CoStar Group *	29,016	$2,436,474
TOTAL UNITED STATES		34,283,777
TOTAL COMMON STOCK
(Cost $96,780,680)		66,388,569

	Face Amount
REPURCHASE AGREEMENT(B) — 0.3%
RBC Dominion Securities
5.300%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $277,912 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $36,171, 0.000% - 6.000%, 10/19/2023 – 07/20/2053; with total market value $232,436)
(Cost $227,878)	$227,878	227,878
TOTAL INVESTMENTS — 100.6%
(Cost $97,008,558)		$66,616,447

Percentages are based on Net Assets of $66,246,232.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X E-commerce ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,388,569	$—	$—	$66,388,569
Repurchase Agreement	—	227,878	—	227,878
Total Investments in Securities	$66,388,569	$227,878	$—	$66,616,447

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value

COMMON STOCK — 69.3%(A)
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	32,104	$412,376
BERMUDA — 0.2%
Energy — 0.0%
Teekay *	49,003	326,360
Financials — 0.1%
Bank of NT Butterfield & Son	21,713	697,639
SiriusPoint *	36,721	342,974
		1,040,613
Industrials — 0.1%
Himalaya Shipping *	15,759	95,027
Triton International	27,834	2,346,684
		2,441,711
TOTAL BERMUDA		3,808,684
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A *	89,399	1,015,573
StoneCo, Cl A *	129,422	1,875,325
TOTAL BRAZIL		2,890,898
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	44,227	1,066,755

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 0.3%
Consumer Staples — 0.0%
SunOpta *	40,348	$267,507
Energy — 0.0%
Encore Energy *	1	3
Teekay Tankers, Cl A	10,308	449,532
		449,535
Financials — 0.0%
Kingsway Financial Services *	7,322	61,285
Health Care — 0.1%
Aurinia Pharmaceuticals *	55,542	643,177
Fennec Pharmaceuticals *	10,398	92,646
		735,823
Industrials — 0.1%
Brookfield Business, Cl A	10,831	222,252
Li-Cycle Holdings *	54,665	329,630
		551,882
Materials — 0.0%
i-80 Gold *	1	2
NioCorp Developments *	5,380	25,663
Novagold Resources *	98,097	442,417
PolyMet Mining *	1	2
		468,084
Utilities — 0.1%
Brookfield Infrastructure, Cl A	43,236	2,019,986
TOTAL CANADA		4,554,102

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group *	6,872	$83,289
Financials — 0.0%
Patria Investments, Cl A	25,362	386,010
Utilities — 0.0%
Consolidated Water	7,585	148,362
TOTAL CAYMAN ISLANDS		617,661
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	822,493
Information Technology — 0.0%
Bit Digital *	36,737	162,745
indie Semiconductor, Cl A *	62,955	596,814
		759,559
TOTAL CHINA		1,582,052
GERMANY — 0.0%
Materials — 0.0%
Orion	26,461	580,025
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	201,470	1,430,437

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	4,326	$47,889
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	1	3
GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC *	65,642	198,895
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	18,103	254,890
Health Care — 0.1%
Prothena *	19,349	1,332,566
Industrials — 0.0%
Cimpress *	8,069	560,795
TOTAL IRELAND		2,148,251
ISRAEL — 0.1%
Health Care — 0.0%
Nano-X Imaging, Cl X *	22,381	277,524

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
Sapiens International	14,240	$383,626
TOTAL ISRAEL		661,150
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	44,970
MEXICO — 0.1%
Energy — 0.1%
Borr Drilling *	112,613	988,742
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	23,640	1,112,026
Industrials — 0.0%
Costamare	21,890	244,511
TOTAL MONACO		1,356,537
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	12,741	405,419
Seadrill *	22,782	1,114,268
SFL	49,682	489,864
		2,009,551
Industrials — 0.0%
Golden Ocean Group	50,760	397,958
TOTAL NORWAY		2,407,509

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	$292,013
PUERTO RICO — 0.2%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	138,541
Liberty Latin America, Cl C *	63,564	528,853
		667,394
Financials — 0.2%
EVERTEC	27,646	1,087,317
First BanCorp	83,523	1,240,316
OFG Bancorp	20,787	696,157
		3,023,790
TOTAL PUERTO RICO		3,691,184
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	21,848	128,903
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,531,072
TOTAL SINGAPORE		1,659,975
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,946	105,384

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	16,335	$2,019,659
UNITED KINGDOM — 0.0%
Health Care — 0.0%
Babylon Holdings, Cl A *	1	—
Zura Bio, Cl A *	5,170	35,570
		35,570
Industrials — 0.0%
Luxfer Holdings	12,150	153,819
TOTAL UNITED KINGDOM		189,389
UNITED STATES — 67.3%
Communication Services — 1.5%
Advantage Solutions *	1	3
AMC Networks, Cl A *	13,424	169,411
Anterix *	8,160	229,051
AST SpaceMobile, Cl A *	29,850	128,057
Atlanta Braves Holdings, Cl A *	4,604	217,953
Atlanta Braves Holdings, Cl C *	19,210	782,231
ATN International	4,813	174,904
Bandwidth, Cl A *	10,053	152,303
Boston Omaha, Cl A *	9,497	185,381
Bumble, Cl A *	43,167	799,453
Cardlytics *	18,771	219,058
Cargurus, Cl A *	49,170	1,114,192
Cars.com *	29,056	662,767
Charge Enterprises *	1	1
Cinemark Holdings *	47,697	796,063
Clear Channel Outdoor Holdings, Cl A *	1	2
Cogent Communications Holdings	18,937	1,159,702
Consolidated Communications Holdings *	1	4
Daily Journal *	1,117	323,394
DHI Group *	17,672	66,623

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
EchoStar, Cl A *	15,893	$308,801
Emerald Holding *	12,101	59,900
Entravision Communications, Cl A	24,808	118,582
Eventbrite, Cl A *	31,494	362,496
EverQuote, Cl A *	8,145	57,667
EW Scripps, Cl A *	24,766	244,193
fuboTV *	1	3
Gannett *	1	3
Globalstar *	1	1
Gogo *	30,432	458,610
Gray Television	36,295	343,714
IDT, Cl B *	6,963	165,162
iHeartMedia, Cl A *	1	5
IMAX *	21,399	393,956
Integral Ad Science Holding *	30,568	637,343
John Wiley & Sons, Cl A	18,747	641,710
Liberty TripAdvisor Holdings, Cl B *	773	32,852
Lions Gate Entertainment, Cl A *	23,892	183,491
Lions Gate Entertainment, Cl B *	48,530	355,240
Loop Media *	1	2
Lumen Technologies	1	2
Madison Square Garden Entertainment, Cl A *	19,661	684,989
Magnite *	58,167	880,067
Marcus	10,412	162,427
MediaAlpha, Cl A *	10,547	106,947
Nextdoor Holdings *	1	3
Ooma *	10,025	150,375
Outbrain *	11,814	62,732
Playstudios *	1	5
PubMatic, Cl A *	20,006	399,920
QuinStreet *	22,452	199,374
Quotient Technology *	1	4
Radius Global Infrastructure, Cl A *	34,843	519,509
Reservoir Media *	8,401	45,869
Scholastic	13,744	593,603
Shenandoah Telecommunications	20,650	385,536
Shutterstock	10,764	553,808
Sinclair	19,040	264,846
Sphere Entertainment *	11,403	484,057

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Spok Holdings	9,495	$139,197
Stagwell, Cl A *	47,748	320,389
System1 *	15,914	45,514
TechTarget *	11,786	382,809
TEGNA	100,910	1,705,379
Telephone and Data Systems	44,217	354,620
Thryv Holdings *	16,815	398,516
Tingo Group *	1	1
Townsquare Media, Cl A	7,102	85,082
TrueCar *	1	2
Urban One *	4,963	28,190
Urban One, Cl A *	3,388	19,413
Vimeo *	59,315	244,378
Vivid Seats, Cl A *	10,306	85,849
WideOpenWest *	22,515	185,524
Yelp, Cl A *	30,071	1,354,699
Ziff Davis *	20,781	1,507,038
ZipRecruiter, Cl A *	35,718	661,497
		24,556,454
Consumer Discretionary — 7.5%
1-800-Flowers.com, Cl A *	10,860	94,265
2U *	30,035	143,567
Aaron's	13,940	220,531
Abercrombie & Fitch, Cl A *	22,970	909,842
Academy Sports & Outdoors	35,457	2,119,974
Accel Entertainment, Cl A *	23,519	268,117
Acushnet Holdings	14,665	874,474
Adient *	41,984	1,786,839
Adtalem Global Education *	20,529	887,674
Allbirds, Cl A *	1	2
American Axle & Manufacturing Holdings *	46,528	439,690
American Eagle Outfitters	82,169	1,154,474
America's Car-Mart *	2,545	303,160
AMMO *	1	2
Arko	34,379	286,721
Asbury Automotive Group *	10,218	2,305,181
Bally's *	16,695	271,795

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
BARK *	1	$1
Beazer Homes USA *	13,062	439,275
Big 5 Sporting Goods	8,688	83,144
Big Lots	12,716	130,339
Biglari Holdings, Cl B *	301	61,151
BJ's Restaurants *	9,846	370,800
Bloomin' Brands	38,245	1,027,643
Bluegreen Vacations Holding, Cl A	6,233	243,648
Boot Barn Holdings *	12,919	1,213,094
Bowlero *	17,514	212,445
Brinker International *	18,873	741,331
Buckle	13,335	487,528
Build-A-Bear Workshop, Cl A	5,927	145,508
Caleres	15,728	425,285
Camping World Holdings, Cl A	17,469	559,532
CarParts.com *	20,261	101,710
Carriage Services, Cl A	6,416	207,686
Carrols Restaurant Group *	21,103	124,297
Carvana, Cl A *	52,176	2,397,487
Cato, Cl A	7,975	67,788
Cavco Industries *	4,430	1,309,730
Century Casinos *	11,233	89,302
Century Communities	12,687	979,690
Cheesecake Factory	21,155	778,081
Chegg *	53,289	539,818
Chico's FAS *	49,956	304,732
Children's Place *	5,914	185,936
Chuy's Holdings *	8,607	357,965
Clarus	11,872	105,661
ContextLogic, Cl A *	8,000	76,000
Cooper-Standard Holdings *	23,623	435,136
Coursera *	57,451	901,406
Cracker Barrel Old Country Store	9,919	924,451
Cricut, Cl A	35,325	418,955
Dana	59,278	1,125,096
Dave & Buster's Entertainment *	19,298	883,848
Denny's *	25,181	296,129
Designer Brands, Cl A	25,968	258,382
Destination XL Group *	24,746	127,689

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dillard's, Cl A	2,131	$731,018
Dine Brands Global	6,933	418,199
Dorman Products *	11,480	972,241
Dream Finders Homes, Cl A *	8,714	222,207
Duluth Holdings, Cl B *	5,057	36,714
Duolingo, Cl A *	12,757	1,979,759
El Pollo Loco Holdings	8,129	86,574
Envela *	6,280	47,037
Escalade	5,929	86,563
Ethan Allen Interiors	9,866	310,483
European Wax Center, Cl A *	12,564	243,365
Everi Holdings *	37,720	559,765
EVgo, Cl A *	28,111	122,845
Fiesta Restaurant Group *	10,423	80,257
First Watch Restaurant Group *	6,991	130,312
Fisker *	76,949	474,775
Foot Locker	38,182	1,025,950
Fossil Group *	1	3
Fox Factory Holding *	18,704	2,092,978
Franchise Group	12,078	359,441
Frontdoor *	36,069	1,259,529
Full House Resorts *	13,575	87,152
Funko, Cl A *	13,343	108,879
Genesco *	6,040	170,388
Gentherm *	14,447	863,497
G-III Apparel Group *	18,895	391,315
Global Business Travel Group I *	17,011	119,757
Golden Entertainment *	8,886	376,233
Goodyear Tire & Rubber *	122,600	1,971,408
GoPro, Cl A *	53,214	217,645
Graham Holdings, Cl B	1,644	964,617
Green Brick Partners *	12,936	731,143
Group 1 Automotive	6,960	1,799,369
GrowGeneration *	22,976	91,444
Guess?	16,627	349,001
Hanesbrands	159,701	841,624
Haverty Furniture	6,949	247,384
Helen of Troy *	10,349	1,462,314
Hibbett	5,909	274,178

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hilton Grand Vacations *	40,711	$1,893,062
Holley *	17,001	107,616
Hooker Furnishings	6,083	122,086
Hovnanian Enterprises, Cl A *	2,388	254,609
Inspired Entertainment *	9,225	116,143
Installed Building Products	11,034	1,633,253
International Game Technology	48,420	1,638,049
iRobot *	11,831	473,240
J Jill *	3,083	69,984
Jack in the Box	9,256	920,139
JAKKS Pacific *	4,271	89,008
Johnson Outdoors, Cl A	2,348	138,814
KB Home	33,714	1,819,545
Kontoor Brands	24,289	1,028,882
Krispy Kreme	38,633	594,948
Kura Sushi USA, Cl A *	2,090	207,976
Lands' End *	5,973	56,027
Landsea Homes *	4,344	42,875
Latham Group *	1	4
Laureate Education, Cl A	60,053	769,879
La-Z-Boy, Cl Z	18,671	585,709
Lazydays Holdings *	7,630	100,029
LCI Industries	10,813	1,473,488
Legacy Housing *	4,026	95,497
Leslie's *	80,319	511,632
LGI Homes *	9,127	1,266,371
Life Time Group Holdings *	18,174	328,768
Light & Wonder *	42,406	2,981,142
Lincoln Educational Services *	13,861	98,552
Lindblad Expeditions Holdings *	12,659	149,629
Lovesac *	6,290	184,171
Luminar Technologies, Cl A *	116,339	860,909
M/I Homes *	12,118	1,211,800
Malibu Boats, Cl A *	8,938	535,833
Marine Products	3,258	52,258
MarineMax *	9,105	367,205
MasterCraft Boat Holdings *	8,121	248,909
MDC Holdings	25,535	1,309,435
Meritage Homes	16,018	2,385,881

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Modine Manufacturing *	21,440	$805,286
Monarch Casino & Resort	5,884	407,879
Mondee Holdings, Cl A *	22,510	192,686
Monro	14,176	519,550
Movado Group	6,868	197,112
Nathan's Famous	1,523	121,992
National Vision Holdings *	34,948	755,925
Nerdy *	1	5
Noodles, Cl A *	16,833	61,440
ODP *	19,146	955,002
ONE Group Hospitality *	8,858	65,283
OneWater Marine, Cl A *	4,828	181,774
Overstock.com *	18,329	668,459
Oxford Industries	6,844	738,125
Papa John's International	15,639	1,293,345
Patrick Industries	9,683	838,064
Perdoceo Education *	28,812	384,640
PetMed Express	8,924	130,737
PlayAGS *	20,388	134,969
Portillo's, Cl A *	19,761	455,491
Potbelly *	14,278	136,355
Purple Innovation, Cl A	1	3
Qurate Retail, Cl B *	3,460	26,296
RCI Hospitality Holdings	3,926	273,838
Red Robin Gourmet Burgers *	8,665	126,076
Red Rock Resorts, Cl A	22,732	1,102,502
Rent the Runway, Cl A *	1	2
Revolve Group, Cl A *	18,401	362,868
Rocky Brands	3,095	62,271
Rover Group, Cl A *	38,428	210,585
Rush Street Interactive *	1	4
Sabre *	134,946	553,279
Sally Beauty Holdings *	46,061	551,350
SeaWorld Entertainment *	20,666	1,144,276
Shake Shack, Cl A *	16,355	1,270,129
Shoe Carnival	7,699	204,870
Signet Jewelers	21,575	1,736,572
Six Flags Entertainment *	32,555	778,064
Skyline Champion *	23,266	1,620,710

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sleep Number *	9,394	$260,120
Smith & Wesson Brands	20,208	257,248
Snap One Holdings *	7,602	74,043
Solid Power *	1	3
Solo Brands, Cl A *	6,993	40,979
Sonic Automotive, Cl A	9,075	434,602
Sonos *	55,585	952,727
Sportsman's Warehouse Holdings *	17,919	112,890
Standard Motor Products	8,885	339,140
Steven Madden	33,883	1,131,015
Stitch Fix, Cl A *	1	5
Stoneridge *	11,478	234,610
Strategic Education	10,155	762,640
Stride *	18,445	704,783
Sturm Ruger	8,839	468,025
Sweetgreen, Cl A *	48,505	730,970
Target Hospitality *	15,056	192,265
Taylor Morrison Home, Cl A *	50,113	2,426,471
ThredUp, Cl A *	1	4
Tile Shop Holdings *	7,981	50,759
Tilly's, Cl A *	9,231	80,033
Topgolf Callaway Brands *	60,837	1,214,915
Torrid Holdings *	1	3
Traeger *	1	4
Tri Pointe Homes *	45,804	1,460,232
Udemy *	45,570	538,182
United Homes Group *	4,691	53,337
Universal Technical Institute *	13,347	97,166
Upbound Group, Cl A	26,432	915,340
Urban Outfitters *	28,997	1,054,621
Vera Bradley *	15,044	101,397
Vista Outdoor *	24,432	740,290
Visteon *	12,292	1,894,074
Vizio Holding, Cl A *	28,081	209,203
VOXX International, Cl A *	8,087	74,724
Vuzix *	24,435	129,017
Warby Parker, Cl A *	37,732	563,716
Weyco Group	2,368	64,646
Winmark	1,459	530,288

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Winnebago Industries	13,733	$944,830
Wolverine World Wide	34,427	436,190
Workhorse Group *	1	1
WW International *	21,890	255,019
XPEL *	9,677	786,063
Xponential Fitness, Cl A *	9,106	192,319
Zumiez *	8,005	150,974
		120,962,424
Consumer Staples — 2.3%
Alico	3,353	86,843
Andersons	14,022	684,554
B&G Foods	32,279	428,020
Beauty Health *	45,023	373,241
BellRing Brands *	58,434	2,100,702
Benson Hill *	1	1
Beyond Meat *	26,170	450,124
BRC, Cl A *	10,574	48,429
Calavo Growers	7,487	282,485
Cal-Maine Foods	17,056	787,817
Central Garden & Pet *	4,269	172,809
Central Garden & Pet, Cl A *	17,619	673,398
Chefs' Warehouse *	15,470	562,180
Coca-Cola Consolidated	2,172	1,375,767
Dole	33,071	436,868
Duckhorn Portfolio *	18,445	232,038
Edgewell Personal Care	22,938	903,987
elf Beauty *	22,162	2,586,749
Energizer Holdings	31,356	1,119,409
Fresh Del Monte Produce	14,078	374,193
Hain Celestial Group *	38,883	492,648
Herbalife *	46,417	753,812
HF Foods Group *	15,391	80,495
Hostess Brands, Cl A *	58,519	1,406,797
Ingles Markets, Cl A	6,259	530,763
Inter Parfums	7,850	1,174,046
Ispire Technology *	4,245	39,181
J & J Snack Foods	6,605	1,058,914

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
John B Sanfilippo & Son	3,901	$424,858
Lancaster Colony	8,648	1,665,864
Limoneira	9,111	141,403
Medifast	4,948	504,152
MGP Ingredients	7,187	819,390
Mission Produce *	16,777	194,949
National Beverage *	10,398	549,534
Natural Grocers by Vitamin Cottage	4,396	54,730
Nature's Sunshine Products *	5,057	70,545
Nu Skin Enterprises, Cl A	21,942	644,875
Oil-Dri Corp of America	2,562	160,817
PriceSmart	11,268	875,862
Primo Water	68,643	972,671
Seneca Foods, Cl A *	2,565	98,919
Simply Good Foods *	39,307	1,521,574
Sovos Brands *	18,538	329,976
SpartanNash	15,328	343,960
Sprouts Farmers Market *	47,480	1,863,590
Thorne HealthTech *	3,565	21,283
TreeHouse Foods *	22,242	1,147,910
Turning Point Brands	6,435	153,475
United Natural Foods *	26,223	545,438
Universal	10,604	536,244
USANA Health Sciences *	4,988	323,771
Utz Brands	31,774	532,214
Vector Group	63,787	836,885
Village Super Market, Cl A	3,880	90,326
Vita Coco *	12,488	329,933
Vital Farms *	13,185	154,264
Waldencast, Cl A *	11,234	62,349
WD-40	5,952	1,365,984
Weis Markets	7,209	478,245
Westrock Coffee *	14,488	160,744
Zevia PBC, Cl A *	15,787	43,888
		37,236,892
Energy — 4.6%
Amplify Energy *	14,794	108,588

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Arch Resources	8,232	$1,057,318
Archrock	61,358	715,434
Atlas Energy Solutions, Cl A	8,514	168,151
Berry	33,574	261,877
Bristow Group *	10,265	315,854
Cactus, Cl A	28,526	1,448,550
California Resources	33,972	1,812,406
Callon Petroleum *	27,600	1,036,656
Centrus Energy, Cl A *	4,561	171,494
ChampionX	88,429	3,148,072
Chord Energy	18,650	2,925,066
Civitas Resources	32,145	2,406,375
Clean Energy Fuels *	77,361	381,390
CNX Resources *	83,943	1,712,437
Comstock Resources	39,071	498,155
CONSOL Energy	14,983	1,116,533
Core Laboratories	21,570	560,604
Crescent Energy, Cl A	17,378	206,277
CVR Energy	12,664	465,275
Delek US Holdings	31,089	857,746
Denbury *	22,106	1,943,338
DHT Holdings	60,707	597,964
Diamond Offshore Drilling *	56,929	901,186
DMC Global *	8,306	156,651
Dorian LPG	13,544	402,799
Dril-Quip *	14,976	387,729
Earthstone Energy, Cl A *	24,087	384,910
Empire Petroleum *	6,701	60,309
Energy Fuels *	63,904	407,708
Enviva	15,864	213,688
Equitrans Midstream	194,254	2,014,414
Evolution Petroleum	16,712	156,090
Excelerate Energy, Cl A	7,687	163,118
Expro Group Holdings *	40,114	890,130
Forum Energy Technologies *	13,911	378,518
Gevo *	1	2
Granite Ridge Resources	14,778	107,732
Green Plains *	25,664	911,329
Gulfport Energy *	5,082	520,651

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hallador Energy *	12,566	$115,859
Helix Energy Solutions Group *	68,016	652,954
Helmerich & Payne	45,500	2,037,035
HighPeak Energy	3,306	50,086
International Seaways	24,485	1,050,162
Kinetik Holdings, Cl A	8,446	304,056
KLX Energy Services Holdings *	8,063	94,579
Liberty Energy, Cl A	76,845	1,265,637
Magnolia Oil & Gas, Cl A	81,653	1,808,614
Mammoth Energy Services *	15,016	73,428
Matador Resources	49,595	2,758,970
Murphy Oil	65,220	2,822,069
Nabors Industries *	3,895	477,099
NACCO Industries, Cl A	1,669	61,736
Newpark Resources *	26,001	143,526
NextDecade *	12,755	71,045
NexTier Oilfield Solutions *	88,094	1,050,080
Noble *	47,872	2,502,269
Nordic American Tankers	89,408	392,501
Northern Oil and Gas	33,696	1,326,612
Oceaneering International *	43,001	965,372
Oil States International *	24,978	200,823
Overseas Shipholding Group, Cl A *	30,943	126,557
Par Pacific Holdings *	24,387	767,703
Patterson-UTI Energy	98,463	1,559,654
PBF Energy, Cl A	51,599	2,447,857
Peabody Energy	54,491	1,222,778
Permian Resources, Cl A	113,817	1,330,521
PrimeEnergy Resources *	559	53,753
ProFrac Holding, Cl A *	10,328	132,921
ProPetro Holding *	43,512	454,265
Ranger Energy Services, Cl A *	9,074	95,277
REX American Resources *	6,930	256,549
Riley Exploration Permian	4,819	180,472
Ring Energy *	1	2
RPC	32,717	272,205
SandRidge Energy	13,766	235,123
SEACOR Marine Holdings *	12,683	145,728
Select Water Solutions, Cl A	31,426	264,293

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
SilverBow Resources *	12,886	$461,448
Sitio Royalties, Cl A	34,032	930,435
SM Energy	52,879	1,918,979
Solaris Oilfield Infrastructure, Cl A	13,032	142,440
Talos Energy *	50,727	811,632
Tellurian *	1	2
TETRA Technologies *	1	4
Tidewater *	20,299	1,281,070
Uranium Energy *	1	4
US Silica Holdings *	31,528	410,179
VAALCO Energy	24,202	107,699
Valaris *	26,942	2,069,146
Verde Clean Fuels *	4,217	22,940
Vertex Energy *	22,440	118,259
Vital Energy *	7,136	376,638
Vitesse Energy	12,058	303,741
W&T Offshore *	38,553	168,862
Weatherford International *	31,190	2,591,889
World Kinect	26,591	599,361
		74,057,422
Financials — 11.0%
1st Source	7,125	334,163
ACNB	3,437	119,264
AFC Gamma ‡	6,892	95,247
Alerus Financial	6,611	130,766
AlTi Global *	42,338	331,083
Amalgamated Financial	7,884	157,365
A-Mark Precious Metals	7,890	321,833
Ambac Financial Group *	18,835	266,327
Amerant Bancorp, Cl A	12,075	239,327
American Equity Investment Life Holding	34,467	1,849,844
American National Bankshares	4,657	192,241
Ameris Bancorp	29,212	1,275,104
AMERISAFE	8,682	452,506
Ames National	5,021	96,704
Angel Oak Mortgage REIT ‡	4,141	39,257
Apollo Commercial Real Estate Finance ‡	59,731	704,826

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arbor Realty Trust ‡	80,452	$1,360,443
Ares Commercial Real Estate ‡	24,708	263,387
Argo Group International Holdings	13,559	402,702
ARMOUR Residential ‡	90,538	462,649
Arrow Financial	6,184	124,422
Artisan Partners Asset Management, Cl A	26,223	1,087,992
AssetMark Financial Holdings *	9,362	279,924
Associated Banc-Corp	64,864	1,229,173
Atlantic Union Bankshares	32,593	1,042,324
Atlanticus Holdings *	2,185	88,930
Avantax *	20,685	535,328
AvidXchange Holdings *	76,750	952,468
Axos Financial *	24,948	1,172,556
B Riley Financial	9,172	509,321
Bakkt Holdings *	1	2
Banc of California	23,480	333,651
BancFirst	9,926	991,607
Bancorp *	23,756	900,352
Bank First	4,118	363,866
Bank of Hawaii	17,753	1,014,229
Bank of Marin Bancorp	6,821	143,105
Bank7	2,579	68,240
BankUnited	35,625	1,063,050
Bankwell Financial Group	2,292	62,686
Banner	14,906	709,675
Bar Harbor Bankshares	6,519	178,034
BayCom	5,376	108,380
BCB Bancorp	5,981	76,856
Berkshire Hills Bancorp	20,596	469,795
BGC Group, Cl A	152,639	726,562
Blackstone Mortgage Trust, Cl A ‡	75,530	1,736,435
Blue Foundry Bancorp *	11,233	114,689
Blue Ridge Bankshares	7,059	59,507
Bread Financial Holdings	21,846	908,138
Bridgewater Bancshares *	9,415	100,835
Brightsphere Investment Group	13,958	297,026
BrightSpire Capital, Cl A ‡	60,047	441,946
Brookline Bancorp	39,886	425,983
BRP Group, Cl A *	26,646	663,752

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Burke & Herbert Financial Services	3,111	$167,963
Business First Bancshares	10,560	215,952
Byline Bancorp	10,705	234,975
C&F Financial	1,855	104,307
Cadence Bank	78,728	1,972,136
Cambridge Bancorp	2,951	181,605
Camden National	6,318	218,476
Cannae Holdings *	34,932	711,914
Cantaloupe *	43,132	332,548
Capital Bancorp	3,894	78,464
Capital City Bank Group	5,960	193,283
Capitol Federal Financial	53,587	355,282
Capstar Financial Holdings	8,958	133,295
Carter Bankshares *	10,520	154,539
Cass Information Systems	6,008	228,004
Cathay General Bancorp	31,319	1,191,375
Central Pacific Financial	11,758	214,466
Central Valley Community Bancorp	5,919	101,215
Chemung Financial	2,120	90,439
Chicago Atlantic Real Estate Finance ‡	12,715	193,777
Chimera Investment ‡	99,791	626,687
ChoiceOne Financial Services	4,017	97,412
Citizens & Northern	6,685	141,722
Citizens Financial Services	2,179	153,565
City Holding	6,633	656,070
Civista Bancshares	6,568	119,800
Claros Mortgage Trust ‡	39,535	487,071
CNB Financial	8,955	174,264
CNO Financial Group	50,217	1,291,581
Coastal Financial *	4,561	206,020
Codorus Valley Bancorp	5,356	117,778
Cohen & Steers	12,303	791,206
Colony Bankcorp	6,722	72,060
Columbia Financial *	16,328	285,413
Community Bank System	23,217	1,249,771
Community Trust Bancorp	6,796	260,830
Compass Diversified Holdings	26,649	600,402
ConnectOne Bancorp	15,994	327,397
Consumer Portfolio Services *	5,964	76,399

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Crawford, Cl A	6,686	$64,252
CrossFirst Bankshares *	19,747	230,447
Customers Bancorp *	13,062	548,343
CVB Financial	57,783	1,090,365
Diamond Hill Investment Group	1,276	231,607
Dime Community Bancshares	14,395	322,448
Donegal Group, Cl A	6,720	97,910
Donnelley Financial Solutions *	12,474	590,020
Dynex Capital ‡	24,142	315,053
Eagle Bancorp	13,887	384,670
Eastern Bankshares	71,290	1,006,615
eHealth *	10,147	76,711
Ellington Financial ‡	28,792	389,268
Employers Holdings	11,959	461,976
Enact Holdings	13,311	362,059
Encore Capital Group *	10,437	558,380
Enova International *	14,981	825,303
Enstar Group *	5,200	1,330,576
Enterprise Bancorp	4,159	132,423
Enterprise Financial Services	15,485	634,885
Equity Bancshares, Cl A	6,590	178,984
Esquire Financial Holdings	3,161	157,876
ESSA Bancorp	5,226	86,856
Essent Group	46,493	2,306,053
Evans Bancorp	3,214	95,520
F&G Annuities & Life	9,291	243,424
Farmers & Merchants Bancorp	5,753	122,654
Farmers National Banc	26,060	358,325
FB Financial	15,381	544,795
Federal Agricultural Mortgage, Cl C	3,950	634,963
Fidelity D&D Bancorp	2,505	127,104
Finance of America, Cl A *	1	2
Financial Institutions	6,762	129,695
First Bancorp	4,511	119,045
First Bancorp	17,038	563,617
First Bancshares	13,388	419,178
First Bank	6,516	81,450
First Busey	22,192	480,679
First Business Financial Services	3,314	112,643

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Commonwealth Financial	45,252	$653,439
First Community	4,513	89,132
First Community Bankshares	7,213	242,573
First Financial	5,012	191,509
First Financial Bancorp	40,619	937,893
First Financial Bankshares	56,687	1,847,429
First Foundation	22,630	165,425
First Interstate BancSystem, Cl A	42,437	1,219,215
First Merchants	24,945	801,233
First Mid Bancshares	8,308	254,308
First of Long Island	9,890	137,867
First Western Financial *	3,278	67,986
FirstCash Holdings	16,665	1,587,841
Five Star Bancorp	5,503	135,814
Flushing Financial	12,626	199,238
Flywire *	42,889	1,464,230
Focus Financial Partners, Cl A *	26,737	1,399,147
Forge Global Holdings *	1	3
Franklin BSP Realty Trust ‡	36,251	518,389
FS Bancorp	3,659	113,429
Fulton Financial	71,035	1,015,801
FVCBankcorp *	6,185	79,539
GCM Grosvenor	18,122	142,258
Genworth Financial, Cl A *	230,453	1,350,455
German American Bancorp	11,924	351,281
Glacier Bancorp	48,461	1,584,675
GoHealth, Cl A *	2,899	53,689
Goosehead Insurance, Cl A *	9,509	635,867
Granite Point Mortgage Trust ‡	22,093	126,593
Great Southern Bancorp	4,301	237,974
Green Dot, Cl A *	22,238	434,753
Greene County Bancorp	2,958	101,933
Greenlight Capital Re, Cl A *	10,860	111,641
Guaranty Bancshares	3,591	114,158
Hamilton Lane, Cl A	15,641	1,383,134
Hancock Whitney	38,192	1,680,830
Hanmi Financial	13,221	251,199
Hannon Armstrong Sustainable Infrastructure Capital ‡	48,854	1,275,578

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
HarborOne Bancorp	19,208	$201,492
HBT Financial	4,838	95,986
HCI Group	2,957	185,729
Heartland Financial USA	18,034	619,288
Heritage Commerce	25,369	243,542
Heritage Financial	14,909	279,693
Hilltop Holdings	26,220	810,985
Hingham Institution For Savings	821	182,631
Hippo Holdings *	7,508	129,138
Home Bancorp	3,282	116,905
Home BancShares	85,272	2,072,962
Home Point Capital *	1	2
HomeStreet	8,313	76,480
HomeTrust Bancshares	6,564	159,571
Hope Bancorp	49,806	540,893
Horace Mann Educators	18,558	559,153
Horizon Bancorp	18,124	224,556
I3 Verticals, Cl A *	10,335	258,478
Independent Bank	21,216	1,278,264
Independent Bank	8,963	185,176
Independent Bank Group	15,784	708,228
International Bancshares	23,337	1,158,449
International Money Express *	13,983	338,808
Invesco Mortgage Capital ‡	24,251	291,255
Investors Title	596	93,304
Jackson Financial, Cl A	35,595	1,175,347
James River Group Holdings	15,808	292,290
John Marshall Bancorp	4,789	90,991
Kearny Financial	26,640	228,838
KKR Real Estate Finance Trust ‡	26,071	324,845
Ladder Capital, Cl A ‡	50,987	560,347
Lakeland Bancorp	28,522	430,967
Lakeland Financial	10,774	597,311
LCNB	6,130	107,459
Lemonade *	19,863	461,815
LendingClub *	42,768	358,824
LendingTree *	4,894	119,414
Live Oak Bancshares	14,383	544,684
Luther Burbank	6,346	65,364

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Macatawa Bank	10,860	$106,971
Maiden Holdings *	1	2
MainStreet Bancshares	4,093	97,700
MarketWise	1	2
Marqeta, Cl A *	208,127	1,161,349
MBIA *	22,614	197,646
Mercantile Bank	6,846	240,432
Merchants Bancorp	6,715	212,261
Mercury General	11,468	369,040
Metrocity Bankshares	8,352	179,067
Metropolitan Bank Holding *	4,418	200,091
MFA Financial ‡	44,422	500,192
Mid Penn Bancorp	6,345	149,108
Middlefield Banc	4,281	125,262
Midland States Bancorp	9,259	216,938
MidWestOne Financial Group	6,321	155,054
Moelis, Cl A	29,484	1,439,704
Mr Cooper Group *	30,724	1,781,070
MVB Financial	4,562	116,742
National Bank Holdings, Cl A	16,923	581,474
National Bankshares	3,252	96,812
National Western Life Group, Cl A	1,132	477,330
Navient	46,486	885,093
NBT Bancorp	18,274	679,793
Nelnet, Cl A	6,939	684,741
NerdWallet, Cl A *	11,611	130,159
New York Mortgage Trust ‡	40,000	406,000
NewtekOne	11,641	207,210
Nexpoint Real Estate Finance ‡	3,263	55,830
NI Holdings *	4,022	56,026
Nicolet Bankshares	5,419	453,299
NMI Holdings, Cl A *	35,934	959,797
Northeast Bank	2,772	132,058
Northeast Community Bancorp	7,448	120,583
Northfield Bancorp	18,276	222,602
Northrim BanCorp	2,985	142,683
Northwest Bancshares	54,150	669,294
Norwood Financial	3,961	126,158
Oak Valley Bancorp	3,855	105,588

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
OceanFirst Financial	24,963	$465,061
Ocwen Financial *	3,603	121,637
Old National Bancorp	127,270	2,167,408
Old Second Bancorp	18,785	300,372
Open Lending, Cl A *	61,177	690,688
OppFi *	1	2
Orange County Bancorp	2,905	130,841
Orchid Island Capital, Cl A ‡	24,079	250,903
Origin Bancorp	13,566	442,252
Orrstown Financial Services	4,899	114,637
Oscar Health, Cl A *	71,519	537,823
P10, Cl A	20,931	248,032
Pacific Premier Bancorp	40,785	1,041,649
PacWest Bancorp	55,842	519,331
Palomar Holdings *	10,683	646,962
Park National	6,293	701,795
Parke Bancorp	4,251	84,340
Pathward Financial	12,570	653,137
Payoneer Global *	109,642	583,295
Paysafe *	12,055	145,022
Paysign *	1	2
PCB Bancorp	4,859	79,299
Peapack-Gladstone Financial	7,668	224,136
Penns Woods Bancorp	3,858	104,050
PennyMac Financial Services	12,726	957,377
PennyMac Mortgage Investment Trust ‡	40,947	523,303
Peoples Bancorp	16,943	477,284
Peoples Financial Services	3,065	141,572
Perella Weinberg Partners, Cl A	19,276	190,447
Pioneer Bancorp *	4,887	48,039
Piper Sandler	7,568	1,107,652
PJT Partners	10,309	817,607
Plumas Bancorp	3,022	109,336
Ponce Financial Group *	11,579	106,874
PRA Group *	17,980	429,003
Preferred Bank	5,793	382,801
Premier Financial	15,476	335,210
Primis Financial	9,604	91,334
Princeton Bancorp	3,059	91,495

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Priority Technology Holdings *	5,567	$25,052
ProAssurance	23,090	387,912
PROG Holdings *	23,836	967,265
Provident Financial Services	31,866	590,796
QCR Holdings	7,044	360,864
Radian Group	75,251	2,026,509
RBB Bancorp	6,395	93,815
Ready Capital ‡	72,418	837,871
Red River Bancshares	1,971	96,599
Redwood Trust ‡	47,751	359,565
Regional Management	3,423	111,213
Remitly Global *	43,081	830,602
Renasant	23,887	739,064
Repay Holdings, Cl A *	35,838	299,247
Republic Bancorp, Cl A	4,109	188,315
S&T Bancorp	17,099	539,986
Safety Insurance Group	6,202	446,544
Sandy Spring Bancorp	18,777	459,473
Sculptor Capital Management, Cl A	9,741	106,664
Seacoast Banking Corp of Florida	38,031	939,746
Security National Financial, Cl A *	8,209	70,104
Selective Insurance Group	26,268	2,710,595
Selectquote *	1	2
ServisFirst Bancshares	22,309	1,331,401
Shore Bancshares	14,407	171,446
Sierra Bancorp	6,202	130,614
Silvercrest Asset Management Group, Cl A	4,027	83,923
Simmons First National, Cl A	55,729	1,125,169
Skyward Specialty Insurance Group *	4,500	106,605
SmartFinancial	6,435	161,647
South Plains Financial	4,784	128,450
Southern First Bancshares *	3,392	102,371
Southern Missouri Bancorp	3,441	165,409
Southern States Bancshares	4,349	109,377
Southside Bancshares	13,245	439,866
SouthState	33,676	2,615,615
Stellar Bancorp	19,901	494,739
StepStone Group, Cl A	23,922	671,491
Sterling Bancorp *	7,108	42,222

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Stewart Information Services	11,785	$555,427
Stock Yards Bancorp	12,573	601,115
StoneX Group *	7,718	710,133
Summit Financial Group	4,937	111,379
SWK Holdings *	1,528	24,662
Texas Capital Bancshares *	21,744	1,388,354
Third Coast Bancshares *	5,446	112,623
Timberland Bancorp	4,218	131,981
Tiptree	10,880	160,698
Tompkins Financial	6,121	368,239
Towne Bank	30,284	765,580
TPG RE Finance Trust ‡	29,673	231,449
TriCo Bancshares	13,643	509,975
Triumph Financial *	10,156	720,162
Trupanion *	17,172	529,756
TrustCo Bank NY	8,177	248,499
Trustmark	26,755	702,586
Two Harbors Investment ‡	52,146	699,278
UMB Financial	19,566	1,389,186
United Bankshares	57,659	1,928,117
United Community Banks	51,683	1,502,425
United Fire Group	9,153	220,038
United Insurance Holdings *	13,657	72,382
Unity Bancorp	2,864	75,953
Universal Insurance Holdings	11,233	174,448
Univest Financial	12,532	244,374
Upstart Holdings *	32,393	2,225,075
USCB Financial Holdings *	4,444	48,706
Valley National Bancorp	186,436	1,912,833
Value Line	400	21,428
Velocity Financial *	3,631	44,952
Veritex Holdings	22,561	485,287
Victory Capital Holdings, Cl A	12,899	427,731
Virginia National Bankshares	2,801	101,480
Virtus Investment Partners	3,088	635,294
Walker & Dunlop	14,040	1,277,359
Washington Federal	28,246	876,756
Washington Trust Bancorp	7,398	237,180
Waterstone Financial	9,316	129,958

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
WesBanco	25,436	$712,462
West BanCorp	7,091	142,245
Westamerica BanCorp	11,867	583,738
WisdomTree	55,743	387,971
World Acceptance *	1,811	285,939
WSFS Financial	27,342	1,196,213
		175,911,179
Health Care — 10.9%
23andMe Holding, Cl A *	1	2
2seventy bio *	30,096	228,429
4D Molecular Therapeutics *	13,920	254,736
89bio *	28,309	448,415
Aadi Bioscience *	7,153	38,125
ACADIA Pharmaceuticals *	52,351	1,530,743
Accolade *	30,766	462,105
Accuray *	46,970	200,092
Aclaris Therapeutics *	29,447	290,642
Acrivon Therapeutics *	3,745	46,588
Actinium Pharmaceuticals *	14,285	101,709
AdaptHealth, Cl A *	31,718	435,805
Adaptive Biotechnologies *	46,172	389,692
Addus HomeCare *	7,244	663,333
Adicet Bio *	11,833	31,594
ADMA Biologics *	91,204	378,497
Aerovate Therapeutics *	4,920	85,854
Agenus *	1	1
Agiliti *	13,210	226,816
Agios Pharmaceuticals *	23,899	633,801
AirSculpt Technologies	3,395	30,793
Akero Therapeutics *	20,155	874,727
Akoya Biosciences *	7,038	48,562
Aldeyra Therapeutics *	23,509	190,776
Alector *	26,855	184,225
Alignment Healthcare *	40,576	251,977
Alkermes *	73,179	2,142,681
Allakos *	34,480	185,502
Allogene Therapeutics *	38,828	192,587

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allovir *	12,116	$39,862
Alphatec Holdings *	31,707	560,263
Alpine Immune Sciences *	15,997	200,602
Altimmune *	27,114	89,747
ALX Oncology Holdings *	9,458	57,788
American Well, Cl A *	1	2
Amicus Therapeutics *	126,348	1,720,860
AMN Healthcare Services *	19,671	2,107,748
Amneal Pharmaceuticals *	1	3
Amphastar Pharmaceuticals *	17,233	1,045,871
Amylyx Pharmaceuticals *	21,830	511,913
AnaptysBio *	8,602	169,545
Anavex Life Sciences *	32,172	265,419
AngioDynamics *	16,160	140,430
ANI Pharmaceuticals *	5,495	288,762
Anika Therapeutics *	6,482	151,225
Annexon *	26,495	91,408
Apollo Medical Holdings *	18,897	692,197
Arbutus Biopharma *	1	2
Arcellx *	17,339	593,861
Arcturus Therapeutics Holdings *	13,049	456,193
Arcus Biosciences *	22,094	439,671
Arcutis Biotherapeutics *	18,931	206,537
Ardelyx *	99,757	393,043
Arrowhead Pharmaceuticals *	45,495	1,570,487
ARS Pharmaceuticals *	14,137	103,907
Artivion *	16,495	287,343
Arvinas *	21,457	530,417
Assertio Holdings *	28,037	159,531
Astria Therapeutics *	13,495	120,915
Atara Biotherapeutics *	1	2
Atea Pharmaceuticals *	27,967	95,927
AtriCure *	20,237	1,120,118
Atrion	791	443,442
Aura Biosciences *	11,659	138,742
Avanos Medical *	20,339	497,695
Aveanna Healthcare Holdings *	1	2
Avid Bioservices *	27,782	351,720
Avidity Biosciences *	29,024	276,018

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Avista Public Acquisition II, Cl W *	35,001	$192,505
Avita Medical *	12,416	251,424
Axogen *	17,616	152,202
Axonics *	21,400	1,291,918
Axsome Therapeutics *	14,260	1,118,982
Beam Therapeutics *	30,139	930,391
Beyond Air *	52,967	191,211
BioAtla *	25,821	77,205
BioCryst Pharmaceuticals *	84,528	624,662
Biohaven *	27,047	537,694
BioLife Solutions *	14,458	287,425
Biomea Fusion *	9,448	210,218
Biote, Cl A *	9,681	66,024
BioVie, Cl A *	5,290	24,969
Bioxcel Therapeutics *	8,490	77,599
Bluebird Bio *	36,612	143,885
Blueprint Medicines *	26,739	1,764,774
Bridgebio Pharma *	50,508	1,768,285
Bright Green *	1	1
Brookdale Senior Living *	80,973	285,025
Butterfly Network *	1	3
Cabaletta Bio *	13,000	177,060
Cano Health *	1	1
Cara Therapeutics *	21,214	70,643
CareDx *	21,596	235,612
CareMax *	1	2
Caribou Biosciences *	21,517	154,707
Carisma Therapeutics	14,244	79,054
Cassava Sciences *	16,475	362,120
Castle Biosciences *	10,917	183,951
Catalyst Pharmaceuticals *	42,460	587,222
Celcuity *	9,505	93,909
Celldex Therapeutics *	19,996	707,059
Century Therapeutics *	11,130	33,946
Cerevel Therapeutics Holdings *	27,845	851,779
Cerus *	1	3
Chinook Therapeutics *	26,043	1,020,365
Citius Pharmaceuticals *	1	1
ClearPoint Neuro *	13,378	91,907

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Codexis *	1	$4
Cogent Biosciences *	27,999	363,707
Coherus Biosciences *	41,842	201,678
Collegium Pharmaceutical *	15,029	342,060
Community Health Systems *	68,764	301,874
Compass Therapeutics *	1	3
Computer Programs and Systems *	6,264	164,242
CONMED	13,625	1,649,306
Corcept Therapeutics *	37,726	961,258
CorMedix *	23,751	104,979
CorVel *	4,001	818,445
Crinetics Pharmaceuticals *	23,907	454,233
Cross Country Healthcare *	15,769	406,840
CryoPort *	19,468	312,851
Cue Biopharma *	21,036	80,357
Cullinan Oncology *	13,067	138,380
Cutera *	7,348	147,033
CVRx *	6,447	115,595
Cymabay Therapeutics *	45,838	598,186
Cytek Biosciences *	49,053	439,515
Cytokinetics *	41,490	1,383,691
Day One Biopharmaceuticals *	23,433	310,253
Deciphera Pharmaceuticals *	23,379	316,084
Definitive Healthcare, Cl A *	22,108	261,538
Denali Therapeutics *	52,595	1,495,276
Design Therapeutics *	14,133	115,043
DICE Therapeutics *	17,085	802,995
Disc Medicine, Cl A *	3,810	188,976
DocGo *	37,175	311,898
Dynavax Technologies *	54,687	765,071
Dyne Therapeutics *	15,804	192,493
Eagle Pharmaceuticals *	4,884	101,392
Edgewise Therapeutics *	14,557	106,121
Editas Medicine, Cl A *	32,105	281,882
Embecta	25,000	533,500
Emergent BioSolutions *	22,389	154,036
Enanta Pharmaceuticals *	9,220	174,903
Enhabit *	23,979	329,232
Enliven Therapeutics *	11,276	213,567

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ensign Group	24,061	$2,330,789
Entrada Therapeutics *	10,874	188,881
EQRx *	1	2
Erasca *	1	3
Evolent Health, Cl A *	49,134	1,493,182
Evolus *	13,915	139,428
Eyenovia *	1	2
EyePoint Pharmaceuticals *	7,622	95,275
Fate Therapeutics *	36,790	151,943
FibroGen *	39,282	80,921
Figs, Cl A *	52,803	388,630
Foghorn Therapeutics *	8,145	74,608
Fulgent Genetics *	9,317	361,779
Genelux *	1,885	39,717
Generation Bio *	18,259	92,756
Geron *	1	3
Glaukos *	20,676	1,594,947
Graphite Bio *	1	3
Gritstone bio *	1	2
Guardant Health *	49,419	1,928,329
Haemonetics *	22,036	2,032,601
Halozyme Therapeutics *	58,049	2,493,785
Harmony Biosciences Holdings *	15,100	534,087
Harrow Health *	12,628	278,826
Harvard Bioscience *	20,973	97,524
Health Catalyst *	25,818	362,227
HealthEquity *	37,089	2,519,827
HealthStream	10,872	244,403
Heron Therapeutics *	1	2
HilleVax *	8,001	121,775
Hims & Hers Health *	50,188	450,186
Humacyte *	1	3
Icosavax *	10,198	90,048
Ideaya Biosciences *	24,753	553,477
IGM Biosciences *	4,241	45,124
Ikena Oncology *	12,687	65,338
Immuneering, Cl A *	11,118	112,959
ImmunityBio *	1	2
ImmunoGen *	104,842	1,868,284

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Immunovant *	24,787	$565,887
Inari Medical *	21,958	1,253,143
InfuSystem Holdings *	10,267	105,955
Inhibrx *	14,411	288,941
Inmode *	34,621	1,485,587
Innovage Holding *	13,867	99,842
Innoviva *	27,317	370,145
Inogen *	9,588	78,334
Inozyme Pharma *	55,403	282,555
Insmed *	58,348	1,288,907
Integer Holdings *	14,451	1,336,428
Intellia Therapeutics *	39,258	1,661,791
Intercept Pharmaceuticals *	10,861	117,299
Intra-Cellular Therapies *	40,880	2,528,019
Invitae *	1	1
Iovance Biotherapeutics *	94,078	683,006
iRadimed	2,967	130,340
iRhythm Technologies *	13,312	1,398,559
Ironwood Pharmaceuticals, Cl A *	59,286	657,482
iTeos Therapeutics *	10,236	143,918
Janux Therapeutics *	7,432	104,048
Joint *	6,430	86,805
KalVista Pharmaceuticals *	9,401	94,950
Karyopharm Therapeutics *	1	2
Keros Therapeutics *	9,927	415,743
Kezar Life Sciences *	1	2
Kiniksa Pharmaceuticals, Cl A *	15,634	294,545
Kodiak Sciences *	13,932	41,657
KORU Medical Systems *	21,156	55,006
Krystal Biotech *	9,549	1,232,776
Kura Oncology *	29,306	305,955
Kymera Therapeutics *	16,286	356,338
Lantheus Holdings *	30,079	2,601,533
Larimar Therapeutics *	1	4
LeMaitre Vascular	8,580	542,513
Lexicon Pharmaceuticals *	1	2
LifeStance Health Group *	49,051	460,589
Ligand Pharmaceuticals *	6,646	444,817
Lineage Cell Therapeutics *	1	1

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Liquidia *	19,771	$152,632
LivaNova *	23,490	1,372,990
Longboard Pharmaceuticals *	9,578	68,962
Lyell Immunopharma *	1	3
MacroGenics *	44,563	212,565
Madrigal Pharmaceuticals *	6,196	1,272,039
MannKind *	102,986	470,646
Marinus Pharmaceuticals *	24,081	256,222
MaxCyte *	39,398	176,109
MeiraGTx Holdings *	12,489	78,681
Merit Medical Systems *	24,649	1,840,541
Merrimack Pharmaceuticals *	6,417	77,068
Mersana Therapeutics *	42,996	52,670
Mesa Laboratories	2,260	290,772
MiMedx Group *	49,107	396,293
Mineralys Therapeutics *	5,236	73,985
Mirum Pharmaceuticals *	11,793	303,788
ModivCare *	5,796	253,517
Monte Rosa Therapeutics *	11,946	84,458
Morphic Holding *	13,727	778,733
Multiplan *	1	2
Myriad Genetics *	34,791	777,579
NanoString Technologies *	19,749	94,005
National HealthCare	5,589	329,863
National Research	6,216	266,729
Nautilus Biotechnology, Cl A *	1	3
Neogen *	94,256	2,185,797
NeoGenomics *	63,547	1,101,269
Nevro *	15,004	374,950
NextGen Healthcare *	24,910	414,253
NGM Biopharmaceuticals *	21,169	50,171
Nkarta *	13,491	30,894
Novavax *	41,465	384,795
Nurix Therapeutics *	23,065	223,961
Nuvalent, Cl A *	10,577	527,263
NuVasive *	22,938	945,275
Nuvation Bio *	1	2
Nuvectis Pharma *	4,274	60,050
Ocean Biomedical *	7,193	33,735

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ocular Therapeutix *	50,184	$227,835
Olema Pharmaceuticals *	14,584	126,152
Omega Therapeutics *	13,752	76,874
Omeros *	30,728	133,667
Omnicell *	19,412	1,225,868
OPKO Health *	1	2
OptimizeRx *	7,556	105,406
Optinose *	1	1
Option Care Health *	77,132	2,605,519
OraSure Technologies *	39,618	186,997
Orchestra BioMed Holdings *	4,591	26,949
Organogenesis Holdings, Cl A *	1	4
ORIC Pharmaceuticals *	20,681	172,893
Orthofix Medical *	15,206	299,406
OrthoPediatrics *	7,024	293,252
Outlook Therapeutics *	1	2
Outset Medical *	21,296	438,272
Ovid therapeutics *	32,231	115,709
Owens & Minor *	31,731	610,504
P3 Health Partners *	1	2
Pacific Biosciences of California *	111,603	1,474,276
Pacira BioSciences *	19,697	715,986
Paragon 28 *	21,994	388,634
Patterson	38,373	1,262,088
PDS Biotechnology *	51,576	294,757
Pediatrix Medical Group *	35,983	494,047
Pennant Group *	11,372	130,551
PepGen *	6,927	41,493
PetIQ, Cl A *	12,030	201,382
Phathom Pharmaceuticals *	12,207	185,668
Phibro Animal Health, Cl A	8,983	130,074
Phreesia *	21,801	691,528
Pliant Therapeutics *	25,868	461,485
PMV Pharmaceuticals *	15,492	101,318
Point Biopharma Global, Cl A *	57,504	514,086
Poseida Therapeutics, Cl A *	1	2
Precigen *	1	1
Prelude Therapeutics *	8,901	34,803
Prestige Consumer Healthcare *	21,665	1,412,775

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Prime Medicine *	18,871	$284,386
Privia Health Group *	44,680	1,247,466
PROCEPT BioRobotics *	16,508	568,535
Progyny *	34,468	1,439,384
ProKidney, Cl A *	29,234	374,780
Protagonist Therapeutics *	24,606	477,356
Protalix BioTherapeutics *	1	2
PTC Therapeutics *	31,028	1,251,669
Pulmonx *	14,391	201,474
Pulse Biosciences *	10,571	83,511
Quanterix *	16,471	409,140
Quantum-Si *	1	4
Quipt Home Medical *	21,844	115,992
RadNet *	22,583	747,046
Rain Oncology *	1	1
Rallybio *	7,262	43,427
RAPT Therapeutics *	16,631	397,481
Reata Pharmaceuticals, Cl A *	12,091	2,002,028
Recursion Pharmaceuticals, Cl A *	66,042	932,513
REGENXBIO *	17,074	324,406
Relay Therapeutics *	37,002	466,225
Reneo Pharmaceuticals *	7,340	58,940
Replimune Group *	22,969	483,957
Revance Therapeutics *	35,831	846,687
REVOLUTION Medicines *	45,383	1,191,304
Rhythm Pharmaceuticals *	23,827	425,074
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	27,945	504,407
RxSight *	13,580	453,165
Sage Therapeutics *	24,928	864,503
Sana Biotechnology *	36,008	211,007
Sanara Medtech *	2,228	93,264
Sangamo Therapeutics *	1	1
Savara *	1	4
Scholar Rock Holding *	15,000	106,500
Schrodinger *	23,241	1,215,737
scPharmaceuticals *	14,884	125,472
Seer, Cl A *	18,566	93,944
Select Medical Holdings	46,452	1,394,024

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Selecta Biosciences *	1	$1
Semler Scientific *	3,071	75,393
Seres Therapeutics *	50,102	240,991
Sharecare *	1	1
SI-BONE *	14,825	381,892
SIGA Technologies	19,751	113,371
Sight Sciences *	9,061	79,737
Silk Road Medical *	16,826	384,306
Simulations Plus	6,704	333,859
SomaLogic *	1	2
SpringWorks Therapeutics *	26,443	829,781
STAAR Surgical *	20,858	1,142,393
Stoke Therapeutics *	9,461	62,821
Summit Therapeutics *	1	2
Supernus Pharmaceuticals *	21,654	664,561
Surgery Partners *	30,187	1,166,124
Surmodics *	5,882	188,636
Sutro Biopharma *	44,019	196,765
Syndax Pharmaceuticals *	26,469	564,319
Tactile Systems Technology *	8,145	186,602
Tango Therapeutics *	19,290	65,200
Taro Pharmaceutical Industries *	4,170	152,413
Tarsus Pharmaceuticals *	10,399	228,882
Tela Bio *	9,097	89,060
Tenaya Therapeutics *	24,002	116,170
Terns Pharmaceuticals *	39,136	282,562
TG Therapeutics *	58,026	1,200,558
Theravance Biopharma *	29,858	295,296
Theseus Pharmaceuticals *	5,567	18,761
Third Harmonic Bio *	8,591	60,910
TransMedics Group *	14,940	1,392,109
Travere Therapeutics *	29,936	514,600
Treace Medical Concepts *	20,725	472,323
Trevi Therapeutics *	1	2
Twist Bioscience *	24,734	602,026
Tyra Biosciences *	6,382	94,581
UFP Technologies *	2,989	581,854
UroGen Pharma *	10,577	229,098
US Physical Therapy	6,375	741,221

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Utah Medical Products	1,629	$160,180
Vanda Pharmaceuticals *	26,160	151,205
Varex Imaging *	16,527	384,914
Vaxcyte *	40,546	1,948,641
Vaxxinity, Cl A *	1	3
Ventyx Biosciences *	21,234	786,720
Vera Therapeutics, Cl A *	16,192	303,924
Veracyte *	31,457	863,495
Veradigm *	50,685	685,261
Vericel *	21,320	765,814
Verrica Pharmaceuticals *	47,963	280,104
Verve Therapeutics *	20,629	422,688
Vicarious Surgical *	1	2
Viemed Healthcare *	17,377	146,836
ViewRay *	1	—
Vigil Neuroscience *	9,319	75,857
Viking Therapeutics *	43,286	627,647
Vir Biotechnology *	37,659	530,239
Viridian Therapeutics *	16,468	308,940
Vor BioPharma *	21,509	64,957
Voyager Therapeutics *	15,812	147,368
WaVe Life Sciences *	84,328	368,513
Xencor *	25,198	612,059
Xeris Biopharma Holdings *	1	3
XOMA *	4,438	69,898
Y-mAbs Therapeutics *	25,001	152,256
Zentalis Pharmaceuticals *	20,477	546,941
Zevra Therapeutics *	19,072	93,071
Zimvie *	8,673	118,994
Zymeworks *	26,210	195,527
Zynex *	9,231	90,095
		174,377,060
Industrials — 11.2%
374Water *	1	2
3D Systems *	56,355	490,852
AAON	19,934	2,098,253
AAR *	14,766	883,007

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ABM Industries	29,422	$1,361,650
Acacia Research *	22,079	88,095
ACCO Brands	38,553	234,788
ACV Auctions, Cl A *	56,072	980,699
AeroVironment *	10,824	1,031,094
AerSale *	11,619	174,401
Air Transport Services Group *	25,039	504,786
Alamo Group	4,499	871,726
Albany International, Cl A	13,561	1,305,653
Alight, Cl A *	175,692	1,718,268
Allegiant Travel *	6,882	851,303
Allied Motion Technologies	5,957	231,727
Alta Equipment Group	9,163	147,982
Ameresco, Cl A *	13,988	814,241
American Woodmark *	7,584	581,238
Amprius Technologies *	5,086	38,196
API Group *	92,327	2,655,325
Apogee Enterprises	10,237	507,039
Applied Industrial Technologies	17,200	2,493,828
ArcBest	10,591	1,231,945
Archer Aviation, Cl A *	58,554	394,068
Arcosa	21,075	1,626,568
Argan	6,449	245,320
Aris Water Solutions, Cl A	9,049	98,906
Array Technologies *	68,835	1,311,307
ASGN *	21,442	1,636,453
Astec Industries	10,106	499,236
Astronics *	11,444	240,095
Asure Software *	10,178	138,828
Atkore *	18,653	2,959,672
AZZ	10,848	480,892
Babcock & Wilcox Enterprises *	23,316	127,772
Barnes Group	21,356	839,291
Barrett Business Services	3,154	286,162
Beacon Roofing Supply *	23,442	2,008,276
BlackSky Technology *	1	2
Blade Air Mobility *	1	4
Blink Charging *	15,870	101,568
Bloom Energy, Cl A *	86,026	1,536,424

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Blue Bird *	7,935	$166,159
BlueLinx Holdings *	3,990	376,018
Boise Cascade	17,196	1,779,614
Bowman Consulting Group, Cl A *	5,142	178,170
BrightView Holdings *	19,038	146,783
Brink's	20,167	1,471,384
Cadre Holdings	9,385	218,389
Casella Waste Systems, Cl A *	24,697	1,992,801
CBIZ *	20,852	1,102,862
CECO Environmental *	14,745	177,530
Chart Industries *	19,201	3,497,654
CIRCOR International *	8,213	457,464
Columbus McKinnon	12,775	540,894
Comfort Systems USA	15,611	2,715,846
Commercial Vehicle Group *	16,390	172,095
CompX International	1,017	23,025
Concrete Pumping Holdings *	10,860	87,640
Conduent *	1	3
Construction Partners, Cl A *	17,136	503,798
CoreCivic *	49,413	479,306
Covenant Logistics Group, Cl A	5,292	289,790
CRA International	3,063	306,576
CSG Systems International	13,634	703,378
CSW Industrials	6,802	1,228,101
Custom Truck One Source *	24,435	169,090
Daseke *	16,833	130,961
Deluxe	18,431	350,005
Desktop Metal, Cl A *	1	2
Distribution Solutions Group *	2,337	129,563
Douglas Dynamics	9,782	303,731
Dragonfly Energy Holdings *	1	3
Ducommun *	4,748	238,065
DXP Enterprises *	7,228	274,519
Dycom Industries *	12,621	1,256,799
Eagle Bulk Shipping	5,804	268,087
Encore Wire	8,230	1,404,779
Energy Recovery *	24,149	736,062
Energy Vault Holdings *	1	3
Enerpac Tool Group, Cl A	25,913	712,089

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EnerSys	18,049	$1,955,068
Eneti	9,437	119,661
Ennis	11,172	240,645
Enovix *	61,758	1,329,032
EnPro Industries	9,072	1,259,012
Enviri *	32,410	305,626
Eos Energy Enterprises *	1	2
ESCO Technologies	11,227	1,128,875
ESS Tech *	1	2
Eve Holding *	10,020	91,683
EVI Industries *	3,107	79,042
ExlService Holdings *	14,255	2,009,242
Exponent	22,166	1,985,630
Federal Signal	25,980	1,587,118
First Advantage *	25,204	378,060
FiscalNote Holdings *	1	3
Fluence Energy, Cl A *	16,937	495,238
Fluor *	61,708	1,911,714
Forrester Research *	5,000	159,350
Forward Air	11,700	1,390,428
Franklin Covey *	5,441	259,264
Franklin Electric	20,338	2,009,801
Frontier Group Holdings *	16,222	150,865
FTAI Aviation	44,487	1,432,926
FTAI Infrastructure	1	4
FTC Solar *	1	4
FuelCell Energy *	1	2
GATX	15,975	2,002,626
Genco Shipping & Trading	16,258	235,741
Gencor Industries *	6,096	92,964
GEO Group *	52,803	394,438
Gibraltar Industries *	14,069	909,842
Global Industrial	5,678	161,823
GMS *	18,563	1,367,907
Gorman-Rupp	9,825	311,453
GrafTech International	82,229	434,169
Granite Construction	19,436	795,515
Great Lakes Dredge & Dock *	28,107	236,099
Greenbrier	13,618	629,015

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Griffon	21,335	$890,096
H&E Equipment Services	14,456	702,272
Hawaiian Holdings *	21,780	252,430
Healthcare Services Group	31,957	402,978
Heartland Express	20,219	330,581
Heidrick & Struggles International	8,472	231,031
Helios Technologies	14,249	900,537
Herc Holdings	12,591	1,685,054
Heritage-Crystal Clean *	6,926	319,081
Hillenbrand	30,914	1,605,673
Hillman Solutions *	78,313	770,600
HireQuest	10,871	271,884
HireRight Holdings *	9,061	97,043
HNI	20,313	590,917
Hub Group, Cl A *	14,408	1,298,593
Hudson Technologies *	20,735	188,481
Huron Consulting Group *	9,216	871,557
Hyliion Holdings *	1	2
Hyster-Yale Materials Handling	4,864	232,305
IBEX Holdings *	4,114	81,663
ICF International	8,057	947,423
IES Holdings *	4,002	229,395
Innodata *	13,030	167,175
INNOVATE *	1	2
Insperity	15,754	1,853,458
Insteel Industries	8,043	259,387
Interface, Cl A	27,420	267,893
Janus International Group *	37,320	426,194
JELD-WEN Holding *	38,292	681,981
JetBlue Airways *	148,031	1,150,201
Joby Aviation *	125,888	1,126,698
John Bean Technologies	13,995	1,729,922
Kadant	5,255	1,171,077
Kaman	11,908	272,574
Karat Packaging	2,468	50,174
Kelly Services, Cl A	15,165	277,823
Kennametal	35,331	1,076,889
Kforce	8,608	546,092
Korn Ferry	23,748	1,251,045

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kratos Defense & Security Solutions *	54,050	$815,614
LanzaTech Global *	12,547	81,305
Legalzoom.com *	45,944	702,024
Leonardo DRS *	23,520	392,549
Limbach Holdings *	5,032	132,945
Lindsay	4,831	640,252
Liquidity Services *	10,657	178,824
LSI Industries	13,278	167,303
Manitowoc *	15,417	279,356
Marten Transport	25,386	575,247
Masonite International *	9,960	1,041,318
Masterbrand *	58,972	728,304
Matson	17,367	1,623,120
Matthews International, Cl A	13,233	607,395
Maximus	26,688	2,235,387
Mayville Engineering *	6,468	78,198
McGrath RentCorp	10,552	1,017,002
Microvast Holdings *	1	3
Miller Industries	4,955	187,993
MillerKnoll	32,658	639,117
Mistras Group *	12,261	94,900
Montrose Environmental Group *	11,833	478,882
Moog, Cl A	12,512	1,319,265
MRC Global *	35,535	401,190
Mueller Industries	24,705	2,002,587
Mueller Water Products, Cl A	67,989	1,093,943
MYR Group *	7,137	1,017,451
National Presto Industries	2,302	180,270
NEXTracker, Cl A *	23,346	988,703
Nikola *	1	3
NL Industries	3,258	18,896
Northwest Pipe *	4,289	139,736
NOW *	47,435	540,285
NuScale Power *	23,636	179,161
NV5 Global *	5,921	648,646
Omega Flex	1,477	132,221
OPENLANE *	51,286	805,190
PAM Transportation Services *	3,245	83,916
Pangaea Logistics Solutions	19,278	134,368

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Park Aerospace	8,145	$118,347
Park-Ohio Holdings	4,962	95,618
Parsons *	18,592	918,817
Performant Financial *	97,357	298,886
PGT Innovations *	24,789	709,213
Pitney Bowes	1	4
Planet Labs PBC *	64,369	239,453
Powell Industries	4,181	254,121
Preformed Line Products	1,339	232,330
Primoris Services	22,811	724,477
Proterra *	1	2
Proto Labs *	11,886	394,021
Quad *	13,714	81,187
Quanex Building Products	14,485	407,608
Radiant Logistics *	15,950	122,815
Red Violet *	3,900	80,769
Redwire *	1	4
Resideo Technologies *	62,962	1,178,649
Resources Connection	13,731	219,421
REV Group	14,491	187,369
Rocket Lab USA *	126,379	931,413
Rush Enterprises, Cl A	18,220	1,178,470
Rush Enterprises, Cl B	2,921	200,702
RXO *	52,084	1,148,452
SES AI *	1	3
Shoals Technologies Group, Cl A *	76,228	1,978,879
Shyft Group	14,946	215,671
Simpson Manufacturing	18,846	2,977,668
Skillsoft *	1	1
SkyWest *	21,369	940,022
SKYX Platforms *	1	2
Southland Holdings *	4,176	33,283
SP Plus *	9,931	381,847
Spirit Airlines	46,763	855,763
SPX Technologies *	19,110	1,616,897
Standex International	5,121	760,827
Steelcase, Cl A	35,295	302,478
Stem *	67,907	480,102
Sterling Check *	9,977	119,824

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sterling Infrastructure *	12,626	$757,434
Sun Country Airlines Holdings *	20,133	434,067
SunPower, Cl A *	35,155	346,980
Tennant	8,162	654,919
Terex	29,525	1,731,051
Terran Orbital *	1	1
Thermon Group Holdings *	14,348	396,148
Titan International *	21,947	274,118
Titan Machinery *	8,921	284,758
TPI Composites *	15,204	90,312
Transcat *	3,071	257,595
TriNet Group *	16,734	1,760,919
Trinity Industries	35,809	938,912
Triumph Group *	27,685	350,215
TrueBlue *	14,853	222,052
TTEC Holdings	8,333	286,989
TuSimple Holdings, Cl A *	1	2
Tutor Perini *	17,003	143,675
UFP Industries	26,366	2,709,370
UniFirst	6,714	1,089,682
Universal Logistics Holdings	3,432	106,701
Upwork *	51,547	537,635
V2X *	5,145	264,762
Velo3D *	1	2
Veritiv	6,132	859,277
Verra Mobility, Cl A *	63,779	1,338,721
Viad *	8,779	247,656
Vicor *	9,482	874,904
Virgin Galactic Holdings *	132,037	565,118
VSE	4,679	251,496
Wabash National	21,091	499,435
Watts Water Technologies, Cl A	12,071	2,251,604
Werner Enterprises	27,539	1,294,884
Willdan Group *	5,110	103,120
Willis Lease Finance *	1,765	74,642
Xometry, Cl A *	15,010	311,608
Zurn Elkay Water Solutions	65,852	2,004,535
		180,557,633

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.2%
8x8 *	46,188	$218,931
908 Devices *	11,175	77,778
A10 Networks	28,192	437,540
ACI Worldwide *	49,474	1,147,302
ACM Research, Cl A *	22,050	288,855
Adeia	44,483	534,686
ADTRAN Holdings	33,615	327,074
Advanced Energy Industries	16,629	2,081,618
Aehr Test Systems *	11,914	621,434
Aeva Technologies *	1	1
Agilysys *	8,973	660,682
Akoustis Technologies *	1	2
Alarm.com Holdings *	20,951	1,156,705
Alkami Technology *	16,191	273,304
Alpha & Omega Semiconductor *	9,427	309,960
Altair Engineering, Cl A *	22,981	1,722,196
Ambarella *	16,255	1,355,992
American Software, Cl A	17,436	201,037
Amkor Technology	44,188	1,285,429
Amplitude, Cl A *	25,695	297,548
Appfolio, Cl A *	8,579	1,549,282
Appian, Cl A *	17,572	905,309
Applied Digital *	31,997	306,531
Arlo Technologies *	34,752	394,783
Asana, Cl A *	35,063	851,330
Atomera *	8,145	70,291
Aurora Innovation, Cl A *	1	3
AvePoint *	71,041	440,454
Aviat Networks *	4,839	147,928
Avid Technology *	15,484	369,139
Axcelis Technologies *	14,429	2,892,726
Badger Meter	12,919	2,126,984
Bel Fuse, Cl B	4,995	267,982
Belden	18,711	1,808,231
Benchmark Electronics	15,071	399,532
BigBear.ai Holdings *	1	2
BigCommerce Holdings *	26,674	288,346
Blackbaud *	21,352	1,611,008
BlackLine *	24,481	1,421,856

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Box, Cl A *	60,700	$1,896,875
Braze, Cl A *	15,716	714,449
Brightcove *	16,833	75,580
C3.ai, Cl A *	31,482	1,322,244
Calix *	25,117	1,133,028
Cambium Networks *	5,073	82,183
Cerence *	18,060	502,249
CEVA *	9,734	264,375
Cipher Mining *	1	4
Cleanspark *	28,001	168,286
Clear Secure, Cl A	37,585	891,140
Clearfield *	5,859	273,850
Climb Global Solutions	2,289	110,742
Cohu *	20,449	892,599
CommScope Holding *	95,899	431,545
CommVault Systems *	19,384	1,510,595
CompoSecure *	3,243	24,063
Comtech Telecommunications	11,670	118,567
Consensus Cloud Solutions *	8,198	265,697
CoreCard *	4,063	97,634
Corsair Gaming *	21,337	394,308
Couchbase *	12,715	212,213
CPI Card Group *	2,815	68,714
Credo Technology Group Holding *	42,942	728,726
CS Disco *	9,381	91,371
CTS	14,312	638,745
CXApp *	2,862	19,147
Daktronics *	20,802	149,566
Digi International *	14,962	627,357
Digimarc *	5,918	175,173
Digital Turbine *	42,333	458,890
DigitalOcean Holdings *	32,291	1,599,050
Diodes *	19,674	1,858,996
Domo, Cl B *	13,879	248,018
DZS *	7,059	26,612
E2open Parent Holdings *	81,823	421,388
Eastman Kodak *	19,992	109,756
Ebix	11,454	354,616
eGain *	8,688	64,031

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Enfusion, Cl A *	13,916	$150,989
EngageSmart *	22,590	428,306
Envestnet *	24,320	1,507,354
ePlus *	11,669	657,548
Everbridge *	17,541	540,964
EverCommerce *	11,639	135,944
Evolv Technologies Holdings *	53,199	350,049
Expensify, Cl A *	27,194	219,184
Extreme Networks *	62,219	1,654,403
FARO Technologies *	7,967	132,173
Fastly, Cl A *	62,068	1,140,189
ForgeRock, Cl A *	19,681	406,413
FormFactor *	33,596	1,248,427
Freshworks, Cl A *	72,520	1,353,223
Grid Dynamics Holdings *	22,933	238,962
Hackett Group	11,682	271,607
Harmonic *	49,665	741,002
Ichor Holdings *	12,094	468,280
Immersion	16,991	119,956
Impinj *	10,370	690,849
Infinera *	103,987	467,942
Information Services Group	14,756	75,993
Insight Enterprises *	14,260	2,091,799
Instructure Holdings *	7,265	197,390
Intapp *	6,294	258,432
InterDigital	13,103	1,214,517
inTEST *	5,620	118,919
Intevac *	17,403	62,303
IonQ *	72,938	1,404,056
Iteris *	24,043	100,019
Itron *	19,651	1,545,944
Jamf Holding *	31,902	692,911
Kaltura *	1	2
Kimball Electronics *	10,579	308,695
Knowles *	38,547	704,254
KVH Industries *	10,540	90,222
Lightwave Logic *	46,256	310,840
LivePerson *	30,368	144,248
LiveRamp Holdings *	28,895	824,663

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
LiveVox Holdings *	1	$3
Luna Innovations *	16,509	149,241
MACOM Technology Solutions Holdings *	24,972	1,746,042
Marathon Digital Holdings *	75,675	1,314,475
Matterport *	1	3
Maxeon Solar Technologies *	11,941	294,823
MaxLinear, Cl A *	31,854	785,838
MeridianLink *	10,014	223,713
Methode Electronics	15,615	525,289
MicroStrategy, Cl A *	4,861	2,128,535
MicroVision *	72,069	288,276
Mirion Technologies, Cl A *	90,717	684,913
Mitek Systems *	17,749	181,217
Model N *	16,087	536,019
N-able *	31,448	442,473
Napco Security Technologies	13,870	519,848
Navitas Semiconductor, Cl A *	47,419	501,693
NETGEAR *	12,489	170,350
NetScout Systems *	29,782	832,407
NextNav *	1	3
nLight *	21,409	308,290
Novanta *	15,802	2,795,374
NVE	2,336	185,035
Olo, Cl A *	45,630	358,652
ON24	17,331	153,379
OneSpan *	19,473	267,559
Onto Innovation *	22,633	2,813,735
OSI Systems *	7,017	836,637
PagerDuty *	37,549	973,270
PAR Technology *	12,379	428,190
PC Connection	4,792	231,981
PDF Solutions *	13,056	600,445
Perficient *	14,885	949,514
Photronics *	26,355	697,090
Plexus *	12,740	1,254,763
Power Integrations	25,026	2,431,026
PowerSchool Holdings, Cl A *	25,754	622,474
Presto Automation *	6,289	25,030
Progress Software	18,658	1,120,599

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PROS Holdings *	19,724	$749,512
Q2 Holdings *	24,400	865,468
Qualys *	16,811	2,333,367
Rackspace Technology *	1	2
Rambus *	47,807	2,993,196
Rapid7 *	25,705	1,180,117
Ribbon Communications *	1	3
Richardson Electronics	6,540	90,252
Rimini Street *	18,972	51,604
Riot Platforms *	92,389	1,711,044
Rockley Photonics Holdings *(B)	1	—
Rogers *	8,314	1,401,824
Sanmina *	26,208	1,610,744
ScanSource *	10,823	325,664
SEMrush Holdings, Cl A *	16,387	173,866
Semtech *	27,729	809,687
Silicon Laboratories *	14,325	2,136,430
SiTime *	7,580	977,896
SkyWater Technology *	8,716	85,242
SMART Global Holdings *	20,931	556,765
SmartRent, Cl A *	1	4
SolarWinds *	19,934	210,104
SoundHound AI, Cl A *	67,414	157,075
SoundThinking *	3,947	89,676
Sprinklr, Cl A *	39,848	559,466
Sprout Social, Cl A *	22,319	1,275,308
SPS Commerce *	16,523	2,980,584
Squarespace, Cl A *	20,391	675,758
Super Micro Computer *	20,447	6,753,031
Synaptics *	17,955	1,621,516
Tenable Holdings *	49,403	2,403,950
Terawulf *	1	3
Thoughtworks Holding *	43,664	309,578
Transphorm *	1	3
TTM Technologies *	43,575	625,737
Tucows, Cl A *	4,255	131,437
Turtle Beach *	6,960	78,300
Ultra Clean Holdings *	19,413	739,635
Unisys *	27,150	147,696

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Varonis Systems, Cl B *	47,402	$1,360,437
Veeco Instruments *	22,298	627,912
Verint Systems *	28,348	1,059,365
Veritone *	12,286	56,700
Viant Technology, Cl A *	5,227	25,299
Viavi Solutions *	99,736	1,084,130
Vishay Intertechnology	56,286	1,584,451
Vishay Precision Group *	5,452	203,959
Weave Communications *	18,813	225,756
Workiva, Cl A *	21,809	2,296,270
X4 Pharmaceuticals *	1	2
Xerox Holdings	51,039	815,603
Xperi *	17,793	233,444
Yext *	47,751	464,140
Zeta Global Holdings, Cl A *	61,566	567,639
Zuora, Cl A *	55,764	654,112
		147,390,111
Materials — 3.1%
5E Advanced Materials *	14,391	50,512
AdvanSix	11,582	464,554
Alpha Metallurgical Resources	7,727	1,338,471
American Vanguard	12,698	229,326
Amyris *	1	1
Arconic *	45,175	1,350,281
Aspen Aerogels *	22,539	187,975
ATI *	57,198	2,727,201
Avient	40,261	1,631,778
Balchem	14,064	1,894,983
Cabot	24,567	1,744,257
Carpenter Technology	20,825	1,246,585
Century Aluminum *	23,105	214,877
Chase	3,301	415,563
Clearwater Paper *	7,291	234,989
Coeur Mining *	1	3
Commercial Metals	52,333	2,994,494
Compass Minerals International	15,031	569,224
Constellium, Cl A *	54,345	1,037,446

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Contango ORE *	2,407	$44,770
Core Molding Technologies *	4,496	108,444
Dakota Gold *	1	3
Danimer Scientific *	1	3
Ecovyst *	42,014	516,352
FutureFuel	10,690	103,907
Glatfelter *	1	3
Greif, Cl A	11,092	820,475
Greif, Cl B	2,562	202,577
Hawkins	8,416	393,448
Haynes International	5,345	268,105
HB Fuller	23,515	1,740,815
Hecla Mining	261,889	1,508,481
Ingevity *	16,683	1,068,046
Innospec	10,777	1,154,648
Intrepid Potash *	4,844	133,210
Ivanhoe Electric *	21,410	348,127
Kaiser Aluminum	6,979	566,695
Knife River *	22,858	993,637
Koppers Holdings	8,967	343,077
Kronos Worldwide	9,880	92,378
Livent *	80,131	1,972,825
LSB Industries *	31,613	353,117
Materion	8,936	1,064,635
Mativ Holdings	23,562	370,866
Minerals Technologies	14,092	864,544
Myers Industries	15,525	304,445
O-I Glass, Cl I *	67,657	1,553,405
Olympic Steel	4,186	233,537
Origin Materials *	44,035	197,277
Pactiv Evergreen	17,919	154,283
Perimeter Solutions *	72,652	403,945
Perpetua Resources *	22,514	85,103
Piedmont Lithium *	8,891	487,760
PureCycle Technologies *	58,498	692,616
Quaker Chemical	6,097	1,221,717
Ramaco Resources, Cl A	9,303	85,588
Ramaco Resources, Cl B *	1,861	26,476
Ranpak Holdings, Cl A *	16,427	105,297

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Rayonier Advanced Materials *	33,362	$157,802
Ryerson Holding	9,456	401,785
Schnitzer Steel Industries, Cl A	11,153	403,850
Sensient Technologies	18,244	1,168,346
Stepan	9,311	892,180
Summit Materials, Cl A *	51,675	1,869,602
SunCoke Energy	34,209	303,776
Sylvamo	15,510	761,076
TimkenSteel *	19,789	461,084
Tredegar	14,086	97,475
TriMas	18,403	474,061
Trinseo	16,171	284,933
Tronox Holdings, Cl A	50,293	668,394
United States Lime & Minerals	1,086	223,292
Valhi	1,238	18,991
Warrior Met Coal	22,469	994,253
Worthington Industries	13,943	1,040,427
		49,138,484
Real Estate — 4.1%
Acadia Realty Trust ‡	40,066	629,437
Alexander & Baldwin ‡	31,743	609,466
Alexander's ‡	1,086	210,000
Alpine Income Property Trust ‡	7,199	122,311
American Assets Trust ‡	21,540	484,650
American Realty Investors *	597	11,283
Anywhere Real Estate *	47,614	399,005
Apartment Investment and Management, Cl A ‡	62,105	517,335
Apple Hospitality REIT ‡	93,508	1,449,374
Armada Hoffler Properties ‡	29,002	360,205
Braemar Hotels & Resorts ‡	25,066	92,744
Brandywine Realty Trust ‡	69,877	352,879
Broadstone Net Lease, Cl A ‡	82,973	1,352,460
BRT Apartments ‡	5,263	102,471
CareTrust ‡	43,745	909,459
CBL & Associates Properties ‡	11,506	250,486
Centerspace ‡	6,501	403,907
Chatham Lodging Trust ‡	20,787	199,555

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
City Office REIT ‡	17,733	$97,000
Clipper Realty ‡	4,887	31,277
Community Healthcare Trust ‡	10,279	362,232
Compass, Cl A *	120,912	506,621
Corporate Office Properties Trust ‡	49,025	1,274,650
CTO Realty Growth ‡	10,455	182,963
Cushman & Wakefield *	70,065	688,739
DiamondRock Hospitality ‡	88,446	751,791
DigitalBridge Group	71,187	1,140,416
Diversified Healthcare Trust ‡	1	2
Douglas Elliman	1	2
Douglas Emmett ‡	76,594	1,125,932
Easterly Government Properties, Cl A ‡	39,196	578,533
Elme Communities ‡	38,221	621,091
Empire State Realty Trust, Cl A ‡	58,337	522,116
Equity Commonwealth ‡	45,930	899,769
Essential Properties Realty Trust ‡	66,318	1,628,107
eXp World Holdings	30,921	771,170
Farmland Partners ‡	23,223	266,832
Forestar Group *	7,939	234,042
Four Corners Property Trust ‡	36,627	963,290
FRP Holdings *	2,952	169,356
Getty Realty ‡	18,993	613,854
Gladstone Commercial ‡	16,943	225,342
Gladstone Land ‡	13,603	227,714
Global Medical REIT ‡	28,630	283,437
Global Net Lease ‡	44,824	479,169
Hersha Hospitality Trust, Cl A ‡	13,405	83,915
Hudson Pacific Properties ‡	66,013	387,496
Independence Realty Trust ‡	97,555	1,662,337
Innovative Industrial Properties, Cl A ‡	12,176	964,704
InvenTrust Properties ‡	29,630	721,194
JBG SMITH Properties ‡	50,735	848,797
Kennedy-Wilson Holdings	51,531	850,261
Kite Realty Group Trust ‡	94,557	2,163,464
LTC Properties ‡	17,920	601,395
LXP Industrial Trust ‡	129,633	1,305,404
Macerich ‡	93,786	1,195,771
Marcus & Millichap	11,849	434,621

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Maui Land & Pineapple *	4,821	$71,881
National Health Investors ‡	18,564	1,019,349
Necessity Retail ‡	52,589	373,382
NETSTREIT ‡	26,555	475,069
Newmark Group, Cl A	66,614	460,969
NexPoint Diversified Real Estate Trust ‡	15,536	181,616
NexPoint Residential Trust ‡	10,229	425,117
Office Properties Income Trust ‡	20,542	158,173
One Liberty Properties ‡	7,069	144,420
Opendoor Technologies *	1	5
Orion Office REIT ‡	23,633	153,614
Outfront Media ‡	63,758	985,699
Paramount Group ‡	76,766	402,254
Peakstone Realty Trust ‡	12,950	328,153
Pebblebrook Hotel Trust ‡	57,218	884,018
Phillips Edison ‡	51,787	1,828,599
Physicians Realty Trust ‡	101,740	1,499,648
Piedmont Office Realty Trust, Cl A ‡	50,702	377,223
Plymouth Industrial REIT ‡	17,374	395,606
Postal Realty Trust, Cl A ‡	7,799	117,531
PotlatchDeltic ‡	35,185	1,886,972
RE/MAX Holdings, Cl A	8,170	161,031
Redfin *	42,897	642,597
Retail Opportunity Investments ‡	51,789	762,852
RLJ Lodging Trust ‡	69,770	718,631
RMR Group, Cl A	6,799	160,320
RPT Realty ‡	38,494	418,430
Ryman Hospitality Properties ‡	25,618	2,441,139
Sabra Health Care ‡	101,067	1,312,860
Safehold ‡	21,188	523,979
Saul Centers ‡	5,174	199,458
Service Properties Trust ‡	67,705	574,815
SITE Centers ‡	86,001	1,208,314
SL Green Realty ‡	29,848	1,125,568
St. Joe	15,510	984,575
Star Holdings *	8,885	138,517
Stratus Properties	2,367	67,175
Summit Hotel Properties ‡	42,897	276,257
Sunstone Hotel Investors ‡	91,604	933,445

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Tanger Factory Outlet Centers ‡	44,256	$1,036,033
Tejon Ranch *	9,310	163,949
Terreno Realty ‡	35,727	2,120,040
Transcontinental Realty Investors *	700	24,493
UMH Properties ‡	22,462	373,992
Uniti Group ‡	100,452	560,522
Universal Health Realty Income Trust ‡	5,622	268,338
Urban Edge Properties ‡	48,989	833,303
Urstadt Biddle Properties, Cl A ‡	12,950	293,706
Veris Residential ‡ *	37,541	701,266
Whitestone REIT, Cl B ‡	19,005	196,132
Xenia Hotels & Resorts ‡	50,014	635,178
		66,348,046
Utilities — 1.9%
ALLETE	25,343	1,455,449
Altus Power, Cl A *	42,422	288,894
American States Water	16,339	1,444,531
Artesian Resources, Cl A	3,576	162,923
Avista	32,227	1,245,251
Black Hills	28,909	1,744,080
Cadiz *	23,468	97,158
California Water Service Group	24,613	1,304,981
Chesapeake Utilities	7,621	901,107
Genie Energy, Cl B	10,363	138,968
Global Water Resources	5,430	68,961
MGE Energy	15,852	1,271,964
Middlesex Water	7,610	611,996
Montauk Renewables *	27,801	243,259
New Jersey Resources	42,431	1,896,666
Northwest Natural Holding	15,526	667,152
NorthWestern	26,564	1,500,069
ONE Gas	23,734	1,878,071
Ormat Technologies	23,604	1,919,005
Otter Tail	17,896	1,449,755
PNM Resources	37,727	1,690,924
Portland General Electric	43,136	2,056,293
Pure Cycle *	8,145	100,346

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
RGC Resources	4,567	$91,888
SJW Group	13,931	981,578
Southwest Gas Holdings	29,224	1,927,031
Spire	22,221	1,412,589
Sunnova Energy International *	42,615	752,581
Unitil	7,036	366,153
York Water	6,145	253,973
		29,923,596
TOTAL UNITED STATES		1,080,459,301
TOTAL COMMON STOCK
(Cost $1,033,941,371)		1,113,213,841

EXCHANGE TRADED FUND — 33.2%(A)(C)
Vanguard Russell 2000 ETF(D)	6,641,197	533,354,531

	Number of
	Rights
RIGHTS — 0.0%(A)
United States — 0.0%
CinCor Pharma# *(B)	15,984	48,911
Jounce Therapeutics# *(B)	1	—
OmniAb CVR# *(B)	2,421	49
OmniAb CVR# *(B)	2,421	48
TOTAL RIGHTS
(Cost $–)		49,008
TOTAL INVESTMENTS — 102.5%
(Cost $1,510,734,124)		$1,646,617,380

WRITTEN OPTIONS— (2.7)%
(Premiums Received $(31,699,128))		$(43,184,600)

Percentages are based on Net Assets of $1,605,755,314.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (2.7)%
Call Options
Russell 2000 Index	(8,210)	$(1,617,370,000)	$1,970.00	08/18/23	$(43,184,600)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $1,646,617,380.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,113,158,011	$55,830	$—	^	$1,113,213,841
Exchange Traded Fund	533,354,531	—	—		533,354,531
Rights	—	—	49,008		49,008
Total Investments in Securities	$1,646,512,542	$55,830	$49,008		$1,646,617,380

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(43,184,600)	$—	$—	$(43,184,600)
Total Other Financial Instruments	$(43,184,600)	$—	$—	$(43,184,600)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call ETF

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
10/31/22	Cost	Sales	(Depreciation)	(Loss)	7/31/23	Income	Gains

Vanguard Russell 2000 ETF
$444,049,022	$530,497,199	$(492,546,374)	$52,738,752	$(1,384,068)	$533,354,531	$5,164,522	$-

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 8.9%
Communication Services — 0.1%
REA Group	54	$5,732
Telstra Group	4,678	13,429
		19,161
Consumer Discretionary — 0.7%
Aristocrat Leisure	810	21,467
Flutter Entertainment *	189	37,696
Wesfarmers	1,378	46,103
		105,266
Consumer Staples — 0.7%
Coles Group	2,688	32,948
Endeavour Group	2,580	10,570
Woolworths Group	2,430	63,238
		106,756
Energy — 0.5%
Santos	3,666	19,664
Woodside Energy Group	2,151	55,064
		74,728
Financials — 2.6%
ANZ Group Holdings	3,431	59,533
ASX	218	9,124
Commonwealth Bank of Australia	1,902	135,485
Macquarie Group	409	48,234
National Australia Bank	3,553	68,043
QBE Insurance Group	1,697	18,033
Suncorp Group	1,437	13,779
Westpac Banking	3,954	59,523
		411,754
Health Care — 0.8%
Cochlear	313	50,447
EBOS Group	766	18,377
Sonic Healthcare	2,283	54,075
		122,899

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Brambles	1,908	$18,090
Computershare	687	11,610
Transurban Group	4,215	40,730
		70,430
Information Technology — 0.1%
WiseTech Global	202	11,678
Materials — 2.7%
BHP Group	5,843	181,156
Fortescue Metals Group	1,986	29,014
Glencore	11,610	70,739
Newcrest Mining	1,016	18,081
Rio Tinto	433	34,158
Rio Tinto PLC	1,234	81,768
South32	5,476	14,317
		429,233
Real Estate — 0.2%
Goodman Group ‡	1,923	26,616
Scentre Group ‡	5,899	11,170
		37,786
Utilities — 0.1%
APA Group	1,311	8,834
TOTAL AUSTRALIA		1,398,525
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	164	1,251
Energy — 0.1%
OMV	164	7,414
Financials — 0.2%
BAWAG Group	96	4,689
Erste Group Bank	410	15,542
Raiffeisen Bank International *	162	2,629
		22,860

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
ANDRITZ	106	$5,617
Strabag	21	884
		6,501
Utilities — 0.0%
EVN	13	309
Verbund	43	3,572
		3,881
TOTAL AUSTRIA		41,907
BELGIUM — 1.4%
Consumer Discretionary — 0.0%
D'ieteren Group	24	4,199
Consumer Staples — 0.7%
Anheuser-Busch InBev	1,999	114,718
Financials — 0.3%
Groupe Bruxelles Lambert	116	9,406
KBC Group	379	28,582
		37,988
Health Care — 0.3%
UCB	604	53,621
Materials — 0.1%
Solvay	83	9,984
Utilities — 0.0%
Elia Group	41	5,058
TOTAL BELGIUM		225,568
BRAZIL — 0.0%
Materials — 0.0%
Yara International	191	7,824
CHINA — 1.1%
Consumer Discretionary — 0.7%
Chow Tai Fook Jewellery Group	2,800	4,862

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Prosus	1,410	$111,977
		116,839
Consumer Staples — 0.2%
Budweiser Brewing APAC	3,500	8,482
Wilmar International	6,312	18,349
		26,831
Financials — 0.1%
BOC Hong Kong Holdings	4,200	12,764
Health Care — 0.0%
China Evergrande New Energy Vehicle Group *	5,700	1,447
Utilities — 0.1%
ENN Energy Holdings	800	9,617
TOTAL CHINA		167,498
DENMARK — 1.2%
Health Care — 0.4%
Coloplast, Cl B	568	70,789
Industrials — 0.7%
AP Moller - Maersk, Cl A	4	8,066
AP Moller - Maersk, Cl B	7	14,431
DSV	243	48,785
Vestas Wind Systems *	1,376	36,977
		108,259
Utilities — 0.1%
Orsted	218	19,067
TOTAL DENMARK		198,115
FINLAND — 0.9%
Energy — 0.1%
Neste	486	17,929
Financials — 0.4%
Nordea Bank Abp	3,634	41,184

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sampo, Cl A	543	$24,001
		65,185
Industrials — 0.2%
Kone, Cl B	546	28,077
Information Technology — 0.2%
Nokia	6,225	24,557
TOTAL FINLAND		135,748
FRANCE — 11.2%
Communication Services — 0.0%
Adevinta, Cl B *	326	2,415
Consumer Discretionary — 2.8%
Christian Dior	4	3,537
Hermes International	42	93,378
Kering	87	50,225
LVMH Moet Hennessy Louis Vuitton	317	296,417
		443,557
Consumer Staples — 2.6%
Danone	1,271	77,816
L'Oreal	507	236,566
Pernod Ricard	409	90,459
		404,841
Energy — 1.0%
TotalEnergies	2,621	159,689
Financials — 1.1%
AXA	2,197	67,751
BNP Paribas	1,280	84,704
Credit Agricole	1,540	19,163
		171,618
Health Care — 1.9%
EssilorLuxottica	1,481	298,718

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Vinci	719	$84,648
Information Technology — 0.4%
Capgemini	183	33,261
Dassault Systemes	803	34,427
		67,688
Materials — 0.7%
Air Liquide	604	108,788
Utilities — 0.2%
Engie	2,139	35,168
TOTAL FRANCE		1,777,130
GERMANY — 7.9%
Communication Services — 0.6%
Deutsche Telekom	3,937	86,129
Consumer Discretionary — 1.1%
adidas	216	43,820
Bayerische Motoren Werke	393	48,036
Mercedes-Benz Group	947	75,844
Volkswagen	35	5,613
		173,313
Consumer Staples — 0.3%
Beiersdorf	198	25,716
Henkel & KGaA	198	13,871
		39,587
Financials — 1.3%
Allianz	455	109,061
Deutsche Boerse	216	41,509
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	154	58,171
		208,741
Health Care — 0.5%
Siemens Healthineers	1,349	78,561

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.7%
Daimler Truck Holding	694	$26,130
DHL Group	1,330	68,510
Hapag-Lloyd	10	2,287
Siemens	1,010	172,582
		269,509
Information Technology — 1.5%
Infineon Technologies	1,516	66,859
SAP	1,268	173,915
		240,774
Materials — 0.4%
BASF	1,071	57,589
Real Estate — 0.1%
Vonovia	868	20,327
Utilities — 0.4%
E.ON	2,596	32,930
RWE	768	33,133
		66,063
TOTAL GERMANY		1,240,593
HONG KONG — 2.3%
Financials — 1.6%
AIA Group	13,165	130,659
Hang Seng Bank	780	11,872
Hong Kong Exchanges & Clearing	1,394	58,236
Prudential	3,142	43,762
		244,529
Industrials — 0.2%
MTR	1,900	8,734
Techtronic Industries	2,432	27,458
		36,192
Real Estate — 0.3%
CK Asset Holdings	2,000	11,540
Henderson Land Development	1,700	5,232
Link REIT ‡	2,800	15,672

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sun Hung Kai Properties	1,590	$19,888
		52,332
Utilities — 0.2%
CK Infrastructure Holdings	800	4,232
CLP Holdings	1,800	14,645
Hong Kong & China Gas	12,110	10,357
		29,234
TOTAL HONG KONG		362,287
IRELAND — 0.3%
Materials — 0.3%
CRH	862	51,492
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,233	2,968
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	98	4,415
Consumer Staples — 0.0%
Strauss Group *	107	2,530
Energy — 0.0%
Delek Group	8	1,133
Financials — 0.3%
Bank Hapoalim	1,382	12,328
Bank Leumi Le-Israel	1,717	13,764
First International Bank of Israel	57	2,419
Israel Discount Bank, Cl A	1,385	7,368
Mizrahi Tefahot Bank	162	5,872
Phoenix Holdings	129	1,331
		43,082
Industrials — 0.0%
Ashtrom Group	80	1,209
Shapir Engineering and Industry	197	1,411

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ZIM Integrated Shipping Services	98	$1,484
		4,104
Information Technology — 0.3%
Check Point Software Technologies *	114	15,072
Nice *	72	15,622
Nova *	33	4,115
Tower Semiconductor *	129	4,799
Wix.com *	66	6,225
		45,833
Materials — 0.0%
Israel	5	1,563
Real Estate — 0.1%
Airport City *	92	1,391
Alony Hetz Properties & Investments	215	1,813
Amot Investments	245	1,319
Azrieli Group	29	1,656
Big Shopping Centers *	14	1,322
Melisron	27	1,791
Mivne Real Estate KD	553	1,464
		10,756
TOTAL ISRAEL		116,384
ITALY — 2.1%
Consumer Discretionary — 0.3%
Ferrari	155	49,799
PRADA	600	4,251
		54,050
Consumer Staples — 0.1%
Davide Campari-Milano	1,070	14,428
Energy — 0.3%
Eni	2,837	43,428
Financials — 0.9%
Assicurazioni Generali	1,360	29,060
Intesa Sanpaolo	18,534	53,722

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
UniCredit	2,217	$56,220
		139,002
Utilities — 0.5%
Enel	8,917	61,663
Snam	2,354	12,411
Terna - Rete Elettrica Nazionale	1,599	13,554
		87,628
TOTAL ITALY		338,536
JAPAN — 26.6%
Communication Services — 1.8%
Dentsu Group	280	9,365
KDDI	1,753	51,660
Konami Group	110	6,170
Nexon	518	9,882
Nintendo	1,274	57,836
Nippon Telegraph & Telephone	33,025	37,864
SoftBank	3,102	34,452
SoftBank Group	1,141	58,158
Toho	164	6,395
Z Holdings	2,963	8,254
		280,036
Consumer Discretionary — 4.5%
Aisin	216	7,016
Bandai Namco Holdings	810	18,323
Bridgestone	754	31,273
Denso	613	42,631
Fast Retailing	229	57,315
Honda Motor	2,094	66,513
Isuzu Motors	685	8,881
Nissan Motor	2,883	12,642
Nitori Holdings	106	13,022
Oriental Land	1,380	52,935
Pan Pacific International Holdings	667	13,187
Panasonic Holdings	2,849	35,292
Rakuten Group	1,926	7,525
Sekisui House	819	16,711
Shimano	108	16,381

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Subaru	762	$14,408
Sumitomo Electric Industries	966	12,374
Suzuki Motor	610	24,459
Toyota Motor	15,232	255,796
Yamaha	214	8,284
ZOZO	174	3,395
		718,363
Consumer Staples — 2.3%
Aeon	1,727	37,414
Asahi Group Holdings	1,013	39,891
Japan Tobacco	2,198	48,778
Kao	972	36,956
Kirin Holdings	1,626	24,062
Kobe Bussan	302	8,052
Nissin Foods Holdings	168	14,189
Seven & i Holdings	1,595	66,155
Shiseido	799	35,035
Suntory Beverage & Food	274	9,760
Unicharm	925	34,290
Yakult Honsha	323	17,957
		372,539
Energy — 0.2%
ENEOS Holdings	3,589	13,019
Idemitsu Kosan	250	5,279
Inpex	1,173	15,129
		33,427
Financials — 2.8%
Dai-ichi Life Holdings	1,120	22,904
Japan Exchange Group	607	10,576
Japan Post Bank	1,629	13,564
Mitsubishi UFJ Financial Group	13,636	109,986
Mizuho Financial Group	2,860	48,391
MS&AD Insurance Group Holdings	545	20,299
Nomura Holdings	3,389	13,990
ORIX	1,313	25,238
Resona Holdings	2,720	14,825
Sompo Holdings	395	17,490

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sumitomo Mitsui Financial Group	1,532	$72,179
Sumitomo Mitsui Trust Holdings	434	16,883
Tokio Marine Holdings	2,244	51,472
		437,797
Health Care — 4.4%
Eisai	1,403	88,635
Hoya	1,689	196,503
Kyowa Kirin	1,273	24,335
M3	2,070	47,539
Otsuka Holdings	2,740	100,764
Shionogi	1,410	58,869
Sysmex	804	54,466
Terumo	3,640	119,156
		690,267
Industrials — 5.5%
ANA Holdings *	204	4,890
Central Japan Railway	271	34,590
Daifuku	486	10,382
Daikin Industries	394	79,560
East Japan Railway	485	27,489
FANUC	1,325	40,548
Hankyu Hanshin Holdings	329	10,932
ITOCHU	1,995	80,738
Japan Airlines	193	4,178
Komatsu	1,277	35,628
Kubota	1,537	23,199
Marubeni	2,290	40,512
MINEBEA MITSUMI	547	10,118
MISUMI Group	380	6,939
Mitsubishi Electric	2,899	41,849
Mitsui	2,026	79,012
Mitsui OSK Lines	470	12,157
MonotaRO	328	4,008
NIDEC CORP	707	42,063
Nippon Yusen	678	16,454
Recruit Holdings	2,272	78,884
Secom	277	18,586
SG Holdings	682	9,958

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	86	$44,882
Sumitomo	1,660	35,600
Tokyu	848	10,770
Toshiba	574	18,539
Toyota Industries	266	19,209
West Japan Railway	308	12,666
Yaskawa Electric	363	15,766
		870,106
Information Technology — 3.3%
Advantest	222	30,508
Canon	1,234	31,901
Disco	111	20,812
Fujitsu	217	28,079
Keyence	231	103,664
Kyocera	393	21,144
Lasertec	90	13,603
Murata Manufacturing	759	44,473
NEC	324	16,380
Nomura Research Institute	514	14,583
NTT Data Group	672	9,343
Obic	74	12,120
Omron	227	12,178
Oracle Japan	52	3,651
Renesas Electronics *	1,622	31,457
Rohm	110	10,297
TDK	438	16,761
TIS	250	6,340
Tokyo Electron	543	81,194
Trend Micro	160	7,556
		516,044
Materials — 1.1%
Asahi Kasei	1,633	11,130
Mitsubishi Chemical Group	1,560	9,327
Nippon Paint Holdings	1,199	10,987
Nippon Sanso Holdings	267	6,450
Nippon Steel	1,092	24,948
Nitto Denko	172	12,227
Shin-Etsu Chemical	2,350	77,391

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sumitomo Metal Mining	326	$11,275
Toray Industries	1,953	10,931
		174,666
Real Estate — 0.5%
Daiwa House Industry	764	20,767
Mitsubishi Estate	1,409	17,226
Mitsui Fudosan	1,084	22,267
Nippon Building Fund ‡	2	8,389
Sumitomo Realty & Development	550	14,733
		83,382
Utilities — 0.2%
Chubu Electric Power	875	10,978
Osaka Gas	487	7,671
Tokyo Gas	447	10,146
		28,795
TOTAL JAPAN		4,205,422
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	652	18,906
MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	2,120	15,386
Sands China *	3,000	11,444
TOTAL MACAO		26,830
NETHERLANDS — 6.5%
Communication Services — 0.1%
Universal Music Group	835	21,478
Consumer Staples — 0.7%
Heineken	475	46,684
Koninklijke Ahold Delhaize	1,986	68,722
		115,406

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.5%
Shell	7,962	$242,381
Financials — 0.9%
Adyen *	35	65,208
EXOR	132	12,362
ING Groep	4,078	59,709
		137,279
Health Care — 0.9%
Argenx *	271	136,547
Industrials — 0.3%
Wolters Kluwer	349	43,943
Information Technology — 2.1%
ASML Holding	468	336,531
TOTAL NETHERLANDS		1,033,565
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,153	6,941
Health Care — 0.3%
Fisher & Paykel Healthcare	2,767	42,311
Industrials — 0.1%
Auckland International Airport *	1,606	8,396
Mainfreight	123	5,194
		13,590
Information Technology — 0.1%
Xero *	158	13,011
Utilities — 0.1%
Infratil	902	5,585
Mercury NZ	718	2,945
Meridian Energy	1,392	4,890
		13,420
TOTAL NEW ZEALAND		89,273

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.8%
Communication Services — 0.0%
Telenor	731	$7,840
Consumer Staples — 0.2%
Mowi	946	16,668
Orkla	1,572	12,444
Salmar	137	6,342
		35,454
Energy — 0.3%
Aker BP	330	9,241
Equinor	1,162	35,423
Var Energi	345	1,054
		45,718
Financials — 0.2%
DNB Bank	1,040	21,496
Gjensidige Forsikring	218	3,452
		24,948
Materials — 0.1%
Norsk Hydro	1,600	10,502
TOTAL NORWAY		124,462
PORTUGAL — 0.1%
Utilities — 0.1%
EDP - Energias de Portugal	3,298	15,454
SINGAPORE — 1.8%
Communication Services — 0.3%
Sea ADR *	410	27,273
Singapore Telecommunications	7,890	15,806
		43,079
Financials — 0.9%
DBS Group Holdings	2,035	52,507
Oversea-Chinese Banking	4,594	46,016
United Overseas Bank	1,779	40,328
		138,851

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Grab Holdings, Cl A *	2,709	$10,376
Jardine Cycle & Carriage	100	2,582
Keppel	1,900	10,560
Singapore Airlines	1,763	9,998
Singapore Technologies Engineering	1,828	5,135
		38,651
Information Technology — 0.3%
STMicroelectronics	745	39,953
Real Estate — 0.1%
CapitaLand Ascendas REIT ‡	3,713	7,858
CapitaLand Integrated Commercial Trust ‡	5,234	8,041
CapitaLand Investment	2,529	6,476
		22,375
TOTAL SINGAPORE		282,909
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,560	48,052
SPAIN — 2.5%
Communication Services — 0.4%
Cellnex Telecom	673	27,559
Telefonica	6,553	28,011
		55,570
Consumer Discretionary — 0.6%
Amadeus IT Group	546	39,262
Industria de Diseno Textil	1,379	52,925
		92,187
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria	6,901	54,859
Banco Santander	18,928	76,871
CaixaBank	4,550	18,406
		150,136
Utilities — 0.6%
EDP Renovaveis	336	6,435

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Iberdrola	6,891	$86,271
Naturgy Energy Group	198	6,056
		98,762
TOTAL SPAIN		396,655
SWEDEN — 3.4%
Communication Services — 0.0%
Embracer Group, Cl B *	1,031	2,968
Telia	2,854	6,147
		9,115
Consumer Discretionary — 0.3%
Evolution	233	28,783
H & M Hennes & Mauritz, Cl B	868	14,605
Volvo Car, Cl B *	598	2,959
		46,347
Consumer Staples — 0.2%
Essity, Cl B	1,210	30,044
Financials — 0.9%
EQT	345	8,254
Industrivarden, Cl A	218	6,199
Industrivarden, Cl C	212	6,015
Investor, Cl A	626	12,732
Investor, Cl B	2,082	42,591
L E Lundbergforetagen, Cl B	58	2,560
Skandinaviska Enskilda Banken, Cl A	1,890	22,943
Skandinaviska Enskilda Banken, Cl C	4	51
Svenska Handelsbanken, Cl A	1,753	15,415
Svenska Handelsbanken, Cl B	52	568
Swedbank, Cl A	1,052	19,318
		136,646
Industrials — 1.6%
Alfa Laval	385	14,433
Assa Abloy, Cl B	1,315	31,663
Atlas Copco, Cl A	3,415	48,653
Atlas Copco, Cl B	2,114	26,145
Epiroc, Cl A	824	16,476

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Epiroc, Cl B	529	$9,002
Investment Latour, Cl B	166	3,349
Nibe Industrier, Cl B	2,077	18,727
Sandvik	1,478	30,074
Volvo, Cl A	242	5,495
Volvo, Cl B	2,118	46,774
		250,791
Information Technology — 0.3%
Hexagon, Cl B	2,441	23,684
Telefonaktiebolaget LM Ericsson, Cl B	3,459	17,411
		41,095
Materials — 0.1%
Boliden	334	9,857
Svenska Cellulosa, Cl B	713	9,486
		19,343
Real Estate — 0.0%
Akelius Residential Property, Cl D	213	424
TOTAL SWEDEN		533,805
SWITZERLAND — 4.5%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	633	102,451
Financials — 1.1%
UBS Group	4,174	92,812
Zurich Insurance Group	170	82,524
		175,336
Health Care — 1.3%
Alcon	2,430	207,553
Industrials — 0.7%
ABB	2,309	92,855
Kuehne + Nagel International	77	24,197
		117,052

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
DSM-Firmenich	238	$26,372
Givaudan	9	30,514
Sika	180	56,210
		113,096
TOTAL SWITZERLAND		715,488
UNITED KINGDOM — 7.7%
Communication Services — 0.3%
BT Group, Cl A	7,522	11,807
Vodafone Group	30,041	28,769
		40,576
Consumer Discretionary — 0.4%
Compass Group	2,165	56,464
Consumer Staples — 2.2%
Associated British Foods	690	18,200
Coca-Cola Europacific Partners	405	25,673
Diageo	4,693	205,150
Imperial Brands	1,929	45,655
Tesco	14,788	49,090
		343,768
Energy — 0.8%
BP	20,464	127,174
Financials — 2.4%
Barclays	16,623	33,143
HSBC Holdings	22,902	190,445
Legal & General Group	6,805	20,436
Lloyds Banking Group	76,742	44,369
London Stock Exchange Group	430	46,817
NatWest Group	5,659	17,788
Standard Chartered	2,810	27,022
		380,020
Industrials — 1.1%
Ashtead Group	608	45,075
CK Hutchison Holdings	3,620	22,327
CNH Industrial	1,300	18,791

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RELX	2,659	$89,636
		175,829
Utilities — 0.5%
National Grid	4,473	59,365
SSE	1,198	25,981
		85,346
TOTAL UNITED KINGDOM		1,209,177
UNITED STATES — 5.9%
Communication Services — 0.1%
Spotify Technology *	157	23,457
Consumer Discretionary — 0.3%
Stellantis	2,659	54,658
Consumer Staples — 0.3%
Haleon	10,141	43,880
Energy — 0.1%
Tenaris	537	8,958
Health Care — 3.4%
CSL	2,347	424,672
ICON *	398	100,061
Inmode *	321	13,774
		538,507
Industrials — 1.2%
Experian	1,319	51,066
Schneider Electric	771	137,744
		188,810
Information Technology — 0.1%
CyberArk Software *	43	7,138
Monday.com *	19	3,435
		10,573
Materials — 0.4%
Holcim	663	46,349

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
James Hardie Industries *	537	$15,734
		62,083
TOTAL UNITED STATES		930,926
TOTAL COMMON STOCK
(Cost $14,548,936)		15,692,531

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	73	8,226
Dr Ing hc F Porsche (A)	72	8,827
Volkswagen (A)	221	29,376
		46,429
Consumer Staples — 0.2%
Henkel & KGaA (A)	358	27,701
TOTAL GERMANY		74,130
TOTAL PREFERRED STOCK
(Cost $81,506)		74,130
TOTAL INVESTMENTS — 99.8%
(Cost $14,630,442)		$15,766,661

Percentages are based on Net Assets of $15,792,861.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.2%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	358	$443,222
CHINA — 1.1%
Consumer Discretionary — 0.6%
JD.com ADR	3,215	132,812
PDD Holdings ADR *	4,356	391,256
		524,068
Information Technology — 0.5%
NXP Semiconductors	1,855	413,628
TOTAL CHINA		937,696
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	627	449,189
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	4,222	302,717
UNITED STATES — 98.7%
Communication Services — 15.8%
Alphabet, Cl A *	19,846	2,633,961
Alphabet, Cl C *	19,621	2,611,751
Charter Communications, Cl A *	1,077	436,390
Comcast, Cl A	29,780	1,347,843
Electronic Arts	1,942	264,792
Meta Platforms, Cl A *	10,360	3,300,696
Netflix *	3,181	1,396,364
Sirius XM Holdings	27,513	140,316
T-Mobile US *	8,590	1,183,444
Trade Desk, Cl A *	3,169	289,203
Warner Bros Discovery *	17,345	226,699
		13,831,459
Consumer Discretionary — 12.8%
Airbnb, Cl A *	2,947	448,504

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	34,280	$4,582,551
Booking Holdings *	265	787,262
eBay	3,800	169,138
Lucid Group *	16,066	122,262
Lululemon Athletica *	873	330,457
Marriott International, Cl A	2,176	439,139
O'Reilly Automotive *	433	400,867
Ross Stores	2,438	279,492
Starbucks	8,204	833,280
Tesla *	10,586	2,831,014
		11,223,966
Consumer Staples — 6.7%
Costco Wholesale	3,175	1,780,127
Dollar Tree *	1,569	242,144
Keurig Dr Pepper	10,017	340,678
Kraft Heinz	8,757	316,828
Mondelez International, Cl A	9,742	722,174
Monster Beverage *	7,475	429,738
PepsiCo	9,867	1,849,668
Walgreens Boots Alliance	6,134	183,836
		5,865,193
Energy — 0.5%
Baker Hughes, Cl A	7,215	258,225
Diamondback Energy	1,286	189,453
		447,678
Financials — 0.7%
PayPal Holdings *	7,977	604,816
Health Care — 6.6%
Align Technology *	545	205,950
Amgen	3,822	894,921
Biogen *	1,031	278,566
Dexcom *	2,767	344,658
GE HealthCare Technologies	3,242	252,876
Gilead Sciences	8,922	679,321
IDEXX Laboratories *	593	328,955
Illumina *	1,127	216,553

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	2,506	$812,946
Moderna *	2,721	320,153
Regeneron Pharmaceuticals *	773	573,497
Seagen *	1,335	256,026
Vertex Pharmaceuticals *	1,842	649,010
		5,813,432
Industrials — 4.9%
Automatic Data Processing	2,956	730,900
Cintas	725	363,979
Copart *	3,405	300,968
CSX	14,525	483,973
Fastenal	4,066	238,308
Honeywell International	4,766	925,224
Old Dominion Freight Line	784	328,880
PACCAR	3,728	321,093
Paychex	2,570	322,458
Verisk Analytics, Cl A	1,030	235,808
		4,251,591
Information Technology — 49.2%
Adobe *	3,286	1,794,715
Advanced Micro Devices *	11,531	1,319,146
Analog Devices	3,588	715,914
ANSYS *	617	211,076
Apple	52,564	10,326,198
Applied Materials	6,010	911,056
Atlassian, Cl A *	1,082	196,859
Autodesk *	1,528	323,921
Broadcom	2,988	2,685,166
Cadence Design Systems *	1,947	455,618
Cisco Systems	29,182	1,518,631
Cognizant Technology Solutions, Cl A	3,616	238,765
Crowdstrike Holdings, Cl A *	1,595	257,848
Datadog, Cl A *	2,110	246,279
Enphase Energy *	973	147,731
Fortinet *	5,608	435,854
GLOBALFOUNDRIES *	3,903	248,582
Intel	29,852	1,067,806
Intuit	2,006	1,026,470

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	979	$503,157
Lam Research	960	689,750
Marvell Technology	6,140	399,898
Microchip Technology	3,894	365,802
Micron Technology	7,819	558,198
Microsoft	24,849	8,347,276
NVIDIA	8,253	3,856,544
ON Semiconductor *	3,080	331,870
Palo Alto Networks *	2,186	546,413
QUALCOMM	7,973	1,053,791
Synopsys *	1,089	492,010
Texas Instruments	6,497	1,169,460
Workday, Cl A *	1,471	348,818
Zoom Video Communications, Cl A *	1,777	130,343
Zscaler *	1,028	164,871
		43,085,836
Real Estate — 0.3%
CoStar Group *	2,913	244,605
Utilities — 1.2%
American Electric Power	3,673	311,250
Constellation Energy	2,311	223,358
Exelon	7,093	296,913
Xcel Energy	3,922	246,027
		1,077,548
TOTAL UNITED STATES		86,446,124
TOTAL COMMON STOCK
(Cost $76,323,141)		88,578,948
TOTAL INVESTMENTS — 101.2%
(Cost $76,323,141)		$88,578,948

WRITTEN OPTIONS— (1.4)%
(Premiums Received $(922,395))		$(1,186,220)

Percentages are based on Net Assets of $87,562,630.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
Nasdaq-100	(28)	$(43,330,000)	$15,475.00	08/18/23	$(1,186,220)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $88,578,948.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$88,578,948	$—	$—	$88,578,948
Total Investments in Securities	$88,578,948	$—	$—	$88,578,948

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,186,220)	$—	$—	$(1,186,220)
Total Other Financial Instruments	$(1,186,220)	$—	$—	$(1,186,220)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.8%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	375	$83,618
UNITED STATES — 100.6%
Communication Services — 8.8%
Activision Blizzard	1,046	97,027
Alphabet, Cl A *	8,670	1,150,682
Alphabet, Cl C *	7,448	991,403
AT&T	10,248	148,801
Charter Communications, Cl A *	145	58,753
Comcast, Cl A	6,111	276,584
Electronic Arts	397	54,131
Fox, Cl A	417	13,949
Fox, Cl B	200	6,282
Interpublic Group	594	20,333
Live Nation Entertainment *	197	17,287
Match Group *	414	19,255
Meta Platforms, Cl A *	3,242	1,032,901
Netflix*	650	285,330
News, Cl A	594	11,773
News, Cl B	198	3,982
Omnicom Group	290	24,540
Paramount Global, Cl B	741	11,878
Take-Two Interactive Software *	252	38,541
T-Mobile US *	846	116,553
Verizon Communications	6,196	211,160
Walt Disney *	2,676	237,870
Warner Bros Discovery *	3,419	44,686
		4,873,701
Consumer Discretionary — 10.7%
Advance Auto Parts	93	6,918
Amazon.com *	13,008	1,738,909
Aptiv *	397	43,468
AutoZone *	27	67,006
Bath & Body Works	394	14,602
Best Buy	312	25,912
Booking Holdings *	54	160,423
BorgWarner	391	18,181

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	326	$19,241
CarMax *	262	21,644
Carnival *	1,408	26,527
Chipotle Mexican Grill, Cl A *	40	78,491
Darden Restaurants	168	28,379
Domino's Pizza	57	22,614
DR Horton	453	57,540
eBay	818	36,409
Etsy *	195	19,822
Expedia Group *	233	28,549
Ford Motor	5,730	75,693
Garmin	236	24,990
General Motors	2,065	79,234
Genuine Parts	219	34,103
Hasbro	199	12,847
Hilton Worldwide Holdings	390	60,641
Home Depot	1,480	494,083
Las Vegas Sands	524	31,340
Lennar, Cl A	393	49,844
LKQ	398	21,806
Lowe's	884	207,095
Marriott International, Cl A	378	76,284
McDonald's	1,067	312,844
MGM Resorts International	506	25,690
Mohawk Industries *	69	7,337
Newell Brands	593	6,618
NIKE, Cl B	1,812	200,027
Norwegian Cruise Line Holdings *	584	12,889
NVR *	4	25,226
O'Reilly Automotive *	89	82,395
Pool	63	24,239
PulteGroup	301	25,401
Ralph Lauren, Cl A	48	6,304
Ross Stores	483	55,371
Royal Caribbean Cruises *	334	36,443
Starbucks	1,670	169,622
Tapestry	398	17,174
Tesla *	3,930	1,051,000
TJX	1,677	145,111

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	139	$31,135
Ulta Beauty *	72	32,026
VF	502	9,945
Whirlpool	73	10,531
Wynn Resorts	157	17,110
Yum! Brands	427	58,785
		5,945,818
Consumer Staples — 6.7%
Altria Group	2,611	118,592
Archer-Daniels-Midland	760	64,570
Brown-Forman, Cl B	264	18,638
Bunge	230	24,994
Campbell Soup	336	15,395
Church & Dwight	342	32,719
Clorox	195	29,539
Coca-Cola	5,728	354,735
Colgate-Palmolive	1,202	91,665
Conagra Brands	654	21,458
Constellation Brands, Cl A	244	66,563
Costco Wholesale	648	363,314
Dollar General	323	54,542
Dollar Tree *	293	45,219
Estee Lauder, Cl A	330	59,400
General Mills	846	63,230
Hershey	224	51,813
Hormel Foods	398	16,270
J M Smucker	162	24,405
Kellogg	396	26,488
Keurig Dr Pepper	1,206	41,016
Kimberly-Clark	478	61,710
Kraft Heinz	1,196	43,271
Kroger	931	45,284
Lamb Weston Holdings	200	20,726
McCormick	393	35,166
Molson Coors Beverage, Cl B	287	20,024
Mondelez International, Cl A	1,996	147,963
Monster Beverage *	1,098	63,124
PepsiCo	2,014	377,544
Philip Morris International	2,269	226,265

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	3,409	$532,827
Sysco	690	52,654
Target	697	95,120
Tyson Foods, Cl A	451	25,130
Walgreens Boots Alliance	1,117	33,476
Walmart	2,048	327,393
		3,692,242
Energy — 4.3%
APA	448	18,140
Baker Hughes, Cl A	1,517	54,293
Chevron	2,566	419,952
ConocoPhillips	1,775	208,953
Coterra Energy	1,187	32,690
Devon Energy	915	49,410
Diamondback Energy	286	42,134
EOG Resources	859	113,843
EQT	584	24,633
Exxon Mobil	5,885	631,107
Halliburton	1,391	54,360
Hess	399	60,540
Kinder Morgan	2,681	47,481
Marathon Oil	1,007	26,454
Marathon Petroleum	618	82,206
Occidental Petroleum	1,044	65,908
ONEOK	653	43,777
Phillips 66	698	77,862
Pioneer Natural Resources	333	75,148
Schlumberger	2,013	117,438
Targa Resources	358	29,352
Valero Energy	515	66,389
Williams	1,669	57,497
		2,399,567
Financials — 12.6%
Aflac	794	57,438
Allstate	404	45,523
American Express	879	148,446
American International Group	1,052	63,415
Ameriprise Financial	149	51,919

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon, Cl A	287	$91,410
Arch Capital Group *	497	38,612
Arthur J Gallagher	283	60,788
Assurant	65	8,743
Bank of America	10,188	326,016
Bank of New York Mellon	1,036	46,993
Berkshire Hathaway, Cl B *	2,609	918,264
BlackRock, Cl A	220	162,547
Brown & Brown	376	26,489
Capital One Financial	523	61,201
Cboe Global Markets	158	22,069
Charles Schwab	2,171	143,503
Chubb	603	123,259
Cincinnati Financial	230	24,743
Citigroup	2,836	135,164
Citizens Financial Group	769	24,808
CME Group, Cl A	517	102,862
Comerica	198	10,684
Discover Financial Services	361	38,104
Everest Group Ltd	63	22,712
FactSet Research Systems	56	24,362
Fidelity National Information Services	858	51,806
Fifth Third Bancorp	1,021	29,711
Fiserv *	892	112,579
FleetCor Technologies *	93	23,149
Franklin Resources	396	11,579
Global Payments	348	38,367
Globe Life	110	12,339
Goldman Sachs Group	486	172,953
Hartford Financial Services Group	445	31,987
Huntington Bancshares	2,264	27,711
Intercontinental Exchange	818	93,906
Invesco	652	10,954
Jack Henry & Associates	87	14,579
JPMorgan Chase	4,244	670,382
KeyCorp	1,520	18,711
Lincoln National	212	5,945
Loews	223	13,971
M&T Bank	259	36,224

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	61	$16,422
Marsh & McLennan	716	134,909
Mastercard, Cl A	1,223	482,204
MetLife	920	57,932
Moody's	240	84,660
Morgan Stanley	1,902	174,147
MSCI, Cl A	107	58,645
Nasdaq	521	26,305
Northern Trust	324	25,959
PayPal Holdings *	1,634	123,890
PNC Financial Services Group	578	79,122
Principal Financial Group	354	28,274
Progressive	861	108,469
Prudential Financial	490	47,280
Raymond James Financial	276	30,379
Regions Financial	1,393	28,375
S&P Global	479	188,970
State Street	531	38,466
Synchrony Financial	594	20,517
T Rowe Price Group	290	35,745
Travelers	334	57,652
Truist Financial	2,008	66,706
US Bancorp	2,043	81,066
Visa, Cl A	2,355	559,854
W R Berkley	292	18,014
Wells Fargo	5,509	254,295
Willis Towers Watson	147	31,066
Zions Bancorp	203	7,765
		7,024,015
Health Care — 13.2%
Abbott Laboratories	2,555	284,448
AbbVie	2,579	385,767
Agilent Technologies	431	52,483
Align Technology *	104	39,301
AmerisourceBergen	237	44,295
Amgen	783	183,339
Baxter International	783	35,415
Becton Dickinson	417	116,185
Biogen *	215	58,091

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	34	$13,782
Bio-Techne	212	17,681
Boston Scientific *	2,032	105,359
Bristol-Myers Squibb	3,075	191,234
Cardinal Health	392	35,856
Catalent *	263	12,761
Centene *	791	53,859
Charles River Laboratories International *	81	16,973
Cigna Group	436	128,664
Cooper	76	29,736
CVS Health	1,815	135,562
Danaher	957	244,092
DaVita *	68	6,935
DENTSPLY SIRONA	269	11,169
Dexcom *	568	70,750
Edwards Lifesciences *	870	71,401
Elevance Health	342	161,297
Eli Lilly	1,140	518,187
GE HealthCare Technologies	562	43,836
Gilead Sciences	1,831	139,412
HCA Healthcare	290	79,115
Henry Schein *	200	15,758
Hologic *	314	24,938
Humana	184	84,057
IDEXX Laboratories *	112	62,130
Illumina *	239	45,924
Incyte *	287	18,288
Insulet *	101	27,952
Intuitive Surgical *	512	166,093
IQVIA Holdings *	280	62,653
Johnson & Johnson	3,795	635,776
Laboratory Corp of America Holdings	118	25,244
McKesson	203	81,687
Medtronic	1,948	170,957
Merck	3,734	398,231
Mettler-Toledo International *	32	40,239
Moderna *	478	56,241
Molina Healthcare *	94	28,622
Organon	393	8,638

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	8,324	$300,163
Quest Diagnostics	177	23,932
Regeneron Pharmaceuticals *	158	117,222
ResMed	225	50,029
Revvity	196	24,098
STERIS	134	30,224
Stryker	484	137,170
Teleflex	75	18,838
Thermo Fisher Scientific	565	309,993
UnitedHealth Group	1,353	685,119
Universal Health Services, Cl B	91	12,645
Vertex Pharmaceuticals *	375	132,128
Viatris, Cl W	1,976	20,807
Waters *	96	26,516
West Pharmaceutical Services	108	39,748
Zimmer Biomet Holdings	289	39,925
Zoetis, Cl A	675	126,961
		7,335,931
Industrials — 8.5%
3M	780	86,970
A O Smith	198	14,381
Alaska Air Group *	198	9,629
Allegion	105	12,270
American Airlines Group *	979	16,398
AMETEK	325	51,545
Automatic Data Processing	604	149,345
Axon Enterprise *	92	17,106
Boeing *	826	197,290
Broadridge Financial Solutions	143	24,013
Carrier Global	1,207	71,877
Caterpillar	735	194,900
Ceridian HCM Holding *	233	16,499
CH Robinson Worldwide	198	19,836
Cintas	117	58,739
Copart *	662	58,514
CSX	2,964	98,760
Cummins	207	53,986
Deere	395	169,692
Delta Air Lines	980	45,335

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover	221	$32,259
Eaton	566	116,211
Emerson Electric	849	77,556
Equifax	173	35,306
Expeditors International of Washington	236	30,043
Fastenal	824	48,295
FedEx	338	91,243
Fortive	496	38,862
Generac Holdings *	84	12,911
General Dynamics	326	72,887
General Electric	1,568	179,128
Honeywell International	975	189,277
Howmet Aerospace	594	30,377
Huntington Ingalls Industries	63	14,469
IDEX	96	21,678
Illinois Tool Works	394	103,748
Ingersoll Rand	592	38,640
Jacobs Solutions	198	24,831
JB Hunt Transport Services	118	24,065
Johnson Controls International	961	66,838
L3Harris Technologies	276	52,299
Leidos Holdings	198	18,519
Lockheed Martin	323	144,178
Masco	340	20,631
Nordson	86	21,638
Norfolk Southern	330	77,085
Northrop Grumman	209	93,005
Old Dominion Freight Line	131	54,953
Otis Worldwide	622	56,577
PACCAR	724	62,358
Parker-Hannifin	178	72,982
Paychex	443	55,583
Paycom Software	78	28,763
Pentair	248	17,236
Quanta Services	221	44,558
Republic Services, Cl A	303	45,786
Robert Half	110	8,156
Rockwell Automation	162	54,479
Rollins	393	16,046

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	2,142	$188,346
Snap-On	85	23,157
Southwest Airlines	925	31,598
Stanley Black & Decker	224	22,236
Textron	320	24,886
Trane Technologies	323	64,419
TransDigm Group	76	68,379
Union Pacific	884	205,106
United Airlines Holdings *	467	25,363
United Parcel Service, Cl B	1,071	200,416
United Rentals	88	40,892
Verisk Analytics, Cl A	209	47,848
Waste Management	533	87,300
Westinghouse Air Brake Technologies	272	32,216
WW Grainger	65	48,002
Xylem	336	37,884
		4,708,589
Information Technology — 28.2%
Accenture, Cl A	902	285,348
Adobe *	670	365,934
Advanced Micro Devices *	2,368	270,899
Akamai Technologies *	243	22,963
Amphenol, Cl A	871	76,918
Analog Devices	714	142,464
ANSYS *	119	40,710
Apple	21,606	4,244,499
Applied Materials	1,235	187,214
Arista Networks *	357	55,367
Autodesk *	309	65,505
Broadcom	609	547,278
Cadence Design Systems *	398	93,136
CDW	198	37,040
Cisco Systems	6,014	312,969
Cognizant Technology Solutions, Cl A	686	45,297
Corning	1,180	40,049
DXC Technology *	396	10,949
Enphase Energy *	211	32,036
EPAM Systems *	93	22,023
F5 *	96	15,191

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	36	$30,167
First Solar *	143	29,658
Fortinet *	986	76,632
Gartner *	115	40,663
Gen Digital	997	19,392
Hewlett Packard Enterprise	1,826	31,736
HP	1,261	41,399
Intel	6,008	214,906
International Business Machines	1,296	186,857
Intuit	413	211,332
Juniper Networks	503	13,983
Keysight Technologies *	270	43,492
KLA	198	101,762
Lam Research	195	140,106
Microchip Technology	827	77,688
Micron Technology	1,576	112,511
Microsoft	10,877	3,653,802
Monolithic Power Systems	66	36,926
Motorola Solutions	245	70,224
NetApp	284	22,155
NVIDIA	3,616	1,689,721
ON Semiconductor *	608	65,512
Oracle	2,249	263,650
Palo Alto Networks *	447	111,732
PTC *	162	23,621
Qorvo *	158	17,383
QUALCOMM	1,649	217,948
Roper Technologies	152	74,944
Salesforce *	1,446	325,364
Seagate Technology Holdings	335	21,272
ServiceNow *	298	173,734
Skyworks Solutions	245	28,021
SolarEdge Technologies *	94	22,697
Synopsys *	222	100,300
TE Connectivity	471	67,584
Teledyne Technologies *	76	29,224
Teradyne	243	27,444
Texas Instruments	1,328	239,040
Trimble *	394	21,197

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	67	$26,574
VeriSign *	123	25,947
Western Digital *	542	23,068
Zebra Technologies, Cl A *	83	25,561
		15,690,718
Materials — 2.5%
Air Products & Chemicals	316	96,484
Albemarle	178	37,786
Amcor	2,034	20,869
Avery Dennison	103	18,953
Ball	489	28,699
Celanese, Cl A	125	15,674
CF Industries Holdings	284	23,311
Corteva	1,031	58,179
Dow	1,024	57,825
DuPont de Nemours	674	52,323
Eastman Chemical	198	16,945
Ecolab	344	63,000
FMC	198	19,054
Freeport-McMoRan	2,159	96,399
International Flavors & Fragrances	394	33,336
International Paper	594	21,420
Linde	716	279,720
LyondellBasell Industries, Cl A	396	39,149
Martin Marietta Materials	90	40,181
Mosaic	564	22,989
Newmont	1,140	48,929
Nucor	359	61,780
Packaging Corp of America	119	18,249
PPG Industries	314	45,185
Sealed Air	200	9,124
Sherwin-Williams	331	91,521
Steel Dynamics	247	26,325
Vulcan Materials	198	43,659
Westrock	397	13,216
		1,400,284
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	225	28,278

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
American Tower ‡	681	$129,601
AvalonBay Communities ‡	219	41,314
Boston Properties ‡	199	13,259
Camden Property Trust ‡	141	15,382
CBRE Group, Cl A *	463	38,573
CoStar Group *	595	49,962
Crown Castle ‡	633	68,548
Digital Realty Trust ‡	446	55,580
Equinix ‡	137	110,959
Equity Residential ‡	472	31,124
Essex Property Trust ‡	103	25,086
Extra Space Storage ‡	271	37,823
Federal Realty Investment Trust ‡	84	8,528
Healthpeak Properties ‡	805	17,573
Host Hotels & Resorts ‡	1,203	22,135
Invitation Homes ‡	903	32,056
Iron Mountain ‡	444	27,262
Kimco Realty ‡	926	18,761
Mid-America Apartment Communities ‡	176	26,340
ProLogis ‡	1,320	164,670
Public Storage ‡	231	65,084
Realty Income ‡	969	59,080
Regency Centers ‡	200	13,106
SBA Communications, Cl A ‡	160	35,032
Simon Property Group ‡	480	59,808
UDR ‡	471	19,254
Ventas ‡	592	28,724
VICI Properties, Cl A ‡	1,585	49,896
Welltower ‡	719	59,066
Weyerhaeuser ‡	1,062	36,172
		1,388,036
Utilities — 2.6%
AES	1,083	23,425
Alliant Energy	395	21,227
Ameren	394	33,754
American Electric Power	710	60,165
American Water Works	284	41,870
Atmos Energy	219	26,655
CenterPoint Energy	980	29,488

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	447	$27,298
Consolidated Edison	488	46,292
Constellation Energy	473	45,715
Dominion Energy	1,213	64,956
DTE Energy	282	32,233
Duke Energy	1,118	104,667
Edison International	585	42,097
Entergy	319	32,761
Evergy	307	18,411
Eversource Energy	525	37,973
Exelon	1,470	61,534
FirstEnergy	807	31,788
NextEra Energy	2,995	219,534
NiSource	595	16,565
NRG Energy	394	14,968
PG&E *	2,189	38,548
Pinnacle West Capital	196	16,233
PPL	1,063	29,264
Public Service Enterprise Group	708	44,689
Sempra	482	71,828
Southern	1,594	115,310
WEC Energy Group	489	43,942
Xcel Energy	844	52,944
		1,446,134
TOTAL UNITED STATES		55,905,035
TOTAL COMMON STOCK
(Cost $54,323,149)		55,988,653
TOTAL INVESTMENTS — 100.8%
(Cost $54,323,149)		$55,988,653

WRITTEN OPTIONS— (0.8)%
(Premiums Received $(386,275))		$(461,770)

Percentages are based on Net Assets of $55,570,552.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
S&P 500 Index	(61)	$(27,724,500)	$4,545.00	08/18/23	$(461,770)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $55,988,653.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,988,653	$—	$—	$55,988,653
Total Investments in Securities	$55,988,653	$—	$—	$55,988,653

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(461,770)	$—	$—	$(461,770)
Total Other Financial Instruments	$(461,770)	$—	$—	$(461,770)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 13.4%
Consumer Discretionary — 4.2%
Magazine Luiza *	19,749	$13,908
MercadoLibre *	86	106,472
		120,380
Financials — 8.6%
NU Holdings, Cl A *	18,648	148,438
Pagseguro Digital, Cl A *	1,703	19,346
StoneCo, Cl A *	1,419	20,561
XP, Cl A *	2,237	60,422
		248,767
Information Technology — 0.6%
TOTVS	2,797	17,386
TOTAL BRAZIL		386,533
CHILE — 0.7%
Consumer Discretionary — 0.7%
Falabella	7,360	20,340
CHINA — 62.7%
Communication Services — 25.4%
Autohome ADR	758	24,233
Baidu ADR *	758	118,240
Bilibili ADR *	2,552	48,667
China Literature *	2,540	11,465
Hello Group ADR	1,009	10,746
iQIYI ADR *	5,685	36,043
Kingsoft	5,850	25,017
NetEase ADR	1,345	146,255
Tencent Holdings	4,813	218,719
Tencent Music Entertainment Group ADR *	10,459	73,108
Weibo ADR	1,380	21,735
		734,228
Consumer Discretionary — 35.1%
Alibaba Group Holding ADR *	2,381	243,243
JD.com ADR	2,349	97,037
Meituan, Cl B *	12,036	225,790

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PDD Holdings ADR *	2,382	$213,951
Tongcheng Travel Holdings *	7,050	16,977
TravelSky Technology, Cl H	16,850	32,193
Trip.com Group ADR *	2,937	120,535
Vipshop Holdings ADR *	3,522	66,319
		1,016,045
Consumer Staples — 1.0%
Alibaba Health Information Technology *	30,800	21,801
Ping An Healthcare and Technology *	3,330	8,732
		30,533
Information Technology — 1.2%
Kingdee International Software Group *	15,250	26,516
Weimob *	13,000	6,985
		33,501
TOTAL CHINA		1,814,307
INDIA — 0.5%
Consumer Discretionary — 0.5%
MakeMyTrip *	476	13,694
INDONESIA — 1.4%
Consumer Discretionary — 1.4%
GoTo Gojek Tokopedia, Cl A *	5,336,100	39,985
POLAND — 0.8%
Consumer Discretionary — 0.8%
Allegro.eu *	2,531	22,379
SOUTH AFRICA — 8.2%
Communication Services — 0.2%
MultiChoice Group	998	4,967
Consumer Discretionary — 8.0%
Naspers, Cl N	1,178	232,776
TOTAL SOUTH AFRICA		237,743

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.8%
Communication Services — 8.0%
Kakao	1,715	$69,023
Krafton *	192	25,878
NAVER	663	118,072
NCSoft	82	17,788
		230,761
Consumer Discretionary — 3.8%
Coupang, Cl A *	6,104	110,787
TOTAL SOUTH KOREA		341,548
URUGUAY — 0.5%
Financials — 0.5%
Dlocal, Cl A *	975	14,791
TOTAL COMMON STOCK
(Cost $4,085,842)		2,891,320
TOTAL INVESTMENTS — 100.0%
(Cost $4,085,842)		$2,891,320

Percentages are based on Net Assets of $2,891,179.

*       Non-income producing security.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.8%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	6	$7,428
CHINA — 1.1%
Consumer Discretionary — 0.6%
JD.com ADR	55	2,272
PDD Holdings ADR *	73	6,557
		8,829
Information Technology — 0.5%
NXP Semiconductors	31	6,912
TOTAL CHINA		15,741
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	11	7,881
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	71	5,091
UNITED STATES — 97.4%
Communication Services — 15.6%
Alphabet, Cl A *	333	44,196
Alphabet, Cl C *	329	43,793
Charter Communications, Cl A *	18	7,293
Comcast, Cl A	500	22,630
Electronic Arts	33	4,500
Meta Platforms, Cl A *	173	55,118
Netflix *	53	23,265
Sirius XM Holdings	465	2,371
T-Mobile US *	144	19,839
Trade Desk, Cl A *	53	4,837
Warner Bros Discovery *	293	3,830
		231,672
Consumer Discretionary — 12.6%
Airbnb, Cl A *	50	7,609

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	575	$76,866
Booking Holdings *	4	11,883
eBay	64	2,849
Lucid Group *	273	2,077
Lululemon Athletica *	15	5,678
Marriott International, Cl A	36	7,265
O'Reilly Automotive *	7	6,481
Ross Stores	41	4,700
Starbucks	138	14,017
Tesla *	177	47,335
		186,760
Consumer Staples — 6.6%
Costco Wholesale	53	29,715
Dollar Tree *	26	4,013
Keurig Dr Pepper	169	5,748
Kraft Heinz	147	5,318
Mondelez International, Cl A	164	12,157
Monster Beverage *	126	7,244
PepsiCo	165	30,931
Walgreens Boots Alliance	104	3,117
		98,243
Energy — 0.5%
Baker Hughes, Cl A	122	4,366
Diamondback Energy	22	3,241
		7,607
Financials — 0.7%
PayPal Holdings *	134	10,160
Health Care — 6.6%
Align Technology *	9	3,401
Amgen	64	14,986
Biogen *	17	4,593
Dexcom *	47	5,854
GE HealthCare Technologies	55	4,290
Gilead Sciences	150	11,421
IDEXX Laboratories *	10	5,547
Illumina *	19	3,651

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	42	$13,625
Moderna *	46	5,412
Regeneron Pharmaceuticals *	13	9,645
Seagen *	22	4,219
Vertex Pharmaceuticals *	31	10,923
		97,567
Industrials — 4.8%
Automatic Data Processing	49	12,116
Cintas	12	6,025
Copart *	57	5,038
CSX	244	8,130
Fastenal	69	4,044
Honeywell International	80	15,531
Old Dominion Freight Line	13	5,453
PACCAR	63	5,426
Paychex	43	5,395
Verisk Analytics, Cl A	17	3,892
		71,050
Information Technology — 48.5%
Adobe *	55	30,039
Advanced Micro Devices *	193	22,079
Analog Devices	60	11,972
ANSYS *	10	3,421
Apple	879	172,680
Applied Materials	101	15,311
Atlassian, Cl A *	18	3,275
Autodesk *	26	5,512
Broadcom	50	44,932
Cadence Design Systems *	33	7,722
Cisco Systems	489	25,448
Cognizant Technology Solutions, Cl A	61	4,028
Crowdstrike Holdings, Cl A *	27	4,365
Datadog, Cl A *	36	4,202
Enphase Energy *	16	2,429
Fortinet *	94	7,306
GLOBALFOUNDRIES *	66	4,204
Intel	501	17,921
Intuit	34	17,398

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	16	$8,223
Lam Research	16	11,496
Marvell Technology	103	6,708
Microchip Technology	66	6,200
Micron Technology	131	9,352
Microsoft	416	139,743
NVIDIA	138	64,486
ON Semiconductor *	52	5,603
Palo Alto Networks *	37	9,248
QUALCOMM	134	17,711
Synopsys *	18	8,132
Texas Instruments	109	19,620
Workday, Cl A *	25	5,928
Zoom Video Communications, Cl A *	30	2,200
Zscaler *	17	2,726
		721,620
Real Estate — 0.3%
CoStar Group *	49	4,115
Utilities — 1.2%
American Electric Power	62	5,254
Constellation Energy	39	3,770
Exelon	119	4,981
Xcel Energy	66	4,140
		18,145
TOTAL UNITED STATES		1,446,939
TOTAL COMMON STOCK
(Cost $1,498,388)		1,483,080

PURCHASED OPTIONS — 0.2%
(Cost $12,352)		2,480
TOTAL INVESTMENTS — 100.0%
(Cost $1,510,740)		$1,485,560

Percentages are based on Net Assets of $1,486,246.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Nasdaq-100® Reduced-Value Index	4	$1,214,336	$3,035.84	09/15/23	$2,480

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $1,483,080.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,483,080	$—	$—	$1,483,080
Purchased Options	2,480	—	—	2,480
Total Investments in Securities	$1,485,560	$—	$—	$1,485,560

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 102.6%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	46	$56,950
CHINA — 1.1%
Consumer Discretionary — 0.6%
JD.com ADR	407	16,813
PDD Holdings ADR *	551	49,491
		66,304
Information Technology — 0.5%
NXP Semiconductors	235	52,400
TOTAL CHINA		118,704
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	79	56,597
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR	534	38,288
UNITED STATES — 100.1%
Communication Services — 16.0%
Alphabet, Cl A *	2,510	333,127
Alphabet, Cl C *	2,480	330,113
Charter Communications, Cl A *	136	55,106
Comcast, Cl A	3,766	170,449
Electronic Arts	246	33,542
Meta Platforms, Cl A *	1,310	417,366
Netflix *	403	176,905
Sirius XM Holdings	3,483	17,763
T-Mobile US *	1,086	149,618
Trade Desk, Cl A *	402	36,687
Warner Bros Discovery *	2,196	28,702
		1,749,378
Consumer Discretionary — 13.0%
Airbnb, Cl A *	372	56,615

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	4,334	$579,369
Booking Holdings *	34	101,007
eBay	481	21,409
Lucid Group *	2,036	15,494
Lululemon Athletica *	111	42,017
Marriott International, Cl A	276	55,700
O'Reilly Automotive *	55	50,919
Ross Stores	308	35,309
Starbucks	1,037	105,328
Tesla *	1,338	357,821
		1,420,988
Consumer Staples — 6.8%
Costco Wholesale	402	225,389
Dollar Tree *	198	30,557
Keurig Dr Pepper	1,267	43,091
Kraft Heinz	1,109	40,124
Mondelez International, Cl A	1,233	91,402
Monster Beverage *	946	54,385
PepsiCo	1,248	233,950
Walgreens Boots Alliance	777	23,287
		742,185
Energy — 0.5%
Baker Hughes, Cl A	912	32,641
Diamondback Energy	164	24,160
		56,801
Financials — 0.7%
PayPal Holdings *	1,009	76,502
Health Care — 6.7%
Align Technology *	69	26,074
Amgen	483	113,095
Biogen *	130	35,125
Dexcom *	350	43,596
GE HealthCare Technologies	410	31,980
Gilead Sciences	1,129	85,962
IDEXX Laboratories *	74	41,050
Illumina *	142	27,285

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	317	$102,835
Moderna *	345	40,593
Regeneron Pharmaceuticals *	98	72,707
Seagen *	169	32,411
Vertex Pharmaceuticals *	233	82,095
		734,808
Industrials — 4.9%
Automatic Data Processing	373	92,228
Cintas	93	46,690
Copart *	431	38,096
CSX	1,838	61,242
Fastenal	516	30,243
Honeywell International	602	116,866
Old Dominion Freight Line	100	41,949
PACCAR	472	40,653
Paychex	325	40,778
Verisk Analytics, Cl A	130	29,762
		538,507
Information Technology — 49.9%
Adobe *	416	227,207
Advanced Micro Devices *	1,457	166,681
Analog Devices	454	90,587
ANSYS *	77	26,342
Apple	6,647	1,305,803
Applied Materials	761	115,360
Atlassian, Cl A *	136	24,744
Autodesk *	193	40,914
Broadcom	377	338,791
Cadence Design Systems *	246	57,566
Cisco Systems	3,691	192,080
Cognizant Technology Solutions, Cl A	458	30,242
Crowdstrike Holdings, Cl A *	201	32,494
Datadog, Cl A *	266	31,047
Enphase Energy *	123	18,675
Fortinet *	710	55,181
GLOBALFOUNDRIES *	493	31,399
Intel	3,776	135,068
Intuit	253	129,460

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	124	$63,730
Lam Research	121	86,937
Marvell Technology	777	50,606
Microchip Technology	492	46,218
Micron Technology	990	70,676
Microsoft	3,141	1,055,125
NVIDIA	1,043	487,383
ON Semiconductor *	391	42,130
Palo Alto Networks *	277	69,239
QUALCOMM	1,009	133,360
Synopsys *	137	61,897
Texas Instruments	822	147,960
Workday, Cl A *	186	44,106
Zoom Video Communications, Cl A *	226	16,577
Zscaler *	130	20,849
		5,446,434
Real Estate — 0.3%
CoStar Group *	368	30,901
Utilities — 1.3%
American Electric Power	465	39,404
Constellation Energy	293	28,319
Exelon	898	37,590
Xcel Energy	496	31,114
		136,427
TOTAL UNITED STATES		10,932,931
TOTAL COMMON STOCK
(Cost $10,234,951)		11,203,470

PURCHASED OPTIONS — 0.1%
(Cost $50,953)		15,147
TOTAL INVESTMENTS — 102.7%
(Cost $10,285,904)		$11,218,617

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

Value
WRITTEN OPTIONS— (2.7)%
(Premiums Received $(232,277))	$(297,015)

Percentages are based on Net Assets of $10,924,119.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Nasdaq-100	6	$8,820,000	$14,700.00	08/18/23	$12,810
Nasdaq-100® Reduced-Value Index	5	1,470,000	2,940.00	08/18/23	2,338
Total Purchased Options		$10,290,000			$15,148

WRITTEN OPTIONS — (2.7)%
Call Options
Nasdaq-100	(6)	$(9,285,000)	15,475.00	08/18/23	$(254,190)
Nasdaq-100® Reduced-Value Index	(5)	(1,547,500)	3,095.00	08/18/23	(42,825)
Total Written Options		$(10,832,500)			$(297,015)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $11,203,470.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,203,470	$—	$—	$11,203,470
Purchased Options	15,147	—	—	15,147
Total Investments in Securities	$11,218,617	$—	$—	$11,218,617

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(297,015)	$—	$—	$(297,015)
Total Other Financial Instruments	$(297,015)	$—	$—	$(297,015)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value

COMMON STOCK — 100.1%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	10	$12,381
CHINA — 1.1%
Consumer Discretionary — 0.6%
JD.com ADR	92	3,800
PDD Holdings ADR *	124	11,138
		14,938
Information Technology — 0.5%
NXP Semiconductors	53	11,818
TOTAL CHINA		26,756
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	18	12,895
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	120	8,604
UNITED STATES — 97.7%
Communication Services — 15.6%
Alphabet, Cl A *	565	74,987
Alphabet, Cl C *	559	74,409
Charter Communications, Cl A *	30	12,156
Comcast, Cl A	848	38,380
Electronic Arts	55	7,499
Meta Platforms, Cl A *	294	93,668
Netflix *	90	39,507
Sirius XM Holdings	785	4,004
T-Mobile US *	245	33,754
Trade Desk, Cl A *	90	8,213
Warner Bros Discovery *	494	6,457
		393,034
Consumer Discretionary — 12.7%
Airbnb, Cl A *	84	12,784

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value

COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	973	$130,071
Booking Holdings *	8	23,766
eBay	108	4,807
Lucid Group *	458	3,485
Lululemon Athletica *	25	9,463
Marriott International, Cl A	62	12,512
O'Reilly Automotive *	12	11,110
Ross Stores	69	7,910
Starbucks	234	23,767
Tesla *	301	80,497
		320,172
Consumer Staples — 6.6%
Costco Wholesale	90	50,460
Dollar Tree *	45	6,945
Keurig Dr Pepper	285	9,693
Kraft Heinz	249	9,009
Mondelez International, Cl A	277	20,534
Monster Beverage *	213	12,245
PepsiCo	281	52,676
Walgreens Boots Alliance	175	5,245
		166,807
Energy — 0.5%
Baker Hughes, Cl A	206	7,373
Diamondback Energy	37	5,451
		12,824
Financials — 0.7%
PayPal Holdings *	227	17,211
Health Care — 6.6%
Align Technology *	15	5,668
Amgen	109	25,522
Biogen *	29	7,836
Dexcom *	79	9,840
GE HealthCare Technologies	92	7,176
Gilead Sciences	254	19,340
IDEXX Laboratories *	17	9,430
Illumina *	32	6,149

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value

COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	71	$23,032
Moderna *	77	9,060
Regeneron Pharmaceuticals *	22	16,322
Seagen *	38	7,288
Vertex Pharmaceuticals *	52	18,322
		164,985
Industrials — 4.8%
Automatic Data Processing	84	20,770
Cintas	20	10,041
Copart *	97	8,574
CSX	414	13,794
Fastenal	116	6,799
Honeywell International	136	26,402
Old Dominion Freight Line	22	9,229
PACCAR	106	9,130
Paychex	73	9,159
Verisk Analytics, Cl A	29	6,639
		120,537
Information Technology — 48.7%
Adobe *	93	50,794
Advanced Micro Devices *	328	37,523
Analog Devices	102	20,352
ANSYS *	18	6,158
Apple	1,493	293,300
Applied Materials	171	25,922
Atlassian, Cl A *	31	5,640
Autodesk *	44	9,328
Broadcom	85	76,385
Cadence Design Systems *	55	12,871
Cisco Systems	831	43,245
Cognizant Technology Solutions, Cl A	103	6,801
Crowdstrike Holdings, Cl A *	45	7,275
Datadog, Cl A *	60	7,003
Enphase Energy *	28	4,251
Fortinet *	160	12,435
GLOBALFOUNDRIES *	111	7,070
Intel	850	30,404
Intuit	57	29,167

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value

COMMON STOCK — continued
Information Technology — continued
KLA	28	$14,391
Lam Research	27	19,399
Marvell Technology	175	11,398
Microchip Technology	111	10,427
Micron Technology	223	15,920
Microsoft	706	237,159
NVIDIA	234	109,346
ON Semiconductor *	88	9,482
Palo Alto Networks *	62	15,497
QUALCOMM	227	30,003
Synopsys *	31	14,006
Texas Instruments	185	33,300
Workday, Cl A *	42	9,959
Zoom Video Communications, Cl A *	51	3,741
Zscaler *	29	4,651
		1,224,603
Real Estate — 0.3%
CoStar Group *	83	6,969
Utilities — 1.2%
American Electric Power	105	8,897
Constellation Energy	66	6,379
Exelon	202	8,456
Xcel Energy	112	7,026
		30,758
TOTAL UNITED STATES		2,457,900
TOTAL COMMON STOCK
(Cost $2,495,454)		2,518,536

PURCHASED OPTIONS — 0.4%
(Cost $38,847)		9,555
TOTAL INVESTMENTS — 100.5%
(Cost $2,534,301)		$2,528,091

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

Value
WRITTEN OPTIONS— (0.6)%
(Premiums Received $(19,067))	$(13,880)

Percentages are based on Net Assets of $2,516,556.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Nasdaq-100	1	$1,517,921	$15,179.21	09/15/23	$6,815
Nasdaq-100® Reduced-Value Index	2	607,168	3,035.84	09/15/23	2,740
Total Purchased Options		$2,125,089			$9,555

WRITTEN OPTIONS — (0.6)%
Call Options
Nasdaq-100	(1)	$(1,517,921)	15,179.21	09/15/23	$(8,700)
Nasdaq-100® Reduced-Value Index	(2)	(607,168)	3,035.84	09/15/23	(5,180)
Total Written Options		$(2,125,089)			$(13,880)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,518,536.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,518,536	$—	$—	$2,518,536
Purchased Options	9,555	—	—	9,555
Total Investments in Securities	$2,528,091	$—	$—	$2,528,091

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(13,880)	$—	$—	$(13,880)
Total Other Financial Instruments	$(13,880)	$—	$—	$(13,880)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.8%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	17	$3,791
UNITED STATES — 99.6%
Communication Services — 8.7%
Activision Blizzard	49	4,545
Alphabet, Cl A *	408	54,150
Alphabet, Cl C *	348	46,322
AT&T	499	7,245
Charter Communications, Cl A *	7	2,836
Comcast, Cl A	289	13,080
Electronic Arts	17	2,318
Fox, Cl A	19	636
Fox, Cl B	7	220
Interpublic Group	24	822
Live Nation Entertainment *	9	790
Match Group *	18	837
Meta Platforms, Cl A *	151	48,109
Netflix *	31	13,608
News, Cl A	21	416
News, Cl B	3	60
Omnicom Group	13	1,100
Paramount Global, Cl B	32	513
Take-Two Interactive Software *	11	1,682
T-Mobile US *	41	5,649
Verizon Communications	294	10,020
Walt Disney *	127	11,289
Warner Bros Discovery *	149	1,947
		228,194
Consumer Discretionary — 10.5%
Advance Auto Parts	5	372
Amazon.com *	612	81,812
Aptiv *	18	1,971
AutoZone *	1	2,482
Bath & Body Works	20	741
Best Buy	14	1,163
Booking Holdings *	3	8,912
BorgWarner	20	930

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	15	$885
CarMax *	10	826
Carnival *	70	1,319
Chipotle Mexican Grill, Cl A *	2	3,925
Darden Restaurants	8	1,351
Domino's Pizza	3	1,190
DR Horton	20	2,540
eBay	39	1,736
Etsy *	10	1,017
Expedia Group *	10	1,225
Ford Motor	263	3,474
Garmin	10	1,059
General Motors	97	3,722
Genuine Parts	9	1,402
Hasbro	7	452
Hilton Worldwide Holdings	18	2,799
Home Depot	70	23,369
Las Vegas Sands	20	1,196
Lennar, Cl A	16	2,029
LKQ	20	1,096
Lowe's	42	9,839
Marriott International, Cl A	18	3,633
McDonald's	51	14,953
MGM Resorts International	21	1,066
Mohawk Industries *	4	425
Newell Brands	19	212
NIKE, Cl B	86	9,494
Norwegian Cruise Line Holdings *	24	530
O'Reilly Automotive *	4	3,703
Pool	3	1,154
PulteGroup	13	1,097
Ralph Lauren, Cl A	3	394
Ross Stores	24	2,751
Royal Caribbean Cruises *	13	1,419
Starbucks	80	8,126
Tapestry	14	604
Tesla *	184	49,207
TJX	81	7,009
Tractor Supply	6	1,344

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	3	$1,334
VF	21	416
Whirlpool	4	577
Wynn Resorts	6	654
Yum! Brands	19	2,616
		277,552
Consumer Staples — 6.6%
Altria Group	126	5,723
Archer-Daniels-Midland	40	3,398
Brown-Forman, Cl B	14	988
Bunge	11	1,195
Campbell Soup	10	458
Church & Dwight	15	1,435
Clorox	8	1,212
Coca-Cola	268	16,597
Colgate-Palmolive	57	4,347
Conagra Brands	30	984
Constellation Brands, Cl A	11	3,001
Costco Wholesale	31	17,381
Dollar General	14	2,364
Dollar Tree *	16	2,469
Estee Lauder, Cl A	15	2,700
General Mills	40	2,990
Hershey	10	2,313
Hormel Foods	19	777
J M Smucker	6	904
Kellogg	20	1,338
Keurig Dr Pepper	57	1,939
Kimberly-Clark	24	3,098
Kraft Heinz	56	2,026
Kroger	46	2,237
Lamb Weston Holdings	9	933
McCormick	16	1,432
Molson Coors Beverage, Cl B	10	698
Mondelez International, Cl A	96	7,116
Monster Beverage *	53	3,047
PepsiCo	96	17,996
Philip Morris International	108	10,770
Procter & Gamble	163	25,477

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	36	$2,747
Target	32	4,367
Tyson Foods, Cl A	19	1,059
Walgreens Boots Alliance	48	1,439
Walmart	95	15,187
		174,142
Energy — 4.3%
APA	21	850
Baker Hughes, Cl A	68	2,434
Chevron	120	19,639
ConocoPhillips	84	9,888
Coterra Energy	48	1,322
Devon Energy	46	2,484
Diamondback Energy	12	1,768
EOG Resources	40	5,301
EQT	25	1,054
Exxon Mobil	278	29,813
Halliburton	60	2,345
Hess	19	2,883
Kinder Morgan	130	2,302
Marathon Oil	43	1,130
Marathon Petroleum	31	4,124
Occidental Petroleum	50	3,157
ONEOK	31	2,078
Phillips 66	33	3,681
Pioneer Natural Resources	15	3,385
Schlumberger	98	5,717
Targa Resources	13	1,066
Valero Energy	26	3,352
Williams	85	2,928
		112,701
Financials — 12.6%
Aflac	38	2,749
Allstate	17	1,916
American Express	42	7,093
American International Group	52	3,135
Ameriprise Financial	7	2,439
Aon, Cl A	14	4,459

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arch Capital Group *	23	$1,787
Arthur J Gallagher	16	3,437
Assurant	4	538
Bank of America	475	15,200
Bank of New York Mellon	50	2,268
Berkshire Hathaway, Cl B *	122	42,939
BlackRock, Cl A	10	7,388
Brown & Brown	14	986
Capital One Financial	25	2,925
Cboe Global Markets	6	838
Charles Schwab	102	6,742
Chubb	28	5,723
Cincinnati Financial	11	1,183
Citigroup	136	6,482
Citizens Financial Group	30	968
CME Group, Cl A	26	5,173
Comerica	8	432
Discover Financial Services	18	1,900
Everest Group Ltd	4	1,442
FactSet Research Systems	3	1,305
Fidelity National Information Services	41	2,476
Fifth Third Bancorp	45	1,310
Fiserv *	45	5,679
FleetCor Technologies *	5	1,245
Franklin Resources	17	497
Global Payments	18	1,985
Globe Life	5	561
Goldman Sachs Group	24	8,541
Hartford Financial Services Group	20	1,438
Huntington Bancshares	96	1,175
Intercontinental Exchange	37	4,248
Invesco	17	286
Jack Henry & Associates	5	838
JPMorgan Chase	201	31,750
KeyCorp	62	763
Lincoln National	8	224
Loews	10	627
M&T Bank	14	1,958
MarketAxess Holdings	3	808

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	36	$6,783
Mastercard, Cl A	57	22,474
MetLife	46	2,897
Moody's	11	3,880
Morgan Stanley	90	8,240
MSCI, Cl A	5	2,740
Nasdaq	21	1,060
Northern Trust	15	1,202
PayPal Holdings *	79	5,990
PNC Financial Services Group	27	3,696
Principal Financial Group	14	1,118
Progressive	40	5,039
Prudential Financial	24	2,316
Raymond James Financial	14	1,541
Regions Financial	63	1,283
S&P Global	23	9,074
State Street	26	1,883
Synchrony Financial	30	1,036
T Rowe Price Group	16	1,972
Travelers	15	2,589
Truist Financial	91	3,023
US Bancorp	92	3,651
Visa, Cl A	111	26,388
W R Berkley	15	925
Wells Fargo	257	11,863
Willis Towers Watson	6	1,268
Zions Bancorp	9	344
		332,131
Health Care — 13.2%
Abbott Laboratories	120	13,360
AbbVie	122	18,249
Agilent Technologies	20	2,435
Align Technology *	5	1,889
AmerisourceBergen	11	2,056
Amgen	36	8,429
Baxter International	35	1,583
Becton Dickinson	20	5,572
Biogen *	10	2,702
Bio-Rad Laboratories, Cl A *	2	811

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	10	$834
Boston Scientific *	99	5,133
Bristol-Myers Squibb	145	9,018
Cardinal Health	17	1,555
Catalent *	12	582
Centene *	39	2,656
Charles River Laboratories International *	4	838
Cigna Group	21	6,197
Cooper	4	1,565
CVS Health	87	6,498
Danaher	46	11,733
DaVita *	4	408
DENTSPLY SIRONA	14	581
Dexcom *	26	3,239
Edwards Lifesciences *	43	3,529
Elevance Health	16	7,546
Eli Lilly	55	25,000
GE HealthCare Technologies	24	1,872
Gilead Sciences	87	6,624
HCA Healthcare	14	3,819
Henry Schein *	8	630
Hologic *	16	1,271
Humana	8	3,655
IDEXX Laboratories *	6	3,328
Illumina *	10	1,921
Incyte *	10	637
Insulet *	6	1,660
Intuitive Surgical *	25	8,110
IQVIA Holdings *	14	3,133
Johnson & Johnson	178	29,820
Laboratory Corp of America Holdings	5	1,070
McKesson	9	3,622
Medtronic	93	8,162
Merck	176	18,770
Mettler-Toledo International *	2	2,515
Moderna *	25	2,942
Molina Healthcare *	5	1,522
Organon	14	308
Pfizer	386	13,919

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	7	$946
Regeneron Pharmaceuticals *	7	5,193
ResMed	10	2,224
Revvity	8	984
STERIS	7	1,579
Stryker	24	6,802
Teleflex	4	1,005
Thermo Fisher Scientific	26	14,265
UnitedHealth Group	64	32,408
Universal Health Services, Cl B	6	834
Vertex Pharmaceuticals *	17	5,990
Viatris, Cl W	79	832
Waters *	5	1,381
West Pharmaceutical Services	5	1,840
Zimmer Biomet Holdings	16	2,210
Zoetis, Cl A	33	6,207
		348,008
Industrials — 8.4%
3M	40	4,460
A O Smith	7	508
Alaska Air Group *	7	340
Allegion	4	467
American Airlines Group *	41	687
AMETEK	14	2,220
Automatic Data Processing	29	7,171
Axon Enterprise *	6	1,116
Boeing *	39	9,315
Broadridge Financial Solutions	7	1,175
Carrier Global	56	3,335
Caterpillar	35	9,281
Ceridian HCM Holding *	10	708
CH Robinson Worldwide	10	1,002
Cintas	6	3,012
Copart *	29	2,563
CSX	139	4,631
Cummins	10	2,608
Deere	18	7,733
Delta Air Lines	44	2,035
Dover	9	1,314

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	27	$5,544
Emerson Electric	40	3,654
Equifax	7	1,429
Expeditors International of Washington	10	1,273
Fastenal	39	2,286
FedEx	15	4,049
Fortive	23	1,802
Generac Holdings *	5	769
General Dynamics	14	3,130
General Electric	78	8,911
Honeywell International	44	8,542
Howmet Aerospace	24	1,227
Huntington Ingalls Industries	3	689
IDEX	5	1,129
Illinois Tool Works	19	5,003
Ingersoll Rand	26	1,697
Jacobs Solutions	10	1,254
JB Hunt Transport Services	4	816
Johnson Controls International	47	3,269
L3Harris Technologies	14	2,653
Leidos Holdings	9	842
Lockheed Martin	15	6,696
Masco	14	850
Nordson	5	1,258
Norfolk Southern	15	3,504
Northrop Grumman	10	4,450
Old Dominion Freight Line	6	2,517
Otis Worldwide	28	2,547
PACCAR	34	2,928
Parker-Hannifin	9	3,690
Paychex	22	2,760
Paycom Software	4	1,475
Pentair	10	695
Quanta Services	9	1,815
Republic Services, Cl A	15	2,267
Robert Half	6	445
Rockwell Automation	7	2,354
Rollins	10	408
RTX	101	8,881

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	4	$1,090
Southwest Airlines	40	1,366
Stanley Black & Decker	9	893
Textron	13	1,011
Trane Technologies	14	2,792
TransDigm Group	4	3,599
Union Pacific	43	9,977
United Airlines Holdings *	20	1,086
United Parcel Service, Cl B	51	9,544
United Rentals	5	2,323
Verisk Analytics, Cl A	10	2,289
Waste Management	25	4,095
Westinghouse Air Brake Technologies	13	1,540
WW Grainger	3	2,215
Xylem	15	1,691
		220,700
Information Technology — 27.9%
Accenture, Cl A	43	13,603
Adobe *	32	17,477
Advanced Micro Devices *	113	12,927
Akamai Technologies *	10	945
Amphenol, Cl A	40	3,532
Analog Devices	36	7,183
ANSYS *	5	1,710
Apple	1,014	199,200
Applied Materials	57	8,641
Arista Networks *	18	2,792
Autodesk *	16	3,392
Broadcom	29	26,061
Cadence Design Systems *	18	4,212
CDW	9	1,684
Cisco Systems	284	14,779
Cognizant Technology Solutions, Cl A	36	2,377
Corning	52	1,765
DXC Technology *	12	332
Enphase Energy *	10	1,518
EPAM Systems *	5	1,184
F5 *	4	633
Fair Isaac *	2	1,676

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	6	$1,244
Fortinet *	46	3,575
Gartner *	5	1,768
Gen Digital	37	720
Hewlett Packard Enterprise	85	1,477
HP	58	1,904
Intel	283	10,123
International Business Machines	64	9,228
Intuit	19	9,722
Juniper Networks	21	584
Keysight Technologies *	13	2,094
KLA	9	4,626
Lam Research	9	6,466
Microchip Technology	37	3,476
Micron Technology	74	5,283
Microsoft	511	171,655
Monolithic Power Systems	3	1,678
Motorola Solutions	12	3,440
NetApp	15	1,170
NVIDIA	170	79,439
ON Semiconductor *	29	3,125
Oracle	106	12,426
Palo Alto Networks *	21	5,249
PTC *	6	875
Qorvo *	5	550
QUALCOMM	75	9,913
Roper Technologies	7	3,451
Salesforce *	66	14,851
Seagate Technology Holdings	13	826
ServiceNow *	14	8,162
Skyworks Solutions	10	1,144
SolarEdge Technologies *	4	966
Synopsys *	11	4,970
TE Connectivity	22	3,157
Teledyne Technologies *	4	1,538
Teradyne	10	1,129
Texas Instruments	63	11,340
Trimble *	20	1,076
Tyler Technologies *	3	1,190

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	5	$1,055
Western Digital *	20	851
Zebra Technologies, Cl A *	4	1,232
		736,371
Materials — 2.5%
Air Products & Chemicals	14	4,275
Albemarle	7	1,486
Amcor	99	1,016
Avery Dennison	4	736
Ball	21	1,232
Celanese, Cl A	5	627
CF Industries Holdings	13	1,067
Corteva	49	2,765
Dow	48	2,711
DuPont de Nemours	35	2,717
Eastman Chemical	10	856
Ecolab	16	2,930
FMC	10	962
Freeport-McMoRan	98	4,376
International Flavors & Fragrances	16	1,354
International Paper	33	1,190
Linde	34	13,283
LyondellBasell Industries, Cl A	17	1,681
Martin Marietta Materials	4	1,786
Mosaic	23	937
Newmont	55	2,361
Nucor	16	2,753
Packaging Corp of America	7	1,073
PPG Industries	15	2,158
Sealed Air	9	411
Sherwin-Williams	15	4,147
Steel Dynamics	12	1,279
Vulcan Materials	10	2,205
Westrock	15	499
		64,873
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	10	1,257
American Tower ‡	33	6,280

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
AvalonBay Communities ‡	9	$1,698
Boston Properties ‡	9	600
Camden Property Trust ‡	6	654
CBRE Group, Cl A *	20	1,666
CoStar Group *	27	2,267
Crown Castle ‡	30	3,249
Digital Realty Trust ‡	19	2,368
Equinix ‡	6	4,859
Equity Residential ‡	24	1,582
Essex Property Trust ‡	5	1,218
Extra Space Storage ‡	9	1,256
Federal Realty Investment Trust ‡	2	203
Healthpeak Properties ‡	34	742
Host Hotels & Resorts ‡	45	828
Invitation Homes ‡	38	1,349
Iron Mountain ‡	19	1,167
Kimco Realty ‡	41	831
Mid-America Apartment Communities ‡	6	898
ProLogis ‡	65	8,109
Public Storage ‡	12	3,381
Realty Income ‡	41	2,500
Regency Centers ‡	10	655
SBA Communications, Cl A ‡	6	1,314
Simon Property Group ‡	23	2,866
UDR ‡	20	818
Ventas ‡	26	1,261
VICI Properties, Cl A ‡	68	2,141
Welltower ‡	30	2,464
Weyerhaeuser ‡	50	1,703
		62,184
Utilities — 2.5%
AES	40	865
Alliant Energy	20	1,075
Ameren	20	1,713
American Electric Power	34	2,881
American Water Works	13	1,917
Atmos Energy	9	1,095
CenterPoint Energy	40	1,204
CMS Energy	19	1,160

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	26	$2,466
Constellation Energy	23	2,223
Dominion Energy	57	3,052
DTE Energy	14	1,600
Duke Energy	55	5,149
Edison International	25	1,799
Entergy	14	1,438
Evergy	14	840
Eversource Energy	25	1,808
Exelon	68	2,847
FirstEnergy	36	1,418
NextEra Energy	138	10,115
NiSource	25	696
NRG Energy	20	760
PG&E *	109	1,920
Pinnacle West Capital	10	828
PPL	49	1,349
Public Service Enterprise Group	33	2,083
Sempra	22	3,279
Southern	76	5,498
WEC Energy Group	20	1,797
Xcel Energy	37	2,321
		67,196
TOTAL UNITED STATES		2,624,052
TOTAL COMMON STOCK
(Cost $2,563,848)		2,627,843

PURCHASED OPTIONS — 0.1%
(Cost $14,148)		3,088
TOTAL INVESTMENTS — 99.9%
(Cost $2,577,996)		$2,630,931

Percentages are based on Net Assets of $2,634,883.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	7	$311,528	$445.04	09/15/23	$388
S&P 500 Index	5	2,225,190	4,450.38	09/15/23	2,700
Total Purchased Options		$2,536,718			$3,088

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,627,843.

As of July 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.5%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	197	$43,927
UNITED STATES — 101.3%
Communication Services — 8.8%
Activision Blizzard	552	51,204
Alphabet, Cl A *	4,455	591,268
Alphabet, Cl C *	3,832	510,078
AT&T	5,300	76,956
Charter Communications, Cl A *	80	32,415
Comcast, Cl A	3,100	140,306
Electronic Arts	196	26,725
Fox, Cl A	195	6,523
Fox, Cl B	139	4,366
Interpublic Group	318	10,885
Live Nation Entertainment *	95	8,336
Match Group *	236	10,976
Meta Platforms, Cl A *	1,659	528,557
Netflix *	331	145,299
News, Cl A	275	5,451
News, Cl B	139	2,795
Omnicom Group	150	12,693
Paramount Global, Cl B	439	7,037
Take-Two Interactive Software *	120	18,353
T-Mobile US *	440	60,619
Verizon Communications	3,128	106,602
Walt Disney *	1,361	120,979
Warner Bros Discovery *	1,678	21,931
		2,500,354
Consumer Discretionary — 10.7%
Advance Auto Parts	41	3,050
Amazon.com *	6,698	895,389
Aptiv *	203	22,226
AutoZone *	14	34,744
Bath & Body Works	170	6,300
Best Buy	163	13,537
Booking Holdings *	27	80,212
BorgWarner	197	9,160

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	158	$9,325
CarMax *	106	8,757
Carnival *	763	14,375
Chipotle Mexican Grill, Cl A *	21	41,208
Darden Restaurants	85	14,358
Domino's Pizza	24	9,522
DR Horton	238	30,231
eBay	404	17,982
Etsy *	92	9,352
Expedia Group *	117	14,336
Ford Motor	3,000	39,630
Garmin	108	11,436
General Motors	1,062	40,749
Genuine Parts	105	16,351
Hasbro	108	6,972
Hilton Worldwide Holdings	200	31,098
Home Depot	757	252,717
Las Vegas Sands	228	13,637
Lennar, Cl A	185	23,463
LKQ	212	11,615
Lowe's	443	103,782
Marriott International, Cl A	195	39,353
McDonald's	545	159,794
MGM Resorts International	206	10,459
Mohawk Industries *	41	4,360
Newell Brands	365	4,073
NIKE, Cl B	917	101,228
Norwegian Cruise Line Holdings *	267	5,893
NVR *	2	12,613
O'Reilly Automotive *	45	41,660
Pool	27	10,388
PulteGroup	154	12,996
Ralph Lauren, Cl A	31	4,071
Ross Stores	260	29,806
Royal Caribbean Cruises *	171	18,658
Starbucks	851	86,436
Tapestry	199	8,587
Tesla *	2,021	540,476
TJX	881	76,233

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	85	$19,039
Ulta Beauty *	40	17,792
VF	278	5,507
Whirlpool	34	4,905
Wynn Resorts	69	7,520
Yum! Brands	214	29,461
		3,036,822
Consumer Staples — 6.7%
Altria Group	1,367	62,089
Archer-Daniels-Midland	415	35,258
Brown-Forman, Cl B	140	9,884
Bunge	103	11,193
Campbell Soup	107	4,903
Church & Dwight	189	18,082
Clorox	94	14,239
Coca-Cola	2,907	180,030
Colgate-Palmolive	633	48,273
Conagra Brands	358	11,746
Constellation Brands, Cl A	124	33,827
Costco Wholesale	331	185,582
Dollar General	166	28,031
Dollar Tree *	157	24,230
Estee Lauder, Cl A	175	31,500
General Mills	447	33,409
Hershey	114	26,369
Hormel Foods	226	9,239
J M Smucker	81	12,203
Kellogg	212	14,181
Keurig Dr Pepper	632	21,494
Kimberly-Clark	258	33,308
Kraft Heinz	603	21,817
Kroger	469	22,812
Lamb Weston Holdings	122	12,643
McCormick	193	17,270
Molson Coors Beverage, Cl B	139	9,698
Mondelez International, Cl A	1,008	74,723
Monster Beverage *	582	33,459
PepsiCo	1,029	192,896
Philip Morris International	1,155	115,177

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	1,765	$275,869
Sysco	387	29,532
Target	352	48,037
Tyson Foods, Cl A	195	10,865
Walgreens Boots Alliance	570	17,083
Walmart	1,048	167,533
		1,898,484
Energy — 4.3%
APA	266	10,770
Baker Hughes, Cl A	767	27,451
Chevron	1,302	213,085
ConocoPhillips	901	106,066
Coterra Energy	568	15,643
Devon Energy	493	26,622
Diamondback Energy	137	20,183
EOG Resources	446	59,108
EQT	269	11,346
Exxon Mobil	3,028	324,723
Halliburton	684	26,731
Hess	210	31,863
Kinder Morgan	1,498	26,530
Marathon Oil	459	12,058
Marathon Petroleum	322	42,832
Occidental Petroleum	547	34,532
ONEOK	337	22,593
Phillips 66	349	38,931
Pioneer Natural Resources	177	39,944
Schlumberger	1,090	63,591
Targa Resources	174	14,266
Valero Energy	275	35,450
Williams	885	30,488
		1,234,806
Financials — 12.8%
Aflac	418	30,238
Allstate	198	22,311
American Express	440	74,307
American International Group	551	33,214
Ameriprise Financial	80	27,876

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon, Cl A	156	$49,686
Arch Capital Group *	282	21,909
Arthur J Gallagher	156	33,509
Assurant	48	6,456
Bank of America	5,175	165,600
Bank of New York Mellon	545	24,721
Berkshire Hathaway, Cl B *	1,338	470,922
BlackRock, Cl A	111	82,012
Brown & Brown	178	12,540
Capital One Financial	290	33,936
Cboe Global Markets	80	11,174
Charles Schwab	1,137	75,156
Chubb	316	64,594
Cincinnati Financial	118	12,694
Citigroup	1,492	71,109
Citizens Financial Group	330	10,646
CME Group, Cl A	275	54,714
Comerica	111	5,990
Discover Financial Services	191	20,160
Everest Group Ltd.	27	9,734
FactSet Research Systems	30	13,051
Fidelity National Information Services	427	25,782
Fifth Third Bancorp	511	14,870
Fiserv *	471	59,445
FleetCor Technologies *	50	12,445
Franklin Resources	208	6,082
Global Payments	178	19,625
Globe Life	78	8,749
Goldman Sachs Group	247	87,900
Hartford Financial Services Group	235	16,892
Huntington Bancshares	996	12,191
Intercontinental Exchange	428	49,134
Invesco	395	6,636
Jack Henry & Associates	52	8,714
JPMorgan Chase	2,189	345,774
KeyCorp	611	7,521
Lincoln National	139	3,898
Loews	139	8,708
M&T Bank	125	17,483

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	29	$7,807
Marsh & McLennan	367	69,150
Mastercard, Cl A	627	247,214
MetLife	488	30,729
Moody's	121	42,683
Morgan Stanley	967	88,539
MSCI, Cl A	62	33,981
Nasdaq	234	11,815
Northern Trust	155	12,419
PayPal Holdings *	853	64,674
PNC Financial Services Group	306	41,888
Principal Financial Group	186	14,856
Progressive	447	56,313
Prudential Financial	275	26,535
Raymond James Financial	143	15,740
Regions Financial	732	14,911
S&P Global	244	96,260
State Street	253	18,327
Synchrony Financial	318	10,984
T Rowe Price Group	169	20,831
Travelers	167	28,826
Truist Financial	1,013	33,652
US Bancorp	1,064	42,220
Visa, Cl A	1,212	288,129
W R Berkley	148	9,130
Wells Fargo	2,796	129,063
Willis Towers Watson	82	17,329
Zions Bancorp	139	5,317
		3,629,430
Health Care — 13.3%
Abbott Laboratories	1,296	144,284
AbbVie	1,319	197,296
Agilent Technologies	226	27,520
Align Technology *	53	20,028
AmerisourceBergen	123	22,989
Amgen	397	92,957
Baxter International	382	17,278
Becton Dickinson	219	61,018
Biogen *	111	29,991

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Rad Laboratories, Cl A *	16	$6,486
Bio-Techne	107	8,924
Boston Scientific *	1,101	57,087
Bristol-Myers Squibb	1,561	97,079
Cardinal Health	189	17,288
Catalent *	113	5,483
Centene *	397	27,032
Charles River Laboratories International *	34	7,124
Cigna Group	219	64,627
Cooper	39	15,259
CVS Health	982	73,346
Danaher	496	126,510
DaVita *	43	4,386
DENTSPLY SIRONA	163	6,768
Dexcom *	295	36,745
Edwards Lifesciences *	462	37,916
Elevance Health	175	82,535
Eli Lilly	589	267,730
GE HealthCare Technologies	270	21,060
Gilead Sciences	925	70,429
HCA Healthcare	157	42,831
Henry Schein *	115	9,061
Hologic *	171	13,581
Humana	96	43,856
IDEXX Laboratories *	61	33,838
Illumina *	113	21,713
Incyte *	151	9,622
Insulet *	54	14,944
Intuitive Surgical *	260	84,344
IQVIA Holdings *	135	30,208
Johnson & Johnson	1,946	326,013
Laboratory Corp of America Holdings	65	13,905
McKesson	104	41,850
Medtronic	987	86,619
Merck	1,897	202,315
Mettler-Toledo International *	17	21,377
Moderna *	250	29,415
Molina Healthcare *	46	14,006
Organon	201	4,418

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	4,214	$151,957
Quest Diagnostics	92	12,439
Regeneron Pharmaceuticals *	80	59,353
ResMed	104	23,124
Revvity	94	11,557
STERIS	76	17,142
Stryker	251	71,136
Teleflex	32	8,037
Thermo Fisher Scientific	288	158,014
UnitedHealth Group	697	352,940
Universal Health Services, Cl B	46	6,392
Vertex Pharmaceuticals *	196	69,059
Viatris, Cl W	887	9,340
Waters *	46	12,706
West Pharmaceutical Services	58	21,346
Zimmer Biomet Holdings	166	22,933
Zoetis, Cl A	353	66,396
		3,764,962
Industrials — 8.6%
3M	421	46,942
A O Smith	107	7,771
Alaska Air Group *	105	5,106
Allegion	57	6,661
American Airlines Group *	431	7,219
AMETEK	174	27,596
Automatic Data Processing	305	75,414
Axon Enterprise *	51	9,482
Boeing *	420	100,317
Broadridge Financial Solutions	90	15,113
Carrier Global	635	37,814
Caterpillar	384	101,825
Ceridian HCM Holding *	101	7,152
CH Robinson Worldwide	77	7,714
Cintas	64	32,131
Copart *	322	28,462
CSX	1,554	51,779
Cummins	108	28,166
Deere	199	85,490
Delta Air Lines	460	21,280

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover	106	$15,473
Eaton	304	62,417
Emerson Electric	435	39,737
Equifax	93	18,979
Expeditors International of Washington	115	14,640
Fastenal	411	24,089
FedEx	176	47,511
Fortive	267	20,919
Generac Holdings *	43	6,609
General Dynamics	171	38,232
General Electric	809	92,420
Honeywell International	496	96,288
Howmet Aerospace	255	13,041
Huntington Ingalls Industries	27	6,201
IDEX	59	13,323
Illinois Tool Works	211	55,561
Ingersoll Rand	305	19,907
Jacobs Solutions	87	10,911
JB Hunt Transport Services	66	13,460
Johnson Controls International	528	36,722
L3Harris Technologies	144	27,287
Leidos Holdings	116	10,849
Lockheed Martin	172	76,776
Masco	186	11,286
Nordson	36	9,058
Norfolk Southern	173	40,411
Northrop Grumman	110	48,950
Old Dominion Freight Line	67	28,106
Otis Worldwide	298	27,106
PACCAR	398	34,280
Parker-Hannifin	99	40,591
Paychex	245	30,740
Paycom Software	38	14,013
Pentair	139	9,661
Quanta Services	110	22,178
Republic Services, Cl A	162	24,480
Robert Half	94	6,970
Rockwell Automation	88	29,594
Rollins	170	6,941

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	1,087	$95,580
Snap-On	36	9,808
Southwest Airlines	418	14,279
Stanley Black & Decker	99	9,828
Textron	150	11,666
Trane Technologies	165	32,908
TransDigm Group	38	34,189
Union Pacific	453	105,105
United Airlines Holdings *	228	12,383
United Parcel Service, Cl B	539	100,863
United Rentals	51	23,699
Verisk Analytics, Cl A	110	25,183
Waste Management	283	46,353
Westinghouse Air Brake Technologies	128	15,160
WW Grainger	32	23,632
Xylem	149	16,800
		2,426,587
Information Technology — 28.4%
Accenture, Cl A	470	148,684
Adobe *	342	186,790
Advanced Micro Devices *	1,201	137,394
Akamai Technologies *	114	10,773
Amphenol, Cl A	453	40,004
Analog Devices	375	74,824
ANSYS *	64	21,894
Apple	11,103	2,181,184
Applied Materials	628	95,199
Arista Networks *	194	30,087
Autodesk *	163	34,554
Broadcom	312	280,379
Cadence Design Systems *	208	48,674
CDW	103	19,268
Cisco Systems	3,057	159,086
Cognizant Technology Solutions, Cl A	366	24,167
Corning	606	20,568
DXC Technology *	175	4,839
Enphase Energy *	104	15,790
EPAM Systems *	45	10,656
F5 *	41	6,488

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	20	$16,759
First Solar *	70	14,518
Fortinet *	498	38,705
Gartner *	62	21,923
Gen Digital	428	8,325
Hewlett Packard Enterprise	912	15,851
HP	691	22,686
Intel	3,104	111,030
International Business Machines	675	97,321
Intuit	210	107,457
Juniper Networks	278	7,728
Keysight Technologies *	135	21,746
KLA	106	54,479
Lam Research	100	71,849
Microchip Technology	417	39,173
Micron Technology	837	59,753
Microsoft	5,583	1,875,441
Monolithic Power Systems	34	19,023
Motorola Solutions	128	36,689
NetApp	147	11,467
NVIDIA	1,855	866,823
ON Semiconductor *	330	35,558
Oracle	1,147	134,463
Palo Alto Networks *	233	58,241
PTC *	81	11,811
Qorvo *	66	7,261
QUALCOMM	829	109,569
Roper Technologies	83	40,923
Salesforce *	730	164,257
Seagate Technology Holdings	156	9,906
ServiceNow *	151	88,033
Skyworks Solutions	120	13,724
SolarEdge Technologies *	44	10,624
Synopsys *	117	52,861
TE Connectivity	241	34,581
Teledyne Technologies *	37	14,228
Teradyne	117	13,214
Texas Instruments	676	121,680
Trimble *	200	10,760

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	33	$13,089
VeriSign *	69	14,556
Western Digital *	213	9,065
Zebra Technologies, Cl A *	36	11,087
		8,049,539
Materials — 2.6%
Air Products & Chemicals	169	51,601
Albemarle	89	18,893
Amcor	1,239	12,712
Avery Dennison	64	11,777
Ball	236	13,851
Celanese, Cl A	75	9,404
CF Industries Holdings	151	12,394
Corteva	541	30,529
Dow	535	30,211
DuPont de Nemours	330	25,618
Eastman Chemical	103	8,815
Ecolab	180	32,965
FMC	109	10,489
Freeport-McMoRan	1,095	48,892
International Flavors & Fragrances	180	15,230
International Paper	274	9,880
Linde	366	142,985
LyondellBasell Industries, Cl A	190	18,783
Martin Marietta Materials	48	21,430
Mosaic	246	10,027
Newmont	602	25,838
Nucor	182	31,320
Packaging Corp of America	65	9,968
PPG Industries	178	25,614
Sealed Air	127	5,794
Sherwin-Williams	178	49,217
Steel Dynamics	120	12,790
Vulcan Materials	102	22,491
Westrock	204	6,791
		726,309
Real Estate — 2.5%
Alexandria Real Estate Equities	127	15,961

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
American Tower ‡	358	$68,131
AvalonBay Communities ‡	114	21,506
Boston Properties ‡	104	6,930
Camden Property Trust ‡	72	7,854
CBRE Group, Cl A *	234	19,495
CoStar Group *	310	26,031
Crown Castle ‡	330	35,736
Digital Realty Trust ‡	211	26,295
Equinix ‡	70	56,694
Equity Residential ‡	258	17,013
Essex Property Trust ‡	50	12,177
Extra Space Storage ‡	151	21,075
Federal Realty Investment Trust ‡	50	5,076
Healthpeak Properties ‡	441	9,627
Host Hotels & Resorts ‡	547	10,065
Invitation Homes ‡	407	14,448
Iron Mountain ‡	203	12,464
Kimco Realty ‡	458	9,279
Mid-America Apartment Communities ‡	89	13,320
ProLogis ‡	685	85,454
Public Storage ‡	122	34,374
Realty Income ‡	481	29,327
Regency Centers ‡	100	6,553
SBA Communications, Cl A ‡	83	18,173
Simon Property Group ‡	249	31,025
UDR ‡	231	9,443
Ventas ‡	300	14,556
VICI Properties, Cl A ‡	755	23,767
Welltower ‡	362	29,738
Weyerhaeuser ‡	552	18,801
		710,388
Utilities — 2.6%
AES	557	12,048
Alliant Energy	204	10,963
Ameren	209	17,905
American Electric Power	393	33,303
American Water Works	142	20,935
Atmos Energy	119	14,484
CenterPoint Energy	472	14,202

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	203	$12,397
Consolidated Edison	263	24,948
Constellation Energy	247	23,873
Dominion Energy	638	34,165
DTE Energy	152	17,374
Duke Energy	589	55,142
Edison International	263	18,925
Entergy	159	16,329
Evergy	170	10,195
Eversource Energy	264	19,095
Exelon	760	31,814
FirstEnergy	382	15,047
NextEra Energy	1,506	110,390
NiSource	330	9,187
NRG Energy	177	6,724
PG&E *	1,224	21,555
Pinnacle West Capital	90	7,454
PPL	516	14,205
Public Service Enterprise Group	379	23,922
Sempra	241	35,914
Southern	834	60,332
WEC Energy Group	240	21,566
Xcel Energy	418	26,221
		740,614
TOTAL UNITED STATES		28,718,295
TOTAL COMMON STOCK
(Cost $26,375,339)		28,762,222

PURCHASED OPTIONS — 0.1%
(Cost $58,458)		21,011
TOTAL INVESTMENTS — 101.6%
(Cost $26,433,797)		$28,783,233

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

Value
WRITTEN OPTIONS— (1.7)%
(Premiums Received $(395,587))	$(473,474)

Percentages are based on Net Assets of $28,341,382.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	16	$691,200	$432.00	08/18/23	$576
S&P 500 Index	61	26,352,000	4,320.00	08/18/23	20,435
Total Purchased Options		$27,043,200			$21,011

WRITTEN OPTIONS — (1.7)%
Call Options
Mini-SPX Index	(16)	$(728,000)	455.00	08/18/23	$(11,704)
S&P 500 Index	(61)	(27,724,500)	4,545.00	08/18/23	(461,770)
Total Written Options		$(28,452,500)			$(473,474)

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $28,762,222.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's  investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,762,222	$—	$—	$28,762,222
Purchased Options	21,011	—	—	21,011
Total Investments in Securities	$28,783,233	$—	$—	$28,783,233

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(473,474)	$—	$—	$(473,474)
Total Other Financial Instruments	$(473,474)	$—	$—	$(473,474)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.7%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	16	$3,568
UNITED STATES — 99.5%
Communication Services — 8.7%
Activision Blizzard	42	3,896
Alphabet, Cl A *	369	48,974
Alphabet, Cl C *	316	42,063
AT&T	432	6,273
Charter Communications, Cl A *	7	2,836
Comcast, Cl A	255	11,541
Electronic Arts	18	2,454
Fox, Cl A	18	602
Fox, Cl B	9	283
Interpublic Group	27	924
Live Nation Entertainment *	9	790
Match Group *	17	791
Meta Platforms, Cl A *	137	43,648
Netflix *	28	12,291
News, Cl A	27	535
News, Cl B	9	181
Omnicom Group	13	1,100
Paramount Global, Cl B	36	577
Take-Two Interactive Software *	10	1,529
T-Mobile US *	34	4,684
Verizon Communications	262	8,929
Walt Disney *	111	9,867
Warner Bros Discovery *	142	1,856
		206,624
Consumer Discretionary — 10.5%
Advance Auto Parts	2	149
Amazon.com *	554	74,059
Aptiv *	14	1,533
AutoZone *	1	2,482
Bath & Body Works	7	259
Best Buy	11	914
Booking Holdings *	2	5,942
BorgWarner	9	419

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Caesars Entertainment *	11	$649
CarMax *	9	743
Carnival *	49	923
Chipotle Mexican Grill, Cl A *	2	3,925
Darden Restaurants	9	1,520
Domino's Pizza	3	1,190
DR Horton	20	2,540
eBay	33	1,469
Etsy *	9	915
Expedia Group *	9	1,103
Ford Motor	253	3,342
Garmin	9	953
General Motors	94	3,607
Genuine Parts	9	1,401
Hasbro	9	581
Hilton Worldwide Holdings	18	2,799
Home Depot	63	21,032
Las Vegas Sands	22	1,316
Lennar, Cl A	18	2,283
LKQ	18	986
Lowe's	37	8,668
Marriott International, Cl A	17	3,431
McDonald's	45	13,194
MGM Resorts International	20	1,015
Mohawk Industries *	4	425
Newell Brands	17	190
NIKE, Cl B	77	8,500
Norwegian Cruise Line Holdings *	17	375
O'Reilly Automotive *	4	3,703
Pool	3	1,154
PulteGroup	11	928
Ralph Lauren, Cl A	3	394
Ross Stores	22	2,522
Royal Caribbean Cruises *	13	1,418
Starbucks	69	7,008
Tapestry	18	777
Tesla *	167	44,661
TJX	69	5,971
Tractor Supply	7	1,568

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	3	$1,334
VF	18	357
Whirlpool	5	721
Wynn Resorts	4	436
Yum! Brands	18	2,478
		250,262
Consumer Staples — 6.6%
Altria Group	112	5,087
Archer-Daniels-Midland	30	2,549
Brown-Forman, Cl B	9	635
Bunge	10	1,087
Campbell Soup	18	825
Church & Dwight	12	1,148
Clorox	6	909
Coca-Cola	240	14,863
Colgate-Palmolive	48	3,660
Conagra Brands	25	820
Constellation Brands, Cl A	11	3,001
Costco Wholesale	28	15,699
Dollar General	12	2,026
Dollar Tree *	14	2,161
Estee Lauder, Cl A	13	2,340
General Mills	36	2,691
Hershey	9	2,082
Hormel Foods	18	736
J M Smucker	6	904
Kellogg	18	1,204
Keurig Dr Pepper	52	1,768
Kimberly-Clark	21	2,711
Kraft Heinz	49	1,773
Kroger	45	2,189
Lamb Weston Holdings	9	933
McCormick	13	1,163
Molson Coors Beverage, Cl B	13	907
Mondelez International, Cl A	84	6,227
Monster Beverage *	50	2,874
PepsiCo	86	16,121
Philip Morris International	97	9,673
Procter & Gamble	148	23,132

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	31	$2,365
Target	29	3,958
Tyson Foods, Cl A	18	1,003
Walgreens Boots Alliance	45	1,349
Walmart	87	13,908
		156,481
Energy — 4.3%
APA	13	526
Baker Hughes, Cl A	56	2,004
Chevron	108	17,675
ConocoPhillips	75	8,829
Coterra Energy	54	1,487
Devon Energy	40	2,160
Diamondback Energy	12	1,768
EOG Resources	37	4,904
EQT	27	1,139
Exxon Mobil	251	26,917
Halliburton	64	2,501
Hess	18	2,731
Kinder Morgan	122	2,161
Marathon Oil	51	1,340
Marathon Petroleum	24	3,192
Occidental Petroleum	46	2,904
ONEOK	27	1,810
Phillips 66	29	3,235
Pioneer Natural Resources	14	3,159
Schlumberger	94	5,484
Targa Resources	13	1,066
Valero Energy	24	3,094
Williams	79	2,722
		102,808
Financials — 12.5%
Aflac	30	2,170
Allstate	14	1,577
American Express	36	6,080
American International Group	42	2,532
Ameriprise Financial	7	2,439
Aon, Cl A	13	4,140

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arch Capital Group *	19	$1,476
Arthur J Gallagher	14	3,007
Assurant	3	403
Bank of America	427	13,664
Bank of New York Mellon	40	1,814
Berkshire Hathaway, Cl B *	111	39,068
BlackRock, Cl A	9	6,650
Brown & Brown	10	704
Capital One Financial	24	2,808
Cboe Global Markets	7	978
Charles Schwab	90	5,949
Chubb	26	5,315
Cincinnati Financial	8	861
Citigroup	115	5,481
Citizens Financial Group	23	742
CME Group, Cl A	23	4,576
Comerica	3	162
Discover Financial Services	18	1,900
Everest Group Ltd.	3	1,082
FactSet Research Systems	3	1,305
Fidelity National Information Services	40	2,415
Fifth Third Bancorp	45	1,309
Fiserv *	39	4,922
FleetCor Technologies *	5	1,245
Franklin Resources	9	263
Global Payments	18	1,984
Globe Life	6	673
Goldman Sachs Group	21	7,473
Hartford Financial Services Group	23	1,653
Huntington Bancshares	90	1,102
Intercontinental Exchange	37	4,248
Invesco	11	185
Jack Henry & Associates	3	503
JPMorgan Chase	183	28,907
KeyCorp	49	603
Lincoln National	9	252
Loews	13	814
M&T Bank	12	1,678
MarketAxess Holdings	3	808

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	31	$5,841
Mastercard, Cl A	52	20,503
MetLife	41	2,582
Moody's	10	3,527
Morgan Stanley	82	7,508
MSCI, Cl A	5	2,740
Nasdaq	22	1,111
Northern Trust	13	1,042
PayPal Holdings *	69	5,232
PNC Financial Services Group	26	3,559
Principal Financial Group	11	879
Progressive	37	4,661
Prudential Financial	22	2,123
Raymond James Financial	14	1,541
Regions Financial	49	998
S&P Global	20	7,890
State Street	22	1,594
Synchrony Financial	28	967
T Rowe Price Group	11	1,356
Travelers	13	2,244
Truist Financial	87	2,890
US Bancorp	88	3,492
Visa, Cl A	101	24,011
W R Berkley	17	1,049
Wells Fargo	230	10,617
Willis Towers Watson	6	1,268
Zions Bancorp	9	344
		299,489
Health Care — 13.1%
Abbott Laboratories	107	11,912
AbbVie	110	16,454
Agilent Technologies	17	2,070
Align Technology *	5	1,889
AmerisourceBergen	9	1,682
Amgen	33	7,727
Baxter International	25	1,131
Becton Dickinson	17	4,737
Biogen *	8	2,161
Bio-Rad Laboratories, Cl A *	1	405

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	13	$1,084
Boston Scientific *	86	4,459
Bristol-Myers Squibb	127	7,898
Cardinal Health	13	1,189
Catalent *	16	776
Centene *	30	2,043
Charles River Laboratories International *	3	629
Cigna Group	18	5,312
Cooper	3	1,174
CVS Health	80	5,975
Danaher	40	10,202
DaVita *	5	510
DENTSPLY SIRONA	19	789
Dexcom *	23	2,865
Edwards Lifesciences *	38	3,119
Elevance Health	15	7,074
Eli Lilly	49	22,273
GE HealthCare Technologies	21	1,638
Gilead Sciences	78	5,939
HCA Healthcare	13	3,547
Henry Schein *	9	709
Hologic *	13	1,032
Humana	8	3,655
IDEXX Laboratories *	5	2,774
Illumina *	11	2,114
Incyte *	13	828
Insulet *	5	1,384
Intuitive Surgical *	22	7,137
IQVIA Holdings *	12	2,685
Johnson & Johnson	162	27,140
Laboratory Corp of America Holdings	6	1,284
McKesson	9	3,622
Medtronic	82	7,196
Merck	158	16,851
Mettler-Toledo International *	1	1,257
Moderna *	21	2,471
Molina Healthcare *	4	1,218
Organon	18	396
Pfizer	352	12,693

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	6	$811
Regeneron Pharmaceuticals *	7	5,193
ResMed	9	2,001
Revvity	7	861
STERIS	6	1,353
Stryker	21	5,952
Teleflex	4	1,005
Thermo Fisher Scientific	24	13,168
UnitedHealth Group	58	29,369
Universal Health Services, Cl B	4	556
Vertex Pharmaceuticals *	16	5,637
Viatris, Cl W	69	727
Waters *	4	1,105
West Pharmaceutical Services	5	1,840
Zimmer Biomet Holdings	13	1,796
Zoetis, Cl A	28	5,266
		311,749
Industrials — 8.4%
3M	37	4,125
A O Smith	4	290
Alaska Air Group *	3	146
Allegion	6	701
American Airlines Group *	25	419
AMETEK	15	2,379
Automatic Data Processing	26	6,429
Axon Enterprise *	5	930
Boeing *	34	8,121
Broadridge Financial Solutions	8	1,343
Carrier Global	47	2,799
Caterpillar	32	8,485
Ceridian HCM Holding *	7	496
CH Robinson Worldwide	4	401
Cintas	5	2,510
Copart *	27	2,387
CSX	121	4,032
Cummins	8	2,086
Deere	17	7,303
Delta Air Lines	40	1,850
Dover	9	1,314

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	25	$5,133
Emerson Electric	36	3,289
Equifax	8	1,633
Expeditors International of Washington	9	1,146
Fastenal	36	2,110
FedEx	15	4,049
Fortive	24	1,880
Generac Holdings *	4	615
General Dynamics	14	3,130
General Electric	68	7,768
Honeywell International	42	8,153
Howmet Aerospace	27	1,381
Huntington Ingalls Industries	2	459
IDEX	5	1,129
Illinois Tool Works	18	4,740
Ingersoll Rand	27	1,762
Jacobs Solutions	9	1,129
JB Hunt Transport Services	4	816
Johnson Controls International	45	3,130
L3Harris Technologies	12	2,274
Leidos Holdings	9	842
Lockheed Martin	14	6,249
Masco	10	607
Nordson	4	1,006
Norfolk Southern	13	3,037
Northrop Grumman	9	4,005
Old Dominion Freight Line	6	2,517
Otis Worldwide	27	2,456
PACCAR	29	2,498
Parker-Hannifin	8	3,280
Paychex	22	2,760
Paycom Software	3	1,106
Pentair	9	625
Quanta Services	9	1,815
Republic Services, Cl A	13	1,964
Robert Half	9	667
Rockwell Automation	7	2,354
Rollins	8	327
RTX	91	8,002

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	4	$1,090
Southwest Airlines	36	1,230
Stanley Black & Decker	9	893
Textron	13	1,011
Trane Technologies	14	2,792
TransDigm Group	3	2,699
Union Pacific	38	8,817
United Airlines Holdings *	18	978
United Parcel Service, Cl B	44	8,234
United Rentals	4	1,859
Verisk Analytics, Cl A	8	1,832
Waste Management	22	3,603
Westinghouse Air Brake Technologies	13	1,540
WW Grainger	3	2,215
Xylem	15	1,691
		200,873
Information Technology — 28.0%
Accenture, Cl A	40	12,654
Adobe *	29	15,839
Advanced Micro Devices *	100	11,440
Akamai Technologies *	7	661
Amphenol, Cl A	35	3,091
Analog Devices	32	6,385
ANSYS *	6	2,053
Apple	920	180,734
Applied Materials	51	7,731
Arista Networks *	16	2,481
Autodesk *	14	2,968
Broadcom	26	23,365
Cadence Design Systems *	16	3,744
CDW	7	1,309
Cisco Systems	254	13,218
Cognizant Technology Solutions, Cl A	33	2,179
Corning	45	1,527
DXC Technology *	18	498
Enphase Energy *	9	1,366
EPAM Systems *	4	947
F5 *	4	633
Fair Isaac *	2	1,676

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	7	$1,452
Fortinet *	40	3,109
Gartner *	5	1,768
Gen Digital	36	700
Hewlett Packard Enterprise	81	1,408
HP	61	2,003
Intel	260	9,300
International Business Machines	57	8,218
Intuit	17	8,699
Juniper Networks	18	500
Keysight Technologies *	11	1,772
KLA	9	4,626
Lam Research	8	5,748
Microchip Technology	36	3,382
Micron Technology	69	4,926
Microsoft	462	155,195
Monolithic Power Systems	3	1,678
Motorola Solutions	11	3,153
NetApp	17	1,326
NVIDIA	154	71,963
ON Semiconductor *	28	3,017
Oracle	96	11,254
Palo Alto Networks *	18	4,499
PTC *	7	1,021
Qorvo *	4	440
QUALCOMM	70	9,252
Roper Technologies	7	3,451
Salesforce *	61	13,726
Seagate Technology Holdings	15	953
ServiceNow *	13	7,579
Skyworks Solutions	9	1,029
SolarEdge Technologies *	4	966
Synopsys *	10	4,518
TE Connectivity	20	2,870
Teledyne Technologies *	3	1,154
Teradyne	9	1,016
Texas Instruments	57	10,260
Trimble *	18	968
Tyler Technologies *	3	1,190

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	6	$1,266
Western Digital *	18	766
Zebra Technologies, Cl A *	3	924
		669,544
Materials — 2.5%
Air Products & Chemicals	14	4,275
Albemarle	6	1,274
Amcor	71	728
Avery Dennison	5	920
Ball	16	939
Celanese, Cl A	7	878
CF Industries Holdings	10	821
Corteva	45	2,539
Dow	45	2,541
DuPont de Nemours	31	2,407
Eastman Chemical	9	770
Ecolab	15	2,747
FMC	9	866
Freeport-McMoRan	95	4,242
International Flavors & Fragrances	18	1,523
International Paper	21	757
Linde	31	12,111
LyondellBasell Industries, Cl A	18	1,779
Martin Marietta Materials	4	1,786
Mosaic	22	897
Newmont	48	2,060
Nucor	15	2,581
Packaging Corp of America	6	920
PPG Industries	13	1,871
Sealed Air	9	411
Sherwin-Williams	15	4,147
Steel Dynamics	10	1,066
Vulcan Materials	9	1,985
Westrock	18	599
		60,440
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	8	1,005
American Tower ‡	29	5,519

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
AvalonBay Communities ‡	8	$1,509
Boston Properties ‡	5	333
Camden Property Trust ‡	4	436
CBRE Group, Cl A *	17	1,416
CoStar Group *	24	2,015
Crown Castle ‡	25	2,707
Digital Realty Trust ‡	18	2,243
Equinix ‡	6	4,860
Equity Residential ‡	22	1,451
Essex Property Trust ‡	4	974
Extra Space Storage ‡	9	1,256
Federal Realty Investment Trust ‡	3	305
Healthpeak Properties ‡	36	786
Host Hotels & Resorts ‡	45	828
Invitation Homes ‡	37	1,313
Iron Mountain ‡	18	1,105
Kimco Realty ‡	36	729
Mid-America Apartment Communities ‡	5	748
ProLogis ‡	58	7,236
Public Storage ‡	10	2,818
Realty Income ‡	40	2,439
Regency Centers ‡	9	590
SBA Communications, Cl A ‡	7	1,533
Simon Property Group ‡	20	2,492
UDR ‡	18	736
Ventas ‡	31	1,504
VICI Properties, Cl A ‡	64	2,015
Welltower ‡	32	2,629
Weyerhaeuser ‡	45	1,533
		57,063
Utilities — 2.5%
AES	30	649
Alliant Energy	18	967
Ameren	13	1,114
American Electric Power	33	2,796
American Water Works	12	1,769
Atmos Energy	7	852
CenterPoint Energy	33	993
CMS Energy	15	916

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	22	$2,087
Constellation Energy	19	1,836
Dominion Energy	53	2,838
DTE Energy	13	1,486
Duke Energy	51	4,775
Edison International	22	1,583
Entergy	14	1,438
Evergy	11	660
Eversource Energy	20	1,447
Exelon	61	2,554
FirstEnergy	36	1,418
NextEra Energy	124	9,089
NiSource	27	752
NRG Energy	18	684
PG&E *	100	1,761
Pinnacle West Capital	9	745
PPL	45	1,239
Public Service Enterprise Group	32	2,020
Sempra	20	2,980
Southern	69	4,991
WEC Energy Group	22	1,977
Xcel Energy	36	2,258
		60,674
TOTAL UNITED STATES		2,376,007
TOTAL COMMON STOCK
(Cost $2,352,166)		2,379,575

PURCHASED OPTIONS — 0.2%
(Cost $24,112)		5,534
TOTAL INVESTMENTS — 99.9%
(Cost $2,376,278)		$2,385,109

WRITTEN OPTIONS— (0.1)%
(Premiums Received $(2,652))		$(1,442)

Percentages are based on Net Assets of $2,387,631.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	1	$44,504	$445.04	09/15/23	$109
S&P 500 Index	5	2,225,190	4,450.38	09/15/23	5,425
Total Purchased Options		$2,269,694			$5,534

WRITTEN OPTIONS — (0.1)%
Call Options
Mini-SPX Index	(1)	$(44,504)	445.04	09/15/23	$(29)
S&P 500 Index	(5)	(2,225,190)	4,450.38	09/15/23	(1,413)
Total Written Options		$(2,269,694)			$(1,442)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,379,575.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,379,575	$—	$—	$2,379,575
Purchased Options	5,534	—	—	5,534
Total Investments in Securities	$2,385,109	$—	$—	$2,385,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,442)	$—	$—	$(1,442)
Total Other Financial Instruments	$(1,442)	$—	$—	$(1,442)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 11.8%
Materials — 11.8%
Allkem *	22,939	$229,080
IGO	26,440	245,869
Lynas Rare Earths *	36,667	166,285
Syrah Resources *	24,637	11,621
TOTAL AUSTRALIA		652,855
CANADA — 2.3%
Materials — 2.3%
HudBay Minerals	9,364	55,917
Lithium Americas *	3,540	71,594
TOTAL CANADA		127,511
CHILE — 8.7%
Materials — 8.7%
Antofagasta	11,629	250,996
Lundin Mining	26,052	233,355
TOTAL CHILE		484,351
CHINA — 27.4%
Industrials — 4.8%
Eve Energy, Cl A	22,200	184,069
Fangda Carbon New Material, Cl A *	96,400	83,667
		267,736
Materials — 22.6%
China Nonferrous Mining	45,100	23,768
China Northern Rare Earth Group High-Tech, Cl A	56,800	196,236
China Rare Earth Resources And Technology, Cl A	22,600	96,904
Ganfeng Lithium Group, Cl H	15,942	102,005
MMG *	110,100	40,236
Nanjing Hanrui Cobalt, Cl A	8,500	41,134
Shenghe Resources Holding, Cl A	43,200	76,318
Sinofibers Technology, Cl A	12,300	72,059
South Manganese Investment *(A)	142,300	5,419
Tongling Nonferrous Metals Group, Cl A	250,100	113,785

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	18,560	$78,854
Western Mining, Cl A	60,400	103,914
Xiangtan Electrochemical Scientific, Cl A	14,500	24,804
Yunnan Chihong Zinc&Germanium, Cl A	112,600	89,216
Zhejiang Huayou Cobalt, Cl A	26,430	186,213
		1,250,865
TOTAL CHINA		1,518,601
FINLAND — 0.2%
Materials — 0.2%
Jervois Global *	260,924	10,725
FRANCE — 0.5%
Materials — 0.5%
Eramet	320	26,990
GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,200	18,435
INDONESIA — 1.4%
Materials — 1.4%
Nickel Industries	68,253	37,943
Vale Indonesia	81,142	36,993
TOTAL INDONESIA		74,936
JAPAN — 5.4%
Industrials — 0.3%
Nippon Carbon	548	16,623
Materials — 5.1%
Nippon Denko	6,294	12,802
Sumitomo Metal Mining	6,001	207,552
Tokai Carbon	7,286	64,768
		285,122
TOTAL JAPAN		301,745

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.9%
Materials — 4.9%
Southern Copper	3,080	$269,315
NETHERLANDS — 0.9%
Materials — 0.9%
AMG Critical Materials	1,194	48,945
SOUTH AFRICA — 12.6%
Materials — 12.6%
African Rainbow Minerals	8,865	100,071
Anglo American	6,861	211,336
Anglo American Platinum	2,245	112,405
Impala Platinum Holdings	23,851	173,011
Northam Platinum Holdings *	11,739	99,741
TOTAL SOUTH AFRICA		696,564
SWEDEN — 3.0%
Materials — 3.0%
Boliden	5,698	168,161
UNITED STATES — 14.8%
Industrials — 0.7%
GrafTech International	7,617	40,218
Materials — 14.1%
Albemarle	1,011	214,615
Freeport-McMoRan	5,776	257,899
Livent *	7,057	173,743
MP Materials *	5,733	136,732
		782,989
TOTAL UNITED STATES		823,207

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA — 5.7%
Materials — 5.7%
First Quantum Minerals	10,647	$316,356
TOTAL COMMON STOCK
(Cost $6,556,246)		5,538,697
TOTAL INVESTMENTS — 99.9%
(Cost $6,556,246)		$5,538,697

Percentages are based on Net Assets of $5,543,340.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,533,278	$—	$5,419	$5,538,697
Total Investments in Securities	$5,533,278	$—	$5,419	$5,538,697

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.9%(A)
UNITED STATES — 100.9%
Communication Services — 2.3%
Verizon Communications	15,374	$523,946
Walt Disney *	15,374	1,366,595
		1,890,541
Consumer Discretionary — 13.8%
Home Depot	15,374	5,132,456
McDonald's	15,374	4,507,657
NIKE, Cl B	15,374	1,697,136
		11,337,249
Consumer Staples — 7.6%
Coca-Cola	15,374	952,112
Procter & Gamble	15,374	2,402,956
Walgreens Boots Alliance	15,374	460,759
Walmart	15,374	2,457,687
		6,273,514
Energy — 3.1%
Chevron	15,374	2,516,109
Financials — 20.4%
American Express	15,374	2,596,361
Goldman Sachs Group	15,374	5,471,146
JPMorgan Chase	15,374	2,428,477
Travelers	15,374	2,653,706
Visa, Cl A	15,374	3,654,861
		16,804,551
Health Care — 19.0%
Amgen	15,374	3,599,822
Johnson & Johnson	15,374	2,575,606
Merck	15,374	1,639,637
UnitedHealth Group	15,374	7,784,933
		15,599,998
Industrials — 15.1%
3M	15,374	1,714,201
Boeing *	15,374	3,672,080
Caterpillar	15,374	4,076,723

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30 ® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	15,374	$2,984,555
		12,447,559
Information Technology — 18.5%
Apple	15,374	3,020,222
Cisco Systems	15,374	800,063
Intel	15,374	549,928
International Business Machines	15,374	2,216,623
Microsoft	15,374	5,164,434
Salesforce *	15,374	3,459,304
		15,210,574
Materials — 1.1%
Dow	15,374	868,170
TOTAL UNITED STATES		82,948,265
TOTAL COMMON STOCK
(Cost $75,490,642)		82,948,265
TOTAL INVESTMENTS — 100.9%
(Cost $75,490,642)		$82,948,265

WRITTEN OPTIONS— (1.0)%
(Premiums Received $(780,280))		$(827,860)

Percentages are based on Net Assets of $82,205,870.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Dow Jones Industrial Average	(2,332)	$(82,786,000)	$355.00	08/18/23	$(827,860)

*	Non-income producing security.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30 ® Covered Call ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $82,948,265.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,948,265	$—	$—	$82,948,265
Total Investments in Securities	$82,948,265	$—	$—	$82,948,265

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(827,860)	$—	$—	$(827,860)
Total Other Financial Instruments	$(827,860)	$—	$—	$(827,860)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 101.2%(A)
Vanguard Russell 2000 ETF
TOTAL EXCHANGE TRADED FUND
(Cost $3,814,899)	52,748	$4,236,192
TOTAL INVESTMENTS — 101.2%
(Cost $3,814,899)		$4,236,192

WRITTEN OPTIONS— (1.3)%
(Premiums Received $(39,233))		$(54,298)

Percentages are based on Net Assets of $4,185,793.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
Cboe Mini-Russell 2000 Index	(5)	$(100,000)	$200.00	08/18/23	$(1,698)
Russell 2000 Index	(10)	(1,970,000)	1,970.00	08/18/23	(52,600)
Total Written Options		$(2,070,000)			$(54,298)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $4,236,192.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$4,236,192	$—	$—	$4,236,192
Total Investments in Securities	$4,236,192	$—	$—	$4,236,192

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(54,298)	$—	$—	$(54,298)
Total Other Financial Instruments	$(54,298)	$—	$—	$(54,298)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.6%(A)
Financial Select Sector SPDR Fund
TOTAL EXCHANGE TRADED FUND
(Cost $1,310,652)	37,179	$1,313,534

COMMON STOCK — 46.3%(A)
UNITED STATES — 46.3%
Financials — 46.3%
Aflac	129	9,332
Allstate	60	6,761
American Express	138	23,305
American International Group	171	10,308
Ameriprise Financial	24	8,363
Aon, Cl A	47	14,970
Arch Capital Group *	85	6,604
Arthur J Gallagher	49	10,525
Assurant	12	1,614
Bank of America	1,596	51,072
Bank of New York Mellon	169	7,666
Berkshire Hathaway, Cl B *	411	144,656
BlackRock, Cl A	35	25,860
Brown & Brown	53	3,734
Capital One Financial	88	10,298
Cboe Global Markets	24	3,352
Charles Schwab	341	22,540
Chubb	96	19,623
Cincinnati Financial	36	3,873
Citigroup	450	21,447
Citizens Financial Group	111	3,581
CME Group, Cl A	83	16,514
Comerica	29	1,565
Discover Financial Services	61	6,439
Everest Group Ltd	10	3,605
FactSet Research Systems	9	3,915
Fidelity National Information Services	136	8,212
Fifth Third Bancorp	155	4,511
Fiserv *	142	17,922
FleetCor Technologies *	17	4,232
Franklin Resources	64	1,871
Global Payments	60	6,615

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Globe Life	20	$2,243
Goldman Sachs Group	76	27,046
Hartford Financial Services Group	72	5,175
Huntington Bancshares	325	3,978
Intercontinental Exchange	129	14,809
Invesco	102	1,714
Jack Henry & Associates	16	2,681
JPMorgan Chase	673	106,307
KeyCorp	207	2,548
Lincoln National	40	1,122
Loews	43	2,694
M&T Bank	39	5,455
MarketAxess Holdings	9	2,423
Marsh & McLennan	115	21,668
Mastercard, Cl A	193	76,096
MetLife	152	9,571
Moody's	36	12,699
Morgan Stanley	300	27,468
MSCI, Cl A	18	9,865
Nasdaq	77	3,888
Northern Trust	47	3,766
PayPal Holdings *	256	19,410
PNC Financial Services Group	93	12,731
Principal Financial Group	51	4,073
Progressive	136	17,133
Prudential Financial	84	8,105
Raymond James Financial	44	4,843
Regions Financial	211	4,298
S&P Global	75	29,588
State Street	76	5,505
Synchrony Financial	98	3,385
T Rowe Price Group	51	6,286
Travelers	53	9,148
Truist Financial	306	10,165
US Bancorp	322	12,777
Visa, Cl A	373	88,673
W R Berkley	46	2,838
Wells Fargo	863	39,836
Willis Towers Watson	24	5,072

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	40	$1,530
TOTAL UNITED STATES		1,113,497
TOTAL COMMON STOCK
(Cost $1,075,617)		1,113,497
TOTAL INVESTMENTS — 100.9%
(Cost $2,386,269)		$2,427,031

WRITTEN OPTIONS— (1.0)%
(Premiums Received $(27,979))		$(24,524)

Percentages are based on Net Assets of $2,404,994.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
The Financial Select Sector SPDR® Fund	(343)	$(1,200,500)	$35.00	08/18/23	$(24,524)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,427,031.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,313,534	$—	$—	$1,313,534
Common Stock	1,113,497	—	—	1,113,497
Total Investments in Securities	$2,427,031	$—	$—	$2,427,031

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(24,524)	$—	$—	$(24,524)
Total Other Financial Instruments	$(24,524)	$—	$—	$(24,524)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.5%(A)
Health Care Select Sector SPDR Fund
TOTAL EXCHANGE TRADED FUND
(Cost $1,491,436)	11,088	$1,487,455

COMMON STOCK — 45.9%(A)
UNITED STATES — 45.9%
Health Care — 45.9%
Abbott Laboratories	432	48,095
AbbVie	439	65,666
Agilent Technologies	74	9,011
Align Technology *	18	6,802
AmerisourceBergen	40	7,476
Amgen	134	31,376
Baxter International	122	5,518
Becton Dickinson	70	19,503
Biogen *	36	9,727
Bio-Rad Laboratories, Cl A *	5	2,027
Bio-Techne	40	3,336
Boston Scientific *	353	18,303
Bristol-Myers Squibb	526	32,712
Cardinal Health	66	6,037
Catalent *	44	2,135
Centene *	135	9,192
Charles River Laboratories International *	11	2,305
Cigna Group	75	22,132
Cooper	11	4,304
CVS Health	318	23,751
Danaher	165	42,085
DaVita *	11	1,122
DENTSPLY SIRONA	55	2,284
Dexcom *	99	12,331
Edwards Lifesciences *	154	12,639
Elevance Health	59	27,826
Eli Lilly	196	89,092
GE HealthCare Technologies	91	7,098
Gilead Sciences	315	23,984
HCA Healthcare	51	13,913
Henry Schein *	33	2,600
Hologic *	61	4,845

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	32	$14,619
IDEXX Laboratories *	21	11,649
Illumina *	40	7,686
Incyte *	44	2,804
Insulet *	18	4,981
Intuitive Surgical *	88	28,547
IQVIA Holdings *	47	10,517
Johnson & Johnson	647	108,392
Laboratory Corp of America Holdings	22	4,706
McKesson	34	13,682
Medtronic	330	28,961
Merck	631	67,296
Mettler-Toledo International *	5	6,287
Moderna *	84	9,883
Molina Healthcare *	14	4,263
Organon	66	1,451
Pfizer	1,403	50,592
Quest Diagnostics	29	3,921
Regeneron Pharmaceuticals *	27	20,032
ResMed	36	8,005
Revvity	33	4,057
STERIS	25	5,639
Stryker	84	23,806
Teleflex	11	2,763
Thermo Fisher Scientific	96	52,671
UnitedHealth Group	232	117,478
Universal Health Services, Cl B	16	2,223
Vertex Pharmaceuticals *	64	22,550
Viatris, Cl W	298	3,138
Waters *	14	3,867
West Pharmaceutical Services	19	6,993
Zimmer Biomet Holdings	52	7,184
Zoetis, Cl A	116	21,818
TOTAL UNITED STATES		1,251,688
TOTAL COMMON STOCK
(Cost $1,265,209)		1,251,688
TOTAL INVESTMENTS — 100.4%
(Cost $2,756,645)		$2,739,143

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Health Care Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.4)%
(Premiums Received $(21,825))	$(11,271)

Percentages are based on Net Assets of $2,729,075.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
The Health Care Select Sector SPDR® Fund	(102)	$(1,377,000)	$135.00	08/18/23	$(11,271)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,739,143.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,487,455	$—	$—	$1,487,455
Common Stock	1,251,688	—	—	1,251,688
Total Investments in Securities	$2,739,143	$—	$—	$2,739,143

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(11,271)	$—	$—	$(11,271)
Total Other Financial Instruments	$(11,271)	$—	$—	$(11,271)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.4%(A)
Technology Select Sector SPDR Fund
TOTAL EXCHANGE TRADED FUND
(Cost $1,570,812)	11,394	$2,032,120

COMMON STOCK — 46.7%(A)
CHINA — 0.3%
Information Technology — 0.3%
NXP Semiconductors	53	11,818
UNITED STATES — 46.4%
Information Technology — 46.4%
Accenture, Cl A	130	41,125
Adobe *	95	51,886
Advanced Micro Devices *	330	37,752
Akamai Technologies *	34	3,213
Amphenol, Cl A	124	10,950
Analog Devices	103	20,552
ANSYS *	18	6,158
Apple	2,060	404,687
Applied Materials	173	26,225
Arista Networks *	51	7,910
Autodesk *	45	9,540
Broadcom	85	76,385
Cadence Design Systems *	57	13,339
CDW	28	5,238
Cisco Systems	842	43,818
Cognizant Technology Solutions, Cl A	106	6,999
Corning	160	5,430
DXC Technology *	47	1,300
Enphase Energy *	28	4,251
EPAM Systems *	12	2,842
F5 *	12	1,899
Fair Isaac *	4	3,352
First Solar *	21	4,355
Fortinet *	136	10,570
Gartner *	16	5,657
Gen Digital	118	2,295
Hewlett Packard Enterprise	270	4,693
HP	181	5,942

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	857	$30,655
International Business Machines	186	26,817
Intuit	58	29,679
Juniper Networks	68	1,890
Keysight Technologies *	37	5,960
KLA	28	14,391
Lam Research	27	19,399
Microchip Technology	115	10,803
Micron Technology	224	15,991
Microsoft	1,141	383,285
Monolithic Power Systems	9	5,035
Motorola Solutions	35	10,032
NetApp	46	3,588
NVIDIA	188	87,850
ON Semiconductor *	88	9,482
Oracle	316	37,045
Palo Alto Networks *	61	15,248
PTC *	23	3,354
Qorvo *	22	2,420
QUALCOMM	229	30,267
Roper Technologies	22	10,847
Salesforce *	201	45,227
Seagate Technology Holdings	36	2,286
ServiceNow *	41	23,903
Skyworks Solutions	34	3,889
SolarEdge Technologies *	12	2,897
Synopsys *	32	14,458
TE Connectivity	64	9,183
Teledyne Technologies *	10	3,845
Teradyne	33	3,727
Texas Instruments	186	33,480
Trimble *	51	2,744
Tyler Technologies *	9	3,570
VeriSign *	20	4,219
Western Digital *	67	2,852

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zebra Technologies, Cl A *	11	$3,388
TOTAL UNITED STATES		1,732,069
TOTAL COMMON STOCK
(Cost $1,361,606)		1,743,887
TOTAL INVESTMENTS — 101.1%
(Cost $2,932,418)		$3,776,007

WRITTEN OPTIONS— (1.1)%
(Premiums Received $(44,418))		$(42,000)

Percentages are based on Net Assets of $3,734,509.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
The Technology Select Sector SPDR® Fund	(105)	$(1,858,500)	$177.00	08/18/23	$(42,000)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $3,776,007.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,032,120	$—	$—	$2,032,120
Common Stock	1,743,887	—	—	1,743,887
Total Investments in Securities	$3,776,007	$—	$—	$3,776,007

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(42,000)	$—	$—	$(42,000)
Total Other Financial Instruments	$(42,000)	$—	$—	$(42,000)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — 102.4%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	9	$11,143
CHINA — 0.8%
Consumer Discretionary — 0.4%
JD.com ADR	70	2,892
PDD Holdings ADR *	70	6,287
		9,179
Information Technology — 0.4%
NXP Semiconductors	53	11,818
TOTAL CHINA		20,997
NETHERLANDS — 0.8%
Information Technology — 0.8%
ASML Holding, Cl G	30	21,492
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	116	8,317
UNITED STATES — 100.1%
Communication Services — 12.9%
Alphabet, Cl A *	609	80,826
Alphabet, Cl C *	606	80,665
Charter Communications, Cl A *	26	10,535
Comcast, Cl A	786	35,574
Electronic Arts	90	12,271
Meta Platforms, Cl A *	136	43,330
Netflix *	115	50,482
Sirius XM Holdings	1,050	5,355
T-Mobile US *	206	28,381
		347,419
Consumer Discretionary — 10.5%
Airbnb, Cl A *	80	12,175
Amazon.com *	647	86,491
Booking Holdings *	7	20,796

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	125	$5,564
Lucid Group *	370	2,816
Lululemon Athletica *	31	11,734
Marriott International, Cl A	64	12,916
O'Reilly Automotive *	19	17,590
Ross Stores	83	9,515
Starbucks	199	20,212
Tesla *	314	83,973
		283,782
Consumer Staples — 6.2%
Costco Wholesale	82	45,975
Dollar Tree *	61	9,414
Keurig Dr Pepper	263	8,945
Kraft Heinz	85	3,075
Mondelez International, Cl A	273	20,237
Monster Beverage *	122	7,014
PepsiCo	352	65,986
Walgreens Boots Alliance	225	6,743
		167,389
Financials — 0.8%
PayPal Holdings *	293	22,215
Health Care — 6.0%
Align Technology *	18	6,802
Amgen	107	25,054
Biogen *	28	7,565
Dexcom *	69	8,595
Gilead Sciences	233	17,740
IDEXX Laboratories *	20	11,094
Illumina *	51	9,800
Intuitive Surgical *	74	24,005
Moderna *	71	8,354
Regeneron Pharmaceuticals *	26	19,290
Seagen *	29	5,562
Vertex Pharmaceuticals *	49	17,265
		161,126

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.0%
Automatic Data Processing	121	$29,918
Cintas	25	12,551
Copart *	115	10,165
CSX	414	13,795
Fastenal	90	5,275
Old Dominion Freight Line	28	11,746
PACCAR	70	6,029
Paychex	94	11,794
Verisk Analytics, Cl A	32	7,326
		108,599
Information Technology — 59.1%
Adobe *	136	74,279
Advanced Micro Devices *	349	39,926
ANSYS *	26	8,895
Apple	1,703	334,554
Applied Materials	256	38,807
Atlassian, Cl A *	33	6,004
Autodesk *	57	12,083
Broadcom	84	75,487
Cadence Design Systems *	83	19,423
Cisco Systems	1,241	64,582
Cognizant Technology Solutions, Cl A	143	9,442
Crowdstrike Holdings, Cl A *	40	6,466
Datadog, Cl A *	60	7,003
Enphase Energy *	29	4,403
Fortinet *	185	14,378
GLOBALFOUNDRIES *	149	9,490
Intel	967	34,590
Intuit	74	37,866
KLA	35	17,988
Lam Research	39	28,021
Marvell Technology	209	13,612
Microchip Technology	46	4,321
Micron Technology	262	18,704
Microsoft	919	308,711
NVIDIA	550	257,010
ON Semiconductor *	84	9,051
Palo Alto Networks *	89	22,246
QUALCOMM	304	40,180

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	45	$20,331
Texas Instruments	191	34,380
Workday, Cl A *	53	12,568
Zoom Video Communications, Cl A *	60	4,401
Zscaler *	30	4,811
		1,594,013
Real Estate — 0.3%
CoStar Group *	82	6,886
Utilities — 0.3%
Exelon	178	7,451
TOTAL UNITED STATES		2,698,880
TOTAL COMMON STOCK
(Cost $2,122,004)		2,760,829
TOTAL INVESTMENTS — 102.4%
(Cost $2,122,004)		$2,760,829

WRITTEN OPTIONS— (2.5)%
(Premiums Received $(51,248))		$(68,060)

Percentages are based on Net Assets of $2,696,541.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.5)%
Call Options
Nasdaq-100	(1)	$(1,547,500)	$15,475.00	08/18/23	$(42,365)
Nasdaq-100® Reduced-Value Index	(3)	(928,500)	3,095.00	08/18/23	(25,695)
Total Written Options		$(2,476,000)			$(68,060)

*       Non-income producing security.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Nasdaq 100 ESG Covered Call ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,760,829.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,760,829	$—	$—	$2,760,829
Total Investments in Securities	$2,760,829	$—	$—	$2,760,829

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(68,060)	$—	$—	$(68,060)
Total Other Financial Instruments	$(68,060)	$—	$—	$(68,060)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — 101.3%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	22	$4,906
UNITED STATES — 101.1%
Communication Services — 8.5%
Alphabet, Cl A *	536	71,138
Alphabet, Cl C *	461	61,364
AT&T	636	9,235
Charter Communications, Cl A *	10	4,052
Comcast, Cl A	374	16,927
Electronic Arts	22	3,000
Fox, Cl A	26	870
Fox, Cl B	10	314
Interpublic Group	40	1,369
Match Group *	25	1,163
Netflix *	40	17,559
News, Cl A	32	634
News, Cl B	6	121
Omnicom Group	20	1,692
Paramount Global, Cl B	45	721
Verizon Communications	377	12,848
Walt Disney *	164	14,578
Warner Bros Discovery *	208	2,718
		220,303
Consumer Discretionary — 12.1%
Amazon.com *	807	107,880
Aptiv *	22	2,409
Best Buy	20	1,661
BorgWarner	20	930
Caesars Entertainment *	20	1,180
Darden Restaurants	10	1,689
eBay	43	1,914
Etsy *	13	1,321
Ford Motor	374	4,941
General Motors	127	4,873
Hasbro	10	646
Hilton Worldwide Holdings	24	3,732
Home Depot	92	30,713

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands	30	$1,794
Lowe's	53	12,416
Marriott International, Cl A	22	4,440
McDonald's	66	19,351
MGM Resorts International	30	1,523
Mohawk Industries *	6	638
Newell Brands	40	446
NIKE, Cl B	110	12,143
Norwegian Cruise Line Holdings *	34	750
PulteGroup	20	1,688
Ralph Lauren, Cl A	5	657
Royal Caribbean Cruises *	20	2,182
Starbucks	102	10,360
Tapestry	20	863
Tesla *	243	64,986
TJX	102	8,826
Tractor Supply	10	2,240
VF	30	594
Whirlpool	6	866
Yum! Brands	24	3,304
		313,956
Consumer Staples — 6.7%
Archer-Daniels-Midland	49	4,163
Brown-Forman, Cl B	20	1,412
Campbell Soup	20	916
Coca-Cola	353	21,861
Colgate-Palmolive	72	5,491
Conagra Brands	50	1,640
Constellation Brands, Cl A	15	4,092
Dollar General	21	3,546
Dollar Tree *	20	3,087
Estee Lauder, Cl A	20	3,600
General Mills	56	4,185
Hershey	14	3,238
Hormel Foods	30	1,226
J M Smucker	10	1,507
Kellogg	26	1,739
Keurig Dr Pepper	80	2,721
Kraft Heinz	80	2,894

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger	54	$2,627
McCormick	25	2,237
Molson Coors Beverage, Cl B	20	1,395
Mondelez International, Cl A	121	8,970
PepsiCo	125	23,433
Procter & Gamble	215	33,605
Sysco	43	3,281
Target	44	6,005
Tyson Foods, Cl A	30	1,672
Walgreens Boots Alliance	70	2,098
Walmart	127	20,302
		172,943
Energy — 3.7%
APA	30	1,215
Baker Hughes, Cl A	85	3,042
Chevron	158	25,858
ConocoPhillips	108	12,714
Devon Energy	53	2,862
EOG Resources	51	6,759
EQT	33	1,392
Halliburton	75	2,931
Hess	23	3,490
Kinder Morgan	165	2,922
Marathon Oil	58	1,524
Marathon Petroleum	37	4,922
ONEOK	45	3,017
Phillips 66	42	4,685
Pioneer Natural Resources	22	4,965
Schlumberger	125	7,292
Valero Energy	30	3,867
Williams	103	3,548
		97,005
Financials — 12.5%
Aflac	50	3,617
Allstate	22	2,479
American Express	53	8,951
American International Group	67	4,039
Ameriprise Financial	10	3,485

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arch Capital Group *	35	$2,719
Arthur J Gallagher	20	4,296
Assurant	6	807
Bank of America	626	20,032
Bank of New York Mellon	60	2,722
BlackRock, Cl A	14	10,344
Capital One Financial	32	3,745
Cboe Global Markets	10	1,397
Charles Schwab	130	8,593
Chubb	36	7,359
Citigroup	171	8,150
CME Group, Cl A	33	6,566
Discover Financial Services	20	2,111
Everest Group Ltd.	4	1,442
FactSet Research Systems	4	1,740
Fidelity National Information Services	56	3,381
Fifth Third Bancorp	70	2,037
Franklin Resources	30	877
Globe Life	6	673
Goldman Sachs Group	30	10,676
Hartford Financial Services Group	30	2,156
Intercontinental Exchange	51	5,855
Invesco	50	840
JPMorgan Chase	263	41,543
Lincoln National	20	561
M&T Bank	16	2,238
MarketAxess Holdings	4	1,077
Mastercard, Cl A	76	29,965
MetLife	54	3,400
Moody's	15	5,291
Morgan Stanley	116	10,621
MSCI, Cl A	7	3,837
Nasdaq	28	1,414
Northern Trust	20	1,602
PayPal Holdings *	97	7,355
PNC Financial Services Group	34	4,654
Principal Financial Group	24	1,917
Progressive	51	6,425
Prudential Financial	31	2,991

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	15	$1,651
Regions Financial	76	1,548
S&P Global	29	11,441
State Street	27	1,956
Synchrony Financial	39	1,347
T Rowe Price Group	21	2,588
Travelers	20	3,452
Truist Financial	119	3,953
Visa, Cl A	147	34,946
W R Berkley	20	1,234
Willis Towers Watson	10	2,113
		322,209
Health Care — 13.1%
Abbott Laboratories	157	17,479
AbbVie	160	23,933
Agilent Technologies	25	3,044
AmerisourceBergen	15	2,803
Amgen	48	11,239
Baxter International	50	2,261
Becton Dickinson	25	6,965
Biogen *	14	3,783
Bio-Rad Laboratories, Cl A *	2	811
Boston Scientific *	126	6,533
Bristol-Myers Squibb	188	11,692
Cardinal Health	20	1,829
Centene *	46	3,132
Cigna Group	26	7,673
CVS Health	113	8,440
DaVita *	5	510
Edwards Lifesciences *	57	4,678
Elevance Health	21	9,904
Eli Lilly	72	32,728
Gilead Sciences	110	8,375
Henry Schein *	15	1,182
Hologic *	25	1,986
Humana	11	5,025
IDEXX Laboratories *	8	4,438
Illumina *	13	2,498
Laboratory Corp of America Holdings	9	1,925

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medtronic	118	$10,356
Merck	230	24,530
Mettler-Toledo International *	2	2,515
Moderna *	28	3,294
Organon	30	659
Pfizer	511	18,427
Quest Diagnostics	10	1,352
Regeneron Pharmaceuticals *	10	7,419
Teleflex	4	1,005
Thermo Fisher Scientific	35	19,203
UnitedHealth Group	84	42,535
Vertex Pharmaceuticals *	23	8,104
Viatris, Cl W	120	1,264
Waters *	6	1,657
Zimmer Biomet Holdings	20	2,763
Zoetis, Cl A	40	7,524
		337,473
Industrials — 7.0%
Alaska Air Group *	10	486
American Airlines Group *	70	1,173
Automatic Data Processing	36	8,901
Broadridge Financial Solutions	11	1,847
Carrier Global	71	4,228
Caterpillar	46	12,198
CH Robinson Worldwide	11	1,102
Cintas	8	4,016
CSX	176	5,864
Cummins	12	3,130
Deere	24	10,310
Dover	13	1,898
Eaton	35	7,186
Emerson Electric	55	5,024
Expeditors International of Washington	15	1,910
Fortive	35	2,742
Generac Holdings *	6	922
General Electric	97	11,081
IDEX	8	1,807
Illinois Tool Works	26	6,846
Ingersoll Rand	40	2,611

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	8	$1,632
Johnson Controls International	62	4,312
Nordson	4	1,007
Norfolk Southern	20	4,672
Otis Worldwide	39	3,547
PACCAR	47	4,048
Parker-Hannifin	11	4,510
Paychex	30	3,764
Pentair	16	1,112
Quanta Services	13	2,621
Republic Services, Cl A	20	3,022
Robert Half	10	742
Rockwell Automation	11	3,699
Stanley Black & Decker	15	1,489
Trane Technologies	22	4,388
Union Pacific	54	12,529
United Parcel Service, Cl B	65	12,164
United Rentals	6	2,788
Verisk Analytics, Cl A	14	3,205
Waste Management	32	5,241
Westinghouse Air Brake Technologies	18	2,132
Xylem	20	2,255
		180,161
Information Technology — 31.1%
Adobe *	42	22,939
Advanced Micro Devices *	145	16,588
Apple	1,338	262,850
Applied Materials	75	11,369
Arista Networks *	24	3,722
Autodesk *	18	3,816
Cisco Systems	370	19,255
Corning	71	2,410
F5 *	5	791
Fortinet *	62	4,819
Gen Digital	60	1,167
Hewlett Packard Enterprise	130	2,259
HP	75	2,462
Intel	374	13,378
Intuit	25	12,793

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Juniper Networks	30	$834
Keysight Technologies *	15	2,416
KLA	13	6,681
Lam Research	12	8,622
Micron Technology	95	6,782
Microsoft	673	226,074
Motorola Solutions	16	4,586
NVIDIA	224	104,673
ON Semiconductor *	41	4,418
QUALCOMM	100	13,217
Salesforce *	88	19,801
Seagate Technology Holdings	20	1,270
SolarEdge Technologies *	5	1,207
TE Connectivity	28	4,018
Texas Instruments	82	14,760
Tyler Technologies *	4	1,587
Zebra Technologies, Cl A *	5	1,540
		803,104
Materials — 2.4%
Air Products & Chemicals	19	5,801
Albemarle	10	2,123
Amcor	150	1,539
Ball	30	1,761
CF Industries Holdings	20	1,641
Corteva	64	3,611
Dow	59	3,332
Ecolab	24	4,395
FMC	13	1,251
Freeport-McMoRan	131	5,849
International Flavors & Fragrances	26	2,200
International Paper	27	974
Linde	44	17,189
LyondellBasell Industries, Cl A	26	2,570
Mosaic	30	1,223
Newmont	66	2,833
PPG Industries	22	3,166
Westrock	30	999
		62,457

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	16	$2,011
American Tower ‡	41	7,803
AvalonBay Communities ‡	13	2,452
Boston Properties ‡	10	666
CBRE Group, Cl A *	30	2,499
Digital Realty Trust ‡	27	3,365
Equinix ‡	8	6,479
Equity Residential ‡	29	1,912
Essex Property Trust ‡	7	1,705
Extra Space Storage ‡	17	2,373
Federal Realty Investment Trust ‡	7	711
Healthpeak Properties ‡	60	1,310
Host Hotels & Resorts ‡	70	1,288
Iron Mountain ‡	30	1,842
Kimco Realty ‡	60	1,216
ProLogis ‡	82	10,229
Regency Centers ‡	15	983
SBA Communications, Cl A ‡	10	2,190
Simon Property Group ‡	28	3,489
UDR ‡	30	1,226
Ventas ‡	40	1,941
Welltower ‡	45	3,697
Weyerhaeuser ‡	74	2,520
		63,907
Utilities — 1.5%
American Water Works	17	2,506
CenterPoint Energy	58	1,745
Constellation Energy	31	2,996
Edison International	36	2,591
Entergy	20	2,054
Eversource Energy	35	2,531
Exelon	89	3,725
NextEra Energy	182	13,341
Public Service Enterprise Group	41	2,588

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra	30	$4,471
		38,548
TOTAL UNITED STATES		2,612,066
TOTAL COMMON STOCK
(Cost $2,244,656)		2,616,972
TOTAL INVESTMENTS — 101.3%
(Cost $2,244,656)		$2,616,972

WRITTEN OPTIONS— (1.5)%
(Premiums Received $(28,606))		$(37,760)

Percentages are based on Net Assets of $2,583,846.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.5)%
Call Options
S&P 500 ESG Index	(64)	$(2,592,000)	$405.00	08/18/23	$(37,760)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,616,972.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X S&P 500 ESG Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,616,972	$—	$—	$2,616,972
Total Investments in Securities	$2,616,972	$—	$—	$2,616,972

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(37,760)	$—	$—	$(37,760)
Total Other Financial Instruments	$(37,760)	$—	$—	$(37,760)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.4%(A)
UNITED STATES — 100.4%
Communication Services — 2.3%
Verizon Communications	482	$16,427
Walt Disney *	482	42,845
		59,272
Consumer Discretionary — 13.7%
Home Depot	482	160,911
McDonald's	482	141,322
NIKE, Cl B	482	53,208
		355,441
Consumer Staples — 7.6%
Coca-Cola	482	29,850
Procter & Gamble	482	75,337
Walgreens Boots Alliance	482	14,446
Walmart	482	77,052
		196,685
Energy — 3.0%
Chevron	482	78,884
Financials — 20.3%
American Express	482	81,400
Goldman Sachs Group	482	171,529
JPMorgan Chase	482	76,137
Travelers	482	83,198
Visa, Cl A	482	114,586
		526,850
Health Care — 18.9%
Amgen	482	112,860
Johnson & Johnson	482	80,750
Merck	482	51,405
UnitedHealth Group	482	244,071
		489,086
Industrials — 15.1%
3M	482	53,743
Boeing *	482	115,126
Caterpillar	482	127,812

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	482	$93,570
		390,251
Information Technology — 18.4%
Apple	482	94,689
Cisco Systems	482	25,083
Intel	482	17,241
International Business Machines	482	69,495
Microsoft	482	161,913
Salesforce *	482	108,455
		476,876
Materials — 1.1%
Dow	482	27,219
TOTAL UNITED STATES		2,600,564
TOTAL COMMON STOCK
(Cost $2,591,712)		2,600,564
TOTAL INVESTMENTS — 100.4%
(Cost $2,591,712)		$2,600,564

WRITTEN OPTIONS— (0.5)%
(Premiums Received $(14,471))		$(12,780)

Percentages are based on Net Assets of $2,591,330.

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Dow Jones Industrial Average	(36)	$(1,278,000)	$355.00	08/18/23	$(12,780)

*       Non-income producing security.

Schedules of Investments	July 31, 2023 (Unaudited)

Global X Dow 30® Covered Call & Growth ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at July 31, 2023 was $2,600,564.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,600,564	$—	$—	$2,600,564
Total Investments in Securities	$2,600,564	$—	$—	$2,600,564

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(12,780)	$—	$—	$(12,780)
Total Other Financial Instruments	$(12,780)	$—	$—	$(12,780)

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2023 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T7Y — Harmonized Index of Consumer Prices

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

S&P — Standard & Poor’s

Ser — Series

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

GLX-QH-003-2400

Consolidated Schedule of Investments (Unaudited)	July 31, 2023

Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 78.7%
Global X 1-3 Month T-Bill ETF(A)	165,000	$4,148,100
Global X Blockchain ETF(A)	212,650	8,170,013
TOTAL EXCHANGE TRADED FUNDS
(Cost $14,662,672)		12,318,113

	Face Amount
U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bills
5.307%, 10/17/23^(B)(C)	$500,000	494,359
5.301%, 10/12/23^(B)(C)	1,000,000	989,448
5.294%, 10/24/23^(B)(C)	1,000,000	987,735
5.121%, 08/15/23(B)	500,000	498,976
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,970,812)		2,970,518
TOTAL INVESTMENTS — 97.7%
(Cost $17,633,484)		$15,288,631

Percentages are based on Net Assets of $15,648,164.

A list of the futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME BITCOIN FUTURE^	51	Aug-2023	$7,581,492	$7,467,675	$(113,817)

^	Security, or a portion thereof, is held by the Global X Bitcoin Strategy Subsidiary I, as of July 31, 2023.
(A)	Affiliated investment.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on futures contracts.

ETF — Exchange Traded Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2023

Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,318,113	$—	$—	$12,318,113
U.S. Treasury Obligations	—	2,970,518	—	2,970,518
Total Investments in Securities	$12,318,113	$2,970,518	$—	$15,288,631

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(113,817)	$–	$–	$(113,817)
Total Other Financial Instruments	$(113,817)	$–	$–	$(113,817)

* Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the transactions with affiliates for the period ended July 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Capital
10/31/22	Cost	Sales	(Depreciation)	(Loss)	7/31/23	Income	Gains

Global X 1-3 Month T-Bill ETF
$-	$4,135,139	$-	$12,961	$-	$4,148,100	$1,300	$-
Global X Blockchain ETF
3,965,705	1,420,842	(1,305,787)	5,974,018	(1,884,765)	8,170,013	47,217	6
Totals:
$3,965,705	$5,555,981	$(1,305,787)	$5,986,979	$(1,884,765)	$12,318,113	$48,517	$6

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-010-0400